UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Managed Income Fund

BlackRock Strategic Income Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Corporate Bonds — 13.3%

Argentina — 1.5%
Banco de Galicia y Buenos Aires SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.16%), 8.25%, 07/19/26(a)(b)	USD	496	$536,027
Banco Hipotecario SA, 9.75%, 11/30/20(b)		376	418,627
Banco Macro SA, (USD Swap Semi 5 Year + 5.46%), 6.75%, 11/04/26(a)		223	223,899
Genneia SA, 8.75%, 01/20/22		244	262,822
Pampa Energia SA, 7.50%, 01/24/27		215	222,257
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 26.56%, 04/11/22(a)(b)		580	487,200

			2,150,832
Brazil — 2.7%
Itau Unibanco Holding SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%(a)(b)(c)		200	196,000
Petrobras Global Finance BV:
4.38%, 05/20/23		506	496,538
7.38%, 01/17/27		745	807,207
6.85%, 06/05/2115		2,499	2,361,555
Vale Overseas Ltd., 4.38%, 01/11/22		76	77,976

			3,939,276
China — 0.3%
CNAC HK Finbridge Co. Ltd., 4.63%, 03/14/23		400	401,854

Colombia — 0.6%
Banco de Bogota SA, 6.25%, 05/12/26(b)		580	609,586
Bancolombia SA, 5.13%, 09/11/22		283	292,480

			902,066
Israel — 0.3%
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 04/15/24(b)		495	480,734

Jamaica — 0.1%
Digicel Ltd., 6.00%, 04/15/21		200	187,750

Kazakhstan — 3.6%
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42		630	704,517
KazMunayGas National Co. JSC:
3.88%, 04/19/22		353	351,535
4.75%, 04/19/27		447	446,459
5.75%, 04/30/43		1,214	1,259,525
5.75%, 04/19/47(b)		2,511	2,467,439

			5,229,475
Mexico — 1.3%
Banco Mercantil del Norte SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.45%), 5.75%, 10/04/31(a)		230	225,112
Cemex SAB de CV, 7.75%, 04/16/26		1,474	1,623,906

			1,849,018
Panama — 0.2%
Global Bank Corp., 4.50%, 10/20/21		233	234,654

Peru — 0.6%
Petroleos del Peru SA, 5.63%, 06/19/47(b)		625	623,594
SAN Miguel Industrias Pet SA, 4.50%, 09/18/22		234	235,638

			859,232
Russia — 1.3%
Gazprom OAO:
4.95%, 07/19/22		276	281,520
8.63%, 04/28/34		494	639,149
7.29%, 08/16/37		536	631,875
Russian Railways, 5.70%, 04/05/22		379	400,793

			1,953,337

Security	Par (000)		Value
Turkey — 0.1%
Petkim Petrokimya Holding A/S, 5.88%, 01/26/23(b)	USD	200	$195,966

Ukraine — 0.5%
Kernel Holding SA, 8.75%, 01/31/22(b)		212	228,112
MHP SE, 7.75%, 05/10/24(b)		228	240,107
State Savings Bank of Ukraine plc, 9.38%, 03/10/23		200	209,960

			678,179

United Arab Emirates — 0.2%
Alpha Star Holding III Ltd., 6.25%, 04/20/22		223	225,560

Total Corporate Bonds — 13.3% (Cost: $18,570,716)			19,287,933

Foreign Agency Obligations — 14.8%

Argentina — 1.4%
YPF SA:
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.00%, 18.00% Floor), 27.13%, 07/07/20(a)		372	276,550
8.50%, 03/23/21		307	335,274
8.50%, 07/28/25		725	800,277
6.95%, 07/21/27(b)		560	562,296

			1,974,397
Azerbaijan — 1.0%
Southern Gas Corridor CJSC, 6.88%, 03/24/26		846	932,434
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23		492	490,131

			1,422,565
Brazil — 0.4%
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20		427	442,393
Caixa Economica Federal, 4.25%, 05/13/19		200	201,222

			643,615
Costa Rica — 0.1%
Banco Nacional de Costa Rica, 5.88%, 04/25/21		200	206,750

Indonesia — 0.4%(b)
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	3,000,000	222,788
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21		5,420,000	396,437

			619,225
Mexico — 1.1%
Petroleos Mexicanos:
6.00%, 03/05/20	USD	130	135,460
4.88%, 01/24/22		136	139,386
4.63%, 09/21/23		927	928,938
6.50%, 03/13/27		298	318,264
6.75%, 09/21/47		89	90,057

			1,612,105
Mongolia — 0.3%
Trade & Development Bank of Mongolia LLC, 9.38%, 05/19/20		410	440,581

South Africa — 2.2%
Eskom Holdings SOC Ltd.:
5.75%, 01/26/21		641	635,032
6.75%, 08/06/23		284	287,195
7.13%, 02/11/25		1,823	1,861,032
Transnet SOC Ltd.:
4.00%, 07/26/22		446	434,912

			3,218,171
Trinidad and Tobago — 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 08/14/19		496	522,040

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Ukraine — 0.3%
Ukreximbank:
9.63%, 04/27/22	USD	390	$411,255

			411,255
Venezuela — 7.2%(e)
Petroleos de Venezuela SA:
8.50%, 10/27/20(b)		6,741	5,756,814
9.00%, 11/17/21(d)		287	92,678
12.75%, 02/17/22(d)		1,431	485,602
6.00%, 05/16/24(d)		1,095	298,332
6.00%, 11/15/26(d)		1,105	296,949
5.38%, 04/12/27(d)		268	73,296
9.75%, 05/17/35(d)		10,758	3,356,628

			10,360,299
Total Foreign Agency Obligations — 14.8% (Cost: $21,687,367)			21,431,003

Foreign Government Obligations — 58.9%

Angola — 1.5%
Republic of Angola:
7.00%, 08/17/19		1,390	1,414,349
9.50%, 11/12/25		631	713,030

			2,127,379
Argentina — 3.3%
Province of Salta Argentina, 9.13%, 07/07/24(b)		536	561,144
Provincia de Buenos Aires:
10.88%, 01/26/21		200	220,500
6.50%, 02/15/23		166	170,150
9.13%, 03/16/24(b)		1,304	1,452,017
9.63%, 04/18/28		427	485,712
Provincia de Cordoba, 7.45%, 09/01/24(b)		632	664,548
Republic of Argentina:
5.63%, 01/26/22		226	229,277
4.63%, 01/11/23		271	261,247
7.13%, 06/28/2117(b)		772	711,398

			4,755,993
Belarus — 2.4%
Republic of Belarus:
6.88%, 02/28/23		454	480,732
7.63%, 06/29/27(b)		1,544	1,699,172
6.20%, 02/28/30(b)		1,360	1,344,700

			3,524,604
Bolivia — 0.5%
Plurinational State of Bolivia:
4.88%, 10/29/22		246	252,531
5.95%, 08/22/23		248	266,990
4.50%, 03/20/28		200	188,500

			708,021
Brazil — 1.8%
Federative Republic of Brazil:
10.00%, 01/01/25	BRL	3,191	991,568
10.00%, 01/01/27		5,375	1,678,417

			2,669,985
Colombia — 0.5%
Republic of Colombia, 10.00%, 07/24/24	COP	1,638,900	704,477

Costa Rica — 0.7%
Republic of Costa Rica, 7.16%, 03/12/45	USD	964	1,004,488

Croatia — 0.4%
Republic of Croatia, 6.75%, 11/05/19		493	522,333

Security	Par (000)		Value
Dominican Republic — 1.3%
Dominican Republic:
7.50%, 05/06/21	USD	318	$338,056
6.88%, 01/29/26(b)		383	424,636
5.95%, 01/25/27(b)		618	645,810
6.85%, 01/27/45		473	509,658

			1,918,160
Ecuador — 3.3%
Republic of Ecuador:
10.50%, 03/24/20		646	691,220
10.75%, 03/28/22		723	790,962
7.95%, 06/20/24		718	712,615
9.63%, 06/02/27(b)		854	914,378
8.88%, 10/23/27(b)		542	551,593
7.88%, 01/23/28(b)		1,145	1,102,292

			4,763,060
Egypt — 3.0%
Arab Republic of Egypt:
5.75%, 04/29/20		577	591,004
6.13%, 01/31/22(b)		887	917,538
5.58%, 02/21/23(b)		729	739,352
7.50%, 01/31/27(b)		200	216,431
8.50%, 01/31/47(b)		1,691	1,884,619

			4,348,944
El Salvador — 0.4%
Republic of El Salvador, 7.38%, 12/01/19		531	552,192

Gabon — 1.1%
Gabonese Republic, 6.95%, 06/16/25		1,599	1,621,831

Ghana — 1.9%
Republic of Ghana:
16.50%, 02/17/20	GHS	920	208,382
9.25%, 09/15/22(b)	USD	1,016	1,156,858
8.13%, 01/18/26		1,256	1,347,213

			2,712,453
Hungary — 0.4%
Republic of Hungary, 3.00%, 10/27/27	HUF	157,420	651,081

Indonesia — 1.9%
Republic of Indonesia:
8.38%, 09/15/26	IDR	27,048,000	2,168,457
8.25%, 05/15/36		6,649,000	520,377

			2,688,834
Iraq — 1.6%
Republic of Iraq:
6.75%, 03/09/23	USD	792	803,088
5.80%, 01/15/28		1,594	1,523,864

			2,326,952
Jamaica — 0.2%
Government of Jamaica, 7.88%, 07/28/45		200	238,200

Jordan — 0.2%
Hashemite Kingdom of Jordan, 7.38%, 10/10/47		295	297,950

Kenya — 0.1%
Republic of Kenya, 8.25%, 02/28/48(b)		200	214,076

Lebanon — 2.9%
Republic of Lebanese, 6.65%, 02/26/30		173	158,816
Republic of Lebanon:
5.45%, 11/28/19		245	243,407
6.38%, 03/09/20		532	534,607
6.10%, 10/04/22		2,351	2,308,847
6.00%, 01/27/23		923	896,233

			4,141,910

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Mexico — 2.4%
United Mexican States:
10.00%, 12/05/24	MXN	6,748	$425,782
7.50%, 06/03/27		5,125	285,392
7.75%, 11/13/42		25,633	1,431,086
8.00%, 11/07/47		8,047	461,821
5.75%, 10/12/2110	USD	834	848,595

			3,452,676
Mongolia — 0.1%
Government of Mongolia, 5.13%, 12/05/22		200	195,571

Mozambique — 0.3%
Republic of Mozambique, 10.50%, 01/18/23		583	468,149

Nigeria — 8.3%
Federal Republic of Nigeria:
0.00%, 05/03/18(f)	NGN	706,204	1,939,393
0.00%, 01/17/19(f)		368,557	915,721
14.50%, 07/15/21		589,050	1,667,993
6.38%, 07/12/23	USD	874	918,828
16.29%, 03/17/27	NGN	249,360	780,705
7.88%, 02/16/32	USD	2,845	3,097,181
7.88%, 02/16/32(b)		866	942,762
16.25%, 04/18/37	NGN	98,000	325,904
7.63%, 11/28/47(b)	USD	1,376	1,424,380

			12,012,867
Oman — 0.8%
Sultanate of Oman(b):
4.13%, 01/17/23		405	389,306
6.75%, 01/17/48		831	797,401

			1,186,707
Panama — 0.0%
Republic of Panama, 9.38%, 04/01/29		1	1,457

Peru — 1.2%
Republic of Peru:
6.35%, 08/12/28(b)	PEN	3,395	1,180,299
6.90%, 08/12/37		1,479	527,778

			1,708,077
Poland — 0.6%
Republic of Poland, 2.50%, 07/25/27	PLN	3,416	949,413

Romania — 0.3%
Republic of Romania, 5.80%, 07/26/27	RON	1,440	416,125

Russia — 1.1%
Russian Federation:
7.50%, 08/18/21	RUB	32,344	583,222
8.15%, 02/03/27		51,505	975,482

			1,558,704
Senegal — 0.2%
Republic of Senegal, 6.25%, 05/23/33(b)	USD	265	261,025

Serbia — 2.6%
Republic of Serbia, 5.88%, 12/03/18		3,722	3,790,931

Security	Par (000)		Value
South Africa — 3.2%
Republic of South Africa:
7.25%, 01/15/20	ZAR	8,796	$748,630
5.88%, 05/30/22	USD	250	268,415
5.00%, 10/12/46		400	363,952
8.75%, 02/28/48	ZAR	38,536	3,217,973

			4,598,970
Sri Lanka — 0.6%
Republic of Sri Lanka:
5.13%, 04/11/19	USD	200	202,039
5.88%, 07/25/22		602	610,868

			812,907
Turkey — 1.1%
Republic of Turkey:
10.50%, 01/15/20	TRY	294	70,900
7.00%, 06/05/20	USD	130	137,739
5.13%, 03/25/22		245	249,773
11.00%, 02/24/27	TRY	1,686	393,584
6.63%, 02/17/45	USD	705	697,139

			1,549,135
Ukraine — 3.5%
Republic of Ukraine:
7.75%, 09/01/19		360	373,680
7.75%, 09/01/24		1,890	1,945,895
7.75%, 09/01/25		216	221,154
7.75%, 09/01/26		217	221,991
7.75%, 09/01/27		218	222,847
7.38%, 09/25/32(b)		2,150	2,072,600

			5,058,167
Uruguay — 0.6%
Oriental Republic of Uruguay, 9.88%, 06/20/22(b)	UYU	26,000	931,394

Venezuela — 0.8%
Bolivarian Republic of Venezuela(d)(e):
7.75%, 10/13/19	USD	538	160,174
12.75%, 08/23/22		492	163,296
9.00%, 05/07/23		250	74,175
8.25%, 10/13/24		525	155,095
11.75%, 10/21/26		215	70,123
11.95%, 08/05/31		1,620	532,494

			1,155,357
Zambia — 1.8%
Republic of Zambia:
0.00%, 01/21/19(f)	ZMW	7,860	735,818
8.97%, 07/30/27	USD	1,725	1,818,578

			2,554,396
Total Foreign Government Obligations — 58.9% (Cost: $83,291,473)			85,154,951

U.S. Treasury Obligations — 3.7%
U.S. Treasury Notes, 2.25%, 02/29/20(g)		5,375	5,372,480
Total U.S. Treasury Obligations — 3.7% (Cost: $5,372,597)			5,372,480

Total Long-Term Investments — 90.7% (Cost: $128,922,153)			131,246,367

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Short-Term Securities — 10.9%

Foreign Government Obligations — 4.4%(h)
Federative Republic of Brazil Treasury Bill, 8.52%, 07/01/20	BRL	2,204	$567,317
Arab Republic of Egypt Treasury Bill:
18.47%, 05/08/18	EGP	23,250	1,296,577
18.28%, 10/02/18		36,650	1,911,396
17.06%, 10/23/18		25,125	1,298,732
17.62%, 10/30/18		24,975	1,287,203

Total Foreign Government Obligations — 4.4% (Cost: $6,378,462)			6,361,225

Time Deposits — 3.1%

Japan — 0.0%
Sumitomo, (0.28)%, 04/02/18	JPY	2,170	20,389
United States — 3.1%
Barclays plc, 1.70%, 04/02/18		4,393	4,392,711

Total Time Deposits — 3.1% (Cost: $4,413,100)			4,413,100

U.S. Treasury Obligations — 3.4%
U.S. Treasury Bills, 1.29%, 05/03/18(h)	USD	4,912	4,905,224

Total U.S. Treasury Obligations — 3.4% (Cost: $4,906,521)			4,905,224

Security	Value
Total Short-Term Securities — 10.9% (Cost: $15,698,083)	$15,679,549

Total Options Purchased — 0.5% (Cost: $292,941)	691,206

Total Investments — 102.1% (Cost: $144,913,177)	147,617,122

Total Investments — 102.1% (Cost: $144,913,177)	147,617,122

Liabilities in Excess of Other Assets — (2.1)%	(2,995,306)

Net Assets — 100.0%	$144,621,816

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Perpetual security with no stated maturity date.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Zero-coupon bond.
(g)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(h)	Rates are discount rates or a range of discount rates at the time of purchase.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	94	06/07/18	$15,181	$115,658
Euro-Buxl	48	06/07/18	9,768	168,209
U.S. Treasury 10 Year Note	47	06/20/18	5,694	22,705
U.S. Treasury Ultra Bond	32	06/20/18	5,135	78,201
Long Gilt	4	06/27/18	689	8,817
U.S. Treasury 2 Year Note	51	06/29/18	10,843	(60)

				393,530

Short Contracts
Euro-Bund	2	06/07/18	392	(1,115)

Total				$392,415

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,751,328	JPY	504,485,000	Morgan Stanley & Co. International plc	04/11/18	$7,762
USD	4,748,252	JPY	504,487,526	UBS AG	04/11/18	4,662
AUD	2,351,289	USD	1,805,313	Morgan Stanley & Co. International plc	04/12/18	564
BRL	471,974	USD	142,841	Barclays Bank plc	04/12/18	12
BRL	6,021,744	USD	1,815,966	Deutsche Bank AG	04/12/18	6,637
BRL	1,459,482	USD	437,987	Goldman Sachs International	04/12/18	3,755
CAD	243,498	USD	187,731	Goldman Sachs International	04/12/18	1,302

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	8,670,335	USD	6,696,755	HSBC Bank plc	04/12/18	$34,221
CNY	46,055,461	USD	7,278,733	HSBC Bank plc	04/12/18	66,181
COP	5,370,264,773	USD	1,897,940	Citibank NA	04/12/18	23,803
COP	591,502,131	USD	205,797	Deutsche Bank AG	04/12/18	5,871
COP	5,487,015,042	USD	1,944,199	Goldman Sachs International	04/12/18	19,324
EUR	3,225,967	USD	3,965,882	Morgan Stanley & Co. International plc	04/12/18	5,999
IDR	1,288,661,250	USD	93,689	Citibank NA	04/12/18	161
IDR	1,979,875,779	USD	144,043	Goldman Sachs International	04/12/18	147
IDR	4,092,045,391	USD	297,106	JP Morgan Chase Bank NA	04/12/18	909
IDR	23,751,181,197	USD	1,722,348	Standard Chartered Bank	04/12/18	7,403
INR	358,261,504	USD	5,491,314	Deutsche Bank AG	04/12/18	11,387
INR	105,488,169	USD	1,614,327	UBS AG	04/12/18	5,914
JPY	52,908,060	USD	497,282	Morgan Stanley & Co. International plc	04/12/18	233
KRW	3,676,932,921	USD	3,407,407	Barclays Bank plc	04/12/18	54,381
KRW	2,115,641,387	USD	1,966,358	Goldman Sachs International	04/12/18	25,493
KRW	3,843,258,314	USD	3,571,801	Standard Chartered Bank	04/12/18	46,580
KZT	135,500,000	USD	417,437	Deutsche Bank AG	04/12/18	6,464
MXN	133,922,599	USD	7,210,975	Citibank NA	04/12/18	145,439
MXN	3,796,825	USD	202,478	Goldman Sachs International	04/12/18	6,083
MXN	2,719,951	USD	144,791	HSBC Bank plc	04/12/18	4,617
MXN	63,477,014	USD	3,400,562	JP Morgan Chase Bank NA	04/12/18	86,251
MXN	3,080,000	USD	164,966	State Street Bank and Trust Co.	04/12/18	4,219
MXN	50,366,022	USD	2,692,858	UBS AG	04/12/18	73,765
MYR	6,748,385	USD	1,723,725	UBS AG	04/12/18	20,333
NZD	203,460	USD	146,276	Morgan Stanley & Co. International plc	04/12/18	765
PEN	762,895	USD	234,089	Goldman Sachs International	04/12/18	2,312
PEN	11,689,737	USD	3,613,520	Royal Bank of Scotland plc	04/12/18	8,812
THB	55,007,960	USD	1,756,265	UBS AG	04/12/18	3,373
TRY	6,947,209	USD	1,753,062	HSBC Bank plc	04/12/18	3,143
TRY	590,000	USD	147,592	UBS AG	04/12/18	1,555
USD	2,988,206	AUD	3,824,322	Citibank NA	04/12/18	50,985
USD	5,902,694	AUD	7,643,225	Deutsche Bank AG	04/12/18	32,413
USD	1,048,628	AUD	1,360,741	Goldman Sachs International	04/12/18	3,528
USD	11,601,424	AUD	15,013,840	HSBC Bank plc	04/12/18	70,235
USD	3,445,113	AUD	4,455,223	Morgan Stanley & Co. International plc	04/12/18	23,338
USD	288,083	AUD	368,920	National Australia Bank Ltd.	04/12/18	4,739
USD	462,032	AUD	592,367	Toronto Dominion Bank	04/12/18	7,072
USD	601,581	AUD	781,499	UBS AG	04/12/18	1,360
USD	3,584,497	BRL	11,820,430	Bank of America NA	04/12/18	6,804
USD	144,547	BRL	474,229	Goldman Sachs International	04/12/18	1,012
USD	8,172,384	BRL	26,750,663	Royal Bank of Scotland plc	04/12/18	75,753
USD	3,682,859	BRL	12,083,461	Standard Chartered Bank	04/12/18	25,555
USD	10,311,317	CAD	13,264,014	Citibank NA	04/12/18	14,165
USD	1,834,703	COP	5,104,144,456	BNP Paribas SA	04/12/18	8,190
USD	176,966	COP	494,263,468	Goldman Sachs International	04/12/18	94
USD	825,647	EUR	667,826	Goldman Sachs International	04/12/18	3,405
USD	5,249,616	EUR	4,244,654	HSBC Bank plc	04/12/18	23,505
USD	935,464	EUR	753,534	Morgan Stanley & Co. International plc	04/12/18	7,697
USD	649,832	HUF	164,274,350	Deutsche Bank AG	04/12/18	2,373
USD	3,679,691	INR	238,867,121	BNP Paribas SA	04/12/18	10,822
USD	3,627,770	JPY	380,455,099	Citibank NA	04/12/18	50,206
USD	3,627,837	JPY	380,643,531	Deutsche Bank AG	04/12/18	48,501
USD	849,726	JPY	89,647,586	Goldman Sachs International	04/12/18	6,736
USD	742,708	JPY	78,610,998	HSBC Bank plc	04/12/18	3,499
USD	4,125,784	JPY	435,531,498	Morgan Stanley & Co. International plc	04/12/18	30,316
USD	396,394	JPY	42,008,805	National Australia Bank Ltd.	04/12/18	1,369

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,083,902	JPY	113,812,377	State Street Bank and Trust Co.	04/12/18	$13,680
USD	1,767,068	NZD	2,442,520	BNP Paribas SA	04/12/18	1,848
USD	1,992,952	NZD	2,752,735	Citibank NA	04/12/18	3,539
USD	5,728,840	NZD	7,899,621	Goldman Sachs International	04/12/18	19,749
USD	392,025	PLN	1,330,000	HSBC Bank plc	04/12/18	3,481
USD	574,198	PLN	1,958,560	Morgan Stanley & Co. International plc	04/12/18	2,028
USD	569,532	RON	2,154,854	Deutsche Bank AG	04/12/18	513
USD	5,206,255	RUB	297,584,864	Barclays Bank plc	04/12/18	17,416
USD	1,798,375	TRY	7,065,364	Morgan Stanley & Co. International plc	04/12/18	12,301
USD	1,787,869	TRY	7,023,733	Toronto Dominion Bank	04/12/18	12,319
USD	142,985	ZAR	1,671,776	BNP Paribas SA	04/12/18	1,958
USD	2,390,384	ZAR	28,120,000	Goldman Sachs International	04/12/18	18,260
USD	94,322	ZAR	1,099,600	Northern Trust Co.	04/12/18	1,562
ZAR	21,001,005	USD	1,756,671	Bank of America NA	04/12/18	14,914
ZAR	23,051,561	USD	1,941,677	HSBC Bank plc	04/12/18	2,888
ZAR	24,108,607	USD	2,012,091	Morgan Stanley & Co. International plc	04/12/18	21,642
ZAR	21,500,144	USD	1,795,944	Toronto Dominion Bank	04/12/18	17,747
ARS	20,008,211	USD	970,936	BNP Paribas SA	05/09/18	4,210
ARS	3,010,386	USD	144,800	Royal Bank of Scotland plc	05/09/18	1,918
ARS	2,569,491	USD	121,431	BNP Paribas SA	06/14/18	1,362
ARS	1,079,082	USD	51,557	Citibank NA	06/14/18	11

						$1,386,850

AUD	6,100,000	USD	4,696,408	Morgan Stanley & Co. International plc	04/11/18	(11,388)
AUD	6,100,000	USD	4,695,750	UBS AG	04/11/18	(10,730)
AUD	428,039	USD	330,351	Citibank NA	04/12/18	(1,601)
AUD	11,007,354	USD	8,506,886	Deutsche Bank AG	04/12/18	(52,829)
AUD	3,323,011	USD	2,574,893	Goldman Sachs International	04/12/18	(22,696)
AUD	2,845,308	USD	2,239,137	HSBC Bank plc	04/12/18	(53,836)
AUD	15,426,753	USD	12,044,488	Morgan Stanley & Co. International plc	04/12/18	(196,169)
BRL	13,758,546	USD	4,201,122	BNP Paribas SA	04/12/18	(36,819)
BRL	8,715,000	USD	2,678,654	Deutsche Bank AG	04/12/18	(40,882)
BRL	465,397	USD	142,935	Goldman Sachs International	04/12/18	(2,073)
BRL	31,472,123	USD	9,624,566	Standard Chartered Bank	04/12/18	(98,890)
CAD	2,311,716	USD	1,794,734	HSBC Bank plc	04/12/18	(97)
CAD	7,046,967	USD	5,493,169	Toronto Dominion Bank	04/12/18	(22,450)
CLP	100,804,087	USD	167,410	Goldman Sachs International	04/12/18	(480)
CLP	2,045,310,725	USD	3,391,554	JP Morgan Chase Bank NA	04/12/18	(4,567)
CNY	34,017,394	USD	5,426,720	Deutsche Bank AG	04/12/18	(1,634)
COP	5,096,264,732	USD	1,824,656	Goldman Sachs International	04/12/18	(963)
EUR	1,382,106	USD	1,715,470	Bank of America NA	04/12/18	(13,791)
EUR	2,781,075	USD	3,432,514	Citibank NA	04/12/18	(8,393)
EUR	348,482	USD	431,441	Goldman Sachs International	04/12/18	(2,383)
EUR	6,670,508	USD	8,228,403	HSBC Bank plc	04/12/18	(15,528)
EUR	6,177,541	USD	7,636,839	Morgan Stanley & Co. International plc	04/12/18	(30,915)
EUR	207,929	USD	256,800	State Street Bank and Trust Co.	04/12/18	(793)
GBP	468,648	USD	657,955	Goldman Sachs International	04/12/18	(196)
GBP	3,431,182	USD	4,816,841	UBS AG	04/12/18	(1,091)
HUF	454,445,839	USD	1,797,650	Bank of America NA	04/12/18	(6,529)
HUF	721,263,497	USD	2,869,772	HSBC Bank plc	04/12/18	(27,035)
HUF	181,400,519	USD	716,460	Morgan Stanley & Co. International plc	04/12/18	(1,501)
INR	233,105,971	USD	3,589,283	Deutsche Bank AG	04/12/18	(8,902)
INR	115,262,334	USD	1,771,795	Goldman Sachs International	04/12/18	(1,428)
JPY	15,146,725	USD	144,655	Bank of America NA	04/12/18	(2,225)
JPY	403,044,908	USD	3,794,239	Deutsche Bank AG	04/12/18	(4,254)
JPY	247,978,334	USD	2,349,006	Goldman Sachs International	04/12/18	(17,171)

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,077,158,292	USD	10,206,503	HSBC Bank plc	04/12/18	$(77,574)
JPY	638,700,876	USD	6,084,629	Morgan Stanley & Co. International plc	04/12/18	(78,681)
JPY	95,334,872	USD	905,102	Nomura International plc	04/12/18	(8,632)
JPY	39,372,744	USD	371,466	Royal Bank of Scotland plc	04/12/18	(1,229)
JPY	54,512,475	USD	520,445	Standard Chartered Bank	04/12/18	(7,844)
JPY	58,106,224	USD	546,943	UBS AG	04/12/18	(548)
KZT	15,650,359	USD	48,969	Goldman Sachs International	04/12/18	(8)
MYR	3,595,000	USD	931,347	Goldman Sachs International	04/12/18	(2,252)
MYR	10,476,630	USD	2,713,711	UBS AG	04/12/18	(6,121)
NZD	37,987	USD	27,849	Bank of America NA	04/12/18	(396)
NZD	1,899,373	USD	1,392,681	Citibank NA	04/12/18	(19,996)
NZD	516,803	USD	378,972	Goldman Sachs International	04/12/18	(5,476)
NZD	2,717,769	USD	1,975,248	HSBC Bank plc	04/12/18	(11,104)
NZD	2,712,215	USD	1,973,082	JP Morgan Chase Bank NA	04/12/18	(12,953)
PEN	5,795,000	USD	1,804,172	Goldman Sachs International	04/12/18	(8,459)
PEN	5,790,562	USD	1,800,268	Royal Bank of Scotland plc	04/12/18	(5,930)
PHP	93,160,000	USD	1,784,503	Barclays Bank plc	04/12/18	(1,142)
PHP	93,163,731	USD	1,784,951	JP Morgan Chase Bank NA	04/12/18	(1,518)
RON	546,000	USD	144,445	Goldman Sachs International	04/12/18	(267)
RUB	102,382,050	USD	1,804,407	Bank of America NA	04/12/18	(19,222)
RUB	103,237,895	USD	1,803,427	Citibank NA	04/12/18	(3,319)
RUB	105,886,876	USD	1,850,731	Goldman Sachs International	04/12/18	(4,434)
RUB	106,558,544	USD	1,868,414	JP Morgan Chase Bank NA	04/12/18	(10,405)
TRY	24,942,653	USD	6,471,249	Deutsche Bank AG	04/12/18	(165,924)
TRY	804,878	USD	205,523	Goldman Sachs International	04/12/18	(2,055)
TRY	14,241,052	USD	3,608,417	HSBC Bank plc	04/12/18	(8,380)
USD	5,427,563	AUD	7,070,730	HSBC Bank plc	04/12/18	(3,020)
USD	171,135	BRL	570,000	Bank of America NA	04/12/18	(1,387)
USD	3,870,420	BRL	12,854,456	Goldman Sachs International	04/12/18	(20,243)
USD	4,245,004	BRL	14,051,421	Standard Chartered Bank	04/12/18	(7,943)
USD	1,791,752	BRL	5,952,199	UBS AG	04/12/18	(9,802)
USD	51,807	CAD	67,543	Goldman Sachs International	04/12/18	(628)
USD	168,857	CAD	218,342	State Street Bank and Trust Co.	04/12/18	(646)
USD	3,622,364	CAD	4,722,617	UBS AG	04/12/18	(43,909)
USD	7,115,133	CNY	45,152,632	Goldman Sachs International	04/12/18	(85,798)
USD	5,378,551	CNY	34,027,401	HSBC Bank plc	04/12/18	(48,131)
USD	1,468,145	COP	4,213,575,000	Citibank NA	04/12/18	(39,679)
USD	1,467,121	COP	4,213,570,393	UBS AG	04/12/18	(40,701)
USD	49,591	GBP	35,431	State Street Bank and Trust Co.	04/12/18	(137)
USD	5,508,262	GBP	3,979,829	Toronto Dominion Bank	04/12/18	(77,527)
USD	5,700,912	IDR	79,029,571,726	Goldman Sachs International	04/12/18	(54,655)
USD	8,753,708	INR	573,087,779	Goldman Sachs International	04/12/18	(48,608)
USD	12,233,349	JPY	1,302,806,132	Bank of America NA	04/12/18	(17,433)
USD	4,642,463	JPY	495,027,386	Morgan Stanley & Co. International plc	04/12/18	(12,468)
USD	7,183,795	KRW	7,744,578,886	BNP Paribas SA	04/12/18	(107,633)
USD	1,781,340	KRW	1,919,144,970	Goldman Sachs International	04/12/18	(25,511)
USD	3,557,481	KRW	3,816,287,786	Royal Bank of Scotland plc	04/12/18	(35,508)
USD	28,987	KRW	31,039,241	UBS AG	04/12/18	(236)
USD	1,774,183	MXN	33,190,000	Citibank NA	04/12/18	(48,955)
USD	1,860,689	MXN	34,170,000	Deutsche Bank AG	04/12/18	(16,281)
USD	286,689	MXN	5,342,382	Goldman Sachs International	04/12/18	(6,770)
USD	3,642,320	MXN	67,906,252	JP Morgan Chase Bank NA	04/12/18	(87,793)
USD	3,588,097	PEN	11,702,580	Bank of America NA	04/12/18	(38,214)
USD	144,860	PEN	474,127	Goldman Sachs International	04/12/18	(2,059)
USD	3,585,108	PEN	11,700,000	Royal Bank of Scotland plc	04/12/18	(40,404)
USD	3,521,907	PHP	184,090,072	Goldman Sachs International	04/12/18	(2,128)
USD	1,727,573	TRY	6,885,414	Citibank NA	04/12/18	(13,011)
USD	1,789,028	TRY	7,135,000	HSBC Bank plc	04/12/18	(14,650)
USD	1,787,093	TRY	7,134,431	JP Morgan Chase Bank NA	04/12/18	(16,441)

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,729,591	TRY	6,890,000	Morgan Stanley & Co. International plc	04/12/18	$(12,152)
USD	3,586,022	TWD	104,403,447	Deutsche Bank AG	04/12/18	(2,524)
USD	1,794,966	ZAR	21,545,520	Citibank NA	04/12/18	(22,552)
USD	2,155,748	ZAR	25,657,501	Goldman Sachs International	04/12/18	(8,645)
USD	1,810,880	ZAR	21,529,729	HSBC Bank plc	04/12/18	(5,307)
USD	3,594,103	ZAR	42,812,523	Toronto Dominion Bank	04/12/18	(17,440)
ZAR	42,832,018	USD	3,620,636	Citibank NA	04/12/18	(7,448)
ZAR	1,907,042	USD	161,140	HSBC Bank plc	04/12/18	(267)
ZAR	680,577	USD	57,558	Morgan Stanley & Co. International plc	04/12/18	(146)
ARS	20,934,436	USD	1,067,228	BNP Paribas SA	06/14/18	(66,803)
ARS	2,696,059	USD	137,414	Citibank NA	06/14/18	(8,573)
ARS	11,690,349	USD	581,320	BNP Paribas SA	07/02/18	(28,402)

						$(2,312,676)

	Net Unrealized Depreciation					$(925,826)

OTC Currency Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
EUR Currency	Deutsche Bank AG	—	04/03/18	JPY	130.30	EUR	18,900	$39,993
AUD Currency	Deutsche Bank AG	—	04/09/18	JPY	85.40	AUD	12,200	418,954
AUD Currency	Bank of America NA	—	07/06/18	JPY	83.50	AUD	8,000	232,259

								$691,206

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	USD	28,771	$(1,907,364)	$(2,168,852)	$261,488

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.29.V1	1.00%	Quarterly	Bank of America NA	06/20/23	USD	620	$11,864	$14,524	$(2,660)
CDX.EM.29.V1	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	18,665	357,146	381,777	(24,631)
CDX.EM.29.V1	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	1,547	29,595	31,024	(1,429)
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	1,590	49,540	48,542	998
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	1,680	52,344	49,990	2,354
Federative Republic of Brazil	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	1,280	39,881	36,620	3,261
Republic of Argentina	5.00%	Quarterly	Citibank NA	06/20/23	USD	440	(43,503)	(38,440)	(5,063)
Republic of Argentina	5.00%	Quarterly	Citibank NA	06/20/23	USD	550	(54,379)	(50,012)	(4,367)
Republic of Argentina	5.00%	Quarterly	Citibank NA	06/20/23	USD	610	(60,311)	(61,548)	1,237
Republic of Argentina	5.00%	Quarterly	Citibank NA	06/20/23	USD	570	(56,357)	(57,925)	1,568
Republic of Argentina	5.00%	Quarterly	Citibank NA	06/20/23	USD	811	(80,159)	(73,721)	(6,438)
Republic of Argentina	5.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	330	(32,627)	(29,017)	(3,610)
Republic of Argentina	5.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	2,597	(256,790)	(254,650)	(2,140)
Republic of Argentina	5.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	329	(32,554)	(29,265)	(3,289)
Republic of Argentina	5.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	490	(48,448)	(44,671)	(3,777)
Republic of Argentina	5.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	2,080	(205,653)	(208,867)	3,214
Republic of Turkey	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	4,635	217,245	192,286	24,959
Russian Federation	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	4,445	47,171	34,490	12,681
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	688	3,736	5,891	(2,155)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	1,218	6,615	10,156	(3,541)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	1,126	6,115	9,766	(3,651)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	1,408	7,646	12,279	(4,633)

							$(41,883)	$(20,771)	$(21,112)

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Currency Abbreviations

USD	United States Dollar
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Penru Nuevo Sol
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
ARS	Argentinian Nuevo peso
CLP	Chilean Peso
GBP	British Pound
HUF	Hungarian Forint
PHP	Philippine Peso
RON	Romanian Leu
RUB	New Russian Ruble
PLN	Polish Zloty
TWD	New Taiwan Dollar
EGP	Egyptian Pound
NGN	Nigerian Naira
UYU	Uruguayan Peso
GHS	Ghanaian Cedi
ZMW	Zambian Kwacha

Portfolio Abbreviations

CDX	Credit Default Swap Index

9

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$131,246,367	$—	$131,246,367
Short-Term Securities(a)	—	15,679,549	—	15,679,549
Options Purchased:
Foreign currency exchange contracts	—	691,206	—	691,206

	$—	$147,617,122	$—	$147,617,122

Total Investments				$147,617,122

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$311,760	$—	$311,760
Foreign currency exchange contracts	—	1,386,850	—	1,386,850
Interest rate contracts	393,590	—	—	393,590
Liabilities:
Credit contracts	—	(71,384)	—	(71,384)
Foreign currency exchange contracts	—	(2,312,676)	—	(2,312,676)
Interest rate contracts	(1,175)	—	—	(1,175)

Total	$392,415	$(685,450)	$—	$(293,035)

(a)	See above Schedule of Investments for values in each security type.
(b)	Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

10

Schedule of Investments (unaudited) March 31, 2018	BlackRock Inflation Protected Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Foreign Government Obligations — 4.0%

Italy — 0.0%
Republic of Italy(a):
1.25%, 10/27/20	EUR	1		$1,299
1.27%, 09/15/32(b)		—	(c)	31

				1,330
Japan — 4.0%
Japan Government CPI Linked Bond:
0.10%, 09/10/24	JPY	6,168,651		60,993,725
0.10%, 03/10/27		1,250,309		12,480,176
Japan Government Two Year Bond, 0.10%, 03/15/20		2,550,000		24,077,435

				97,551,336
Total Foreign Government Obligations — 4.0% (Cost: $93,266,970)				97,552,666

U.S. Treasury Obligations — 98.3%

U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27	USD	74,220		105,891,049
2.00%, 01/15/26		36,700		50,609,729
1.75%, 01/15/28		35,173		45,753,095
3.63%, 04/15/28		26,556		52,173,515
2.50%, 01/15/29		45,622		62,388,297
3.88%, 04/15/29		32,268		64,753,731
3.38%, 04/15/32		6,728		12,646,228
2.13%, 02/15/40 - 02/15/41		28,392		40,994,506
0.75%, 02/15/42 - 02/15/45		142,845		149,139,937
1.38%, 02/15/44		45,017		53,237,909
1.00%, 02/15/46 - 02/15/48		48,460		51,129,705
0.88%, 02/15/47		45,427		46,303,649
U.S. Treasury Inflation Linked Notes:
0.13%, 04/15/20 - 07/15/26		870,730		904,130,046
1.25%, 07/15/20		62,970		73,475,174
1.13%, 01/15/21(d)		107,950		125,114,341
0.63%, 07/15/21 - 01/15/26(d)		203,103		217,958,834
0.38%, 07/15/23 - 07/15/27		183,275		186,309,428
0.25%, 01/15/25		142,478		145,819,823
0.50%, 01/15/28		17,138		16,913,567
Total U.S. Treasury Obligations — 98.3% (Cost: $2,374,750,154)				2,404,742,563

Total Long-Term Investments — 102.3% (Cost: $2,468,017,124)				2,502,295,229

Short-Term Securities — 3.4%

Foreign Government Obligations — 3.1%
Japan Treasury Bill, (0.16)%, 06/11/18(e)	JPY	7,970,000		74,925,340

Total Foreign Government Obligations — 3.1% (Cost: $75,169,338)				74,925,340

Security		shares	Value
Money Market Funds — 0.3%

BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(f)(g)	USD	7,794,449	$7,794,449

Total Money Market Funds — 0.3% (Cost: $7,794,449)			7,794,449

Total Short-Term Securities — 3.4% (Cost: $82,963,787)			82,719,789

Total Options Purchased — 0.0% (Cost: $ 362,312)			1,108,133

Total Investments — 105.7% (Cost: $2,551,343,223)			2,586,123,151

Liabilities in Excess of Other Assets — (5.7)%			(139,759,590)

Net Assets — 100.0%			$2,446,363,561

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Amount is less than $500.
(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Rates are discount rates or a range of discount rates at the time of purchase.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Inflation Protected Bond Portfolio

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	18,558,903	(10,764,454)	7,794,449	$7,794,449	$24,669	$—	$—

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date		Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Nomura Securities International, Inc.	2.00%	3/19/2018	Open	(a)	$53,125,000	$53,154,927	U.S. Treasury Obligations	Open
Credit Suisse Group AG	2.00%	3/29/2018	04/02/18		116,125,000	116,144,354	U.S. Treasury Obligations	Overnight

Total					$169,250,000	$169,299,281

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Long Gilt	179	06/27/18	$30,845	$430,268
U.S. Treasury 2 Year Note	294	06/29/18	62,507	51,302
U.S. Treasury 5 Year Note	309	06/29/18	35,368	88,494
WTI Crude Oil	80	11/19/19	4,590	(10,722)

				559,342

Short Contracts
Euro-Bund	146	06/07/18	28,641	(380,089)
Japan 10 Year Bond	48	06/13/18	68,049	(65,931)
U.S. Treasury 10 Year Ultra Note	399	06/20/18	51,814	(690,577)
U.S. Treasury Ultra Bond	264	06/20/18	42,364	(1,371,883)
WTI Crude Oil	80	11/16/18	4,953	550

				(2,507,930)

				$(1,948,588)

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Inflation Protected Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	9,411,000	USD	7,268,259	Bank of America NA	04/04/18	$36,575
GBP	1,069,000	USD	1,478,932	Toronto Dominion Bank	04/04/18	20,937
MXN	254,785,761	CAD	16,090,000	Goldman Sachs International	04/04/18	1,523,411
NZD	42,949,000	USD	30,887,632	Royal Bank of Canada	04/04/18	151,669
NZD	4,930,000	USD	3,539,158	Westpac Banking Corp.	04/04/18	23,760
USD	66,809	CAD	86,000	Bank of America NA	04/04/18	55
USD	7,176,579	CAD	9,167,000	State Street Bank and Trust Co.	04/04/18	61,138
USD	67,741	JPY	7,132,000	JP Morgan Chase Bank NA	04/04/18	710
USD	6,997,186	JPY	736,745,000	State Street Bank and Trust Co.	04/04/18	72,779
AUD	11,737,824	USD	9,000,000	Goldman Sachs International	04/06/18	15,160
CAD	11,624,832	USD	9,000,000	UBS AG	04/06/18	23,564
USD	9,000,000	AUD	11,671,593	Citibank NA	04/06/18	35,709
USD	9,000,000	CAD	11,591,730	Bank of America NA	04/06/18	2,131
USD	9,000,000	EUR	7,251,072	Goldman Sachs International	04/06/18	76,070
USD	9,000,000	GBP	6,378,274	HSBC Bank plc	04/06/18	50,174
USD	75,678,099	JPY	8,000,000,000	Royal Bank of Scotland plc	04/19/18	417,939
USD	74,532,044	JPY	7,914,118,000	BNP Paribas SA	05/02/18	18,993
USD	25,589,058	JPY	2,563,000,000	Morgan Stanley & Co. International plc	03/16/20	62,423

						2,593,197

CAD	16,090,000	MXN	251,988,708	Royal Bank of Scotland plc	04/04/18	(1,369,580)
USD	20,049,639	EUR	16,359,000	Bank of America NA	04/04/18	(80,682)
USD	5,558,157	JPY	592,126,000	Bank of America NA	04/04/18	(7,027)
USD	61,801,550	JPY	6,608,890,000	HSBC Bank plc	04/04/18	(313,075)
USD	34,673,366	NZD	48,058,000	Westpac Banking Corp.	04/04/18	(58,216)
EUR	7,289,670	USD	9,000,000	HSBC Bank plc	04/06/18	(28,567)
GBP	6,381,932	USD	9,000,000	Morgan Stanley & Co. International plc	04/06/18	(45,042)
USD	128,962	NZD	179,000	Bank of America NA	05/02/18	(392)

						(1,902,581)

	Net Unrealized Appreciation					$690,616

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
U.S. Treasury 10 Year Note	1,250	04/20/18	USD 121.50	USD 125,000	$390,625

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
Put
10-Year Interest Rate Swap	1.10%	Semi-Annual	6 month LIBOR	Semi-Annual	Barclays Bank plc	06/29/22	1.10%	JPY 7,500,000	$718,903

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
U.S. Treasury 10 Year Note	1,250	04/20/18	USD 123.00	USD 125,000	$(78,125)

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Inflation Protected Bond Portfolio

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
Call 2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.40%	Semi-Annual	Deutsche Bank AG	02/24/20	2.40%	USD 369,100	$(1,516,610)

Put 2-Year Interest Rate Swap	3.40%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	02/24/20	3.40%	USD 369,100	(1,150,588)

Total									$(2,667,198)

Inflation Rate Caps

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NAS (CPURNSA)	Maximum of HICPx for January 2022 divided by HIPCx for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	04/26/22	EUR 14,495	$(1,395)	$(1,014,650)	$1,013,255

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
US Consumer Price Index All Items Monthly	At Termination	1.92%	At Termination	04/01/18	USD 61,690	$(102,312)	$—	$(102,312)
2.11%	At Termination	US Consumer Price Index All Items Monthly	At Termination	01/30/19	USD 200,000	306,052	—	306,052
US Consumer Price Index	At Termination	2.14%	At Termination	01/30/20	USD 200,000	(392,794)	—	(392,794)
3.33%	At Termination	UK Retail Price Index All Items Monthly	At Termination	01/15/23	GBP 26,595	(156,632)	—	(156,632)
UK Retail Price Index All Items Monthly	At Termination	3.21%	At Termination	02/15/23	GBP 97,790	367,122	(37,622)	404,744
UK Retail Price Index All Items Monthly	At Termination	3.44%	At Termination	11/15/27	GBP 15,500	302,370	—	302,370
3.46%	At Termination	UK Retail Price Index All Items Monthly	At Termination	11/15/27	GBP 23,810	(525,350)	—	(525,350)
UK Retail Price Index All Items Monthly	At Termination	3.41%	At Termination	01/15/28	GBP 26,595	326,601	—	326,601
UK Retail Price Index All Items Monthly	At Termination	3.55%	At Termination	11/15/32	GBP 23,810	912,105	—	912,105
UK Retail Price Index All Items Monthly	At Termination	3.60%	At Termination	11/15/42	GBP 14,345	1,109,642	—	1,109,642
3.55%	At Termination	UK Retail Price Index All Items Monthly	At Termination	11/15/47	GBP 14,345	(1,392,420)	—	(1,392,420)
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	2.00%	At Termination	02/15/48	EUR 8,425	335,638	—	335,638
UK Retail Price Index All Items Monthly	At Termination	3.51%	At Termination	02/15/48	GBP 80	6,100	1,656	4,444

						$1,096,122	(35,966)	$1,132,088

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Inflation Protected Bond Portfolio

OTC Inflation Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1.59%	At Termination	US Consumer Price Index All Items Monthly	At Termination	Barclays Bank plc	09/13/18	USD 48,849	627,665	$—	$627,665
1.47%	At Termination	Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	Deutsche Bank AG	03/15/27	EUR 5,020	3,219	—	3,219
UK Retail Price Index All Items Monthly	At Termination	3.63%	At Termination	Citibank NA	01/15/47	GBP 1,705	251,075	—	251,075
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	1.97%	At Termination	Deutsche Bank AG	03/15/47	EUR 5,020	198,676	—	198,676

							1,080,635	$—	$1,080,635

The following reference rates, and their values as of period end, are used for security descriptions

Reference index		Reference rate
UKRPI	United Kingdom Retail Price Index	0.10%
Eurostat HICP Ex. Tobacco All Items Monthly
US Consumer Price Index	US Consumer Price Index All Items Monthly	2.40%

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Inflation Protected Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Foreign Government Obligations	$—	$97,552,666	$—	$97,552,666
U.S. Treasury Obligations	—	2,404,742,563	—	2,404,742,563
Short-Term Securities:
Foreign Government Obligations	—	74,925,340	—	74,925,340
Money Market Funds	7,794,449	—	—	7,794,449
Options Purchased:
Interest rate contracts	390,625	718,903	—	1,109,528
Liabilities:
Options Purchased:
Other Contracts	—	(1,395)	—	(1,395)

	$8,185,074	$2,577,938,077	$—	$2,586,123,151

Derivative Financial Instruments(a):
Assets:
Commodity contracts	$550	$—	$—	$550
Foreign currency exchange contracts	—	2,593,197	—	2,593,197
Interest rate contracts	570,064	1,109,528	—	1,679,592
Other contracts	—	4,782,231	—	4,782,231
Liabilities:
Commodity contracts	(10,722)	—	—	(10,722)
Foreign currency exchange contracts	—	(1,902,581)	—	(1,902,581)
Interest rate contracts	(2,508,480)	(2,745,323)	—	(5,253,803)
Other contracts	—	(2,569,508)	—	(2,569,508)

Total	$(1,948,588)	$1,267,544	$—	$(681,044)

(a)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2018, there were no transfers between Level 1 and Level 2.

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Inflation Protected Bond Portfolio

Currency

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

Portfolio Abbreviations

CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
HICP	Harmonised Index of Consumer Price Index
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
UK RPI	United Kingdom Retail Price Index

7

Schedule of Investments (unaudited) March 31, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 3.7%(a)(b)
ALM VII R Ltd., Series 2013-7RA, Class A1R, 3.76%, 10/15/28	USD	250	$252,217
Apidos CLO XX, Series 2015-20A, Class A1R, 3.68%, 01/16/27		250	249,947
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, 3.52%, 10/15/30		250	251,256
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, 3.85%, 01/20/29		500	502,698
Benefit Street Partners CLO X Ltd.:
Series 2016-10A, Class A1, 3.21%, 01/15/29		250	251,322
Series 2016-10A, Class A2, 4.35%, 01/15/29		250	251,317
BlueMountain CLO Ltd.:
Series 2014-1A, Class A1R, 3.03%, 04/30/26		250	250,069
Series 2014-4A, Class A1R, 3.33%, 11/30/26		250	249,994
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class A1AR, 2.91%, 07/27/26		500	500,072
Carlyle US CLO Ltd., Series 2017-4A, Class A1, 3.53%, 01/15/30		250	251,487
Cedar Funding VI CLO Ltd., Series 2016-6A, Class B, 3.67%, 10/20/28		250	251,221
CIFC Funding 2016-I Ltd., Series 2016-1A, Class A, 3.84%, 10/21/28		250	251,337
Dryden 34 Senior Loan Fund, Series 2014-34A, Class AR, 3.51%, 10/15/26		500	500,835
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, 2.27%, 04/15/31		500	499,993
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class A, 2.82%, 07/15/25		205	205,005
Grippen Park Clo Ltd., Series 2017-1A, Class A, 3.62%, 01/20/30		500	502,287
MP CLO III Ltd., Series 2013-1A, Class AR, 3.61%, 10/20/30		250	251,198
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, 3.53%, 10/18/30		250	250,940
Oaktree CLO Ltd., Series 2014-2A, Class A1AR, 3.58%, 10/20/26		500	500,811
OCP CLO Ltd., Series 2012-2A, Class A1R, 3.30%, 11/22/25		250	250,806
OZLM XIX Ltd., Series 2017-19A, Class A1, 3.57%, 11/22/30		250	251,715
Vibrant Clo III Ltd., Series 2015-3A, Class A1R, 3.84%, 04/20/26		250	250,278
Voya CLO Ltd., Series 2013-3A, Class A2R, 3.23%, 01/18/26		250	249,971

Total Asset-Backed Securities — 3.7% (Cost: $7,205,313)			7,226,776

Corporate Bonds — 43.3%

Aerospace & Defense — 0.7%
Boeing Co. (The):
2.20%, 10/30/22		60	57,909
2.80%, 03/01/23		20	19,803
L3 Technologies, Inc., 4.95%, 02/15/21		50	52,107
Lockheed Martin Corp.:
3.35%, 09/15/21		100	100,650
3.55%, 01/15/26		120	118,999
4.07%, 12/15/42		60	59,232
Northrop Grumman Corp.:
2.08%, 10/15/20		145	141,890
2.55%, 10/15/22		60	58,146

Security		Par (000)	Value

Aerospace & Defense (continued)
3.25%, 01/15/28	USD	155	$147,953
4.03%, 10/15/47		55	52,801
Rockwell Collins, Inc.:
2.80%, 03/15/22		65	63,365
3.20%, 03/15/24		50	48,599
3.50%, 03/15/27		45	43,416
4.35%, 04/15/47		25	24,641
United Technologies Corp.:
1.90%, 05/04/20		12	11,757
1.95%, 11/01/21		100	96,033
2.80%, 05/04/24		170	162,314
4.50%, 06/01/42		105	106,659

			1,366,274
Air Freight & Logistics — 0.1%
FedEx Corp.:
3.25%, 04/01/26		65	63,160
4.55%, 04/01/46		90	90,785
4.40%, 01/15/47		50	49,371
4.05%, 02/15/48		40	37,556

			240,872
Airlines — 0.3%
American Airlines Class Pass-Through Trust, 3.65%, 02/15/29		72	71,444
Delta Air Lines, Inc.:
2.88%, 03/13/20		50	49,674
2.60%, 12/04/20		105	103,025
3.63%, 03/15/22		58	57,929
United Airlines Pass-Through Trust, 5.38%, 08/15/21		153	157,016
Virgin Australia 2013-1B Pass-Through Trust, 6.00%, 10/23/20(b)		51	51,456

			490,544
Auto Components — 0.2%
Aptiv plc:
3.15%, 11/19/20		160	159,708
4.25%, 01/15/26		10	10,212
Delphi Corp., 4.15%, 03/15/24		157	161,004

			330,924
Automobiles — 0.5%
BMW US Capital LLC, 1.85%, 09/15/21(b)		25	23,971
Daimler Finance North America LLC, 2.30%, 02/12/21(b)		150	146,300
General Motors Co.:
4.88%, 10/02/23		100	104,351
4.20%, 10/01/27		135	132,113
6.75%, 04/01/46		49	56,883
Hyundai Capital America(b):
1.75%, 09/27/19		20	19,576
2.55%, 04/03/20		40	39,378
Nissan Motor Acceptance Corp.(b):
2.55%, 03/08/21		40	39,355
3.15%, 03/15/21		75	75,005
2.65%, 07/13/22		50	48,806
Volkswagen Group of America Finance LLC, 2.40%, 05/22/20(b)		200	197,240

			882,978
Banks — 11.4%
ANZ New Zealand Int’l Ltd., 2.20%, 07/17/20(b)		200	196,070
Banco Bilbao Vizcaya Argentaria SA, (USD Swap Semi 5 Year + 3.87%), 6.13%(c)(d)		200	193,900

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Banco Santander SA, 3.13%, 02/23/23	USD	200	$193,823
Bank of America Corp.:
2.63%, 04/19/21		370	364,467
(LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/22(d)		125	123,242
2.50%, 10/21/22		210	201,724
3.30%, 01/11/23		75	74,781
(LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/23(d)		100	99,000
(LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/23(d)		135	132,190
4.10%, 07/24/23		200	206,461
3.95%, 04/21/25		350	346,914
4.45%, 03/03/26		325	332,000
4.25%, 10/22/26		91	91,638
4.18%, 11/25/27		250	247,836
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(d)		100	97,127
4.75%, 04/21/45		125	132,156
Bank of Montreal, 1.90%, 08/27/21		150	144,070
Bank of Nova Scotia (The):
2.15%, 07/14/20		30	29,428
2.45%, 09/19/22		160	155,060
Barclays Bank plc,
(LIBOR USD 3 Month + 0.65%), 2.44%, 08/07/20(d)		250	251,378
Barclays plc:
(USD Swap Semi 5 Year + 6.77%), 7.88%(c)(d)		400	424,802
3.68%, 01/10/23		200	198,263
5.20%, 05/12/26		200	201,608
BB&T Corp.:
5.25%, 11/01/19		150	155,202
2.15%, 02/01/21		50	48,736
2.05%, 05/10/21		100	96,810
BNP Paribas SA:
5.00%, 01/15/21		230	242,084
(USD Swap Semi 5 Year + 6.31%), 7.63%(b)(c)(d)		225	241,594
(USD Swap Semi 5 Year + 2.84%), 5.13%(b)(c)(d)		200	183,250
(USD Swap Semi 5 Year + 1.48%), 4.38%, 03/01/33(b)(d)		200	195,618
Branch Banking & Trust Co., 1.45%, 05/10/19		250	246,403
Citigroup, Inc.:
2.50%, 07/29/19		150	149,390
2.90%, 12/08/21		325	320,049
2.75%, 04/25/22		130	126,635
(LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/23(d)		60	59,276
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(d)		70	68,114
3.20%, 10/21/26		200	190,121
4.30%, 11/20/26		275	275,150
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(d)		100	97,492
(LIBOR USD 3 Month + 1.17%), 3.88%, 01/24/39(d)		50	48,166
Citizens Bank NA, 2.50%, 03/14/19		250	249,229
Commonwealth Bank of Australia:
2.30%, 03/12/20		250	246,757
2.50%, 09/18/22(b)		100	96,515

Security		Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA:
1.38%, 08/09/19	USD	250	$244,955
3.88%, 02/08/22		150	152,950
Credit Agricole SA, (USD Swap Semi 5 Year + 6.19%), 8.12%(b)(c)(d)		200	227,838
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 03/26/20		250	247,591
3.13%, 12/10/20		250	248,608
3.80%, 06/09/23		250	250,473
Danske Bank A/S, 2.20%, 03/02/20(b)		200	197,049
Fifth Third Bancorp, 2.60%, 06/15/22		180	174,530
HSBC Holdings plc:
3.40%, 03/08/21		350	351,623
(USD Swap Rate 5 Year + 5.51%), 6.87%(c)(d)		200	211,250
4.88%, 01/14/22		250	262,748
(USD Swap Rate 5 Year + 3.45%), 6.25%(c)(d)		200	204,500
4.25%, 03/14/24		225	226,186
(LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/28(d)		200	199,864
(USD Swap Rate 5 Year + 3.61%), 6.50%(c)(d)		265	270,300
Huntington Bancshares, Inc., 3.15%, 03/14/21		220	218,902
Intesa Sanpaolo SpA:
3.88%, 01/15/19		200	201,303
(USD Swap Semi 5 Year + 5.46%), 7.70%(b)(c)(d)		400	419,000
JPMorgan Chase & Co.:
2.30%, 08/15/21		235	228,488
3.25%, 09/23/22		60	59,822
3.20%, 01/25/23		75	74,290
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(d)		275	268,591
3.38%, 05/01/23		125	123,415
2.70%, 05/18/23		50	48,239
5.60%, 07/15/41		75	90,700
5.63%, 08/16/43		200	232,995
4.85%, 02/01/44		130	144,279
4.95%, 06/01/45		105	113,613
(LIBOR USD 3 Month + 1.00%), 2.84%, 05/15/47(d)		232	205,919
(LIBOR USD 3 Month + 1.22%), 3.90%, 01/23/49(d)		75	71,506
KeyCorp, 2.90%, 09/15/20		125	124,433
Lloyds Banking Group plc:
3.10%, 07/06/21		200	198,800
4.38%, 03/22/28		200	202,000
(LIBOR USD 3 Month + 1.21%), 3.57%, 11/07/28(d)		200	188,769
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(b)(c)(d)		200	195,750
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22		63	62,169
2.67%, 07/25/22		95	92,040
Mizuho Financial Group, Inc., 2.63%, 04/12/21(b)		200	195,934
National Australia Bank Ltd., 2.50%, 01/12/21		250	245,529
Nordea Bank AB, 2.13%, 05/29/20(b)		200	196,051
Royal Bank of Canada:
2.35%, 10/30/20		50	49,164
2.50%, 01/19/21		50	49,266
2.75%, 02/01/22		30	29,586
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 7.60%), 8.62%(c)(d)		400	434,500
Santander Holdings USA, Inc., 3.70%, 03/28/22		100	100,211
Santander UK Group Holdings plc, 3.13%, 01/08/21		255	252,904

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Santander UK plc:
2.13%, 11/03/20	USD	200	$195,353
5.00%, 11/07/23(b)		200	206,871
Skandinaviska Enskilda Banken AB, 2.45%, 05/27/20(b)		200	197,255
Societe Generale SA, (USD Swap Rate 5 Year + 5.87%), 8.00%(b)(c)(d)		400	447,500
Standard Chartered plc, (USD Swap Semi 5 Year + 6.30%), 7.50%(b)(c)(d)		200	211,500
Sumitomo Mitsui Financial Group, Inc.:
(LIBOR USD 3 Month + 1.68%), 3.74%, 03/09/21(d)		120	124,070
3.10%, 01/17/23		215	211,480
SunTrust Bank:
2.25%, 01/31/20		30	29,596
2.45%, 08/01/22		100	96,346
Svenska Handelsbanken AB, 2.40%, 10/01/20		250	245,686
Swedbank AB, 2.65%, 03/10/21(b)		200	196,976
Toronto-Dominion Bank (The):
2.50%, 12/14/20		115	113,555
2.55%, 01/25/21		50	49,390
1.80%, 07/13/21		100	95,996
UBS Group Funding Switzerland AG(b):
2.95%, 09/24/20		200	198,509
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(d)		200	193,327
US Bancorp, 2.63%, 01/24/22		175	172,447
US Bank NA, 2.80%, 01/27/25		250	239,273
Wells Fargo & Co.:
2.50%, 03/04/21		350	343,641
3.50%, 03/08/22		150	150,401
2.63%, 07/22/22		160	154,767
3.45%, 02/13/23		30	29,584
3.00%, 02/19/25		100	95,269
3.00%, 04/22/26		100	93,885
4.10%, 06/03/26		115	114,290
3.00%, 10/23/26		55	51,505
4.90%, 11/17/45		175	183,459
4.40%, 06/14/46		150	145,587
Wells Fargo Bank NA, 2.60%, 01/15/21		250	246,512
Westpac Banking Corp.:
2.15%, 03/06/20		385	379,190
2.80%, 01/11/22		80	78,895
2.75%, 01/11/23		50	48,708
(USD Swap Rate 5 Year + 2.89%), 5.00%(c)(d)		265	245,088

			21,949,073
Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21		200	198,433
3.30%, 02/01/23		355	355,261
3.65%, 02/01/26		225	223,661
4.70%, 02/01/36		150	158,710
4.90%, 02/01/46		172	185,504
Anheuser-Busch InBev Worldwide, Inc.:
4.00%, 04/13/28		55	55,671
4.60%, 04/15/48		115	118,958
Constellation Brands, Inc., 3.20%, 02/15/23		40	39,232
Molson Coors Brewing Co.:
3.00%, 07/15/26		65	60,205
4.20%, 07/15/46		50	47,260
PepsiCo, Inc., 2.15%, 10/14/20		25	24,680

			1,467,575

Security		Par (000)	Value
Biotechnology — 1.0%
AbbVie, Inc.:
2.50%, 05/14/20	USD	60	$59,224
2.30%, 05/14/21		50	48,740
2.90%, 11/06/22		180	175,828
3.20%, 05/14/26		225	213,844
4.45%, 05/14/46		75	74,585
Amgen, Inc.:
2.20%, 05/11/20		160	157,743
3.88%, 11/15/21		100	102,189
3.63%, 05/15/22		55	55,645
4.40%, 05/01/45		100	99,859
4.66%, 06/15/51		63	65,033
Baxalta, Inc.:
3.60%, 06/23/22		30	29,908
5.25%, 06/23/45		50	54,600
Biogen, Inc., 2.90%, 09/15/20		110	109,329
Celgene Corp., 2.25%, 08/15/21		30	29,015
Gilead Sciences, Inc.:
2.55%, 09/01/20		135	133,910
4.40%, 12/01/21		50	52,101
3.25%, 09/01/22		185	185,176
4.50%, 02/01/45		6	6,221
4.75%, 03/01/46		115	123,900
4.15%, 03/01/47		75	73,438

			1,850,288
Building Products — 0.0%
Johnson Controls International plc, 4.50%, 02/15/47		50	50,689

Capital Markets — 2.8%
Bank of New York Mellon Corp. (The):
2.30%, 09/11/19		200	198,458
2.50%, 04/15/21		75	73,539
2.05%, 05/03/21		100	97,079
2.95%, 01/29/23		50	49,372
2.20%, 08/16/23		125	117,514
Charles Schwab Corp. (The), 2.65%, 01/25/23		50	48,817
Credit Suisse Group AG, (USD Swap Semi 5 Year + 3.46%), 6.25%(b)(c)(d)		200	205,250
Deutsche Bank AG:
2.95%, 08/20/20		80	78,659
3.15%, 01/22/21		100	98,509
(USD Swap Semi 5 Year + 2.25%), 4.30%, 05/24/28(d)		200	192,316
E*TRADE Financial Corp., 2.95%, 08/24/22		50	48,673
Goldman Sachs Group, Inc. (The):
2.60%, 12/27/20		65	64,028
3.00%, 04/26/22		435	427,138
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(d)		260	253,041
(LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/23(d)		80	77,802
3.50%, 01/23/25		50	49,049
3.75%, 02/25/26		100	98,254
6.75%, 10/01/37		100	125,271
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38(d)		100	96,528
5.15%, 05/22/45		105	113,008
ING Bank NV, 2.50%, 10/01/19(b)		250	248,381
Intercontinental Exchange, Inc., 2.35%, 09/15/22		50	48,358
Moody’s Corp., 2.75%, 12/15/21		110	108,003
Morgan Stanley:
5.63%, 09/23/19		100	103,805
2.80%, 06/16/20		300	297,982
2.50%, 04/21/21		20	19,597
2.63%, 11/17/21		70	68,343
2.75%, 05/19/22		210	204,796

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets (continued)
3.75%, 02/25/23	USD	350	$353,707
3.88%, 01/27/26		225	224,804
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(d)		150	145,089
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(d)		250	246,131
(LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/38(d)		100	97,693
4.30%, 01/27/45		65	65,720
State Street Corp.:
2.55%, 08/18/20		100	99,417
3.55%, 08/18/25		175	175,703
UBS AG, 2.38%, 08/14/19		250	248,172
UBS Group AG, (USD Swap Semi 5 Year + 4.87%), 7.00%(c)(d)		200	215,250

			5,483,256
Chemicals — 0.4%
Airgas, Inc., 2.38%, 02/15/20		30	29,691
Dow Chemical Co. (The), 4.38%, 11/15/42		64	63,715
Eastman Chemical Co., 3.80%, 03/15/25		100	101,105
EI du Pont de Nemours & Co., 2.20%, 05/01/20		110	108,480
Monsanto Co., 2.20%, 07/15/22		30	28,570
Praxair, Inc., 3.00%, 09/01/21		50	50,096
Sherwin-Williams Co. (The):
2.25%, 05/15/20		200	196,680
4.50%, 06/01/47		100	99,542

			677,879
Commercial Services & Supplies — 0.1%
Republic Services, Inc.:
5.25%, 11/15/21		60	64,007
3.38%, 11/15/27		35	33,776

			97,783
Communications Equipment — 0.1%
Cisco Systems, Inc.:
1.85%, 09/20/21		100	96,530
2.50%, 09/20/26		150	139,847

			236,377
Consumer Finance — 1.9%
AerCap Ireland Capital DAC:
4.25%, 07/01/20		150	152,647
4.50%, 05/15/21		150	153,650
3.50%, 05/26/22		175	172,389
American Express Co.:
2.20%, 10/30/20		125	121,902
2.50%, 08/01/22		95	91,636
American Express Credit Corp.:
1.88%, 05/03/19		25	24,768
2.20%, 03/03/20		75	73,950
2.38%, 05/26/20		150	148,055
American Honda Finance Corp.:
1.65%, 07/12/21		30	28,761
2.60%, 11/16/22		30	29,432
Capital One Financial Corp.:
2.40%, 10/30/20		75	73,515
3.05%, 03/09/22		80	78,454
3.50%, 06/15/23		65	64,161
Caterpillar Financial Services Corp.:
2.40%, 06/06/22		35	34,128
2.55%, 11/29/22		50	48,576
Discover Financial Services:
3.85%, 11/21/22		60	60,060
4.10%, 02/09/27		175	173,594
Ford Motor Credit Co. LLC:
2.02%, 05/03/19		240	237,435

Security		Par (000)	Value
Consumer Finance (continued)
2.68%, 01/09/20	USD	200	$198,318
2.46%, 03/27/20		200	197,149
4.13%, 08/04/25		200	196,776
General Motors Financial Co., Inc.:
2.65%, 04/13/20		130	128,370
3.20%, 07/13/20		191	190,488
4.38%, 09/25/21		160	164,462
4.00%, 01/15/25		50	49,294
4.30%, 07/13/25		35	35,049
Harley-Davidson Financial Services, Inc., 2.55%, 06/09/22(b)		40	38,489
HSBC USA, Inc., 2.75%, 08/07/20		100	99,245
John Deere Capital Corp.:
2.38%, 07/14/20		100	99,031
2.35%, 01/08/21		25	24,611
2.80%, 09/08/27		145	136,550
PACCAR Financial Corp., 2.80%, 03/01/21		60	59,787
Synchrony Financial, 2.70%, 02/03/20		100	98,942
Toyota Motor Credit Corp.:
1.90%, 04/08/21		50	48,592
2.75%, 05/17/21		125	124,227
2.80%, 07/13/22		50	49,526

			3,706,019
Containers & Packaging — 0.0%
International Paper Co., 4.35%, 08/15/48		100	94,871

Diversified Consumer Services — 0.0%
Northwestern University, 3.66%, 12/01/57		27	26,604

Diversified Financial Services — 0.3%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	195,510
Shell International Finance BV:
1.88%, 05/10/21		210	203,129
3.63%, 08/21/42		100	94,721

			493,360
Diversified Telecommunication Services — 1.6%
AT&T, Inc.:
3.20%, 03/01/22		160	159,150
2.63%, 12/01/22		80	76,980
3.60%, 02/17/23		110	110,657
4.30%, 02/15/30(b)		129	128,263
4.50%, 05/15/35		150	147,323
4.90%, 08/14/37		85	85,480
5.35%, 09/01/40		70	73,474
5.15%, 03/15/42		195	200,902
5.45%, 03/01/47		5	5,307
4.50%, 03/09/48		145	134,768
5.15%, 02/14/50		200	202,034
Bell Canada, Inc., 4.46%, 04/01/48		45	45,795
Deutsche Telekom International Finance BV, 2.23%, 01/17/20(b)		150	147,981
Orange SA, 1.63%, 11/03/19		125	122,412
Telefonica Emisiones SAU:
5.88%, 07/15/19		75	77,787
5.13%, 04/27/20		30	31,161
4.90%, 03/06/48		160	162,789
Verizon Communications, Inc.:
1.75%, 08/15/21		80	76,352
2.95%, 03/15/22		165	162,226
4.50%, 08/10/33		250	253,081
4.27%, 01/15/36		300	287,179
5.25%, 03/16/37		85	91,657

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
4.81%, 03/15/39	USD	70	$71,533
3.85%, 11/01/42		258	227,214
4.67%, 03/15/55		79	75,143

			3,156,648
Electric Utilities — 1.6%
Baltimore Gas & Electric Co., 3.50%, 11/15/21		100	101,411
DTE Electric Co., 3.90%, 06/01/21		75	76,365
Duke Energy Carolinas LLC, 6.10%, 06/01/37		249	318,289
Duke Energy Corp.:
1.80%, 09/01/21		70	66,630
3.55%, 09/15/21		75	75,692
2.40%, 08/15/22		100	96,026
2.65%, 09/01/26		20	18,253
3.75%, 09/01/46		40	36,079
Duke Energy Progress LLC:
2.80%, 05/15/22		45	44,447
4.15%, 12/01/44		80	82,135
Eversource Energy, 2.75%, 03/15/22		75	73,510
Exelon Corp.:
2.85%, 06/15/20		40	39,641
2.45%, 04/15/21		100	97,735
3.95%, 06/15/25		375	376,109
3.40%, 04/15/26		5	4,828
4.45%, 04/15/46		50	51,003
FirstEnergy Corp.:
2.85%, 07/15/22		17	16,502
3.90%, 07/15/27		200	196,414
Florida Power & Light Co.:
4.13%, 02/01/42		100	103,958
3.70%, 12/01/47		60	58,636
Georgia Power Co.:
2.00%, 09/08/20		45	43,992
2.85%, 05/15/22		45	44,244
MidAmerican Energy Co., 3.65%, 08/01/48		50	47,841
Ohio Power Co., 6.60%, 03/01/33		229	302,411
Pacific Gas & Electric Co., 4.75%, 02/15/44		75	77,417
PacifiCorp, 4.10%, 02/01/42		50	51,329
PPL Electric Utilities Corp., 3.95%, 06/01/47		75	75,185
Progress Energy, Inc., 6.00%, 12/01/39		75	92,823
Public Service Co. of Colorado, 3.60%, 09/15/42		60	57,871
Southern California Edison Co., 4.50%, 09/01/40		30	31,983
Southern Co. (The), 4.40%, 07/01/46		100	100,093
Toledo Edison Co. (The), 6.15%, 05/15/37		40	49,753
Virginia Electric & Power Co.:
5.00%, 06/30/19		10	10,267
2.95%, 01/15/22		90	89,334
4.45%, 02/15/44		150	158,847

			3,167,053
Electrical Equipment — 0.0%
Eaton Corp., 4.15%, 11/02/42		75	74,339

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.:
2.20%, 04/01/20		80	78,859
4.00%, 02/01/22		60	61,451
Corning, Inc., 2.90%, 05/15/22		30	29,470

			169,780
Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC:
3.20%, 08/15/21		20	20,049
2.77%, 12/15/22		75	73,440
Halliburton Co., 5.00%, 11/15/45		100	108,821
Schlumberger Holdings Corp., 3.00%, 12/21/20(b)		190	189,529

			391,839

Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.:
2.80%, 06/01/20	USD	77	$76,433
3.30%, 02/15/21		80	79,981
4.40%, 02/15/26		130	131,370
AvalonBay Communities, Inc.:
3.63%, 10/01/20		30	30,395
3.95%, 01/15/21		25	25,490
2.95%, 09/15/22		30	29,510
2.85%, 03/15/23		175	170,972
Boston Properties LP:
5.63%, 11/15/20		80	84,650
4.13%, 05/15/21		20	20,514
Crown Castle International Corp.:
3.40%, 02/15/21		101	101,383
2.25%, 09/01/21		50	48,193
4.88%, 04/15/22		80	84,051
5.25%, 01/15/23		275	292,229
4.45%, 02/15/26		75	76,141
3.65%, 09/01/27		120	114,339
ERP Operating LP:
2.38%, 07/01/19		50	49,769
4.75%, 07/15/20		35	36,279
Realty Income Corp.:
3.25%, 10/15/22		95	94,252
3.00%, 01/15/27		125	115,429
Simon Property Group LP, 2.63%, 06/15/22		40	38,981

			1,700,361
Food & Staples Retailing — 0.7%
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(b)		75	72,713
CVS Health Corp.:
2.80%, 07/20/20		135	134,037
3.35%, 03/09/21		130	130,708
3.70%, 03/09/23		50	50,271
4.78%, 03/25/38		290	293,924
5.30%, 12/05/43		70	75,699
5.13%, 07/20/45		100	106,067
5.05%, 03/25/48		50	52,589
Kroger Co. (The), 4.45%, 02/01/47		10	9,455
Walgreen Co., 3.10%, 09/15/22		20	19,586
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19		225	223,905
3.45%, 06/01/26		80	75,593
4.65%, 06/01/46		50	48,525
Walmart, Inc., 4.30%, 04/22/44		65	70,389

			1,363,461
Food Products — 0.4%
Campbell Soup Co., 3.30%, 03/15/21		135	135,801
Kraft Heinz Foods Co.:
2.80%, 07/02/20		95	94,342
3.50%, 07/15/22		20	19,962
3.00%, 06/01/26		120	110,765
5.00%, 06/04/42		35	35,018
4.38%, 06/01/46		80	73,359
Tyson Foods, Inc., 2.25%, 08/23/21		90	86,796
Wm Wrigley Jr Co.(b):
2.90%, 10/21/19		100	100,050
3.38%, 10/21/20		70	70,593

			726,686
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories:
2.35%, 11/22/19		104	103,104
2.90%, 11/30/21		140	138,519

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
3.25%, 04/15/23	USD	30	$29,788
3.88%, 09/15/25		40	40,404
3.75%, 11/30/26		75	74,598
4.75%, 11/30/36		85	91,727
4.90%, 11/30/46		80	87,716
Becton Dickinson and Co.:
2.40%, 06/05/20		205	201,032
3.70%, 06/06/27		150	144,821
Danaher Corp., 2.40%, 09/15/20		75	74,353
Medtronic, Inc.:
2.50%, 03/15/20		260	258,580
3.15%, 03/15/22		50	50,083
4.38%, 03/15/35		225	238,728
4.63%, 03/15/45		100	109,455
Stryker Corp., 4.38%, 01/15/20		50	51,289

			1,694,197
Health Care Providers & Services — 0.7%
Aetna, Inc.:
2.75%, 11/15/22		25	24,080
2.80%, 06/15/23		190	182,561
Anthem, Inc.:
2.50%, 11/21/20		100	98,305
4.10%, 03/01/28		40	39,971
4.65%, 01/15/43		30	30,218
4.38%, 12/01/47		25	24,541
HCA, Inc.:
3.75%, 03/15/19		175	175,665
5.50%, 06/15/47		90	86,963
Kaiser Foundation Hospitals, 4.15%, 05/01/47		40	41,375
Northwell Healthcare, Inc., 4.26%, 11/01/47		19	18,744
UnitedHealth Group, Inc.:
2.70%, 07/15/20		160	159,291
3.35%, 07/15/22		120	120,619
3.10%, 03/15/26		60	58,121
4.38%, 03/15/42		85	88,704
4.75%, 07/15/45		105	115,549
3.75%, 10/15/47		50	47,083

			1,311,790
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 3.95%, 10/15/20		80	82,021
Marriott International, Inc.:
2.88%, 03/01/21		60	59,441
3.13%, 10/15/21		70	69,397
2.30%, 01/15/22		60	57,642
McDonald’s Corp.:
2.63%, 01/15/22		60	59,066
4.70%, 12/09/35		125	133,529
4.45%, 03/01/47		25	25,768

			486,864
Household Durables — 0.1%
Newell Brands, Inc.:
3.85%, 04/01/23		80	79,844
4.20%, 04/01/26		135	133,652

			213,496
Household Products — 0.1%
Reckitt Benckiser Treasury Services plc, 3.00%, 06/26/27(b)		200	188,238

Industrial Conglomerates — 0.3%
General Electric Co.:
4.38%, 09/16/20		125	128,195
4.65%, 10/17/21		85	88,748

Security		Par (000)	Value
Industrial Conglomerates (continued)
3.15%, 09/07/22	USD	110	$108,377
5.88%, 01/14/38		125	145,648
4.50%, 03/11/44		34	33,470
Honeywell International, Inc.:
1.85%, 11/01/21		40	38,541
2.50%, 11/01/26		60	55,456
3.81%, 11/21/47		20	19,705
Roper Technologies, Inc., 2.80%, 12/15/21		50	49,185

			667,325
Insurance — 1.0%
Allstate Corp. (The), (LIBOR USD 3 Month + 2.94%), 5.75%, 08/15/53(d)		325	340,437
American International Group, Inc.:
3.30%, 03/01/21		185	185,192
3.90%, 04/01/26		200	197,946
Aon plc:
2.80%, 03/15/21		190	188,027
4.45%, 05/24/43		90	89,098
Hartford Financial Services Group, Inc. (The):
5.13%, 04/15/22		70	74,492
(LIBOR USD 3 Month + 2.13%), 3.96%, 02/12/47(b)(d)		100	97,125
4.40%, 03/15/48		50	51,024
Jackson National Life Global Funding, 2.50%, 06/27/22(b)		80	77,563
Marsh & McLennan Cos., Inc.:
2.35%, 03/06/20		30	29,690
2.75%, 01/30/22		40	39,352
4.35%, 01/30/47		75	77,027
MetLife, Inc., 4.72%, 12/15/44		35	37,283
New York Life Global Funding, 2.00%, 04/13/21(b)		50	48,536
Principal Life Global Funding II, 2.63%, 11/19/20(b)		50	49,395
Prudential Financial, Inc., 4.42%, 03/27/48		60	61,835
Teachers Insurance & Annuity Association of America(b):
6.85%, 12/16/39		7	9,340
4.27%, 05/15/47		50	50,008
Travelers Cos., Inc. (The), 4.30%, 08/25/45		85	87,953
Willis Towers Watson plc, 5.75%, 03/15/21		94	100,040

			1,891,363
Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc.:
3.30%, 12/05/21		30	30,403
2.40%, 02/22/23(b)		50	48,285
3.15%, 08/22/27(b)		220	212,266
3.88%, 08/22/37(b)		155	154,451
Booking Holdings, Inc.:
2.75%, 03/15/23		40	38,601
3.55%, 03/15/28		70	67,736
Expedia Group, Inc., 5.95%, 08/15/20		100	105,752

			657,494
Internet Software & Services — 0.4%
Baidu, Inc.:
2.75%, 06/09/19		200	199,298
3.00%, 06/30/20		200	198,656
3.88%, 09/29/23		200	199,864
eBay, Inc.:
2.15%, 06/05/20		55	53,972
2.75%, 01/30/23		50	48,278

			700,068

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
IT Services — 0.4%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	USD	44	$44,552
2.25%, 08/15/21		25	24,160
5.00%, 10/15/25		144	153,777
International Business Machines Corp., 2.88%, 11/09/22		100	98,686
Mastercard, Inc., 3.50%, 02/26/28		30	30,260
Total System Services, Inc., 4.80%, 04/01/26		50	52,382
Visa, Inc.:
2.80%, 12/14/22		115	113,534
3.15%, 12/14/25		155	152,024
3.65%, 09/15/47		35	33,985
Western Union Co. (The), 3.60%, 03/15/22		150	149,896

			853,256
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.:
3.60%, 08/15/21		100	100,905
3.30%, 02/15/22		35	34,930
3.15%, 01/15/23		50	49,193
3.00%, 04/15/23		60	58,468
4.10%, 08/15/47		70	68,473

			311,969
Machinery — 0.0%
Parker-Hannifin Corp., 3.25%, 03/01/27		35	34,219

Media — 1.6%
21st Century Fox America, Inc.:
6.40%, 12/15/35		75	94,754
6.15%, 03/01/37		50	61,921
CBS Corp.:
4.30%, 02/15/21		30	30,972
4.60%, 01/15/45		14	13,550
Charter Communications Operating LLC:
3.58%, 07/23/20(b)		20	20,056
3.58%, 07/23/20		30	30,085
4.46%, 07/23/22		90	91,934
4.20%, 03/15/28		140	134,012
6.38%, 10/23/35		59	65,906
6.48%, 10/23/45		346	379,799
6.83%, 10/23/55		12	13,876
Comcast Corp.:
1.63%, 01/15/22		20	18,853
2.75%, 03/01/23		30	29,207
5.65%, 06/15/35		90	106,268
6.95%, 08/15/37		99	132,964
4.50%, 01/15/43		110	112,195
4.60%, 08/15/45		60	62,175
3.40%, 07/15/46		20	17,184
Cox Communications, Inc.(b):
3.25%, 12/15/22		80	78,538
3.15%, 08/15/24		60	57,541
4.60%, 08/15/47		48	45,926
Discovery Communications LLC:
5.05%, 06/01/20		50	51,984
3.30%, 05/15/22		50	49,520
3.25%, 04/01/23		50	48,859
5.00%, 09/20/37		75	74,747
5.20%, 09/20/47		60	59,872
NBCUniversal Enterprise, Inc., (LIBOR USD 3 Month + 0.40%), 2.09%, 04/01/21(b)(d)		100	100,301
Omnicom Group, Inc., 4.45%, 08/15/20		130	133,922
RELX Capital, Inc., 3.50%, 03/16/23		40	40,052
Sky plc, 3.75%, 09/16/24(b)		200	203,048

Security		Par (000)	Value
Media (continued)
Time Warner Cable LLC:
4.00%, 09/01/21	USD	100	$100,399
4.50%, 09/15/42		37	32,046
Time Warner, Inc.:
4.70%, 01/15/21		85	88,361
3.40%, 06/15/22		50	49,857
3.60%, 07/15/25		42	40,869
3.88%, 01/15/26		83	81,309
3.80%, 02/15/27		70	67,678
4.65%, 06/01/44		17	16,346
4.85%, 07/15/45		58	59,275
Viacom, Inc.:
3.88%, 12/15/21		25	25,329
4.38%, 03/15/43		25	22,403
5.85%, 09/01/43		79	85,170
(LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/57(d)		75	75,094
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57(d)		50	50,750

			3,154,907
Metals & Mining — 0.2%
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22		25	24,867
5.00%, 09/30/43		50	57,760
Newmont Mining Corp.:
3.50%, 03/15/22		40	40,058
4.88%, 03/15/42		25	26,208
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28		100	128,477
Southern Copper Corp., 5.88%, 04/23/45		50	56,485
Vale Overseas Ltd., 4.38%, 01/11/22		35	35,910

			369,765
Multiline Retail — 0.1%
Target Corp.:
2.50%, 04/15/26		115	106,852
3.90%, 11/15/47		5	4,785

			111,637
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co.:
2.38%, 01/15/21(b)		60	58,991
5.95%, 05/15/37		250	311,837
CenterPoint Energy, Inc., 2.50%, 09/01/22		25	24,228
CMS Energy Corp., 3.00%, 05/15/26		45	43,132
Consumers Energy Co., 2.85%, 05/15/22		25	24,725
Dominion Energy, Inc.:
2.96%, 07/01/19		75	74,862
4.10%, 04/01/21		35	35,746
Integrys Holding, Inc.,
(LIBOR USD 3 Month + 2.12%), 4.13%, 12/01/66(d)		85	84,150
NiSource, Inc., 4.80%, 02/15/44		125	132,500
Puget Energy, Inc., 5.63%, 07/15/22		275	295,591
Sempra Energy,
(LIBOR USD 3 Month + 0.50%), 2.85%, 01/15/21(d)		40	40,029

			1,125,791
Oil, Gas & Consumable Fuels — 3.7%
Anadarko Petroleum Corp., 5.55%, 03/15/26		180	196,497
Andeavor Logistics LP:
6.25%, 10/15/22		8	8,390

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
3.50%, 12/01/22	USD	40	$39,309
4.25%, 12/01/27		25	24,372
Apache Corp.:
3.63%, 02/01/21		100	100,894
5.10%, 09/01/40		50	51,181
BP Capital Markets plc:
2.52%, 01/15/20		50	49,711
4.50%, 10/01/20		30	31,092
3.56%, 11/01/21		50	50,727
3.25%, 05/06/22		50	50,094
2.52%, 09/19/22		30	29,128
Buckeye Partners LP,
(LIBOR USD 3 Month + 4.02%), 6.38%, 01/22/78(d)		50	49,487
Canadian Natural Resources Ltd., 2.95%, 01/15/23		178	172,839
Cenovus Energy, Inc.:
4.25%, 04/15/27		50	48,737
5.40%, 06/15/47		50	50,327
Chevron Corp.:
2.41%, 03/03/22		75	73,489
2.50%, 03/03/22		70	68,857
2.36%, 12/05/22		50	48,523
Cimarex Energy Co., 3.90%, 05/15/27		175	172,584
Concho Resources, Inc., 3.75%, 10/01/27		160	156,446
ConocoPhillips Co., 4.95%, 03/15/26		155	169,199
Continental Resources, Inc., 5.00%, 09/15/22		100	101,375
Devon Energy Corp.:
4.00%, 07/15/21		50	50,912
3.25%, 05/15/22		40	39,517
4.75%, 05/15/42		50	51,111
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22		145	169,144
Enbridge Energy Partners LP, 4.38%, 10/15/20		35	35,776
Enbridge, Inc.:
2.90%, 07/15/22		50	48,507
3.70%, 07/15/27		100	95,858
(LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77(d)		75	73,875
(LIBOR USD 3 Month + 3.42%), 5.50%, 07/15/77(d)		125	118,750
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(d)		205	203,077
Encana Corp., 6.50%, 05/15/19		200	207,350
Energy Transfer Partners LP:
9.00%, 04/15/19		150	158,702
5.20%, 02/01/22		100	104,443
5.00%, 10/01/22		240	249,502
3.60%, 02/01/23		15	14,622
6.50%, 02/01/42		100	108,011
5.30%, 04/15/47		50	46,944
Enterprise Products Operating LLC:
5.20%, 09/01/20		100	104,666
2.85%, 04/15/21		100	98,836
6.45%, 09/01/40		106	133,817
4.45%, 02/15/43		60	59,716
4.90%, 05/15/46		75	79,657
EOG Resources, Inc.:
2.45%, 04/01/20		65	64,344
2.63%, 03/15/23		65	62,619
Exxon Mobil Corp., 3.04%, 03/01/26		50	49,026
Hess Corp.:
4.30%, 04/01/27		100	97,873
5.60%, 02/15/41		75	76,608

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP:
4.15%, 03/01/22	USD	50	$50,775
3.50%, 09/01/23		70	68,457
6.38%, 03/01/41		257	287,602
Kinder Morgan, Inc.:
3.05%, 12/01/19		16	15,958
3.15%, 01/15/23		130	126,509
5.55%, 06/01/45		39	40,929
Marathon Oil Corp., 2.80%, 11/01/22		120	115,676
Marathon Petroleum Corp., 4.75%, 09/15/44		84	84,441
MPLX LP:
3.38%, 03/15/23		50	49,405
4.50%, 04/15/38		40	39,493
4.70%, 04/15/48		80	77,928
Noble Energy, Inc.:
5.25%, 11/15/43		25	26,657
5.05%, 11/15/44		25	26,132
Occidental Petroleum Corp.:
4.10%, 02/01/21		50	51,452
3.13%, 02/15/22		50	50,181
Pioneer Natural Resources Co.:
7.50%, 01/15/20		50	53,799
3.45%, 01/15/21		50	50,311
4.45%, 01/15/26		50	52,091
Plains All American Pipeline LP:
5.00%, 02/01/21		50	51,651
4.65%, 10/15/25		75	75,450
Sabine Pass Liquefaction LLC:
5.62%, 02/01/21		100	105,140
5.75%, 05/15/24		155	166,839
4.20%, 03/15/28		25	24,636
Spectra Energy Partners LP, 4.75%, 03/15/24		65	68,276
Sunoco Logistics Partners Operations LP:
5.50%, 02/15/20		25	25,906
5.35%, 05/15/45		45	41,923
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28		9	10,741
Texas Eastern Transmission LP, 2.80%, 10/15/22(b)		25	24,010
TransCanada PipeLines Ltd.:
3.80%, 10/01/20		75	76,372
4.63%, 03/01/34		55	58,300
7.63%, 01/15/39		50	69,485
Transcanada Trust(d):
(LIBOR USD 3 Month + 3.53%), 5.62%, 05/20/75		98	100,450
(LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76		103	107,377
(LIBOR USD 3 Month + 3.21%), 5.30%, 03/15/77		50	49,375
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(b)		130	127,152
Valero Energy Corp., 6.63%, 06/15/37		110	138,889
Williams Partners LP:
4.00%, 11/15/21		50	50,582
5.10%, 09/15/45		110	111,641

			7,098,512
Paper & Forest Products — 0.0%
Georgia-Pacific LLC(b):
2.54%, 11/15/19		60	59,636
3.73%, 07/15/23		25	25,490

			85,126

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Pharmaceuticals — 1.2%
Allergan Finance LLC, 3.25%, 10/01/22	USD	75	$73,437
Allergan Funding SCS:
2.45%, 06/15/19		150	148,857
3.00%, 03/12/20		160	159,175
3.45%, 03/15/22		150	148,717
4.55%, 03/15/35		65	63,634
4.85%, 06/15/44		210	207,927
Johnson & Johnson:
2.45%, 03/01/26		160	150,769
3.55%, 03/01/36		115	113,671
3.50%, 01/15/48		45	42,881
Merck & Co., Inc.:
3.88%, 01/15/21		100	102,871
3.60%, 09/15/42		50	48,825
3.70%, 02/10/45		20	19,512
Mylan NV:
2.50%, 06/07/19		107	106,169
3.95%, 06/15/26		50	48,496
Novartis Capital Corp., 3.10%, 05/17/27		90	87,876
Pfizer, Inc., 4.30%, 06/15/43		160	167,278
Sanofi SA, 4.00%, 03/29/21		50	51,377
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19		25	24,587
2.40%, 09/23/21		265	255,863
2.88%, 09/23/23		340	324,592

			2,346,514
Professional Services — 0.0%
Verisk Analytics, Inc., 4.13%, 09/12/22		50	51,538

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC:
3.60%, 09/01/20		40	40,575
3.45%, 09/15/21		40	40,656
3.00%, 04/01/25		150	146,378
4.90%, 04/01/44		75	83,930
4.15%, 04/01/45		40	40,829
Canadian National Railway Co., 3.65%, 02/03/48		75	72,691
CSX Corp., 3.25%, 06/01/27		100	95,584
ERAC USA Finance LLC(b):
2.35%, 10/15/19		50	49,498
2.60%, 12/01/21		25	24,365
Norfolk Southern Corp., 2.90%, 06/15/26		125	118,968
Penske Truck Leasing Co. LP(b):
3.05%, 01/09/20		50	49,973
3.30%, 04/01/21		30	30,051
3.38%, 02/01/22		40	39,782
Ryder System, Inc.:
2.88%, 09/01/20		35	34,780
3.40%, 03/01/23		115	114,651
Union Pacific Corp., 3.35%, 08/15/46		100	90,060

			1,072,771
Semiconductors & Semiconductor Equipment — 1.2%
Analog Devices, Inc.:
2.50%, 12/05/21		100	97,386
3.13%, 12/05/23		25	24,484
Applied Materials, Inc.:
3.30%, 04/01/27		80	78,608
4.35%, 04/01/47		40	42,542
Broadcom Corp.:
2.38%, 01/15/20		20	19,721
3.00%, 01/15/22		288	282,599
3.63%, 01/15/24		85	83,617
3.88%, 01/15/27		231	224,667

Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.:
2.45%, 07/29/20	USD	75	$74,573
3.30%, 10/01/21		50	50,787
2.70%, 12/15/22		30	29,565
KLA-Tencor Corp.:
4.13%, 11/01/21		100	102,845
4.65%, 11/01/24		24	25,066
Lam Research Corp.:
2.75%, 03/15/20		70	69,704
2.80%, 06/15/21		255	251,638
3.80%, 03/15/25		30	30,271
NVIDIA Corp.:
2.20%, 09/16/21		115	112,133
3.20%, 09/16/26		200	192,775
QUALCOMM, Inc.:
2.10%, 05/20/20		45	44,487
2.25%, 05/20/20		45	44,252
3.00%, 05/20/22		50	49,255
3.25%, 05/20/27		275	260,690
Texas Instruments, Inc.:
2.75%, 03/12/21		105	104,881
2.90%, 11/03/27		45	42,838
Xilinx, Inc., 2.95%, 06/01/24		30	28,786

			2,368,170
Software — 0.8%
Autodesk, Inc.:
3.13%, 06/15/20		30	30,030
3.60%, 12/15/22		50	50,105
CA, Inc.:
3.60%, 08/01/20		30	30,300
3.60%, 08/15/22		40	40,354
Microsoft Corp.:
1.55%, 08/08/21		35	33,609
2.38%, 05/01/23		30	29,099
2.40%, 08/08/26		180	167,504
3.45%, 08/08/36		70	68,274
4.10%, 02/06/37		45	47,717
3.50%, 11/15/42		175	168,228
3.70%, 08/08/46		275	271,334
Oracle Corp.:
2.80%, 07/08/21		100	99,722
1.90%, 09/15/21		50	48,273
2.50%, 05/15/22		110	107,840
2.65%, 07/15/26		100	93,501
3.90%, 05/15/35		75	74,991
3.85%, 07/15/36		100	99,069
4.00%, 07/15/46		104	102,487
VMware, Inc., 2.95%, 08/21/22		30	28,750

			1,591,187
Specialty Retail — 0.2%
Home Depot, Inc. (The):
4.20%, 04/01/43		100	103,408
3.90%, 06/15/47		75	74,624
Lowe’s Cos., Inc.:
4.65%, 04/15/42		50	53,775
3.70%, 04/15/46		50	46,490
O’Reilly Automotive, Inc., 4.63%, 09/15/21		80	83,298

			361,595
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.:
2.50%, 02/09/22		100	98,456
2.70%, 05/13/22		75	74,149

9

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
2.40%, 01/13/23	USD	25	$24,277
2.40%, 05/03/23		30	29,019
3.25%, 02/23/26		275	271,133
2.45%, 08/04/26		180	166,860
4.50%, 02/23/36		50	54,822
3.85%, 05/04/43		60	59,133
4.38%, 05/13/45		150	158,280
3.85%, 08/04/46		80	78,279
3.75%, 09/12/47		30	28,994
Dell International LLC(b):
4.42%, 06/15/21		74	75,907
5.45%, 06/15/23		25	26,501
8.35%, 07/15/46		75	95,263
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		150	151,388
NetApp, Inc.:
2.00%, 09/27/19		35	34,458
3.38%, 06/15/21		70	69,966
Xerox Corp.:
3.50%, 08/20/20		30	29,881
3.63%, 03/15/23		72	70,307

			1,597,073
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.65%, 02/03/21		250	245,785

Tobacco — 0.9%
Altria Group, Inc.:
2.63%, 01/14/20		250	248,522
5.38%, 01/31/44		168	192,989
BAT Capital Corp.(b):
2.30%, 08/14/20		200	196,090
3.56%, 08/15/27		40	38,314
4.39%, 08/15/37		40	39,744
4.54%, 08/15/47		95	93,978
BAT International Finance plc, 2.75%, 06/15/20(b)		175	173,506
Philip Morris International, Inc.:
1.88%, 02/25/21		125	120,877
2.38%, 08/17/22		75	72,249
4.50%, 03/20/42		100	103,543
Reynolds American, Inc.:
3.25%, 06/12/20		85	85,008
4.45%, 06/12/25		215	221,164
7.00%, 08/04/41		98	126,346

			1,712,330
Trading Companies & Distributors — 0.4%
Air Lease Corp.:
3.88%, 04/01/21		75	76,127
2.63%, 07/01/22		100	96,559
2.75%, 01/15/23		30	28,964
Aviation Capital Group LLC, 2.88%, 01/20/22(b)		100	97,938
GATX Corp., 2.50%, 07/30/19		60	59,553
International Lease Finance Corp.:
6.25%, 05/15/19		300	310,297
5.88%, 08/15/22		65	69,758

			739,196
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.13%, 07/16/22		200	196,660
Sprint Communications, Inc., 9.00%, 11/15/18(b)		65	67,031
Vodafone Group plc, 4.38%, 02/19/43		10	9,465

			273,156

Total Corporate Bonds — 43.3% (Cost: $83,996,047)			83,510,865

Security		Par (000)		Value

Equity-linked Notes — 3.6%

Aerospace & Defense — 0.0%
Canadian Imperial Bank of Commerce (Lockheed Martin Corp.), 8.45%, 04/24/18	USD	—	(e)	$74,537
Citigroup, Inc. (General Dynamics Corp.), 14.53%, 04/24/18(b)		—	(e)	74,230

				148,767
Air Freight & Logistics — 0.2%
BNP Paribas SA (CH Robinson Worldwide, Inc.), 15.68%, 04/23/18		1		99,980
Merrill Lynch International & Co. (FedEx Corp.), 10.07%, 05/03/18		—	(e)	101,560

				201,540
Airlines — 0.0%
Citigroup, Inc. (Delta Air Lines, Inc.), 13.00%, 04/11/18(b)		1		73,686

Auto Components — 0.0%
Societe Generale SA (Lear Corp.):
20.50%, 04/20/18		—	(e)	41,216
18.61%, 04/23/18		—	(e)	41,208

				82,424
Banks — 0.2%
BNP Paribas SA (Citigroup, Inc.), 11.00%, 04/13/18(b)		1		44,945
Canadian Imperial Bank of Commerce (First Republic Bank), 10.27%, 04/10/18		1		51,147
Canadian Imperial Bank of Commerce (JPMorgan Chase & Co.), 12.53%, 04/13/18		—	(e)	48,639
Goldman Sachs International (Bank of America Corp.), 13.90%, 04/13/18		2		47,984
Royal Bank of Canada (Royal Bank of Canada):
8.54%, 05/02/18(b)		1		100,305
14.94%, 05/08/18		1		99,129

				392,149
Beverages — 0.1%
Nomura Bank International plc (Molson Coors Brewing Co.), 10.26%, 05/02/18		1		99,886

Biotechnology — 0.3%
Royal Bank of Canada (Biogen, Inc.), 7.95%, 04/19/18(b)		—	(e)	96,388
Royal Bank of Canada (Celgene Corp.), 15.89%, 04/24/18(b)		1		97,734
Societe Generale SA (Vertex Pharmaceuticals, Inc.), 16.29%, 04/13/18		—	(e)	77,320

				271,442
Building Products — 0.0%
Credit Suisse AG (Fortune Brands Home & Security, Inc.), 12.55%, 04/20/18		1		47,447

Capital Markets — 0.0%
JP Morgan Structured Products BV (Intercontinental Exchange, Inc.), 12.28%, 04/30/18(b)		1		74,444
Toronto-Dominion Bank (The) (Morgan Stanley), 16.23%, 04/13/18		1		72,312

				146,756
Commercial Services & Supplies — 0.0%
BNP Paribas SA (Waste Management, Inc.), 10.36%, 04/23/18		1		73,084

10

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Communications Equipment — 0.0%
BNP Paribas SA (Cisco Systems, Inc.), 7.27%, 04/04/18(b)	USD	1		$48,985

Consumer Finance — 0.0%
Citigroup, Inc. (Synchrony Financial), 14.53%, 04/24/18(b)		2		68,586
Credit Suisse AG (Discover Financial Services), 9.60%, 04/24/18		1		69,476

				138,062
Diversified Financial Services — 0.1%
Citigroup, Inc. (Voya Financial, Inc.), 14.59%, 05/02/18		2		100,340

Diversified Telecommunication Services — 0.0%
Credit Suisse AG (Vivendi SA), 24.20%, 05/04/18	EUR	3		73,241
Nomura Bank International plc (Telekom Malaysia Bhd.), 19.04%, 04/23/18	USD	2		73,275
Toronto-Dominion Bank (The) (Verizon Communications, Inc.), 18.87%, 04/23/18		2		73,822

				220,338
Equity Real Estate Investment Trusts (REITs) — 0.0%
Credit Suisse AG (Equinix, Inc.), 14.10%, 04/04/18		—	(e)	51,475
Royal Bank of Canada (Crown Castle International Corp.)(b):
21.59%, 04/19/18		—	(e)	49,495
19.46%, 04/23/18		—	(e)	49,512

				150,482
Food Products — 0.1%
Societe Generale SA (Mondelez International, Inc.), 12.70%, 04/30/18		2		71,628
Societe Generale SA (Tyson Foods, Inc.), 11.76%, 04/27/18		1		74,840

				146,468
Health Care Equipment & Supplies — 0.1%
Canadian Imperial Bank of Commerce (Abbott Laboratories), 10.88%, 04/17/18		1		74,334
Merrill Lynch International & Co. (Boston Scientific Corp.), 10.82%, 04/23/18		3		77,442

				151,776
Health Care Providers & Services — 0.2%
BNP Paribas SA (Humana, Inc.), 13.12%, 05/01/18		—	(e)	73,698
Canadian Imperial Bank of Commerce (UnitedHealth Group, Inc.), 11.65%, 04/13/18		—	(e)	47,312
Merrill Lynch International & Co. (Cigna Corp.), 14.91%, 05/03/18		1		100,981
Royal Bank of Canada (Anthem, Inc.):
8.80%, 04/23/18—04/24/18(b)		—	(e)	96,632
Societe Generale SA (Comcast Corp.), 22.49%, 04/20/18		1		87,057
Societe Generale SA (McKesson Corp.), 12.55%, 05/03/18		—	(e)	70,475

				476,155
Hotels, Restaurants & Leisure — 0.1%
BNP Paribas SA (Hilton Worldwide Holdings, Inc.), 13.83%, 04/30/18		1		97,303
BNP Paribas SA (Marriott International, Inc.), 11.35%, 04/03/18(b)		—	(e)	48,189
Nomura Bank International plc (Las Vegas Sands Corp.):
24.03%, 04/23/18		1		49,561
23.84%, 04/24/18		1		49,595

Security		Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Nomura Bank International plc (Raytheon Co.):
16.19%, 04/23/18	USD	—	(e)	$51,110
16.15%, 04/24/18		—	(e)	51,111
Royal Bank of Canada (Royal Caribbean Cruises Ltd.)(b):
10.18%, 04/23/18		—	(e)	47,519
10.33%, 04/24/18		—	(e)	47,559

				441,947
Household Durables — 0.0%
Nomura Bank International plc (DR Horton, Inc.):
18.35%, 04/23/18		1		49,644
18.44%, 04/24/18		1		49,672
Royal Bank of Canada (Lennar Corp.)(b):
9.41%, 04/05/18		1		64,920
9.39%, 04/06/18		1		64,966

				229,202
Household Products — 0.0%
Societe Generale SA (Colgate-Palmolive Co.):
13.01%, 04/24/18		1		42,852
12.28%, 04/25/18		1		42,783

				85,635
Industrial Conglomerates — 0.0%
Goldman Sachs International (Honeywell International, Inc.), 8.52%, 04/18/18		—	(e)	71,550

Internet Software & Services — 0.0%
BNP Paribas SA (eBay, Inc.), 11.91%, 04/13/18		2		71,528
Royal Bank of Canada (Alphabet, Inc.), 8.29%, 04/23/18(b)		—	(e)	73,732
Royal Bank of Canada (Facebook, Inc.), 10.83%, 04/30/18(b)		—	(e)	66,501

				211,761
IT Services — 0.2%
Goldman Sachs International (Cognizant Technology Solutions Corp.), 10.14%, 05/01/18		1		81,699
Goldman Sachs International (Visa, Inc.), 9.10%, 04/17/18		1		82,324
Toronto-Dominion Bank (The) (International Business Machines Corp.), 12.03%, 04/09/18		—	(e)	73,861

				237,884
Machinery — 0.3%
BNP Paribas SA (Parker-Hannifin Corp.), 12.70%, 05/01/18		1		96,223
Merrill Lynch International & Co. (Cummins, Inc.), 16.11%, 05/01/18		1		101,632
Nomura Bank International plc (Caterpillar, Inc.), 22.54%, 04/19/18		1		97,326

				295,181
Media — 0.1%
Credit Suisse AG (Comcast Corp.), 16.00%, 04/24/18		2		69,772
Deutsche Bank AG (Time Warner, Inc.), 12.25%, 04/30/18		1		74,793
Goldman Sachs International (Charter Communications, Inc.), 12.61%, 04/30/18		—	(e)	64,602

				209,167
Multiline Retail — 0.2%
Canadian Imperial Bank of Commerce (Target Corp.), 13.13%, 05/03/18		1		99,850

11

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Multiline Retail (continued)
Societe Generale SA (Dollar Tree, Inc.), 13.50%, 05/18/18	USD	1		$75,724

				175,574
Multi-Utilities — 0.1%
Credit Suisse AG (DTE Energy Co.), 8.60%, 05/04/18	EUR	5		75,144

Oil, Gas & Consumable Fuels — 0.2%
Credit Suisse AG (Royal Dutch Shell plc), 5.70%, 04/25/18	GBP	2		75,257
Merrill Lynch International & Co. (Chevron Corp.), 14.81%, 04/23/18	USD	1		75,737

				150,994
Pharmaceuticals — 0.3%
Credit Suisse AG (Merck & Co, Inc.), 13.00%, 04/04/18		1		49,278
HSBC Bank plc (Zoetis, Inc.), 7.69%, 04/03/18		1		53,149
JP Morgan Structured Products BV (Perrigo Co. plc)(b):
17.55%, 05/25/18		—	(e)	37,053
17.60%, 05/29/18		—	(e)	37,033
Merrill Lynch International & Co. (Bristol-Myers Squibb Co.), 15.27%, 04/23/18		1		78,230
Royal Bank of Canada (Allergan plc), 12.81%, 04/30/18(b)		—	(e)	77,475
Societe Generale SA (Pfizer, Inc.), 8.84%, 04/27/18		2		83,391

				415,609
Road & Rail — 0.2%
Credit Suisse AG (CSX Corp.), 9.85%, 04/16/18		1		75,270
Credit Suisse AG (Union Pacific Corp.), 10.40%, 04/24/18		1		73,939
Goldman Sachs International (Kansas City Southern):
17.66%, 04/19/18		—	(e)	42,072
17.50%, 04/20/18		—	(e)	42,061
Toronto-Dominion Bank (The) (Landstar System, Inc.), 14.75%, 04/24/18		1		98,297

				331,639
Semiconductors & Semiconductor Equipment — 0.0%
BNP Paribas SA (Applied Materials, Inc.), 17.50%, 04/04/18(b)		1		52,807

Software — 0.2%
Credit Suisse AG (SAP SE), 9.00%, 04/19/18	EUR	1		72,375
Goldman Sachs International (Symantec Corp.), 13.93%, 04/30/18	USD	3		72,855
Nomura Bank International plc (Microsoft Corp.), 14.83%, 04/23/18		1		75,823
Societe Generale SA (ServiceNow, Inc.), 16.14%, 04/23/18(b)		1		79,096

				300,149
Specialty Retail — 0.1%
Canadian Imperial Bank of Commerce (Home Depot, Inc. (The)), 12.77%, 05/08/18		—	(e)	74,533
Societe Generale SA (Burlington Stores, Inc.), 15.27%, 05/18/18		1		76,753

				151,286
Technology Hardware, Storage & Peripherals — 0.1%
BNP Paribas SA (Seagate Technology plc), 30.45%, 04/23/18		2		99,485
Societe Generale SA (Western Digital Corp.), 20.91%, 04/25/18		1		68,978

				168,463

Security		Par (000)		Value
Textiles, Apparel & Luxury Goods — 0.1%
Deutsche Bank AG (Kering SA), 8.65%, 05/04/18	EUR	—	(e)	$74,656

Tobacco — 0.0%
Citigroup, Inc. (Philip Morris International, Inc.), 13.41%, 04/27/18(b)		1		74,146

Trading Companies & Distributors — 0.1%
Canadian Imperial Bank of Commerce (WW Grainger, Inc.), 12.88%, 04/17/18		—	(e)	75,546
Citigroup, Inc. (United Rentals, Inc.)(b):
20.53%, 04/17/18		—	(e)	47,118
12.60%, 04/18/18		—	(e)	69,424
20.87%, 04/18/18		—	(e)	47,146

				239,234
Total Equity-linked Notes — 3.6% (Cost: $7,120,690)				6,961,815

		Shares
Investment Companies — 44.0%
AllianceBernstein Global High Income Fund, Inc.		56,703		674,199

BlackRock Allocation Target Shares: Series A Portfolio(g)		1,081,153		10,962,892

BlackRock Funds II — Floating Rate Income Portfolio, Class K(g)		3,124,652		31,840,199

iShares 0-5 Year High Yield Corporate Bond ETF(g)		340,669		15,939,902

iShares 1-3 Year Credit Bond ETF(g)		51,076		5,301,689

iShares Core High Dividend ETF(g)		40,648		3,433,943

iShares Floating Rate Bond ETF(g)		259,178		13,199,936

iShares International Select Dividend ETF(g)		34,638		1,143,400

WisdomTree International Equity Fund		41,766		2,291,283

Total Investment Companies — 44.0% (Cost: $84,708,423)				84,787,443

		Par (000)
Non-Agency Mortgage-Backed Securities — 0.1%

Collateralized Mortgage Obligations — 0.1%
CVS Pass-Through Trust, 8.35%, 07/10/31(b)		79		96,843

Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost: $96,496)				96,843

Preferred Securities — 1.6%

Capital Trusts — 1.1%
Banks — 0.3%(a)(c)
Bank of America Corp.:
Series X, 6.25%		100		106,010
Series FF, 5.87%		75		75,473
Citigroup, Inc.:
5.90%		10		10,312
Series P, 5.95%		149		153,172
JPMorgan Chase & Co., Series Q, 5.15%		50		49,955
M&T Bank Corp., Series F, 5.13%		50		49,875
SunTrust Banks, Inc.:
Series G, 5.05%		150		149,063
Series H, 5.13%		75		71,861

				665,721

12

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets — 0.2%(a)(c)
Goldman Sachs Group, Inc. (The):
Series M, 5.38%	USD	60	$61,595
Series P, 5.00%		200	194,500

			256,095
Consumer Finance — 0.2%(a)(c)
Discover Financial Services, Series C, 5.50%		100	97,750
General Motors Financial Co., Inc., Series A, 5.75%		210	206,325

			304,075
Insurance — 0.0%
Progressive Corp. (The), Series B, 5.37%(a)(c)		40	40,450

Media — 0.2%
NBCUniversal Enterprise, Inc., 5.25%(b)(c)		353	366,238

Oil, Gas & Consumable Fuels — 0.2%(a)(c)
Andeavor Logistics LP, Series A, 6.87%		200	200,925
EnLink Midstream Partners LP, Series C, 6.00%		50	46,625
Plains All American Pipeline LP, Series B, 6.13%		185	178,525

			426,075
Total Capital Trusts — 1.1% (Cost: $2,064,076)			2,058,654

		Shares
Preferred Stocks — 0.3%(a)(c)
Banks — 0.1%
KeyCorp, Series E, 6.13%		8,000	225,760

Capital Markets — 0.2%
Morgan Stanley, Series K, 5.85%		15,000	391,350

Consumer Finance — 0.0%
SLM Corp., Series B, 3.82%		500	34,830

Total Preferred Stocks — 0.3% (Cost: $620,639)			651,940

Security	Shares	Value
Trust Preferreds — 0.2%(a)
Capital Markets — 0.1%
State Street Corp., 3.12%, 06/15/47	263,000	$238,041
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 4.64%, 12/21/65(b)	100,000	97,500
Total Trust Preferreds — 0.2% (Cost: $320,275)		335,541

Total Preferred Securities — 1.6% (Cost: $3,004,990)		3,046,135

Total Long-Term Investments — 96.3% (Cost: $186,131,959)		185,629,877

Money Market Funds — 3.5%(f)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(g)	6,676,706	6,676,707
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.49%	135,196	135,196

Total Money Market Funds — 3.5% (Cost: $6,811,903)		6,811,903

Total Short-Term Securities — 3.5% (Cost: $6,811,903)		6,811,903

Total Investments — 99.8% (Cost: $192,943,862)		192,441,780

Other Assets Less Liabilities — 0.2%		322,945

Net Assets — 100.0%		$192,764,725

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Perpetual security with no stated maturity date.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Amount is less than $500.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

13

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Income Fund

Affiliate	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,000,573	2,676,134	(b)	—	6,676,707	$6,676,707	$22,387		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	—		—	—	—	819	(c)	(125)	—
BlackRock Allocation Target Shares: Series A Portfolio	1,081,153	—		—	1,081,153	10,962,892	135,557		—	(43,246)
BlackRock Floating Rate Income Portfolio, Class K	3,091,209	33,443		—	3,124,652	31,840,199	352,596		—	30,127
iShares 0-5 Year High Yield Corporate Bond ETF	340,669	—		—	340,669	15,939,902	139,913		—	(115,828)
iShares 1-3 Year Credit Bond ETF	24,638	26,438		—	51,076	5,301,689	16,065		—	(36,071)
iShares Core High Dividend ETF	40,648	—		—	40,648	3,433,943	32,462		—	(230,068)
iShares Floating Rate Bond ETF	259,178	—		—	259,178	13,199,936	38,285		—	28,510
iShares International Select Dividend ETF	34,638	—		—	34,638	1,143,400	10,400		—	(27,018)

						$88,498,668	$748,484		$(125)	$(393,594)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered rate

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 2 Year Note	49	06/29/18	$10,418	$3,395

Short Contracts
S&P 500 E-Mini Index	8	06/15/18	1,057	(17,081)
EUR Currency	4	06/18/18	618	2,128
U.S. Treasury 10 Year Note	108	06/20/18	13,083	(132,007)
U.S. Treasury 10 Year Ultra Note	37	06/20/18	4,805	(66,869)
U.S. Treasury Long Bond	46	06/20/18	6,745	(199,169)
U.S. Treasury Ultra Bond	38	06/20/18	6,098	(177,554)
U.S. Treasury 5 Year Note	28	06/29/18	3,205	(15,478)

				(606,030)

				$(602,635)

14

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Income Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pitney Bowes, Inc.	1.00%	Quarterly	Credit Suisse International	03/20/19	USD 750	$(5,192)	$1,046	$(6,238)
Time Warner, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	USD 225	(5,086)	(1,821)	(3,265)
Western Union Co. (The)	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/21	USD 100	(767)	351	(1,118)

						$(11,045)	$(424)	$(10,621)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Tower Corp.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/21	BBB-	USD 475	$(3,102)	$(11,995)	$8,893

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$7,226,776	$—	$7,226,776
Corporate Bonds(a)	—	83,510,865	—	83,510,865
Equity-linked Notes(a)	—	6,961,815	—	6,961,815
Investment Companies	84,787,443	—	—	84,787,443
Non-Agency Mortgage-Backed Securities	—	96,843	—	96,843
Preferred Securities:
Banks	225,760	665,721	—	891,481
Capital Markets	391,350	494,136	—	885,486
Commercial Services & Supplies	—	97,500	—	97,500
Consumer Finance	34,830	304,075	—	338,905
Insurance	—	40,450	—	40,450
Media	—	366,238	—	366,238
Oil, Gas & Consumable Fuels	—	426,075	—	426,075
Short-Term Securities	6,811,903	—	—	6,811,903

Total Investments	$92,251,286	$100,190,494	$—	$192,441,780

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$8,893	$—	$8,893
Foreign currency exchange contracts	2,128	—	—	2,128
Interest rate contracts	3,395	—	—	3,395
Liabilities:
Credit contracts	—	(10,621)	—	(10,621)
Equity contracts	(17,081)	—	—	(17,081)
Interest rate contracts	(591,077)	—	—	(591,077)

	$(602,635)	$(1,728)	$—	$(604,363)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

During the period ended March 31, 2018, there were no transfers between Level 1 and Level 2.

15

Consolidated Schedule of Investments (unaudited) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 13.3%

Brazil — 0.0%
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21	USD	7,850	$7,653,750

Cayman Islands — 6.5%(a)
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, 2.82%, 07/15/26(b)		6,890	6,908,108
AIMCO CLO, Series 2014-AA, Class DR, 4.99%, 07/20/26(b)		755	755,232
Allegro CLO II Ltd.(b):
Series 2014-1A, Class CR, 5.59%, 01/21/27		3,700	3,703,842
Series 2014-1A, Class D, 7.54%, 01/21/27		970	970,373
Allegro CLO IV Ltd., Series 2016-1A, Class D, 5.57%, 01/15/29(b)		750	760,537
Allegro CLO V Ltd., Series 2017-1A, Class A, 2.61%, 10/16/30(b)		2,300	2,311,176
Allegro CLO VI Ltd., Series 2017-2A, Class A, 2.86%, 01/17/31(b)		7,560	7,586,988
ALM V Ltd.(b):
Series 2012-5A, Class A1R3, 2.64%, 10/18/27		6,420	6,423,805
Series 2012-5A, Class BR3, 3.38%, 10/18/27		1,310	1,310,819
ALM VI Ltd.(b):
Series 2012-6A, Class A2RR, 3.32%, 07/15/26		2,864	2,865,782
Series 2012-6A, Class CRR, 4.92%, 07/15/26		5,965	5,968,149
Series 2012-6A, Class DRR, 7.17%, 07/15/26		3,100	3,105,967
ALM VII Ltd.(b):
Series 2012-7A, Class A1R, 3.20%, 10/15/28		12,430	12,566,710
Series 2012-7A, Class SUB, 0.00%, 10/15/28		17,700	10,366,660
ALM XII Ltd.(b):
Series 2015-12A, Class A1R, 2.77%, 04/16/27		21,640	21,656,278
Series 2015-12A, Class BR, 3.77%, 04/16/27		4,957	4,960,364
Series 2015-12A, Class C1R, 4.92%, 04/16/27		4,100	4,102,074
Series 2015-12A, Class C2R, 4.92%, 04/16/27		1,540	1,540,779
ALM XVI Ltd.(b):
Series 2015-16A, Class BR, 3.77%, 07/15/27		2,480	2,481,365
Series 2015-16A, Class C2R, 4.92%, 07/15/27		7,500	7,504,147
Series 2015-16A, Class D, 7.07%, 07/15/27		1,160	1,163,578
ALM XVIII Ltd., Series 2016-18A, Class D, 9.32%, 07/15/27(b)		975	986,449
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 6.26%, 12/09/26(b)		2,620	2,664,868
AMMC CLO 18 Ltd.(b):
Series 2016-18A, Class D, 6.94%, 05/26/28		1,550	1,560,007
Series 2016-18A, Class E1, 8.61%, 05/26/28		625	627,924
AMMC CLO 19 Ltd., Series 2016-19A, Class C, 4.52%, 10/15/28(b)		890	897,319
AMMC CLO 20 Ltd., Series 2017-20A, Class E, 7.54%, 04/17/29(b)		750	753,380
AMMC CLO 21 Ltd., Series 2017-21A, Class A, 3.03%, 11/02/30(b)		1,720	1,728,521
AMMC CLO XII Ltd., Series 2013-12A, Class AR, 3.01%, 11/10/30(b)		1,675	1,682,170
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, 3.00%, 07/24/29(b)		2,500	2,513,509
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, 3.00%, 07/25/29(b)		7,205	7,243,117
Anchorage Capital CLO 1-R Ltd.(b):
Series 2018-1RA, Class A1, 3.33%, 04/13/31		17,730	17,711,884
Series 2018-1RA, Class SUB, 0.00%, 04/13/31		4,440	4,195,800
Anchorage Capital CLO 3-R Ltd.(b):
Series 2014-3RA, Class A, 2.81%, 01/28/31		2,950	2,955,541
Series 2014-3RA, Class B, 3.26%, 01/28/31		2,980	2,980,576

Security		Par (000)	Value
Cayman Islands (continued)
Series 2014-3RA, Class C, 3.61%, 01/28/31	USD	2,375	$2,371,220
Series 2014-3RA, Class D, 4.36%, 01/28/31		5,300	5,308,178
Series 2014-3RA, Class E, 7.26%, 01/28/31		4,750	4,749,685
Anchorage Capital CLO 4-R Ltd.(b):
Series 2014-4RA, Class A, 2.81%, 01/28/31		4,690	4,698,821
Series 2014-4RA, Class C, 3.61%, 01/28/31		5,170	5,173,522
Series 2014-4RA, Class D, 4.36%, 01/28/31		6,000	6,009,247
Anchorage Capital CLO 5-R Ltd.(b):
Series 2014-5RA, Class B, 3.17%, 01/15/30		15,535	15,554,409
Series 2014-5RA, Class C, 3.57%, 01/15/30		2,960	2,966,931
Series 2014-5RA, Class E, 7.12%, 01/15/30		4,880	4,879,734
Anchorage Capital CLO 6 Ltd.(b):
Series 2015-6A, Class AR, 2.99%, 07/15/30		5,250	5,278,093
Series 2015-6A, Class DR, 5.27%, 07/15/30		2,660	2,700,898
Series 2015-6A, Class ER, 8.07%, 07/15/30		2,250	2,285,089
Series 2015-6A, Class SUB2, 0.00%, 07/15/30		2,220	1,455,197
Anchorage Capital CLO 7 Ltd.(b):
Series 2015-7A, Class AR, 2.68%, 10/15/27		39,870	39,886,809
Series 2015-7A, Class B1R, 3.02%, 10/15/27		1,500	1,500,724
Series 2015-7A, Class CR, 3.42%, 10/15/27		3,797	3,798,302
Series 2015-7A, Class DR, 4.42%, 10/15/27		2,125	2,126,070
Series 2015-7A, Class ER, 7.32%, 10/15/27		2,250	2,252,136
Anchorage Capital CLO 8 Ltd.(b):
Series 2016-8A, Class D, 5.96%, 07/28/28		2,100	2,110,479
Series 2016-8A, Class E, 8.26%, 07/28/28		4,230	4,280,121
Anchorage Capital CLO 9 Ltd.(b):
Series 2016-9A, Class D, 5.72%, 01/15/29		1,860	1,888,500
Series 2016-9A, Class E, 8.97%, 01/15/29		1,910	1,959,613
Anchorage Capital CLO Ltd.(b):
Series 2012-1A, Class DR, 8.97%, 01/13/27		750	750,405
Series 2013-1A, Class A1R, 2.97%, 10/13/30		2,910	2,924,179
Series 2013-1A, Class BR, 3.87%, 10/13/30		1,160	1,172,004
Series 2013-1A, Class CR, 4.92%, 10/13/30		1,333	1,347,082
Series 2013-1A, Class DR, 8.52%, 10/13/30		3,210	3,271,029
Annisa CLO Ltd., Series 2016-2A, Class E, 8.99%, 07/20/28(b)		250	253,207
Apidos CLO XII, Series 2013-12A, Class AR, 3.12%, 04/15/31(b)		79,944	80,188,149
Apidos CLO XV(b):
Series 2013-15A, Class A1R, 2.84%, 10/20/25		3,723	3,724,669
Series 2013-15A, Class A1RR, 1.00%, 04/20/31		4,630	4,627,407
Series 2013-15A, Class D, 6.49%, 10/20/25		3,880	3,882,296
Series 2013-15A, Class ERR, 0.00%, 04/20/31		3,880	3,840,424
Apidos CLO XVI, Series 2013-16A, Class CR, 4.74%, 01/19/25(b)		2,775	2,777,290
Apidos CLO XVII, Series 2014-17A, Class A1R, 3.04%, 04/17/26(b)		4,755	4,760,922
Apidos CLO XVIII(b):
Series 2014-18A, Class A1R, 2.86%, 07/22/26		3,590	3,591,882
Series 2014-18A, Class CR, 4.99%, 07/22/26		2,900	2,900,010
Series 2014-18A, Class D, 6.94%, 07/22/26		7,055	7,045,241
Apidos CLO XX, Series 2015-20A, Class A1R, 3.05%, 01/16/27(b)		1,000	999,787
Apidos CLO XXI, Series 2015-21A, Class C, 5.28%, 07/18/27(b)		500	501,514
Apidos CLO XXII, Series 2015-22A, Class D, 7.74%, 10/20/27(b)		2,870	2,917,730
Apidos CLO XXIII, Series 2015-23A, Class D2, 7.67%, 01/15/27(b)		3,752	3,753,394
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, 2.77%, 12/15/27(b)		9,740	9,711,028

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Arbor Realty Commercial Real Estate Notes Ltd.(b):
Series 2016-FL1A, Class A, 3.48%, 09/15/26	USD	11,470	$11,661,117
Series 2017-FL2, Class A, 2.77%, 08/15/27		4,410	4,408,328
Ares XL CLO Ltd.(b):
Series 2016-40A, Class C, 5.42%, 10/15/27		3,060	3,096,274
Series 2016-40A, Class D, 8.32%, 10/15/27		1,470	1,498,061
Ares XLI CLO Ltd., Series 2016-41A, Class D, 5.92%, 01/15/29(b)		1,400	1,435,096
Ares XLIII CLO Ltd., Series 2017-43A, Class E, 8.19%, 10/15/29(b)		3,380	3,465,213
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 4.98%, 10/17/24(b)		1,300	1,300,921
Ares XXXII CLO Ltd.(b):
Series 2014-32A, Class BR, 4.09%, 11/15/25		1,245	1,245,203
Series 2014-32A, Class CR, 5.29%, 11/15/25		3,485	3,485,440
Series 2014-32A, Class D, 7.54%, 11/15/25		1,540	1,540,129
Ares XXXIII CLO Ltd.(b):
Series 2015-1A, Class A2R, 3.97%, 12/05/25		1,370	1,379,889
Series 2015-1A, Class B2R, 4.82%, 12/05/25		750	757,411
Series 2015-1A, Class CR, 6.22%, 12/05/25		4,175	4,278,331
Series 2015-1A, Class D, 8.25%, 12/05/25		3,200	3,291,590
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.98%, 07/18/28(b)		2,910	3,007,406
Ares XXXVII CLO Ltd.(b):
Series 2015-4A, Class A1R, 2.89%, 10/15/30		1,500	1,507,537
Series 2015-4A, Class CR, 4.37%, 10/15/30		5,005	5,012,505
Series 2015-4A, Class DR, 7.87%, 10/15/30		8,355	8,414,904
Atlas Senior Loan Fund IV Ltd.(b):
Series 2013-2A, Class A2LR, 3.29%, 02/17/26		2,750	2,754,685
Series 2013-2A, Class A3LR, 3.79%, 02/17/26		2,400	2,405,410
Atlas Senior Loan Fund Ltd., Series 2017-8A, Class E, 7.26%, 01/16/30(b)		1,660	1,658,640
Atrium IX, Series 9A, Class AR, 3.22%, 05/28/30(b)		5,350	5,375,763
Atrium VIII(b):
Series 8A, Class DR, 5.74%, 10/23/24		12,615	12,789,960
Series 8A, Class ER, 8.99%, 10/23/24		3,890	3,981,417
Series 8A, Class SUB, 0.00%, 10/23/24		13,300	9,622,949
Atrium X(b):
Series 10A, Class B1R, 3.17%, 07/16/25		5,570	5,571,103
Series 10A, Class CR, 3.67%, 07/16/25		3,960	3,963,768
Series 10A, Class DR, 4.72%, 07/16/25		1,670	1,669,697
Series 10A, Class E, 6.22%, 07/16/25		1,000	1,000,557
Atrium XI, Series 11A, Class A1R, 2.88%, 10/23/25(b)		1,730	1,732,269
Atrium XII, Series 12A, Class CR, 3.39%, 04/22/27(b)		3,865	3,868,067
Avery Point V CLO Ltd.(b):
Series 2014-5A, Class AR, 2.71%, 07/17/26		7,090	7,089,896
Series 2014-5A, Class BR, 3.23%, 07/17/26		1,730	1,731,228
Avery Point VII CLO Ltd., Series 2015-7A, Class A1, 3.22%, 01/15/28(b)		13,670	13,735,215
Babson CLO Ltd.(b):
Series 2014-3A, Class AR, 3.04%, 01/15/26		2,210	2,210,819
Series 2015-2A, Class AR, 2.93%, 10/20/30		3,750	3,770,283
Series 2015-IA, Class AR, 2.72%, 01/20/31(c)		3,140	3,139,686
Series 2015-IA, Class BR, 3.13%, 01/20/31		2,990	2,991,169
Series 2016-1A, Class E, 8.29%, 04/23/27		2,440	2,444,172
Series 2016-2A, Class E, 8.64%, 07/20/28		2,210	2,257,236
Ballyrock CLO LLC, Series 2014-1A, Class CR, 5.39%, 10/20/26(b)		7,920	7,921,629
Battalion CLO VII Ltd., Series 2014-7A, Class C, 5.63%, 10/17/26(b)		1,250	1,253,039
Battalion CLO X Ltd.(b):
Series 2016-10A, Class C, 5.99%, 01/24/29		1,000	1,016,126
Series 2016-10A, Class D, 8.74%, 01/24/29		1,250	1,272,115

Security		Par (000)	Value
Cayman Islands (continued)
Battalion CLO XI Ltd., Series 2017-11A, Class E, 7.72%, 10/24/29(b)	USD	4,790	$4,818,546
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, 5.42%, 07/15/29(b)		1,500	1,524,963
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, 3.23%, 01/20/29(b)		16,065	16,151,679
Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class E, 8.41%, 07/20/28(b)		500	505,513
Benefit Street Partners CLO VI Ltd.(b):
Series 2015-VIA, Class A1R, 2.97%, 10/18/29		19,287	19,377,904
Series 2015-VIA, Class A2R, 3.45%, 10/18/29		3,868	3,893,255
Series 2015-VIA, Class BR, 4.13%, 10/18/29		2,750	2,777,610
Series 2015-VIA, Class CR, 5.18%, 10/18/29		2,640	2,655,121
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class D, 7.08%, 07/18/27(b)		7,930	7,954,405
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, 2.82%, 01/20/31(b)		3,140	3,145,184
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, 7.76%, 10/15/30(b)		1,055	1,069,069
Betony CLO Ltd.(b):
Series 2015-1A, Class CR, 4.57%, 04/15/27		2,150	2,154,527
Series 2015-1A, Class D, 5.32%, 04/15/27		2,040	2,043,908
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 5.17%, 07/15/26(b)		970	970,032
BlueMountain CLO Ltd.(b):
Series 2012-2A, Class DR, 6.03%, 11/20/28		1,170	1,190,129
Series 2013-2A, Class A1R, 2.92%, 10/22/30		9,070	9,117,654
Series 2013-3A, Class B1R, 3.16%, 10/29/25		1,550	1,552,149
Series 2013-3A, Class CR, 3.66%, 10/29/25		6,635	6,646,891
Series 2014-2A, Class AR, 2.67%, 07/20/26		2,760	2,760,472
Series 2014-3A, Class D, 6.82%, 10/15/26		5,357	5,379,003
Series 2014-4A, Class A1R, 3.33%, 11/30/26		2,910	2,909,928
Series 2014-4A, Class E, 7.28%, 11/30/26		2,345	2,352,812
Series 2015-1A, Class C, 5.47%, 04/13/27		1,670	1,674,019
Series 2015-1A, Class D, 7.17%, 04/13/27		3,611	3,617,329
Series 2015-3A, Class A1R, 3.34%, 04/20/31		1,470	1,470,000
Series 2015-4A, Class D2, 5.79%, 01/20/27		970	972,304
Series 2016-2A, Class D, 8.88%, 08/20/28		750	759,964
Series 2016-3A, Class E, 8.69%, 11/15/27		750	761,237
Bristol Park CLO Ltd., Series 2016-1A, Class E, 8.97%, 04/15/29(b)		750	773,832
BSPRT Issuer Ltd.(b):
Series 2017-FL1, Class A, 3.13%, 06/15/27		10,070	10,113,675
Series 2018-FL3, Class A, 2.95%, 03/15/28		12,260	12,260,000
Burnham Park CLO Ltd., Series 2016-1A, Class E, 8.59%, 10/20/29(b)		750	765,855
Canyon Capital CLO Ltd.(b):
Series 2012-1A, Class DR, 5.82%, 01/15/26		1,920	1,923,518
Series 2016-1A, Class E, 9.22%, 04/15/28		750	759,059
Series 2016-2A, Class E, 8.47%, 10/15/28		4,070	4,130,796
Carlyle Global Market Strategies CLO Ltd.(b):
Series 2014-1A, Class CR, 4.48%, 04/17/25		2,340	2,342,903
Series 2014-3A, Class C1R, 5.03%, 07/27/26		750	750,652
Series 2014-3A, Class D1, 6.86%, 07/27/26		5,382	5,408,676
Series 2015-1A, Class CR, 3.74%, 04/20/27		3,090	3,092,731
Series 2015-1A, Class DR, 4.74%, 04/20/27		2,475	2,474,671
Series 2015-1A, Class E1, 7.04%, 04/20/27		2,265	2,277,909
Series 2015-4A, Class D, 7.84%, 10/20/27		1,330	1,352,456
Series 2015-4A, Class SBB1, 10.24%, 10/20/27(c)		1,882	1,900,501
Series 2016-1A, Class D, 9.34%, 04/20/27		2,750	2,755,474
Series 2016-3A, Class D, 8.74%, 10/20/29		750	766,483

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Carlyle US CLO Ltd., Series 2017-4A, Class A1, 2.67%, 01/15/30(b)	USD	4,750	$4,778,257
CBAM Ltd.(b):
Series 2017-1A, Class A1, 2.99%, 07/20/30		6,700	6,771,658
Series 2017-2A, Class B1, 3.14%, 10/17/29		2,595	2,604,377
Series 2017-3A, Class A, 2.60%, 10/17/29		3,450	3,470,422
Series 2017-3A, Class B1, 3.07%, 10/17/29		450	453,344
Series 2017-3A, Class E1, 7.87%, 10/17/29		1,530	1,550,149
Cedar Funding IX CLO Ltd.(b):
Series 2018-9A, Class A1, 0.00%, 04/20/31		18,890	18,890,000
Series 2018-9A, Class E, 0.00%, 04/20/31		1,670	1,670,000
Cedar Funding VIII CLO Ltd.(b):
Series 2017-8A, Class A1, 2.98%, 10/17/30		30,739	30,967,566
Series 2017-8A, Class B, 3.43%, 10/17/30		1,920	1,933,087
Series 2017-8A, Class C, 3.98%, 10/17/30		4,665	4,683,461
Series 2017-8A, Class D, 4.98%, 10/17/30		3,695	3,722,928
Cent CLO 24 Ltd., Series 2015-24A, Class D2, 8.50%, 10/15/26(b)		1,088	1,097,640
CIFC Funding Ltd.:
Series 2013-1A, Class A2R, 3.47%, 07/16/30(b)		500	503,538
Series 2013-2A, Class A1LR, 2.94%, 10/18/30(b)		7,500	7,535,133
Series 2013-2A, Class B1LR, 4.78%, 10/18/30(b)		773	778,861
Series 2013-4A, Class DR, 5.31%, 11/27/24(b)		1,560	1,561,913
Series 2014-1A, Class A1R2, 2.89%, 01/18/31(b)		7,200	7,227,238
Series 2014-2A, Class A1LR, 3.14%, 05/24/26(b)		5,000	5,004,635
Series 2014-2A, Class B1L, 5.44%, 05/24/26(b)		10,005	10,023,798
Series 2014-3A, Class B1R, 3.24%, 07/22/26(b)		970	971,319
Series 2014-3A, Class C1R, 3.64%, 07/22/26(b)		3,137	3,138,714
Series 2014-4A, Class D, 5.13%, 10/17/26(b)		3,755	3,759,640
Series 2014-5A, Class CR, 4.43%, 01/17/27(b)		970	970,834
Series 2014-5A, Class E2, 7.98%, 01/17/27(b)		1,250	1,251,358
Series 2014-V, 3.13%, 01/17/27		19,190	19,196,958
Series 2015-1A, Class ARR, 2.85%, 01/22/31(b)		4,090	4,119,321
Series 2015-2A, Class AR, 2.50%, 04/15/27(b)		12,130	12,126,640
Series 2015-2A, Class CR, 3.42%, 04/15/27(b)		5,675	5,678,076
Series 2015-5A, Class D, 8.05%, 10/25/27(b)		970	971,702
Series 2016-1A, Class E, 8.49%, 10/21/28(b)		3,310	3,382,067
Series 2018-1A, Class A, 3.16%, 04/18/31(b)		9,770	9,765,849
Clear Creek CLO Ltd., Series 2015-1A, Class ER, 8.04%, 10/20/30(b)		1,375	1,389,178
Cumberland Park CLO Ltd., Series 2015-2A, Class E, 6.74%, 07/20/26(b)		750	750,552
Deer Creek CLO Ltd.(b):
Series 2017-1A, Class A, 3.18%, 10/20/30		1,250	1,256,719
Series 2017-1A, Class E, 7.73%, 10/20/30		500	505,491
Dewolf Park CLO Ltd., Series 2017-1A, Class E, 7.92%, 10/15/30(b)		500	506,577
Dryden 34 Senior Loan Fund(b):
Series 2014-34A, Class CR, 3.87%, 10/15/26		1,200	1,200,847
Series 2014-34A, Class DR, 5.12%, 10/15/26		1,190	1,191,461
Dryden 36 Senior Loan Fund(b):
Series 2014-36A, Class CR, 4.52%, 01/15/28		750	757,166
Series 2014-36A, Class DR, 5.96%, 01/15/28		2,500	2,543,511
Dryden 38 Senior Loan Fund, Series 2015-38A, Class E, 7.77%, 07/15/27(b)		425	428,106
Dryden 43 Senior Loan Fund, Series 2016-43A, Class E, 8.99%, 07/20/29(b)		750	759,193

Security		Par (000)	Value
Cayman Islands (continued)
Dryden 53 CLO Ltd., Series 2017-53A, Class A, 2.82%, 01/15/31(b)	USD	58,000	$58,259,457
Dryden XXV Senior Loan Fund(b):
Series 2012-25A, Class ARR, 2.62%, 10/15/27		4,950	4,952,718
Series 2012-25A, Class CRR, 3.57%, 10/15/27		1,500	1,501,638
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 3.04%, 08/15/30(b)		14,365	14,492,389
Elevation CLO Ltd.(b):
Series 2016-5A, Class D, 6.37%, 07/15/28		2,480	2,494,128
Series 2016-5A, Class E, 8.67%, 07/15/28		1,850	1,869,288
Series 2017-8A, Class A1, 3.09%, 10/25/30		4,440	4,431,214
Series 2017-8A, Class C, 3.98%, 10/25/30		2,375	2,369,094
Flatiron CLO Ltd., Series 2015-1A, Class AR, 2.61%, 04/15/27(b)		4,600	4,605,946
Galaxy XIV CLO Ltd., Series 2012-14A, Class DR, 6.14%, 11/15/26(b)		1,155	1,159,594
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, 2.92%, 10/15/30(b)		5,085	5,105,569
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 6.99%, 04/20/31(b)		500	492,908
Galaxy XXII CLO Ltd., Series 2016-22A, Class E1, 8.72%, 07/16/28(b)		500	505,814
Gilbert Park CLO Ltd., Series 2017-1A, Class E, 7.76%, 10/15/30(b)		1,500	1,519,547
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 5.26%, 10/29/26(b)		3,297	3,302,180
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, 2.80%, 01/18/31(b)		7,620	7,641,207
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, 3.33%, 03/15/27(b)(c)		2,870	2,869,713
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, 4.08%, 01/17/27(b)		2,120	2,122,111
GT Loan Financing I Ltd., Series 2013-1A, Class A, 3.03%, 10/28/24(b)		5,708	5,710,367
Highbridge Loan Management Ltd.:
Series 2013-2A, Class DR, 8.34%, 10/20/29(b)		500	508,116
Series 4A-2014, Class BR, 3.61%, 01/28/30(b)		3,000	2,997,324
Series 5A-2015, Class C1R, 3.86%, 01/29/26(b)		3,080	3,084,860
Series 5A-2015, Class C2R, 3.86%, 01/29/26(b)		750	751,183
Series 5A-2015, Class D1R, 5.06%, 01/29/26(b)		3,470	3,472,792
Series 5A-2015, Class D2R, 5.06%, 01/29/26(b)		750	750,603
Series 5A-2015, Class E, 7.11%, 01/29/26(b)		2,500	2,503,298
Series 5X-2015, Class E, 7.11%, 01/29/26		2,330	2,333,074
Series 6A-2015, Class A1R, 2.84%, 02/05/31(b)		1,165	1,167,764
Series 6A-2015, Class DR, 6.94%, 02/05/31(b)		1,620	1,599,182
Series 7A-2015, Class CR, 4.00%, 03/15/27(b)		1,670	1,670,000
Series 7A-2015, Class DR, 4.70%, 03/15/27(b)		1,160	1,160,000
Series 7A-2015, Class ER, 7.30%, 03/15/27(b)		2,240	2,240,000
Series 8A-2016, Class D, 6.59%, 04/20/27(b)		1,560	1,564,594
Series 8A-2016, Class E, 9.64%, 04/20/27(b)		750	751,573

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
HPS Loan Management Ltd.(b):
Series 10A-16, Class C, 5.39%, 01/20/28	USD	4,912	$4,965,495
Series 10A-16, Class D, 8.24%, 01/20/28		4,000	4,053,905
Series 9A-2016, Class D2, 8.19%, 07/19/27		3,120	3,151,942
Jay Park CLO Ltd., Series 2016-1A, Class D, 8.74%, 10/20/27(b)		2,230	2,278,999
KKR CLO Ltd., Series 12, Class ER, 7.32%, 07/15/27(b)		1,480	1,484,261
LCM 26 Ltd., Series 26A, Class A1, 3.00%, 01/20/31(b)		13,480	13,551,393
LCM XIV LP, Series 14A, Class A, 2.87%, 07/15/25(b)		1,560	1,560,706
LCM XVI LP, Series 16A, Class AR, 2.75%, 07/15/26(b)		3,330	3,342,085
LCM XVII LP, Series 17A, Class D, 5.22%, 10/15/26(b)		1,560	1,559,414
LCM XVIII LP(b):
Series 18A, Class C1, 4.89%, 04/20/27		4,670	4,676,608
Series 18A, Class D, 5.54%, 04/20/27		2,670	2,677,266
Series 18A, Class E, 7.09%, 04/20/27		2,430	2,424,782
Series 18A, Class INC, 0.00%, 04/20/27		1,835	1,148,479
LCM XXIV Ltd., Series 24A, Class A, 3.05%, 03/20/30(b)		1,350	1,355,437
Limerock CLO III LLC, Series 2014-3A, Class C, 5.34%, 10/20/26(b)		8,490	8,505,305
Madison Park Funding Ltd., Series 2014-12A, Class E, 6.84%, 07/20/26(b)		1,140	1,140,457
Madison Park Funding X Ltd., Series 2012-10A, Class ER, 9.36%, 01/20/29(b)		1,480	1,522,426
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, 8.19%, 07/23/29(b)		1,070	1,079,632
Madison Park Funding XIII Ltd.(b):
Series 2014-13A, Class CR, 3.89%, 01/19/25		434	434,471
Series 2014-13A, Class DR, 5.01%, 01/19/25		1,250	1,250,630
Series 2014-13A, Class E, 6.74%, 01/19/25		10,110	10,116,279
Madison Park Funding XIV Ltd.(b):
Series 2014-14A, Class A2R, 2.86%, 07/20/26		18,859	18,876,001
Series 2014-14A, Class DR, 4.99%, 07/20/26		4,925	4,928,651
Series 2014-14A, Class E, 6.49%, 07/20/26		1,250	1,250,821
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, 5.21%, 01/27/26(b)		1,160	1,161,806
Madison Park Funding XVI Ltd.(b):
Series 2015-16A, Class C, 5.44%, 04/20/26		1,200	1,202,863
Series 2015-16A, Class D, 7.24%, 04/20/26		4,030	4,038,989
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, 2.93%, 10/21/30(b)		24,930	25,065,400
Madison Park Funding XX Ltd., Series 2016-20A, Class E, 9.16%, 04/27/27(b)		1,740	1,744,582
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 2.96%, 07/29/30(b)		7,650	7,693,714
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 2.79%, 12/18/30(b)		4,500	4,521,976
Mill Creek II CLO Ltd.(b):
Series 2016-1A, Class C, 5.09%, 04/20/28		1,600	1,601,299
Series 2016-1A, Class E, 9.49%, 04/20/28		1,750	1,753,490
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 3.92%, 01/20/24(b)		5,620	5,628,148
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 2.90%, 07/22/24(b)		9,856	9,859,883
MP CLO III Ltd., Series 2013-1A, Class AR, 2.99%, 10/20/30(b)		8,280	8,319,687
MP CLO VII Ltd.(b):
Series 2015-1A, Class A1R, 2.57%, 04/18/27		1,750	1,750,429
Series 2015-1A, Class DR, 4.23%, 04/18/27		1,750	1,751,144

Security		Par (000)	Value
Cayman Islands (continued)
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class ER, 8.21%, 01/28/30(b)	USD	2,125	$2,158,138
Neuberger Berman CLO XV, Series 2013-15A, Class DR, 4.77%, 10/15/29(b)		1,600	1,613,249
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, 5.39%, 04/22/29(b)		4,833	4,906,122
Neuberger Berman CLO XVIII Ltd.(b):
Series 2014-18A, Class CR, 6.08%, 11/14/27		2,110	2,148,388
Series 2014-18A, Class DR, 9.58%, 11/14/27		750	769,365
Neuberger Berman CLO XVI-S Ltd.(b):
Series 2017-16SA, Class A, 2.57%, 01/15/28		2,220	2,219,615
Series 2017-16SA, Class D, 4.22%, 01/15/28		1,650	1,650,607
Neuberger Berman CLO XX Ltd.(b):
Series 2015-20A, Class DR, 4.12%, 01/15/28		1,750	1,751,452
Series 2015-20A, Class ER, 6.72%, 01/15/28		8,843	8,843,962
Neuberger Berman CLO XXI Ltd.(b):
Series 2016-21A, Class D, 6.69%, 04/20/27		550	551,280
Series 2016-21A, Class E, 8.74%, 04/20/27		1,920	1,923,023
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, 8.48%, 10/17/27(b)		1,500	1,525,900
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, 8.31%, 10/17/27(b)		1,360	1,382,225
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, 2.56%, 10/18/30(b)		5,170	5,189,431
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, 3.31%, 04/22/31(b)(c)		15,130	15,130,000
Oak Hill Credit Partners X Ltd.(b):
Series 2014-10A, Class CR, 3.86%, 07/20/26		1,200	1,201,188
Series 2014-10A, Class DR, 4.99%, 07/20/26		250	250,141
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 5.94%, 01/23/27(b)		1,520	1,522,508
Oaktree CLO Ltd.:
Series 2015-1, 6.94%, 10/20/27		2,000	1,999,981
Series 2015-1A, Class A1R, 2.61%, 10/20/27(b)		5,380	5,373,498
OCP CLO Ltd.(b):
Series 2012-2A, Class DR, 6.37%, 11/22/25		1,560	1,584,643
Series 2014-5A, Class A1R, 2.83%, 04/26/31		3,150	3,161,451
Series 2014-7A, Class A1AR, 2.69%, 10/20/26		5,490	5,491,659
Series 2015-10A, Class A1R, 2.57%, 10/26/27		3,400	3,398,878
Series 2015-10A, Class BR, 3.60%, 10/26/27		1,750	1,751,842
Series 2015-8A, Class A1R, 2.58%, 04/17/27		8,086	8,087,144
Series 2016-12A, Class C, 5.88%, 10/18/28		1,560	1,580,100
Series 2017-13A, Class A1A, 2.98%, 07/15/30		17,540	17,730,641
Series 2017-13A, Class D, 8.35%, 07/15/30		3,080	3,117,901
Series 2017-14A, Class B, 3.49%, 11/20/30		750	749,677
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, 3.32%, 04/16/31(b)		14,800	14,800,000
Octagon Investment Partners 24 Ltd.(b):
Series 2015-1A, Class A1R, 2.79%, 05/21/27		26,030	26,041,950
Series 2015-1A, Class A2AR, 3.24%, 05/21/27		7,280	7,291,799
Series 2015-1A, Class D, 7.39%, 05/21/27		3,060	3,071,730
Octagon Investment Partners 26 Ltd.(b):
Series 2016-1A, Class C, 5.07%, 04/15/27		1,570	1,571,348
Series 2016-1A, Class D, 6.67%, 04/15/27		2,150	2,155,644
Series 2016-1A, Class E, 9.57%, 04/15/27		2,625	2,629,353
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, 8.82%, 07/15/27(b)		2,000	2,017,738
Octagon Investment Partners 31 LLC(b):
Series 2017-1A, Class E, 8.04%, 07/20/30		1,000	1,020,202
Series 2017-1A, Class F, 9.94%, 07/20/30		1,502	1,505,031
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, 2.59%, 01/20/31(b)		1,625	1,629,054

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 2.85%, 07/17/25(b)	USD	5,660	$5,662,763
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, 2.98%, 01/25/31(b)		20,165	20,182,999
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class CR, 5.33%, 12/16/24(b)		2,800	2,800,433
Octagon Investment Partners XXI Ltd.(b):
Series 2014-1A, Class C, 5.48%, 11/14/26		7,475	7,479,053
Series 2014-1A, Class D, 8.43%, 11/14/26		4,900	4,916,462
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, 4.49%, 01/22/30(b)		2,040	2,039,052
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, 2.86%, 03/20/25(b)		19,506	19,474,273
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1R, 2.75%, 10/20/25(b)		1,018	1,018,789
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.86%, 04/20/25(b)		12,726	12,745,733
OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 8.44%, 10/20/28(b)		970	986,884
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, 8.89%, 01/21/30(b)		740	759,150
OHA Loan Funding Ltd.(b):
Series 2013-2A, Class A, 2.73%, 08/23/24		8,613	8,618,678
Series 2016-1A, Class D, 5.49%, 01/20/28		12,830	13,003,423
OZLM Funding II Ltd.(b):
Series 2012-2A, Class A1R, 3.21%, 10/30/27		24,637	24,641,008
Series 2012-2A, Class DR, 9.07%, 10/30/27		3,310	3,319,523
OZLM Funding III Ltd., Series 2013-3A, Class BR, 4.74%, 01/22/29(b)		7,065	7,150,771
OZLM Funding IV Ltd.(b):
Series 2013-4A, Class A1R, 2.99%, 10/22/30		9,540	9,589,101
Series 2013-4A, Class A2R, 3.44%, 10/22/30		960	965,584
OZLM Funding Ltd., Series 2012-1X, Class SUB, 0.00%, 07/22/29		10,140	5,080,677
OZLM IX Ltd.(b):
Series 2014-9A, Class BR, 4.09%, 01/20/27		2,530	2,532,483
Series 2014-9A, Class CR, 5.29%, 01/20/27		8,370	8,387,278
OZLM VI Ltd.(b):
Series 2014-6A, Class BR, 4.43%, 04/17/26		4,850	4,849,939
Series 2014-6A, Class SUB, 0.00%, 04/17/26		3,200	1,614,000
OZLM VII Ltd.(b):
Series 2014-7A, Class B1R, 3.98%, 07/17/26		1,360	1,361,118
Series 2014-7A, Class CR, 5.23%, 07/17/26		1,940	1,943,056
OZLM VIII Ltd.(b):
Series 2014-8A, Class A1AR, 2.86%, 10/17/26		24,405	24,448,006
Series 2014-8A, Class BR, 3.98%, 10/17/26		4,750	4,753,902
Series 2014-8A, Class CR, 5.13%, 10/17/26		4,985	4,991,155
OZLM XI Ltd.(b):
Series 2015-11A, Class BR, 4.07%, 10/30/30		2,219	2,237,683
Series 2015-11A, Class CR, 5.37%, 10/30/30		3,876	3,938,012
OZLM XII Ltd.(b):
Series 2015-12A, Class A1, 3.22%, 04/30/27		2,560	2,560,304
Series 2015-12A, Class A2, 3.77%, 04/30/27		2,630	2,632,120
Series 2015-12A, Class B, 4.67%, 04/30/27		1,210	1,210,425
Series 2015-12A, Class C, 5.47%, 04/30/27		875	877,404
OZLM XIII Ltd., Series 2015-13A, Class C, 6.27%, 07/30/27(b)		1,165	1,172,520
OZLM XIV Ltd.(b):
Series 2015-14A, Class B1, 4.87%, 01/15/29		1,250	1,251,043
Series 2015-14A, Class C, 6.07%, 01/15/29		2,530	2,535,589
Series 2015-14A, Class D, 8.07%, 01/15/29		2,340	2,341,428

Security		Par (000)	Value
Cayman Islands (continued)
OZLM XIX Ltd.(b):
Series 2017-19A, Class A1, 2.59%, 11/22/30	USD	2,250	$2,265,433
Series 2017-19A, Class D, 7.97%, 11/22/30		2,000	2,043,985
OZLM XV Ltd.(b):
Series 2016-15A, Class A1, 3.23%, 01/20/29		7,880	7,922,773
Series 2016-15A, Class A2A, 3.84%, 01/20/29		2,920	2,937,200
Series 2016-15A, Class C, 5.74%, 01/20/29		1,560	1,584,357
Series 2016-15A, Class D, 8.89%, 01/20/29		1,560	1,598,897
OZLM XXI(b):
Series 2017-21A, Class B, 3.65%, 01/20/31		1,620	1,621,402
Series 2017-21A, Class C, 4.42%, 01/20/31		6,585	6,613,517
Series 2017-21A, Class D, 7.29%, 01/20/31		3,315	3,309,226
Palmer Square CLO Ltd.(b):
Series 2013-2A, Class A1AR, 2.95%, 10/17/27		10,800	10,824,708
Series 2013-2A, Class CR, 5.33%, 10/17/27		1,360	1,372,962
Series 2014-1A, Class A1R2, 2.86%, 01/17/31		1,670	1,679,933
Series 2014-1A, Class CR2, 4.38%, 01/17/31		3,230	3,221,127
Series 2014-1A, Class DR2, 7.43%, 01/17/31		1,560	1,552,052
Series 2015-2A, Class CR, 5.44%, 07/20/30		420	427,088
Series 2015-2A, Class DR, 8.24%, 07/20/30		2,120	2,157,707
Series 2018-1A, Class A1, 3.21%, 04/18/31(c)		5,910	5,912,955
Palmer Square Loan Funding Ltd., Series 2017-1A, Class A2, 3.02%, 10/15/25(b)		4,220	4,226,981
Parallel Ltd.(b):
Series 2015-1A, Class AR, 2.59%, 07/20/27		4,810	4,812,924
Series 2015-1A, Class C1R, 3.49%, 07/20/27		1,670	1,671,233
Series 2015-1A, Class DR, 4.29%, 07/20/27		3,250	3,251,650
Park Avenue Institutional Advisers CLO Ltd.(b):
Series 2016-1A, Class D, 8.92%, 08/23/28		4,250	4,318,915
Series 2017-1A, Class A1, 2.63%, 11/14/29		8,065	8,094,280
Series 2017-1A, Class A2, 3.11%, 11/14/29		1,500	1,505,739
Series 2017-1A, Class D, 7.63%, 11/14/29		5,270	5,315,131
Pinnacle Park CLO Ltd.(b):
Series 2014-1A, Class CR, 4.37%, 04/15/26		1,000	1,000,837
Series 2014-1A, Class D, 5.22%, 04/15/26		2,340	2,343,745
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 2.93%, 10/15/30(b)		2,070	2,081,688
Regatta IV Funding Ltd.(b):
Series 2014-1A, Class CR, 3.75%, 07/25/26		950	951,142
Series 2014-1A, Class DR, 5.05%, 07/25/26		1,730	1,731,286
Regatta V Funding Ltd.(b):
Series 2014-1A, Class BR, 4.05%, 10/25/26		2,665	2,668,507
Series 2014-1A, Class C, 5.20%, 10/25/26		5,475	5,482,128
Rockford Tower CLO Ltd.(b):
Series 2017-1A, Class B, 3.52%, 04/15/29		4,420	4,440,967
Series 2017-1A, Class D, 4.97%, 04/15/29		6,860	6,924,813
Series 2017-1A, Class E, 7.12%, 04/15/29		7,800	7,826,340
Series 2017-2A, Class B, 3.47%, 10/15/29		5,700	5,740,442
Series 2017-2A, Class C, 4.02%, 10/15/29		1,250	1,259,846
Series 2017-2A, Class D, 5.17%, 10/15/29		5,360	5,416,383
Series 2017-2A, Class E, 7.80%, 10/15/29		7,140	7,187,731
Series 2017-3A, Class A, 2.86%, 10/20/30		17,310	17,332,603
Series 2017-3A, Class E, 7.42%, 10/20/30		2,335	2,323,836
Romark WM-R Ltd., Series 2018-1A, Class A1, 1.36%, 04/20/31(b)		10,180	10,180,000
RR 2 Ltd., Series 2017-2A, Class D, 7.55%, 10/15/29(b)		1,340	1,353,723
RR 3 Ltd., Series 2018-3A, Class A1R2, 2.80%, 01/15/30(b)		14,855	14,911,029
Seneca Park CLO Ltd.(b):
Series 2014-1A, Class CR, 3.88%, 07/17/26		2,000	2,001,793
Series 2014-1A, Class D, 5.23%, 07/17/26		7,660	7,660,050

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Series 2014-1A, Class SUB, 0.00%, 07/17/26	USD	2,000	$737,980
Shackleton CLO Ltd.(b):
Series 2013-3A, Class AR, 2.84%, 07/15/30		8,880	8,919,255
Series 2013-3A, Class DR, 4.74%, 07/15/30		1,000	1,000,479
Series 2014-5A, Class AR, 2.93%, 05/07/26		13,720	13,738,666
Silver Creek CLO Ltd.(b):
Series 2014-1A, Class AR, 2.98%, 07/20/30		3,750	3,768,037
Series 2014-1A, Class DR, 5.09%, 07/20/30		500	508,700
Series 2014-1A, Class E1R, 7.36%, 07/20/30		500	499,038
Sound Point CLO II Ltd.(b):
Series 2013-1A, Class A1R, 2.82%, 01/26/31		1,000	999,441
Series 2013-1A, Class A3R, 3.60%, 01/26/31		1,250	1,251,937
Sound Point CLO III Ltd.(b):
Series 2013-2A, Class C1R, 3.87%, 07/15/25		750	749,994
Series 2013-2A, Class DR, 5.07%, 07/15/25		2,310	2,309,953
Series 2013-2A, Class E, 6.32%, 07/15/25		4,660	4,659,803
Sound Point CLO IV Ltd.(b):
Series 2013-3A, Class CR, 3.99%, 01/21/26		2,320	2,323,461
Series 2013-3A, Class DR, 5.14%, 01/21/26		3,665	3,669,729
Sound Point CLO IX Ltd.(b):
Series 2015-2A, Class DR, 4.39%, 07/20/27		1,300	1,299,818
Series 2015-2A, Class E, 7.24%, 07/20/27		1,300	1,302,896
Sound Point CLO V Ltd., Series 2014-1A, Class E, 5.98%, 04/18/26(b)		1,551	1,552,638
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 5.34%, 01/23/27(b)		2,160	2,164,385
Sound Point CLO X Ltd., Series 2015-3A, Class E, 8.49%, 01/20/28(b)		4,870	4,874,582
Sound Point CLO XI Ltd., Series 2016-1A, Class E, 8.69%, 07/20/28(b)		7,200	7,356,236
Sound Point CLO XII Ltd.(b):
Series 2016-2A, Class A, 3.40%, 10/20/28		4,700	4,724,052
Series 2016-2A, Class E, 8.14%, 10/20/28		2,350	2,393,721
Sound Point CLO XIV Ltd.(b):
Series 2016-3A, Class C, 4.39%, 01/23/29		1,560	1,570,935
Series 2016-3A, Class E, 8.39%, 01/23/29		4,560	4,655,855
Sound Point CLO XVIII Ltd.(b):
Series 2017-4A, Class A1, 2.86%, 01/21/31		6,520	6,545,931
Series 2017-4A, Class B, 3.54%, 01/21/31		1,010	1,005,866
Steele Creek CLO Ltd., Series 2017-1A, Class A, 2.88%, 01/15/30(b)		6,020	6,011,379
Stewart Park CLO Ltd., Series 2015-1A, Class CR, 3.52%, 01/15/30(b)		1,775	1,775,060
Symphony CLO VIII LP(b):
Series 2012-8A, Class CR, 4.75%, 01/09/23		750	751,142
Series 2012-8A, Class ER, 7.70%, 01/09/23		6,880	6,887,316
Symphony CLO XII Ltd., Series 2013-12A, Class AR, 2.75%, 10/15/25(b)		993	994,129
Symphony CLO XV Ltd.(b):
Series 2014-15A, Class DR, 5.08%, 10/17/26		6,225	6,227,524
Series 2014-15A, Class E, 6.78%, 10/17/26		2,075	2,078,519
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 7.17%, 07/15/28(b)		1,170	1,167,066
Symphony CLO XVII Ltd., Series 2016-17A, Class E, 9.12%, 04/15/28(b)		750	751,005
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, 5.74%, 01/23/28(b)		750	765,655
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, 2.83%, 11/17/30(b)		5,440	5,465,053
TCI-Symphony CLO Ltd., Series 2017-1A, Class E, 8.17%, 07/15/30(b)		1,921	1,949,848
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 5.14%, 10/20/26(b)		4,340	4,345,532

Security		Par (000)	Value
Cayman Islands (continued)
Thayer Park CLO Ltd., Series 2017-1A, Class D, 7.84%, 04/20/29(b)	USD	805	$822,543
THL Credit Wind River CLO Ltd.(b):
Series 2014-3A, Class DR, 5.09%, 01/22/27		750	750,691
Series 2014-3A, Class E, 7.34%, 01/22/27		750	751,009
Series 2015-1A, Class E1, 7.29%, 07/20/27		2,330	2,337,100
TIAA CLO II Ltd.(b):
Series 2017-1A, Class E, 7.59%, 04/20/29		500	504,375
Series 2017-2A, Class A, 2.63%, 01/16/31		18,200	18,258,311
Series 2017-2A, Class B, 2.98%, 01/16/31		750	751,422
TICP CLO III Ltd., Series 2014-3A, Class AR, 2.92%, 01/20/27(b)		6,623	6,627,190
TICP CLO VI Ltd., Series 2016-6A, Class E, 8.27%, 01/15/29(b)		2,960	3,000,009
TICP CLO VII Ltd., Series 2017-7A, Class E, 8.23%, 07/15/29(b)		4,200	4,290,209
Treman Park CLO Ltd.(b):
Series 2015-1A, Class AR, 3.11%, 04/20/27		2,345	2,345,967
Series 2015-1A, Class D, 5.60%, 04/20/27		7,200	7,221,247
Triaxx Prime CDO Ltd., Series 2006-1A, Class A2, 2.47%, 03/03/39(b)(c)		50,060	2,953,540
Venture XIX CLO Ltd.(b):
Series 2014-19A, Class AR, 3.09%, 01/15/27		5,020	5,017,397
Series 2014-19A, Class BR, 3.72%, 01/15/27		2,350	2,353,084
Venture XVII CLO Ltd., Series 2014-17A, Class B2R, 3.32%, 07/15/26(b)		4,470	4,473,486
Venture XXIV CLO Ltd., Series 2016-24A, Class E, 8.46%, 10/20/28(b)		2,696	2,712,786
Venture XXVI CLO Ltd.(b):
Series 2017-26A, Class D, 5.99%, 01/20/29		2,650	2,713,836
Series 2017-26A, Class E, 8.54%, 01/20/29		3,340	3,379,349
Vibrant CLO III Ltd.(b):
Series 2015-3A, Class A1R, 3.22%, 04/20/26		2,315	2,317,570
Series 2015-3A, Class A2R, 3.79%, 04/20/26		750	750,754
Series 2015-3A, Class BR, 4.69%, 04/20/26		1,560	1,562,117
Vibrant CLO IV Ltd.(b):
Series 2016-4A, Class C, 5.04%, 07/20/28		4,440	4,491,584
Series 2016-4A, Class D, 6.24%, 07/20/28		1,680	1,710,641
Vibrant CLO V Ltd., Series 2016-5A, Class A, 3.29%, 01/20/29(b)		2,920	2,945,449
Voya CLO Ltd.(b):
Series 2013-3A, Class A1R, 2.78%, 01/18/26		12,370	12,391,316
Series 2013-3A, Class A2R, 3.23%, 01/18/26		4,475	4,474,485
Series 2013-3A, Class BR, 3.88%, 01/18/26		5,440	5,445,286
Series 2014-1A, Class C, 5.13%, 04/18/26		2,560	2,559,975
Series 2014-4A, Class BR, 3.72%, 10/14/26		3,385	3,387,024
Series 2014-4A, Class CR, 4.72%, 10/14/26		10,035	10,033,648
Series 2016-2A, Class D, 8.69%, 07/19/28		975	984,895
Series 2016-3A, Class D, 8.58%, 10/18/27		1,170	1,190,430
Series 2016-4A, Class E2, 8.39%, 07/20/29		750	765,733
Series 2017-4A, Class A1, 2.51%, 10/15/30		3,500	3,520,139
Washington Mill CLO Ltd., Series 2014-1A, Class A1R, 2.96%, 04/20/26(b)		5,750	5,750,051
Webster Park CLO Ltd.(b):
Series 2015-1A, Class C, 5.79%, 01/20/27		7,760	7,772,497
Series 2015-1A, Class D, 7.84%, 01/20/27		4,400	4,402,144
Wellfleet CLO Ltd.(b):
Series 2015-1A, Class DR, 4.54%, 10/20/27		5,750	5,761,638
Series 2015-1A, Class ER, 7.54%, 10/20/27		2,125	2,127,970
Series 2017-3A, Class A1, 2.88%, 01/17/31		15,770	15,830,282
Series 2017-3A, Class B, 3.68%, 01/17/31		1,490	1,489,877
West CLO Ltd., Series 2013-1A, Class A1AR, 2.95%, 11/07/25(b)		23,603	23,606,791

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Westcott Park CLO Ltd., Series 2016-1A, Class E, 8.94%, 07/20/28(b)	USD	4,420	$4,567,062
York CLO 1 Ltd.(b):
Series 2014-1A, Class CR, 4.09%, 01/22/27		1,160	1,161,445
Series 2014-1A, Class DR, 5.14%, 01/22/27		2,150	2,151,618
Series 2014-1A, Class E, 7.19%, 01/22/27		3,880	3,881,504
York CLO-2 Ltd.(b):
Series 2015-1A, Class AR, 2.61%, 01/22/31		3,500	3,517,574
Series 2015-1A, Class ER, 7.11%, 01/22/31		4,250	4,226,172
York CLO-3 Ltd.(b):
Series 2016-1A, Class BR, 3.49%, 10/20/29		3,830	3,849,528
Series 2016-1A, Class DR, 5.34%, 10/20/29		9,678	9,802,509
Series 2016-1A, Class ER, 8.14%, 10/20/29		7,052	7,135,206
Series 2016-1A, Class FR, 8.99%, 10/20/29		2,420	2,377,220
Series 2016-1A, Class SUB, 0.00%, 10/20/29		11,050	9,899,777
York CLO-4 Ltd.(b):
Series 2016-2A, Class D, 5.84%, 01/20/30		2,140	2,185,352
Series 2016-2A, Class E, 8.68%, 01/20/30		6,180	6,277,879

			2,255,943,712
Ireland — 0.2%(a)
Adagio V CLO DAC, Series V-X, Class E, 6.70%, 10/15/29	EUR	700	884,166
Aqueduct European CLO DAC:
Series 2017-2X, Class B1, 1.20%, 10/15/30		2,518	3,105,427
Series 2017-2X, Class E, 4.40%, 10/15/30		534	627,775
Arbour CLO DAC, Series 2014-1X, Class E, 5.00%, 07/15/27		2,106	2,613,540
Arbour CLO IV DAC, Series 4X, Class E, 5.60%, 01/15/30		1,100	1,382,214
Avoca Capital CLO X Ltd., Series 10X, Class ER, 6.05%, 01/15/30		1,300	1,650,883
Avoca CLO XV DAC:
Series 15X, Class ER, 4.13%, 04/15/31		2,260	2,687,476
Series 15X, Class FR, 5.84%, 04/15/31		1,760	2,017,771
Series 15X, Class M1, 0.00%, 01/15/29		3,100	3,021,005
Cadogan Square CLO X DAC, Series 10X, Class M, 0.00%, 10/25/30		600	708,326
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, 5.90%, 01/24/28		1,700	2,124,325
Series 4X, Class SUB, 0.00%, 01/24/28		10,200	11,275,450
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 0.00%, 04/15/29		4,605	4,836,155
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, 7.00%, 08/15/29		1,120	1,412,884
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, 5.70%, 04/23/30		700	883,102
GLG Euro CLO IV DAC, Series 4X, Class E, 4.27%, 05/15/31(c)		1,700	2,039,471
GLGE(c):
0.70%, 10/15/30		6,200	7,628,790
1.05%, 10/15/30		3,581	4,406,241
Harvest CLO XVI DAC, Series 16X, Class E, 6.40%, 10/15/29		880	1,101,445
OCP Euro CLO DAC:
Series 2017-2X, Class A, 0.82%, 01/15/32		1,250	1,542,638
Series 2017-2X, Class B, 1.35%, 01/15/32		1,500	1,859,510
Series 2017-2X, Class E, 5.00%, 01/15/32		897	1,097,178
Series 2017-2X, Class F, 6.40%, 01/15/32		600	728,918
OCP Euro DAC, Series 2017-1X, Class E, 5.35%, 06/18/30		400	495,048
OZLME II DAC, Series 2X, Class E, 4.90%, 10/15/30		862	1,059,568
St Paul’s CLO VI DAC, Series 6X, Class D, 6.50%, 07/22/29		1,410	1,758,673

Security		Par (000)	Value
Ireland (continued)
Voya Euro CLO I DAC, Series 1X, Class SUB, 0.00%, 10/15/30	EUR	1,749	$2,087,495

			65,035,474
Italy — 0.0%
Asset-Backed European Securitisation Transaction Ten Srl, Series 10, Class A, 0.18%, 12/10/28(a)		520	639,926

Netherlands — 0.1%(a)
ALME Loan Funding V BV, Series 5X, Class E, 6.00%, 07/15/29		2,195	2,730,179
Ares European CLO VIII BV, Series 8X, Class E, 6.35%, 02/17/30		544	693,150
Avoca CLO XIV DAC:
Series 14X, Class ER, 4.70%, 01/12/31		2,240	2,744,588
Series 14X, Class FR, 6.35%, 01/12/31		1,100	1,321,298
Series 14X, Class R, 0.00%, 01/12/31		4,510	4,448,958
Avoca CLO XVII DAC, Series 17X, Class E, 5.95%, 01/15/30		1,096	1,384,063
Cairn CLO IX BV(c):
Series 2018-9X, Class A, 0.71%, 03/21/32		2,900	3,568,305
Series 2018-9X, Class B1, 1.00%, 03/21/32		2,600	3,199,170
Series 2018-9X, Class M2, 0.00%, 03/21/32		1,100	1,339,960
Cairn CLO VI BV, Series 2016-6X, Class E, 6.25%, 07/25/29		1,100	1,368,520
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, 5.75%, 01/15/30		780	980,172
Dryden 56 Euro CLO BV, Series 2017-56X, Class E, 4.72%, 01/15/32		1,225	1,490,999
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30		800	1,010,249
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 4.73%, 01/15/24(c)		5,820	1
OZLME BV, Series 1X, Class E, 6.45%, 01/18/30		950	1,199,130
OZLME III DAC:
Series 3X, Class A1, 0.75%, 08/24/30		4,600	5,687,670
Series 3X, Class E, 4.80%, 08/24/30		1,800	2,239,357
Series 3X, Class SUB, 0.00%, 08/24/30		3,000	3,347,128

			38,752,897
Portugal — 0.2%
TAGUS — Sociedade de Titularizacao de Creditos SA:
Series 4, Class SNR, 2.42%, 02/12/21		14,489	18,264,740
Series 5, Class SEN, 0.85%, 02/12/22		26,471	32,578,446

			50,843,186
United Kingdom — 0.2%
E-CARAT 5 plc, Series 5, Class B, 1.46%, 04/18/23(a)	GBP	5,900	8,292,931
Marketplace Originated Consumer Assets plc, Series 2016-1, Class B, 3.41%, 10/20/24(a)		542	767,394
Motor plc:
Series 2016-1, Class C, 3.75%, 11/25/25		6,720	9,465,929
Series 2016-1, Class D, 4.25%, 11/25/25		1,325	1,870,638
Series 2016-1, Class E, 5.25%, 11/25/25		1,112	1,579,234
Newday Funding plc(a):
Series 2017-1, Class C, 2.40%, 07/15/25		3,800	5,351,014
Series 2017-1, Class D, 2.75%, 07/15/25		3,900	5,507,561
PCL Funding II plc(a):
Series 2017-1, Class B, 2.25%, 06/15/22		904	1,280,641
Series 2017-1, Class C, 2.75%, 06/15/22		556	781,736
PCL Funding III plc(a):
Series 2017-2, Class B, 1.90%, 06/15/23		821	1,153,702
Series 2017-2, Class C, 2.35%, 06/15/23		635	894,046
Trafford Centre Finance Ltd. (The), Series B2, 1.35%, 07/28/35(a)		3,400	4,242,931

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United Kingdom (continued)
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27	GBP	14,504	$22,549,183

			63,736,940
United States — 6.1%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, 2.21%, 04/25/36(a)	USD	14,870	7,834,204
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A2A, 2.00%, 05/25/37(a)		8,721	2,802,149
ACE Securities Manufactured Housing Loan Trust, Series 2003-MH1, Class B2, 0.00%, 08/15/30(b)(c)		4,971	3,840,011
Ajax Mortgage Loan Trust(b):
Series 2016-1, Class A, 4.25%, 07/25/47(d)		6,493	6,400,211
Series 2016-B, Class A, 4.00%, 09/25/65(d)		8,678	8,710,419
Series 2016-C, Class A, 4.00%, 10/25/57(d)		5,837	5,855,267
Series 2017-A, Class A, 3.47%, 04/25/57(d)		26,032	25,886,686
Series 2017-D, Class A, 3.75%, 12/25/57(c)		31,712	31,870,823
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)		4,645	2,856,754
ALM XI Ltd., Series 2014-11A, Class A1R, 2.87%, 10/17/26(a)(b)		46,509	46,531,669
ALM XVII Ltd., Series 2015-17A, Class C1, 5.87%, 01/15/28(a)(b)		2,530	2,541,841
American Homes 4 Rent Trust(b):
Series 2014-SFR2, Class E, 6.23%, 10/17/36		8,624	9,606,568
Series 2015-SFR1, Class XS, 0.00%, 04/17/52(a)		23,459	234
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 2.11%, 05/25/35(a)(c)		10,091	7,517,580
B2R Mortgage Trust(b):
Series 2015-1, Class A1, 2.52%, 05/15/48		3,141	3,103,274
Series 2015-2, Class A, 3.34%, 11/15/48		4,557	4,564,363
Series 2015-2, Class XA, 2.12%, 11/15/48(a)		54,985	2,177,400
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(a)		8,475	6,029,141
Bayview Financial Revolving Asset Trust(a)(b):
Series 2004-B, Class A1, 2.38%, 05/28/39		33,902	31,379,537
Series 2004-B, Class A2, 2.53%, 05/28/39		1,879	1,753,701
Series 2005-A, Class A1, 2.88%, 02/28/40		8,974	8,542,544
Series 2005-E, Class A1, 2.88%, 12/28/40		4,584	4,218,015
BCMSC Trust(a):
Series 2000-A, Class A2, 7.57%, 06/15/30		7,777	3,067,241
Series 2000-A, Class A3, 7.83%, 06/15/30		7,219	2,943,253
Series 2000-A, Class A4, 8.29%, 06/15/30		12,361	5,335,673
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2004-HE7, Class M2, 3.60%, 08/25/34		724	716,382
Series 2006-EC2, Class M2, 2.29%, 02/25/36		2,709	2,660,011
Series 2006-HE1, Class 1M4, 2.55%, 12/25/35		5,268	6,002,963
Series 2006-HE7, Class 1A2, 2.04%, 09/25/36		7,540	8,352,212
Series 2007-FS1, Class 1A3, 2.04%, 05/25/35		5,444	5,610,237
Series 2007-HE1, Class 21A2, 2.03%, 01/25/37		3,773	3,691,621
Series 2007-HE2, Class 1A4, 2.19%, 03/25/37		2,901	2,134,629
Series 2007-HE2, Class 22A, 2.01%, 03/25/37		5,053	4,840,690
Series 2007-HE2, Class 23A, 2.01%, 03/25/37		9,354	9,219,778
Series 2007-HE3, Class 1A3, 2.12%, 04/25/37		3,062	3,130,205
Series 2007-HE3, Class 1A4, 2.22%, 04/25/37		19,383	15,269,909
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 3.07%, 01/25/36(a)		942	928,010
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 3.07%, 01/25/36(a)(b)		5,370	5,222,838
Canyon Capital CLO Ltd.(a)(b):
Series 2006-1A, Class A1, 2.37%, 12/15/20		1,085	1,085,149
Series 2006-1A, Class C, 2.82%, 12/15/20		1,000	999,024
Carlyle Global Market Strategies CLO Ltd.(a):
Series 2012-3A, Class CR, 5.82%, 10/14/28(b)		9,300	9,429,385
Series 2012-4, Class INC, 0.00%, 01/20/29		2,508	2,089,457

Security		Par (000)	Value
United States (continued)
Series 2013-2A, Class AR, 2.62%, 01/18/29(b)	USD	3,630	$3,629,946
Series 2014-1, 3.31%, 04/17/31		5,730	5,730,000
Series 2015-2A, Class C, 5.51%, 04/27/27(b)		750	751,998
Series 2015-2A, Class D, 7.06%, 04/27/27(b)		1,220	1,226,425
Series 2015-3A, Class D, 7.46%, 07/28/28(b)		2,070	2,075,344
Carrington Mortgage Loan Trust(a):
Series 2005-FRE1, Class M1, 2.34%, 12/25/35		6,172	6,141,078
Series 2006-FRE1, Class A4, 2.12%, 04/25/36		9,244	7,461,697
Series 2006-FRE2, Class A2, 1.99%, 10/25/36		4,205	3,073,075
Series 2006-FRE2, Class A3, 2.03%, 10/25/36		11,555	8,484,771
Series 2006-FRE2, Class A5, 1.95%, 10/25/36		4,933	3,587,456
Series 2006-NC1, Class M2, 2.29%, 01/25/36		1,620	1,144,953
Series 2006-NC2, Class A3, 2.02%, 06/25/36		2,407	2,379,263
Series 2006-NC3, Class A4, 2.11%, 08/25/36		9,267	6,005,944
Series 2006-NC4, Class A3, 2.03%, 10/25/36		3,687	3,373,469
Series 2006-NC5, Class A3, 2.02%, 01/25/37		2,500	1,793,957
Series 2007-HE1, Class A2, 2.02%, 06/25/37		2,986	2,958,653
Series 2007-RFC1, Class A4, 2.09%, 10/25/36		5,940	4,140,822
C-BASS Trust:
Series 2006-CB7, Class A4, 2.03%, 10/25/36(a)		2,084	1,498,802
Series 2006-CB9, Class A2, 1.98%, 11/25/36(a)		3,802	2,395,512
Series 2006-CB9, Class A4, 2.10%, 11/25/36(a)		631	404,875
Series 2007-CB1, Class AF2, 3.66%, 01/25/37(d)		19,120	9,284,818
Series 2007-CB1, Class AF4, 3.66%, 01/25/37(d)		1,305	633,386
Series 2007-CB5, Class A2, 2.04%, 04/25/37(a)		3,178	2,399,404
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.22%, 06/25/37(d)		7,650	7,338,901
Citigroup Mortgage Loan Trust(a):
Series 2007-AHL2, Class A3B, 2.07%, 05/25/37		20,957	15,289,518
Series 2007-AHL2, Class A3C, 2.14%, 05/25/37		9,520	7,008,395
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, 2.19%, 11/25/36(a)		7,880	6,683,694
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%, 11/15/28(a)		3,755	3,014,969
Series 1997-3, Class M1, 7.53%, 03/15/28(a)		7,379	7,319,169
Series 1997-6, Class M1, 7.21%, 01/15/29(a)		5,505	5,504,584
Series 1998-4, Class M1, 6.83%, 04/01/30(a)		1,002	891,123
Series 1998-6, Class M1, 6.63%, 06/01/30(a)		3,003	2,774,119
Series 1998-8, Class A1, 6.28%, 09/01/30		4,530	4,733,186
Series 1998-8, Class M1, 6.98%, 09/01/30(a)		7,777	6,510,427
Series 1999-5, Class A5, 7.86%, 03/01/30(a)		5,109	3,941,155
Series 1999-5, Class A6, 7.50%, 03/01/30(a)		3,740	2,794,000
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(a)		4,700	2,488,832
Series 2000-4, Class A5, 7.97%, 05/01/32		16,447	8,235,350
Series 2000-4, Class A6, 8.31%, 05/01/32(a)		5,808	3,029,521
Series 2000-5, Class A6, 7.96%, 05/01/31		7,089	4,578,309
Series 2000-5, Class A7, 8.20%, 05/01/31		12,908	8,557,370
Countrywide Asset-Backed Certificates:
Series 2006-S3, Class A4, 6.91%, 01/25/29(d)		2,076	2,136,796
Series 2007-S3, Class A3, 2.25%, 05/25/37(a)		10,230	9,317,210
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(b)		8,312	7,675,115
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.46%, 12/25/36(d)		1,594	1,335,964
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(d)		2,397	2,422,706
Series 2006-SL1, Class A2, 5.56%, 09/25/36(b)(d)		14,086	2,685,359
Series 2007-CB6, Class A4, 2.21%, 07/25/37(a)(b)		2,510	1,686,748
Series 2007-RP1, Class A, 2.18%, 05/25/46(a)(b)		5,323	4,698,496
CSMC Trust, Series 2017-1, 4.50%, 03/25/21(a)		47,651	47,751,106

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 1AF, 5.00%, 05/25/36(a)	USD	12,501	$12,262,744
Series 2005-16, Class 2AF3, 4.58%, 05/25/36(a)		2,994	2,920,764
Series 2005-17, Class 1AF4, 4.45%, 05/25/36(d)		7,764	7,353,723
Series 2006-11, Class 3AV2, 2.03%, 09/25/46(a)		990	973,269
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, 2.05%, 03/15/34(a)		1,002	901,730
CWHEQ Home Equity Loan Trust:
Series 2006-S2, Class A3, 5.84%, 07/25/27		724	988,743
Series 2006-S5, Class A4, 5.84%, 06/25/35		1,773	2,094,430
Series 2006-S5, Class A5, 6.16%, 06/25/35		2,736	2,990,209
Series 2007-S1, Class A3, 5.81%, 11/25/36(a)		2,032	2,048,306
CWHEQ Revolving Home Equity Loan Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, 2.08%, 12/15/33(c)		102	95,402
Series 2006-RES, Class 5B1A, 1.97%, 05/15/35		1,878	1,790,616
Series 2006-RES, Class 5B1B, 1.97%, 05/15/35(c)		1,255	1,139,319
Series 2006-RES, Class 5F1A, 2.02%, 12/15/35		4,673	4,323,334
CWHEQ Revolving Home Equity Loan Trust(a):
Series 2005-B, Class 2A, 1.96%, 05/15/35		4,023	3,742,705
Series 2006-H, Class 1A, 1.93%, 11/15/36		6,924	5,622,073
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)		38,575	38,767,607
First Franklin Mortgage Loan Trust(a):
Series 2004-FFH3, Class M3, 2.92%, 10/25/34		2,818	2,500,828
Series 2006-FF16, Class 2A4, 2.08%, 12/25/36		7,765	4,819,170
Series 2006-FF5, Class 2A3, 2.03%, 04/25/36		3,650	3,452,375
FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/47(b)		2,814	2,799,522
Fremont Home Loan Trust(a):
Series 2006-3, Class 1A1, 2.01%, 02/25/37		21,111	16,830,650
Series 2006-3, Class 2A3, 2.04%, 02/25/37		7,474	4,215,020
GCAT LLC, Series 2017-4, Class A1, 3.23%, 05/25/22(b)(d)		6,171	6,129,000
GE-WMC Asset-Backed Pass-Through Certificates(a):
Series 2005-2, Class A2C, 2.12%, 12/25/35		1,719	1,728,048
Series 2005-2, Class M1, 2.31%, 12/25/35		13,951	8,293,604
GE-WMC Mortgage Securities Trust(a):
Series 2006-1, Class A2B, 2.02%, 08/25/36		55,571	35,753,262
Series 2006-1, Class A2C, 2.11%, 08/25/36		1,386	909,939
Greenpoint Manufactured Housing(a):
Series 1999-5, Class M1B, 8.29%, 12/15/29		3,550	3,807,599
Series 1999-5, Class M2, 9.23%, 12/15/29		4,253	3,490,444
GSAA Home Equity Trust(a):
Series 2007-2, Class AF3, 5.92%, 03/25/37		1,762	722,719
Series 2007-4, Class A3B, 2.22%, 03/25/37		9,491	1,262,986
GSAMP Trust(a):
Series 2006-FM2, Class A2B, 1.99%, 09/25/36		10,094	4,859,444
Series 2007-H1, Class A1B, 2.07%, 01/25/47		4,567	3,066,236
Series 2007-HS1, Class M6, 4.12%, 02/25/47		3,414	3,507,518
Home Equity Asset Trust, Series 2007-1, Class 2A3, 2.02%, 05/25/37(a)		6,615	5,454,362
Home Equity Mortgage Loan Asset-Backed Trust(a):
Series 2004-A, Class M2, 3.90%, 07/25/34		2,202	2,218,775
Series 2007-B, Class 2A3, 2.07%, 07/25/37		9,378	6,189,222
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)(d)		11,871	4,095,568
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 2.50%, 04/15/36(a)		6,492	5,961,905

Security		Par (000)	Value
United States (continued)
Invitation Homes Trust(a)(b):
Series 2015-SFR1, Class E, 5.95%, 03/17/32	USD	3,266	$3,271,734
Series 2015-SFR3, Class E, 5.50%, 08/17/32		4,685	4,699,469
Series 2018-SFR1, Class E, 3.81%, 03/17/37		4,460	4,517,158
Series 2018-SFR1, Class F, 4.31%, 03/17/37		3,510	3,551,848
Irwin Home Equity Loan Trust(b):
Series 2006-3, Class 2A3, 6.03%, 09/25/37(d)		3,252	3,152,108
Series 2006-P1, Class 1A, 2.15%, 12/25/36(a)		639	573,117
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1, 2.14%, 05/25/36(a)		3,380	3,199,235
Series 2006-WF1, Class A3A, 5.83%, 07/25/36(d)		3,288	1,679,081
Series 2006-WF1, Class A5, 6.41%, 07/25/36(d)		3,393	1,730,811
Series 2006-WF1, Class A6, 6.00%, 07/25/36(d)		2,496	1,274,082
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40(a)		19,863	21,074,315
Series 2002-A, Class C, 0.00%, 06/15/33		1,524	1,234,844
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 1.96%, 06/25/37(a)(b)		1,643	1,145,321
Lendmark Funding Trust(b):
Series 2017-1A, Class A, 2.83%, 01/22/24		45,440	45,199,886
Series 2017-1A, Class B, 3.77%, 12/22/25		2,200	2,209,140
Series 2017-2A, Class A, 2.80%, 05/20/26		41,540	41,307,638
Series 2017-2A, Class B, 3.38%, 05/20/26		1,840	1,824,105
Litigation Fee Residual Funding LLC, Series 2015-1, 4.00%, 10/30/27(c)		22,322	22,232,295
Long Beach Mortgage Loan Trust(a):
Series 2006-1, Class 1A, 2.09%, 02/25/36		4,245	4,111,748
Series 2006-10, Class 2A2, 1.98%, 11/25/36		1,693	774,208
Series 2006-10, Class 2A3, 2.03%, 11/25/36		17,290	7,969,363
Series 2006-10, Class 2A4, 2.09%, 11/25/36		9,259	4,307,357
Series 2006-2, Class 2A3, 2.06%, 03/25/46		61,294	29,054,304
Series 2006-2, Class 2A4, 2.16%, 03/25/46		13,063	6,289,749
Series 2006-3, Class 2A3, 2.05%, 05/25/46		13,328	5,809,777
Series 2006-3, Class 2A4, 2.14%, 05/25/46		4,675	2,069,779
Series 2006-4, Class 2A3, 2.03%, 05/25/36		30,130	14,057,998
Series 2006-4, Class 2A4, 2.13%, 05/25/36		6,963	3,312,640
Series 2006-5, Class 2A3, 2.02%, 06/25/36		4,815	2,769,430
Series 2006-7, Class 2A3, 2.03%, 08/25/36		16,600	9,317,323
Series 2006-8, Class 2A3, 2.03%, 09/25/36		8,327	3,570,611
Series 2006-9, Class 2A2, 1.98%, 10/25/36		4,469	1,972,147
Series 2006-9, Class 2A3, 2.03%, 10/25/36		31,437	13,964,120
Series 2006-9, Class 2A4, 2.10%, 10/25/36		5,976	2,677,828
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 5.12%, 03/25/32(a)		4,980	5,101,191
MASTR Asset-Backed Securities Trust(a):
Series 2006-AM2, Class A4, 2.13%, 06/25/36(b)		6,526	5,231,666
Series 2006-HE2, Class A3, 2.02%, 06/25/36		5,474	3,172,249
Series 2007-HE1, Class A4, 2.15%, 05/25/37		5,000	4,167,435
MASTR Specialized Loan Trust, Series 2006-3, Class A, 2.13%, 06/25/46(a)(b)		2,168	2,033,530
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 2.11%, 05/25/37(a)		5,986	4,154,993
Merrill Lynch Mortgage Investors Trust(a):
Series 2006-OPT1, Class M1, 2.13%, 08/25/37		1,455	298,169
Series 2006-RM3, Class A2B, 1.96%, 06/25/37		3,231	1,051,434
Morgan Stanley ABS Capital I, Inc. Trust(a):
Series 2005-HE5, Class M4, 2.74%, 09/25/35		11,840	5,367,677
Series 2007-NC1, Class A1, 2.00%, 11/25/36		38,435	24,531,200
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, 1.98%, 11/25/36(a)		3,798	1,939,315
Morgan Stanley Mortgage Loan Trust:
Series 2006-15XS, Class A2B, 5.51%, 11/25/36(d)		8,551	4,839,920
Series 2007-9SL, Class A, 2.19%, 07/25/37(a)		4,349	3,918,854

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, 2.05%, 06/25/37(a)	USD	1,134	$1,126,420
Navient Private Education Loan Trust(b):
Series 2014-AA, Class B, 3.50%, 08/15/44		14,970	14,324,842
Series 2014-CTA, Class B, 3.53%, 10/17/44(a)		21,595	21,930,256
Series 2015-AA, Class B, 3.50%, 12/15/44		10,722	10,420,415
Series 2015-CA, Class B, 3.25%, 05/15/40		6,130	6,139,819
Series 2016-AA, Class B, 3.50%, 12/16/58(a)		7,740	7,607,267
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 2.27%, 10/25/36(a)(b)		604	541,408
Oakwood Mortgage Investors, Inc.(a):
Series 2001-D, Class A2, 5.26%, 01/15/19		2,824	2,208,566
Series 2001-D, Class A4, 6.93%, 09/15/31		2,309	2,043,480
OneMain Financial Issuance Trust(b):
Series 2014-2A, Class B, 3.02%, 09/18/24		7,212	7,213,894
Series 2014-2A, Class C, 4.33%, 09/18/24		14,745	14,808,934
Series 2014-2A, Class D, 5.31%, 09/18/24		51,635	51,835,210
Series 2015-1A, Class A, 3.19%, 03/18/26		17,464	17,501,517
Series 2015-1A, Class C, 5.12%, 03/18/26		11,400	11,502,252
Series 2015-2A, Class A, 2.57%, 07/18/25		9,777	9,763,926
Series 2015-2A, Class B, 3.10%, 07/18/25		22,816	22,819,089
Series 2015-2A, Class C, 4.32%, 07/18/25		32,030	31,981,266
Series 2016-1A, Class A, 3.66%, 02/20/29		1,730	1,746,055
Series 2016-1A, Class B, 4.57%, 02/20/29		2,740	2,801,687
Series 2016-2A, Class A, 4.10%, 03/20/28		8,844	8,906,718
Option One Mortgage Loan Trust:
Series 2006-3, Class 1A1, 2.01%, 02/25/37(a)		2,629	1,977,641
Series 2007-CP1, Class 2A3, 2.08%, 03/25/37(a)		6,755	4,718,696
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(d)		24,530	23,124,829
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(d)		37,949	37,406,547
Origen Manufactured Housing Contract Trust(a):
Series 2001-A, Class M1, 7.82%, 03/15/32		4,695	4,623,385
Series 2007-B, Class A1, 2.98%, 10/15/37(b)(c)		7,985	7,610,813
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(d)		5,324	4,928,150
Pretium Mortgage Credit Partners I LLC, Series 2017-NPL2, Class A1, 3.25%, 03/28/57(b)(d)		10,578	10,516,274
Progress Residential Trust(b):
Series 2015-SFR2, Class A, 2.74%, 06/12/32		9,698	9,611,901
Series 2015-SFR3, Class F, 6.64%, 11/12/32		2,110	2,220,906
Series 2016-SFR1, Class A, 3.31%, 09/17/33(a)		4,464	4,493,766
Series 2016-SFR1, Class E, 5.66%, 09/17/33(a)		8,870	8,997,278
Series 2016-SFR2, Class E, 5.36%, 01/17/34(a)		4,910	5,029,071
Series 2017-SFR1, Class A, 2.77%, 08/17/34		7,023	6,926,592
Series 2017-SFR1, Class D, 3.57%, 08/17/34		850	838,449
Series 2017-SFR1, Class E, 4.26%, 08/17/34		1,290	1,292,862
Series 2018-SFR1, Class E, 4.38%, 03/17/35		2,110	2,116,498
Series 2018-SFR1, Class F, 4.78%, 03/17/35		1,002	1,005,534
PRPM LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(b)(d)		1,341	1,341,434
RAMP Trust(a):
Series 2006-RS6, Class A4, 2.14%, 11/25/36		18,315	15,352,538
Series 2007-RS1, Class A3, 2.04%, 02/25/37		5,962	3,288,413
RCO Mortgage LLC, Series 2015-NQM1, Class A, 5.37%, 11/25/45(a)(b)		508	509,597
SACO I Trust, Series 2006-9, Class A1, 2.17%, 08/25/36(a)		2,868	2,747,197
Saxon Asset Securities Trust, Series 2007-1, Class M1, 2.16%, 01/25/47(a)		4,812	2,821,759

Security		Par (000)	Value
United States (continued)
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, 2.06%, 11/25/36(a)(b)	USD	8,329	$5,171,699
Securitized Asset-Backed Receivables LLC Trust(a):
Series 2006-WM4, Class A2A, 1.95%, 11/25/36		3,876	1,647,563
Series 2006-WM4, Class A2C, 2.03%, 11/25/36		11,603	4,987,485
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, 2.22%, 04/25/37(a)(b)		3,093	2,980,011
SG Mortgage Securities Trust(a):
Series 2006-FRE2, Class A2C, 2.03%, 07/25/36		2,705	952,032
Series 2006-OPT2, Class A3D, 2.08%, 10/25/36		4,623	3,222,009
SLC Private Student Loan Trust, Series 2006-A, Class C, 2.17%, 07/15/36(a)		9,086	8,702,768
SLM Private Credit Student Loan Trust(a):
Series 2004-A, Class A3, 2.52%, 06/15/33		23,667	23,245,404
Series 2004-B, Class A3, 2.45%, 03/15/24		33,814	33,696,446
Series 2005-B, Class B, 2.52%, 06/15/39		3,981	3,924,921
Series 2006-B, Class A5, 2.39%, 12/15/39		3,166	3,119,250
SLM Private Education Loan Trust(b):
Series 2013-A, Class B, 2.50%, 03/15/47		17,440	17,271,034
Series 2013-B, Class B, 3.00%, 05/16/44		15,415	15,314,006
Series 2013-C, Class B, 3.50%, 06/15/44		19,840	19,900,873
Series 2014-A, Class B, 3.50%, 11/15/44		16,505	16,474,124
SMB Private Education Loan Trust(b):
Series 2015-B, Class B, 3.50%, 12/17/40		10,350	10,314,862
Series 2015-C, Class B, 3.50%, 09/15/43		10,210	10,150,240
Series 2015-C, Class C, 4.50%, 09/17/46		24,880	25,106,007
Series 2017-B, Class A2A, 2.82%, 10/15/35		30,430	29,745,434
Series 2017-B, Class A2B, 2.53%, 10/15/35(a)		18,250	18,341,190
Series 2018-A, Class A2B, 2.38%, 02/15/36(a)		25,740	25,740,000
SolarCity LMC Series IV LLC, Series 2015-1, Class B, 5.58%, 08/21/45(b)(c)		11,370	11,118,166
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 2.67%, 01/25/35(a)		279	267,931
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/29(b)		40,645	40,587,462
Springleaf Funding Trust(b):
Series 2015-AA, Class A, 3.16%, 11/15/24		41,019	41,055,652
Series 2015-AA, Class B, 3.62%, 11/15/24		29,600	29,553,040
Series 2016-AA, Class A, 2.90%, 11/15/29		18,963	18,878,931
Series 2016-AA, Class B, 3.80%, 11/15/29		1,660	1,659,318
Stanwich Mortgage Loan Co.(b)(c)(d):
Series 2016-NPL2, Class NOTE, 3.72%, 08/16/46		7,169	7,173,704
Series 2017-NPB1, Class A1, 3.60%, 05/17/22		41,322	41,321,983
Velocity Commercial Capital Loan Trust(a):
Series 2016-2, Class M1, 3.66%, 10/25/46		1,094	1,063,628
Series 2016-2, Class M2, 4.46%, 10/25/46		589	589,868
Series 2017-1, Class AFL, 3.12%, 05/25/47(b)		9,920	9,979,596
Series 2017-1, Class M1, 3.55%, 05/25/47(b)		1,120	1,098,708
Series 2017-1, Class M2, 4.45%, 05/25/47(b)		1,110	1,108,473
Series 2017-1, Class M3, 5.35%, 05/25/47(b)		1,110	1,129,626
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 2.00%, 07/25/37(a)(b)		9,560	8,871,885
WaMu Asset-Backed Certificates Trust(a):
Series 2007-HE2, Class 2A3, 2.12%, 04/25/37		27,281	15,042,615
Series 2007-HE2, Class 2A4, 2.23%, 04/25/37		2,924	1,629,789
Washington Mutual Asset-Backed CertificatesTrust(a):
Series 2006-HE4, Class 2A2, 2.05%, 09/25/36		17,571	8,825,886
Series 2006-HE5, Class 1A, 2.03%, 10/25/36		6,975	5,782,161
Series 2006-HE5, Class 2A2, 2.05%, 10/25/36		22,270	12,235,597
Series 2007-HE2, Class 2A2, 2.09%, 02/25/37		16,532	7,208,129

10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
World Financial Network Credit Card Master Trust:
Series 2012-C, Class C, 4.55%, 08/15/22	USD	6,229	$6,278,162
Series 2012-D, Class B, 3.34%, 04/17/23		4,080	4,086,703
WVUE, Series 2015-1A, Class A, 7.50%, 09/25/20(b)(d)		1,918	1,929,654
Yale Mortgage Loan Trust, Series 2007-1, Class A, 2.27%, 06/25/37(a)(b)		7,237	3,216,772

			2,111,948,148
Total Asset-Backed Securities — 13.3% (Cost: $4,582,573,038)			4,594,554,033

		Shares
Common Stocks — 1.2%

Canada — 0.0%
Northern Graphite Corp.(e)		435,208	123,298

France — 0.0%
BNP Paribas SA		84,181	6,242,923
SMCP SA(b)(e)		21,958	533,610

			6,776,533
Germany — 0.0%
Aroundtown SA		255,506	1,979,310

Greece — 0.0%
Eurobank Ergasias SA(e)		4,131,858	3,928,919

Indonesia — 0.0%
Bumi Resources Tbk. PT(e)		164,339,838	3,436,142

Italy — 0.1%(e)
Telecom Italia SpA		1,441,206	1,368,417
UniCredit SpA		1,167,019	24,392,027

			25,760,444
Luxembourg — 0.0%(c)(e)(f)
Concrete Investment I SCA		36,201	1
Concrete Investment II SCA		9,727	—

			1
Netherlands — 0.0%
NXP Semiconductors NV(e)		92,298	10,798,866

United States — 1.1%
Allergan plc		11,551	1,943,918
Altice USA, Inc., Class A(e)		1,144,407	21,148,641
AMC Networks, Inc., Class A(e)		233,750	12,084,875
American Airlines Group, Inc.		74,580	3,875,177
Aptiv plc		21,960	1,865,941
Bank of America Corp.		1,868,726	56,043,093
Caesars Entertainment Corp.(e)		505,304	5,684,670
Cardinal Health, Inc.		50,160	3,144,029
Caterpillar, Inc.		12,598	1,856,693
CBS Corp. (Non-Voting), Class B		122,500	6,295,275
Celgene Corp.(e)		21,581	1,925,241
Cheniere Energy Partners LP		143,472	4,175,035
Citigroup, Inc.		263,122	17,760,735
CME Group, Inc.		25,920	4,192,301
Coca-Cola Co. (The)		43,177	1,875,177
Comcast Corp., Class A		91,580	3,129,289
Corning, Inc.		66,757	1,861,185
Deere & Co.		12,170	1,890,244
DR Horton, Inc.		118,229	5,183,159
Energen Corp.(e)		243,293	15,293,398
FTS International, Inc.(e)		746,841	13,734,406

Security		Shares	Value
United States (continued)
General Dynamics Corp.		8,377	$1,850,479
Home Depot, Inc. (The)		21,420	3,817,901
Honeywell International, Inc.		12,830	1,854,063
JB Hunt Transport Services, Inc.		33,230	3,892,895
Johnson Controls International plc		53,958	1,901,480
JPMorgan Chase & Co.		70,094	7,708,237
Laboratory Corp. of America Holdings(e)		11,380	1,840,715
Leisure Acquisition Corp.(e)		320,771	3,166,010
Lennar Corp., Class A		31,564	1,860,382
Liberty Oilfield Services, Inc., Class A(e)		296,795	5,012,868
Lions Gate Entertainment Corp., Class A		382,500	9,879,975
Lockheed Martin Corp.		5,465	1,846,787
Lowe’s Cos., Inc.		43,570	3,823,267
Micron Technology, Inc.(e)		35,341	1,842,680
Mohawk Industries, Inc.(e)		8,126	1,887,020
Molson Coors Brewing Co., Class B		24,947	1,879,258
Mondelez International, Inc., Class A		45,266	1,888,950
Northrop Grumman Corp.		5,302	1,851,034
Procter & Gamble Co. (The)		23,806	1,887,340
PulteGroup, Inc.		63,354	1,868,309
QUALCOMM, Inc.		60,750	3,366,158
Raytheon Co.		8,609	1,857,994
Robert Half International, Inc.		72,980	4,224,812
Ross Stores, Inc.		56,200	4,382,476
Scientific Games Corp., Class A(e)		35,723	1,486,077
Sentinel Energy Services, Inc.(e)(z)		1,609,633	15,967,559
SLM Corp.(e)		315,590	3,537,764
Starbucks Corp.		32,229	1,865,737
Sunoco LP		466,462	11,899,446
Synchrony Financial		116,840	3,917,645
Textron, Inc.		32,234	1,900,839
Under Armour, Inc., Class A(e)		191,810	3,136,094
Union Pacific Corp.		30,130	4,050,376
United Continental Holdings, Inc.(e)		58,060	4,033,428
UnitedHealth Group, Inc.		8,496	1,818,144
Vantage Drilling Co.(e)		1,556,671	6,227
William Lyon Homes, Class A(e)		82,209	2,259,925
Williams Cos., Inc. (The)		960,400	23,875,544
Williams-Sonoma, Inc.		346,255	18,268,414
Zions Bancorp		77,760	4,100,285

			362,477,076
Total Common Stocks — 1.2% (Cost: $411,653,294)			415,280,589

		Par (000)
Corporate Bonds — 24.0%

Argentina — 0.5%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(b)	USD	5,000	5,183,700
Arcor SAIC, 6.00%, 07/06/23(b)		4,967	5,116,010
Banco Hipotecario SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.00%), 26.77%, 11/07/22(b)(g)		360,060	18,465,303
Cablevision SA, 6.50%, 06/15/21(b)		5,000	5,212,500
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(b)		3,218	3,336,037
Generacion Mediterranea SA, 9.63%, 07/27/23(b)		20,000	21,775,000
Genneia SA, 8.75%, 01/20/22(b)		20,000	21,542,800
Pampa Energia SA(b):
7.38%, 07/21/23		11,484	12,072,555
7.50%, 01/24/27		10,000	10,337,500

11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Argentina (continued)
Stoneway Capital Corp.:
10.00%, 03/01/27(b)	USD	30,000	$32,608,800
10.00%, 03/01/27		10,996	11,952,212
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%, 15.00% Floor), 26.56%, 04/11/22(b)(g)		16,330	13,717,200
Tecpetrol SA, 4.88%, 12/12/22(b)		10,000	9,737,500

			171,057,117
Australia — 0.3%
Asciano Finance Ltd., 4.75%, 03/22/28		12,000	11,843,280
BHP Billiton Finance Ltd.(g):
(EUR Swap Annual 5 Year + 4.36%), 4.75%, 04/22/76	EUR	10,045	13,724,153
(EUR Swap Annual 5 Year + 4.80%), 5.63%, 10/22/79		1,800	2,675,632
BHP Billiton Finance USA Ltd., (USD Swap Semi 5 Year + 4.97%), 6.25%, 10/19/75(b)(g)	USD	9,940	10,461,850
Cromwell SPV Finance Pty. Ltd., 2.50%, 03/29/25(h)	EUR	10,000	12,258,358
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(g)(i)	USD	13,788	13,495,005
Macquarie Group Ltd., (LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/23(g)		11,005	10,600,016
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27		7,050	6,784,252
Origin Energy Finance Ltd., (EUR Swap Annual 5 Year + 3.67%), 4.00%, 09/16/74(g)	EUR	1,600	2,048,886
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(g)	USD	2,817	2,908,448
Santos Finance Ltd., 4.13%, 09/14/27		4,190	3,994,449
Westpac Banking Corp., (USD Swap Rate 5 Year + 2.89%), 5.00%(g)(i)		3,275	3,028,919

			93,823,248
Austria — 0.2%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 8.13%, 10/30/23	EUR	11,500	19,018,401
Erste Group Bank AG(g)(i):
(EUR Swap Annual 5 Year + 9.02%), 8.88%		4,600	6,869,910
(EUR Swap Annual 5 Year + 6.20%), 6.50%		1,200	1,685,101
Raiffeisen Bank International AG, (EUR Swap Annual 5 Year + 5.95%), 6.12%(g)(i)		22,600	29,546,181
Volksbank Wien AG, (EURIBOR Swap Rate 5 Year + 2.55%), 2.75%, 10/06/27(g)		10,800	13,334,999

			70,454,592
Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
4.00%, 04/13/28	USD	5,710	5,779,705
4.60%, 04/15/48		3,895	4,029,057
KBC Group NV, (EUR Swap Annual 5 Year + 4.76%), 5.63%(g)(i)	EUR	12,400	15,797,088
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24		3,303	4,148,223
Nyrstar NV, 5.00%, 07/11/22(h)		900	1,157,515
Solvay Finance SA(g)(i):
(EUR Swap Annual 5 Year + 4.89%), 5.12%		1,331	1,820,300
(EUR Swap Annual 5 Year + 3.70%), 5.42%		804	1,148,803
(EUR Swap Annual 5 Year + 5.22%), 5.87%		900	1,312,284

			35,192,975
Brazil — 0.4%
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21(b)	USD	10,000	10,650,000
Gol Finance, Inc., 7.00%, 01/31/25(b)		10,000	9,837,500

Security		Par (000)	Value
Brazil (continued)
Hidrovias International Finance SARL, 5.95%, 01/24/25(b)	USD	10,000	$9,902,000
Itau Unibanco Holding SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%(b)(g)(i)		2,896	2,838,080
MARB BondCo plc, 6.88%, 01/19/25(b)		23,707	21,691,905
Odebrecht Offshore Drilling Finance Ltd.(b):
6.72%, 12/01/22		6,884	6,608,931
6.72% ( 6.72% Cash or 7.72% PIK), 12/01/26(j)		184	53,283
Odebrecht Oil & Gas Finance Ltd., 0.00%(b)(i)(k)		1,010	19,687
Rede D’or Finance Sarl, 4.95%, 01/17/28(b)		12,141	11,533,950
Rumo Luxembourg Sarl(b):
7.38%, 02/09/24		15,000	16,053,000
5.88%, 01/18/25		11,185	11,045,188
Samarco Mineracao SA, 4.13%, 11/01/22(l)		10,000	7,380,100
Vrio Finco 1 LLC, 6.25%, 04/04/23(b)		15,000	15,150,000

			122,763,624
Canada — 0.4%
Air Canada Pass-Through Trust, 5.00%, 12/15/23(b)		13,132	13,493,298
Bombardier, Inc.(b):
8.75%, 12/01/21		4,860	5,327,775
6.00%, 10/15/22		1,950	1,932,937
6.13%, 01/15/23		2,940	2,932,621
Canbriam Energy, Inc., 9.75%, 11/15/19(b)		29,906	30,504,120
Enbridge, Inc., (LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(g)		8,655	8,573,803
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(b)		12,500	12,175,000
Hammerhead Resources, Inc., 9.00%, 07/10/22		41,000	39,360,000
Kinross Gold Corp., 4.50%, 07/15/27(b)		10,425	10,209,202
Transcanada Trust(g):
(LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76		7,833	8,165,903
(LIBOR USD 3 Month + 3.21%), 5.30%, 03/15/77		15,670	15,474,125

			148,148,784
Cayman Islands — 0.0%
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%, 6.00% Floor), 6.81%, 02/12/23(b)(g)		8,659	8,745,492
Pearl Holding III Ltd., 9.50%, 12/11/22		7,000	6,995,268

			15,740,760
Chile — 0.0%
Geopark Ltd., 6.50%, 09/21/24(b)		10,000	10,037,500

China — 1.8%
Agile Group Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(g)(i)		8,300	8,228,039
Alibaba Group Holding Ltd.:
3.40%, 12/06/27		18,440	17,501,496
4.00%, 12/06/37		2,025	1,916,073
4.20%, 12/06/47		4,890	4,690,998
Anton Oilfield Services Group, 9.75%, 12/05/20		9,700	10,088,291
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23		21,200	20,774,368
Baoxin Auto Finance I Ltd.:
6.63%, 04/02/19		7,045	7,045,000
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(g)(i)		16,280	15,296,411
CCTI Ltd., 3.63%, 08/08/22		18,215	17,590,644
CFLD Cayman Investment Ltd., 6.50%, 12/21/20		8,428	8,385,860
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%(g)(i)		5,374	5,388,854

12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
China (continued)
China City Construction International Co. Ltd., 5.35%, 07/03/17(l)	CNY	2,990	$332,018
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 4.65%(g)(i)	USD	6,650	6,519,727
China Evergrande Group:
6.25%, 06/28/21		2,850	2,821,828
4.25%, 02/14/23(h)	HKD	150,000	18,372,164
7.50%, 06/28/23	USD	9,095	8,887,334
8.75%, 06/28/25		6,087	6,070,565
China Huiyuan Juice Group Ltd., 6.50%, 08/16/20		4,012	3,891,624
China Lodging Group Ltd., 0.38%, 11/01/22(b)(h)		6,824	7,140,074
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22		13,838	13,401,010
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19		3,367	3,250,838
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 3.88%, 07/26/27(g)		7,245	7,042,930
CIFI Holdings Group Co. Ltd., 0.00%, 02/12/19(h)(k)	HKD	88,000	11,114,721
CITIC Ltd., 4.00%, 01/11/28	USD	12,915	12,221,865
CNAC HK Finbridge Co. Ltd.:
4.13%, 03/14/21		14,217	14,190,016
4.63%, 03/14/23		18,345	18,430,011
4.88%, 03/14/25		9,564	9,560,805
Cosmos Boom Investment Ltd., 0.50%, 06/23/20(h)		7,400	7,344,500
CRRC Corp. Ltd., 0.00%, 02/05/21(h)(k)		17,000	17,416,500
Ctrip.com International Ltd., 1.25%, 09/15/22(h)		2,028	2,106,666
Fantasia Holdings Group Co. Ltd.:
7.25%, 02/13/19		5,280	5,332,937
7.38%, 10/04/21		5,426	5,181,043
7.95%, 07/05/22		5,938	5,685,944
Future Land Development Holdings Ltd.:
2.25%, 02/10/19(h)	HKD	72,500	9,087,731
5.00%, 02/16/20	USD	4,475	4,411,992
Guojing Capital BVI Ltd., 3.95%, 12/11/22		15,639	15,162,417
Guorui Properties Ltd., 7.00%, 03/21/20		6,504	6,178,585
Haitian International Holdings Ltd., 2.00%, 02/13/19(h)		10,750	12,013,125
Harvest International Co., 0.00%, 11/21/22(h)(k)	HKD	96,000	13,164,886
Hongkong Xiangyu Investment Co. Ltd., 4.50%, 01/30/23	USD	8,105	7,898,412
Huarong Finance Co. Ltd., 4.25%, 11/07/27		12,750	12,041,980
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	9,300	11,240,068
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21	USD	5,000	4,982,090
Kaisa Group Holdings Ltd.:
7.25%, 06/30/20		1,669	1,637,239
8.50%, 06/30/22		5,573	5,207,322
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(g)(i)		9,600	9,300,432
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(g)(i)		11,900	11,667,879
Longfor Properties Co. Ltd., 4.50%, 01/16/28		5,473	5,221,932
New Metro Global Ltd., 5.00%, 08/08/22		2,102	1,975,674
Oceanwide Holdings International Co. Ltd., 7.75%, 07/27/20		2,583	2,466,316

Security		Par (000)	Value
China (continued)
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(g)(i)	USD	16,540	$16,121,406
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(h)(k)		6,250	6,312,500
Postal Savings Bank of China Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 4.50%(g)(i)		22,500	21,206,250
Powerlong Real Estate Holdings Ltd., 0.00%, 02/11/19(h)(k)	HKD	35,000	4,392,755
Prime Bloom Holdings Ltd., 6.95%, 07/05/22	USD	11,147	10,060,167
Redco Group:
7.00%, 11/14/18		2,965	2,979,825
6.38%, 02/27/19		6,900	6,905,175
Rock International Investment, Inc., 6.63%, 03/27/20		6,400	5,840,627
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		2,421	2,375,686
Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 08/09/22(h)(k)		24,600	25,614,750
Shui On Development Holding Ltd., (USD Swap Semi 5 Year + 8.81%), 7.50%(g)(h)(i)		7,000	7,446,250
SMCP Group SAS, 5.88%, 05/01/23	EUR	310	406,906
Sunac China Holdings Ltd., 6.88%, 08/08/20	USD	6,631	6,664,115
Tsinghua Unic Ltd., 5.38%, 01/31/23		7,224	7,050,920
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		4,289	4,050,364
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27		14,010	13,229,111
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(g)(i)		6,329	5,960,880
Xinyuan Real Estate Co. Ltd.:
8.13%, 08/30/19		1,850	1,843,094
9.88%, 03/19/20		3,785	3,793,634
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		7,915	7,761,069
Yunnan Energy Investment Overseas Finance Co. Ltd., 4.25%, 11/14/22		6,250	6,045,462
Zhejiang Expressway Co. Ltd., 0.00%, 04/21/22(h)(k)	EUR	18,800	22,363,306

			625,303,486
Colombia — 0.1%
Avianca Holdings SA, 8.38%, 05/10/20	USD	14,153	14,506,825
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		10,000	10,230,000

			24,736,825
Cyprus — 0.0%(h)
Volcan Holdings II plc, 3.88%, 10/10/20	GBP	2,300	3,860,179
Volcan Holdings plc, 4.13%, 04/11/20		6,600	11,941,438

			15,801,617
Czech Republic — 0.0%
CPI Property Group SA, 2.13%, 10/04/24	EUR	1,350	1,646,098
RESIDOMO Sro, 3.38%, 10/15/24		1,828	2,252,861

			3,898,959
Denmark — 0.1%
Danske Bank A/S(g)(i):
(EUR Swap Annual 6 Year + 4.64%), 5.75%		2,002	2,638,875
(EUR Swap Annual 5 Year + 5.47%), 5.88%		1,700	2,337,548
(USD Swap Semi 7 Year + 3.90%), 6.13%	USD	7,987	8,106,805
Orsted A/S, (EUR Swap Annual 5 Year + 2.82%), 3.00%, 11/06/3015(g)	EUR	7,400	9,572,051

			22,655,279
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)	USD	5,000	5,412,500

13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Finland — 0.0%
Stora Enso OYJ:
2.50%, 06/07/27	EUR	625	$776,860
2.50%, 03/21/28		1,164	1,411,677

			2,188,537
France — 0.7%
3AB Optique Developpement SAS, 4.00%, 10/01/23		711	870,156
Altarea SCA, 2.25%, 07/05/24		4,300	5,281,009
Altice France SA:
6.00%, 05/15/22(b)	USD	22,270	21,768,480
6.00%, 05/15/22		400	390,992
7.38%, 05/01/26(b)		3,790	3,609,975
Autodis SA:
(EURIBOR 3 Month + 4.38%, 4.38% Floor), 4.38%, 05/01/22(g)	EUR	925	1,156,854
BNP Paribas Cardif SA:
1.00%, 11/29/24		9,400	11,146,966
(EURIBOR 3 Month + 3.93%), 4.03%(g)(i)		4,200	5,601,589
BNP Paribas SA:
(EUR Swap Annual 5 Year + 5.23%), 6.12%(g)(i)		3,150	4,399,259
(USD Swap Semi 5 Year + 5.15%), 7.38%(g)(i)	USD	4,600	5,008,250
4.63%, 03/13/27(b)		27,385	27,822,248
(USD Swap Semi 5 Year + 1.48%), 4.38%, 03/01/33(b)(g)		6,200	6,064,158
Burger King France SAS:
(EURIBOR 3 Month + 5.25%, 5.25% Floor), 5.25%, 05/01/23(g)	EUR	1,602	1,995,643
6.00%, 05/01/24		1,093	1,418,851
Casino Guichard Perrachon SA:
4.56%, 01/25/23		1,000	1,338,456
4.50%, 03/07/24		1,200	1,561,536
CMA CGM SA, 5.25%, 01/15/25		983	1,086,221
Constantin Investissement 3 SASU, 5.38%, 04/15/25		590	715,253
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(g)(i)		1,600	2,168,043
Credit Agricole SA(g):
(USD Swap Semi 5 Year + 4.70%), 6.63%(i)	USD	12,400	12,725,500
(EUR Swap Annual 5 Year + 5.12%), 6.50%(i)	EUR	4,447	6,128,428
(USD Swap Semi 5 Year + 1.64%), 4.00%, 01/10/33	USD	21,275	20,247,064
Credit Mutuel Arkea SA:
3.50%, 02/09/29	EUR	3,700	4,936,200
(EURIBOR Swap Rate 5 Year + 1.45%), 1.88%, 10/25/29(g)		5,200	6,301,942
Elis SA, 1.88%, 02/15/23		800	979,291
Europcar Groupe SA:
5.75%, 06/15/22		460	586,525
4.13%, 11/15/24		1,826	2,241,184
Faurecia SA, 3.63%, 06/15/23		640	823,791
Groupama SA:
(EURIBOR 3 Month + 5.77%), 6.37%(g)(i)		700	1,005,807
6.00%, 01/23/27		2,200	3,276,324
Horizon Holdings I SAS, 7.25%, 08/01/23		1,226	1,582,073
Horizon Parent Holdings Sarl, 8.25% (8.25% Cash or 9.00% PIK), 02/15/22(j)		1,025	1,332,671
La Financiere Atalian SAS, 4.00%, 05/15/24		1,493	1,870,680
Loxam SAS:
3.50%, 04/15/22		235	299,276
3.50%, 05/03/23		1,000	1,264,275
4.25%, 04/15/24		907	1,175,129
6.00%, 04/15/25		800	1,059,221
Newco GB SAS, 8.00% (8.00% Cash or 8.75% PIK), 12/15/22(j)		700	860,238

Security		Par (000)	Value
France (continued)
Orange SA, (EUR Swap Annual 5 Year + 3.67%), 5.25%(g)(i)	EUR	2,110	$2,998,668
Orano SA, 4.88%, 09/23/24		7,100	9,566,133
Paprec Holding SA:
5.25%, 04/01/22		976	1,232,443
(EURIBOR 3 Month + 3.50%), 3.17%, 03/31/25(g)		363	447,632
4.00%, 03/31/25		1,020	1,259,954
Picard Groupe SAS, (EURIBOR 3 Month + 3.00%, 3.00% Floor), 3.00%, 11/30/23(g)		1,162	1,422,634
Rexel SA, 2.63%, 06/15/24		1,325	1,662,224
Sanofi SA:
0.00%, 03/21/20		1,800	2,221,330
(EURIBOR 3 Month + 0.15%), 0.00%, 03/21/20(g)		2,800	3,464,554
Societe Generale SA(g):
(LIBOR GBP 3 Month + 3.40%), 8.88%(i)	GBP	700	991,921
(USD Swap Semi 5 Year + 4.07%), 6.00%(i)	USD	12,300	12,438,498
(USD Swap Semi 5 Year + 6.24%), 7.38%(b)(i)		600	638,250
(EUR Swap Annual 5 Year + 0.90%), 1.37%, 02/23/28	EUR	2,100	2,567,056
SPIE SA, 3.13%, 03/22/24		700	867,775
TDF Infrastructure SAS, 2.50%, 04/07/26		2,000	2,591,500
Total SA(g)(i):
(EUR Swap Annual 5 Year + 1.86%), 2.25%		9,540	12,121,544
(EUR Swap Annual 5 Year + 2.75%), 2.71%		440	566,835
Verallia Packaging SASU, 5.13%, 08/01/22		1,325	1,686,055

			230,844,564
Germany — 0.8%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24		1,342	1,669,312
ADLER Real Estate AG:
4.75%, 04/08/20		941	1,201,838
1.50%, 12/06/21		1,200	1,473,309
2.13%, 02/06/24		6,970	8,493,605
Aroundtown SA, 1.50%, 01/18/21(h)		1,900	2,939,853
AT Securities BV, (USD Swap Semi 5 Year + 3.55%), 5.25%(g)(i)	USD	10,750	10,465,125
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(g)(i)	EUR	2,100	2,672,445
Bertelsmann SE & Co. KGaA(g):
(EUR Swap Annual 5 Year + 2.64%), 3.00%, 04/23/75		6,300	8,003,769
(EUR Swap Annual 5 Year + 3.21%), 3.50%, 04/23/75		2,400	3,018,107
BMBG Bond Finance SCA, 3.00%, 06/15/21		525	654,739
Capital Stage Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(g)(h)(i)		2,400	3,155,366
CTC BondCo GmbH, 5.25%, 12/15/25		1,293	1,578,721
Deutsche Bank AG:
4.50%, 05/19/26		5,100	6,894,579
(USD Swap Rate 5 Year + 2.55%), 4.88%, 12/01/32(g)	USD	52,250	48,310,872
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	300	398,836
Grand City Properties SA:
(EUR Swap Annual 5 Year + 3.89%), 3.75%(g)(i)		1,600	2,085,937
1.50%, 02/22/27		2,300	2,746,920
IHO Verwaltungs GmbH(j):
2.75% ( 2.75% Cash or 3.50% PIK), 09/15/21		1,215	1,521,907
3.25% ( 3.25% Cash or 4.00% PIK), 09/15/23		2,060	2,605,699
3.75% ( 3.75% Cash or 4.50% PIK), 09/15/26		5,800	7,436,919
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(g)		12,100	14,951,721
JH-Holding Finance SA, 8.25% ( 8.25% Cash or 0.00% PIK), 12/01/22(j)		721	932,020

14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Germany (continued)
Nidda BondCo GmbH, 5.00%, 09/30/25	EUR	1,000	$1,212,131
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		1,200	1,471,765
Platin 1426 GmbH, 5.38%, 06/15/23		5,234	6,349,369
ProGroup AG:
5.13%, 05/01/22		573	723,097
(EURIBOR 3 Month + 2.50%, 2.50% Floor), 2.50%, 03/31/24(g)		527	651,741
Raffinerie Heide GmbH, 6.38%, 12/01/22		755	940,305
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(g)		1,000	1,268,348
Senvion Holding GmbH, 3.88%, 10/25/22		2,939	3,248,154
thyssenkrupp AG:
2.75%, 03/08/21		500	647,463
1.38%, 03/03/22		2,525	3,118,786
2.50%, 02/25/25		500	644,737
TLG Immobilien AG, 1.38%, 11/27/24		2,200	2,680,009
Unitymedia GmbH, 3.75%, 01/15/27		8,900	11,500,526
Unitymedia Hessen GmbH & Co. KG:
5.00%, 01/15/25(b)	USD	7,530	7,661,775
3.50%, 01/15/27	EUR	326	420,180
6.25%, 01/15/29		3,026	4,192,185
Volkswagen International Finance NV(g)(i):
(EUR Swap Annual 7 Year + 2.53%), 3.75%		11,061	14,464,172
(EUR Swap Annual 5 Year + 2.54%), 2.70%		7,800	9,712,450
(EUR Swap Annual 10 Year + 3.37%), 3.88%		12,300	15,347,629
(EUR Swap Annual 15 Year + 3.06%), 3.50%		5,900	7,150,760
Vonovia Finance BV:
(EURIBOR 3 Month + 0.45%), 0.12%, 12/22/22(g)		1,300	1,598,619
0.75%, 01/15/24		1,300	1,573,131
1.50%, 01/14/28		1,200	1,435,345
ZF North America Capital, Inc.:
4.50%, 04/29/22(b)	USD	19,184	19,423,800
2.75%, 04/27/23	EUR	4,500	5,963,874
4.75%, 04/29/25(b)	USD	12,805	12,965,063

			269,577,013
Greece — 0.1%
Alpha Bank AE, 2.50%, 02/05/23	EUR	4,800	5,899,031
National Bank of Greece SA, 2.75%, 10/19/20		4,943	6,220,714
OTE plc, 3.50%, 07/09/20		2,381	3,076,304
Titan Global Finance plc:
3.50%, 06/17/21		350	453,547
2.38%, 11/16/24		1,501	1,800,363

			17,449,959
Guatemala — 0.0%(b)
Central American Bottling Corp., 5.75%, 01/31/27	USD	1,405	1,442,247
Energuate Trust, 5.88%, 05/03/27		5,000	5,037,500

			6,479,747
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 05/30/23(b)		2,331	2,412,763
Summit Germany Ltd., 2.00%, 01/31/25	EUR	748	893,723

			3,306,486
Honduras — 0.0%
Inversiones Atlantida SA, 8.25%, 07/28/22(b)	USD	4,402	4,567,075

Hong Kong — 0.4%
Asia View Ltd., 1.50%, 08/08/19(h)		9,500	10,806,250
Bagan Capital Ltd., 0.00%, 09/23/21(h)(k)		14,650	14,302,062
Bank of East Asia Ltd. (The)(g)(i):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.83%), 5.50%		6,641	6,615,651

Security		Par (000)	Value
Hong Kong (continued)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%	USD	4,563	$4,547,463
China Cinda Finance I Ltd., 4.75%, 02/08/28		19,116	18,961,046
China Overseas Finance Investment Cayman V Ltd., 0.00%, 01/05/23(h)(k)		14,200	14,973,900
Dah Sing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 4.25%, 11/30/26(g)		3,380	3,387,132
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(g)(i)		3,865	3,773,206
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		9,410	9,081,092
Haitong International Securities Group Ltd., 0.00%, 10/25/21(h)(k)	HKD	130,000	16,895,702
Hongkong & Shanghai Banking Corp. Ltd. (The), (LIBOR USD 3 Month + 0.00%), 2.00%(g)(i)	USD	4,100	3,693,227
IT Ltd., 6.25%, 05/15/18	CNY	25,100	3,974,873
Jiayuan International Group Ltd., 8.25%, 11/14/18	USD	3,590	3,598,975
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		4,805	4,817,012
Nickel Resources International Holdings Co. Ltd., 12.00%, 12/12/18(c)(l)	HKD	8,000	101,935
REXLot Holdings Ltd.(h)(l):
6.00%, 04/28/17		1,103	98,363
4.50%, 04/17/19		15,091	1,538,300
Wing Lung Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/27(g)	USD	14,745	14,322,187

			135,488,376
India — 0.2%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24		7,245	7,349,690
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27		2,132	1,989,836
Adani Transmission Ltd., 4.00%, 08/03/26		8,297	7,723,578
Glenmark Pharmaceuticals Ltd., 2.00%, 06/28/22(h)		5,250	5,591,250
Housing Development Finance Corp. Ltd., 7.00%, 01/09/20	INR	350,000	5,326,000
Lodha Developers International Ltd., 12.00%, 03/13/20	USD	2,170	2,262,225
Suzlon Energy Ltd., 5.75%, 07/16/19(d)(h)		5,000	4,725,000
UPL Corp. Ltd., 4.50%, 03/08/28		14,500	14,308,426
Vedanta Resources plc, 7.13%, 05/31/23		7,575	7,840,125
Videocon Industries Ltd., 2.80%, 12/31/20(d)(h)		735	249,893
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		13,800	13,540,864

			70,906,887
Indonesia — 0.2%
ABM Investama Tbk. PT, 7.13%, 08/01/22		1,948	1,928,623
Bumi Resources Tbk. PT, 0.00%, 12/11/22(h)(k)		493	179,936
Eterna Capital Pte. Ltd., 8.00% ( 8.00% Cash or 8.00% PIK), 12/11/22(j)		3,911	3,903,075
Jababeka International BV, 6.50%, 10/05/23(b)		2,916	2,806,851
Medco Platinum Road Pte. Ltd., 6.75%, 01/30/25		5,125	4,880,712
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		10,500	11,099,046
Minejesa Capital BV, 4.63%, 08/10/30		13,875	13,362,194
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		2,928	2,874,183
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/23		11,785	11,667,622

			52,702,242
Ireland — 0.3%
Allied Irish Banks plc(g):
(EUR Swap Annual 5 Year + 7.34%), 7.38%(i)	EUR	1,374	1,889,694
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/25		2,389	3,149,135

15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Ireland (continued)
Ardagh Packaging Finance plc:
6.00%, 06/30/21(b)	USD	3,850	$3,927,000
4.25%, 09/15/22(b)		7,408	7,370,960
4.13%, 05/15/23	EUR	1,768	2,272,973
4.63%, 05/15/23(b)	USD	24,674	24,766,528
2.75%, 03/15/24	EUR	2,875	3,573,025
6.75%, 05/15/24		1,459	1,945,577
4.75%, 07/15/27	GBP	1,301	1,774,925
Bank of Ireland(g):
(EUR Swap Annual 5 Year + 6.96%), 7.38%(i)	EUR	21,318	29,022,207
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 06/11/24		1,915	2,451,177
Bank of Ireland Group plc(g):
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27	GBP	10,510	14,413,785
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.50%), 4.12%, 09/19/27	USD	5,725	5,559,261
eircom Finance DAC, 4.50%, 05/31/22	EUR	1,537	1,935,267
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	2,600	3,663,850

			107,715,364
Israel — 0.0%
Teva Pharmaceutical Finance Netherlands II BV:
3.25%, 04/15/22	EUR	1,973	2,432,048
1.25%, 03/31/23		1,830	2,036,686
1.13%, 10/15/24		1,869	1,914,238
4.50%, 03/01/25		983	1,212,556
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	USD	9,048	8,749,211

			16,344,739
Italy — 1.1%
Assicurazioni Generali SpA:
(LIBOR GBP 3 Month + 2.20%), 6.42%(g)(i)	GBP	100	149,751
4.13%, 05/04/26	EUR	1,600	2,174,788
(EURIBOR 3 Month + 7.11%), 7.75%, 12/12/42(g)		4,900	7,569,992
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47(g)		1,738	2,456,627
Banca IFIS SpA, (EUR Swap Annual 5 Year + 4.25%), 4.50%, 10/17/27(g)		1,375	1,709,359
Banca Monte dei Paschi di Siena SpA, (EUR Swap Annual 5 Year + 5.01%), 5.38%, 01/18/28(g)		11,625	13,624,542
Banco BPM SpA:
4.25%, 01/30/19		600	761,452
2.75%, 07/27/20		2,300	2,948,670
Buzzi Unicem SpA, 2.13%, 04/28/23		1,389	1,780,082
Enel Finance International NV, 2.75%, 04/06/23(b)	USD	14,910	14,408,100
Enel SpA(g):
(EUR Swap Annual 5 Year + 5.24%), 6.50%, 01/10/74	EUR	907	1,167,531
(EUR Swap Annual 5 Year + 3.65%), 5.00%, 01/15/75		2,980	3,934,413
(GBP Swap 5 Year + 5.66%), 7.75%, 09/10/75	GBP	957	1,517,997
Intesa Sanpaolo SpA:
5.15%, 07/16/20	EUR	1,750	2,360,541
(EUR Swap Annual 5 Year + 6.88%), 7.00%(g)(i)		18,063	24,208,944
3.13%, 07/14/22(b)	USD	18,180	17,569,875
6.63%, 09/13/23	EUR	610	925,256
5.02%, 06/26/24(b)	USD	33,158	32,705,328
(USD Swap Semi 5 Year + 5.46%), 7.70%(b)(g)(i)		8,480	8,882,800
5.71%, 01/15/26(b)		22,090	22,168,771
(EUR Swap Annual 5 Year + 7.19%), 7.75%(g)(i)	EUR	20,420	30,680,598
4.38%, 01/12/48(b)	USD	13,875	12,896,425

Security		Par (000)	Value
Italy (continued)
Leonardo US Holdings, Inc.(b):
7.38%, 07/15/39	USD	676	$824,720
6.25%, 01/15/40		478	528,190
Mercury Bondco plc(j):
7.13% ( 7.13% Cash or 7.88% PIK), 05/30/21	EUR	2,800	3,551,650
8.25% ( 8.25% Cash or 9.00% PIK), 05/30/21		2,327	2,981,699
Sisal Group SpA, 7.00%, 07/31/23		5,216	6,695,908
Snaitech SpA, 6.38%, 11/07/21		960	1,251,870
Telecom Italia Capital SA, 6.38%, 11/15/33	USD	3,455	3,748,675
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	3,339	6,121,649
Telecom Italia SpA:
1.13%, 03/26/22(h)		12,000	14,559,570
3.25%, 01/16/23		1,894	2,527,178
5.88%, 05/19/23	GBP	800	1,277,152
3.63%, 01/19/24	EUR	709	959,679
5.30%, 05/30/24(b)	USD	3,782	3,848,185
3.00%, 09/30/25	EUR	1,820	2,358,802
2.38%, 10/12/27		1,000	1,205,546
UniCredit SpA:
(EUR Swap Annual 5 Year + 6.10%), 6.75%(g)(i)		1,415	1,874,767
(EUR Swap Annual 5 Year + 9.30%), 9.25%(g)(i)		15,836	23,302,870
6.95%, 10/31/22		3,329	5,005,452
(EUR Swap Annual 5 Year + 6.39%), 6.62%(g)(i)		25,485	34,023,450
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(g)		5,106	6,927,557
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(g)		2,655	3,534,889
(USD Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(b)(g)	USD	29,012	29,427,452
Wind Tre SpA:
2.63%, 01/20/23	EUR	1,120	1,241,939
3.13%, 01/20/25		2,515	2,727,100

			367,107,791
Jamaica — 0.0%
Digicel Group Ltd.(b):
8.25%, 09/30/20	USD	5,000	4,300,000
7.13%, 04/01/22		10,000	7,800,000

			12,100,000
Japan — 0.9%
ANA Holdings, Inc.(h)(k):
0.00%, 09/16/22	JPY	70,000	677,600
0.00%, 09/19/24		540,000	5,258,916
Chugoku Electric Power Co., Inc. (The)(h)(k):
0.00%, 03/25/20		130,000	1,206,170
0.00%, 01/25/22		570,000	5,551,078
CyberAgent, Inc., 0.00%, 02/17/23(h)(k)		330,000	3,463,814
Daio Paper Corp., 0.00%, 09/17/20(h)(k)		1,840,000	18,221,888
Ezaki Glico Co. Ltd., 0.00%, 01/30/24(h)(k)		120,000	1,158,780
HIS Co. Ltd.(h)(k):
0.00%, 08/30/19		1,090,000	10,615,220
0.00%, 11/15/24		530,000	5,248,696
Hosiden Corp., 0.00%, 09/20/24(h)(k)		290,000	2,779,945
Iida Group Holdings Co. Ltd., 0.00%, 06/18/20(h)(k)		940,000	8,977,727
Iwatani Corp., 0.00%, 10/22/20(h)(k)		330,000	3,411,494
Kansai Paint Co. Ltd.(h)(k):
0.00%, 06/17/19		880,000	8,694,141
0.00%, 06/17/22		750,000	7,365,725
Kyushu Electric Power Co., Inc., 0.00%, 03/31/22(h)(k)		250,000	2,458,179
LIXIL Group Corp.(h)(k):
0.00%, 03/04/20		840,000	7,821,343
0.00%, 03/04/22		370,000	3,448,593

16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Japan (continued)
Mitsubishi Chemical Holdings Corp.(h)(k):
0.00%, 03/30/22	JPY	1,560,000	$15,503,971
0.00%, 03/29/24		420,000	4,243,221
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22	USD	10,257	10,121,689
2.67%, 07/25/22		24,550	23,785,080
Mitsui OSK Lines Ltd., 0.00%, 04/24/20(h)(k)		4,100	3,889,875
Mizuho Financial Group, Inc.:
2.95%, 02/28/22		22,152	21,777,075
4.02%, 03/05/28		16,300	16,384,949
Nagoya Railroad Co. Ltd., 0.00%, 12/11/24(h)(k)	JPY	1,370,000	13,873,173
Resorttrust, Inc., 0.00%, 12/01/21(h)(k)		1,190,000	11,426,930
Shimizu Corp., 0.00%, 10/16/20(h)(k)		500,000	4,892,862
Shizuoka Bank Ltd. (The)(h):
0.00%, 04/25/18(k)	USD	9,400	9,306,000
(LIBOR USD 3 Month - 0.50%), 1.25%, 01/25/23(g)		1,900	1,976,000
SoftBank Group Corp.:
4.75%, 09/19/24		1,780	1,722,007
4.75%, 07/30/25	EUR	1,607	2,056,664
Sumitomo Forestry Co. Ltd., 0.00%, 08/24/18(h)(k)	JPY	350,000	3,289,319
T&D Holdings, Inc., 0.00%, 06/05/20(h)(k)		780,000	7,532,071
Takashimaya Co. Ltd., 0.00%, 12/11/18(h)(k)		520,000	4,836,897
Tohoku Electric Power Co., Inc.(h)(k):
0.00%, 12/03/18		170,000	1,583,690
0.00%, 12/03/20		1,070,000	9,967,929
Transcosmos, Inc., 0.00%, 12/22/20(h)(k)		420,000	3,966,919
Universal Entertainment Corp., 8.50% ( 8.50% Cash or 8.50% PIK), 08/24/20(b)(j)	USD	21,332	21,732,156
Yamaguchi Financial Group, Inc., (LIBOR USD 3 Month - 0.50%), 1.79%, 03/26/20(g)(h)		10,200	10,712,550

			300,940,336
Jersey — 0.0%
LHC3 plc, 4.12% ( 4.12% Cash or 9.00% PIK), 08/15/24(j)	EUR	5,630	6,969,219

Luxembourg — 0.2%
Altice Financing SA(b):
6.63%, 02/15/23	USD	6,774	6,706,260
7.50%, 05/15/26		7,380	7,232,400
Altice Finco SA:
8.13%, 01/15/24(b)		1,000	1,030,000
4.75%, 01/15/28	EUR	4,890	5,272,730
Altice Luxembourg SA:
7.75%, 05/15/22(b)	USD	800	742,992
6.25%, 02/15/25	EUR	2,165	2,467,593
ArcelorMittal:
3.00%, 04/09/21		500	658,359
3.13%, 01/14/22		100	132,644
ARD Finance SA, 6.63% ( 6.63% Cash or 7.38% PIK), 09/15/23(j)		700	908,567
Bevco Lux Sarl, 1.75%, 02/09/23		3,525	4,330,119
DEA Finance SA, 7.50%, 10/15/22		1,204	1,620,867
Dragon Aviation Finance Luxembourg SA, 4.00%, 11/28/22	USD	12,777	12,601,152
Garfunkelux Holdco 3 SA, (EURIBOR 3 Month + 4.50%, 4.50% Floor), 4.50%, 09/01/23(g)	EUR	1,040	1,172,560
Hercule Debtco Sarl, 6.75% ( 6.75% Cash or 7.50% PIK), 06/30/24(j)		823	1,018,230
INEOS Finance plc, 4.00%, 05/01/23		2,031	2,550,624
INEOS Group Holdings SA, 5.38%, 08/01/24		2,000	2,595,885
Kleopatra Holdings 1 SCA, 8.50% ( 8.50% Cash or 9.25% PIK), 06/30/23(j)		817	892,687

Security		Par (000)	Value
Luxembourg (continued)
Matterhorn Telecom SA:
3.88%, 05/01/22	EUR	1,800	$2,230,203
(EURIBOR 3 Month + 3.25%), 3.25%, 02/01/23(g)		213	262,086
4.00%, 11/15/27		2,760	3,265,294
Schmolz+Bickenbach Luxembourg Finance SA, 5.63%, 07/15/22		560	720,128
SELP Finance Sarl, 1.50%, 11/20/25		1,175	1,427,128
SES SA(g)(i):
(EUR Swap Annual 5 Year + 4.66%), 4.62%		5,500	7,038,174
(EUR Swap Annual 5 Year + 5.40%), 5.63%		900	1,186,584
Swissport Financing Sarl:
6.75%, 12/15/21		43	54,233
9.75%, 12/15/22		1,830	2,353,094
Telenet Finance V Luxembourg SCA, 6.75%, 08/15/24		2,605	3,397,321
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27		2,250	2,986,566
Unilabs Subholding AB, 5.75%, 05/15/25		1,581	1,960,817
WFS Global Holding SAS, 9.50%, 07/15/22		2,253	2,946,853

			81,762,150
Malaysia — 0.2%
1MDB Energy Ltd., 5.99%, 05/11/22	USD	11,400	12,059,068
Cahaya Capital Ltd., 0.00%, 09/18/21(h)(k)		5,000	5,198,750
Cindai Capital Ltd., 0.00%, 02/08/23(h)(k)		25,238	25,774,307
Gohl Capital Ltd., 4.25%, 01/24/27		17,256	16,967,825

			59,999,950
Mexico — 0.2%
Alpha Holding SA de CV, 10.00%, 12/19/22(b)		3,148	3,109,280
Axtel SAB de CV, 6.38%, 11/14/24(b)		9,790	9,936,850
Cydsa SAB de CV, 6.25%, 10/04/27(b)		10,000	9,912,500
Docuformas SAPI de CV, 9.25%, 10/11/22(b)		5,000	4,800,000
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		8,614	8,614,000
Mexichem SAB de CV, 5.50%, 01/15/48(b)		7,585	7,063,531
Trust F/1401, 6.95%, 01/30/44		5,000	5,212,500
Unifin Financiera SAB de CV SOFOM ENR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%(b)(g)(i)		10,000	9,750,000

			58,398,661
Mongolia — 0.0%
Energy Resources LLC, 8.00%, 09/30/22(a)		3,281	3,322,374

Netherlands — 0.7%
ABN AMRO Bank NV(g)(i):
(EUR Swap Annual 5 Year + 5.45%), 5.75%	EUR	10,600	14,226,558
(EUR Swap Annual 5 Year + 3.90%), 4.75%		19,000	24,174,589
Achmea BV, (EURIBOR 3 Month + 4.55%), 4.25%(g)(i)		2,580	3,336,070
AerCap Ireland Capital DAC:
3.50%, 05/26/22	USD	6,791	6,689,675
3.65%, 07/21/27		17,015	15,933,714
Constellium NV, 4.25%, 02/15/26	EUR	3,327	4,141,604
Cooperatieve Rabobank UA(g)(i):
(EUR Swap Annual 5 Year + 5.25%), 5.50%		2,242	2,975,914
(EUR Swap Annual 5 Year + 6.70%), 6.62%		1,800	2,519,346
ING Groep NV(g):
(USD Swap Semi 5 Year + 4.45%), 6.00%(i)	USD	8,250	8,456,250
(USD Swap Semi 5 Year + 1.94%), 4.70%, 03/22/28		20,150	20,425,773
2.00%, 03/22/30	EUR	14,500	17,931,303
Koninklijke KPN NV(g):
(EUR Swap Annual 5 Year + 5.20%), 6.12%(i)		1,828	2,305,611
(GBP Swap 5 Year + 5.51%), 6.88%, 03/14/73	GBP	890	1,348,564
Lincoln Finance Ltd., 6.88%, 04/15/21	EUR	1,425	1,813,094

17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Netherlands (continued)
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(g)(i)	EUR	4,250	$5,631,952
NXP BV(b):
4.13%, 06/01/21	USD	33,803	34,141,030
3.88%, 09/01/22		7,185	7,131,113
United Group BV:
4.38%, 07/01/22	EUR	971	1,215,492
(EURIBOR 3 Month + 4.38%, 4.38% Floor), 4.38%, 07/01/23(g)		1,581	1,952,516
4.88%, 07/01/24		3,844	4,795,311
UPC Holding BV, 3.88%, 06/15/29		4,220	4,848,236
UPCB Finance IV Ltd., 4.00%, 01/15/27		2,610	3,303,323
UPCB Finance VII Ltd., 3.63%, 06/15/29		1,300	1,550,718
Ziggo Bond Co. BV, 7.13%, 05/15/24		810	1,076,063
Ziggo Bond Finance BV:
4.63%, 01/15/25		2,613	3,231,010
5.88%, 01/15/25(b)	USD	1,240	1,171,800
Ziggo Secured Finance BV:
4.25%, 01/15/27	EUR	3,530	4,376,846
5.50%, 01/15/27(b)	USD	29,094	27,339,923

			228,043,398
Norway — 0.1%
Aker BP ASA, 5.88%, 03/31/25(b)		1,800	1,822,500
DNB Bank ASA(g)(i):
(USD Swap Semi 5 Year + 4.08%), 5.75%		13,600	13,770,000
(USD Swap Semi 5 Year + 5.08%), 6.50%		1,375	1,429,659

			17,022,159
Peru — 0.1%(b)
Inkia Energy Ltd., 5.88%, 11/09/27		8,721	8,470,271
Nexa Resources SA, 5.38%, 05/04/27		10,000	10,237,500
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27		10,000	9,537,500

			28,245,271
Philippines — 0.1%
AYC Finance Ltd., 0.50%, 05/02/19(h)		6,800	7,012,500
Royal Capital BV(i):
5.88%		9,500	9,327,765
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(g)		1,849	1,798,337
Union Bank of the Philippines, 3.37%, 11/29/22		13,345	12,982,897
VLL International, Inc., 5.75%, 11/28/24		4,445	4,401,324

			35,522,823
Portugal — 0.0%
Banco Espirito Santo SA(l):
2.63%, 05/08/17	EUR	6,100	2,251,723
4.75%, 01/15/18		15,500	5,578,553
4.00%, 01/21/19		19,000	7,013,565

			14,843,841
Singapore — 0.1%
Puma International Financing SA, 5.00%, 01/24/26(b)	USD	16,356	15,626,375
Suntec REIT, 1.75%, 11/30/24(h)	SGD	14,250	10,692,364
United Overseas Bank Ltd., (USD Swap Semi 5 Year + 1.79%), 3.88%(g)(i)	USD	10,261	9,840,525

			36,159,264
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	540	690,190

South Korea — 0.3%
Daegu Bank Ltd. (The), 3.75%, 08/13/23	USD	8,045	8,048,685
GS Engineering & Construction Corp., 4.50%, 07/21/21(h)		8,200	8,856,000

Security		Par (000)	Value
South Korea (continued)
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(g)	USD	5,789	$5,472,075
Hyundai Capital Services, Inc., 3.00%, 08/29/22		12,400	12,045,398
Hyundai Heavy Industries Co. Ltd., 0.00%, 06/29/20(h)(k)		2,400	2,361,000
Kakao Corp., 0.00%, 05/11/21(h)(k)	KRW	5,200,000	5,500,516
Woori Bank:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.50%(g)(i)	USD	10,724	10,496,866
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%(g)(i)		21,975	21,729,320
4.75%, 04/30/24		18,700	19,086,809

			93,596,669
Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA(g)(i):
(USD Swap Semi 5 Year + 8.26%), 9.00%		3,000	3,016,140
(EUR Swap Annual 5 Year + 6.16%), 7.00%	EUR	10,400	13,421,158
(EUR Swap Annual 5 Year + 9.18%), 8.88%		15,200	22,133,277
Banco de Sabadell SA, 5.63%, 05/06/26		8,600	12,474,035
Bankia SA(g):
(EUR Swap Annual 5 Year + 5.82%), 6.00%(i)		15,800	20,437,273
(EUR Swap Annual 5 Year + 3.17%), 4.00%, 05/22/24		3,500	4,463,386
(EUR Swap Annual 5 Year + 3.35%), 3.38%, 03/15/27		17,500	22,873,942
CaixaBank SA(g):
(EUR Swap Annual 5 Year + 6.50%), 6.75%(i)		30,600	42,635,961
(EUR Swap Annual 5 Year + 4.50%), 5.25%(i)		1,000	1,228,912
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 02/15/27		400	528,995
(EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28		1,600	2,062,730
Cellnex Telecom SA:
2.38%, 01/16/24		2,600	3,253,402
1.50%, 01/16/26(h)		300	381,907
Cirsa Funding Luxembourg SA:
5.75%, 05/15/21		400	506,994
5.88%, 05/15/23		2,170	2,744,465
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21		4,029	5,185,230
7.63%, 11/01/21(b)	USD	1,200	1,215,000
Gas Natural Fenosa Finance BV(g)(i):
(EUR Swap Annual 8 Year + 3.35%), 4.13%	EUR	2,500	3,262,474
(EUR Swap Annual 9 Year + 3.08%), 3.38%		4,300	5,343,950
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23		650	828,865
Grifols SA, 3.20%, 05/01/25		800	990,788
Grupo-Antolin Irausa SA, 3.25%, 04/30/24		1,237	1,561,229
Inmobiliaria Colonial Socimi SA:
1.63%, 11/28/25		1,400	1,698,117
2.50%, 11/28/29		1,800	2,209,056
Masaria Investments SAU, 5.00%, 09/15/24		2,793	3,440,943
NH Hotel Group SA, 3.75%, 10/01/23		978	1,260,541
Repsol International Finance BV(g):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(i)		15,500	20,416,740
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		2,247	3,023,470
Telefonica Europe BV(g)(i):
(EUR Swap Annual 5 Year + 5.04%), 6.50%		1,700	2,149,933
(EUR Swap Annual 5 Year + 3.81%), 4.20%		14,200	18,367,361
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	1,400	2,139,505
(EUR Swap Annual 8 Year + 5.59%), 7.63%	EUR	1,800	2,657,506
(EUR Swap Annual 5 Year + 3.86%), 3.75%		1,100	1,409,248

18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Spain (continued)
(EUR Swap Annual 5 Year + 2.33%), 2.63%	EUR	1,400	$1,683,785
(EUR Swap Annual 10 Year + 4.30%), 5.88%		2,000	2,797,964

			233,804,282
Sweden — 0.1%
Akelius Residential Property AB, (EUR Swap Annual 5 Year + 3.49%), 4.00%, 10/05/78(g)		750	922,884
Fastighets AB Balder, (EUR Swap Annual 5 Year + 2.90%), 3.00%, 03/07/78(g)		1,060	1,259,084
Intrum Justitia AB:
2.75%, 07/15/22		2,793	3,359,405
3.13%, 07/15/24		630	749,635
Nordea Bank AB(g)(i):
(USD Swap Rate 5 Year + 3.56%), 5.50%	USD	1,440	1,454,400
(EUR Swap Annual 5 Year + 3.00%), 3.50%	EUR	12,830	15,454,758
Ovako AB, 5.00%, 10/05/22		2,300	2,906,955
Skandinaviska Enskilda Banken AB, (USD Swap Semi 5 Year + 3.49%), 5.63%(g)(i)	USD	13,600	13,701,021
Swedbank AB, (USD Swap Semi 5 Year + 4.11%), 6.00%(g)(i)		1,200	1,224,000
Telefonaktiebolaget LM Ericsson, 1.88%, 03/01/24	EUR	1,160	1,381,159
Verisure Holding AB, 6.00%, 11/01/22		396	513,263
Verisure Midholding AB, 5.75%, 12/01/23		1,090	1,324,533
Volvo Car AB, 2.00%, 01/24/25		3,500	4,274,276

			48,525,373
Switzerland — 0.4%
Credit Suisse AG, 6.50%, 08/08/23	USD	33,760	36,680,240
Credit Suisse Group AG:
(USD Swap Semi 5 Year + 5.11%), 7.13%(g)(i)		12,985	13,569,325
3.57%, 01/09/23(b)		29,000	28,828,315
(USD Swap Semi 5 Year + 4.60%), 7.50%(g)(i)		5,400	5,846,504
(USD Swap Semi 5 Year + 3.46%), 6.25%(g)(i)		13,300	13,649,125
EFG International Guernsey Ltd., (USD Swap Semi 5 Year + 2.98%), 5.00%, 04/05/27(g)		6,300	6,276,772
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG, (EURIBOR 3 Month + 3.65%), 3.38%, 09/29/47(g)	EUR	6,425	8,202,103
LafargeHolcim Finance US LLC, 3.50%, 09/22/26(b)	USD	1,653	1,576,293
UBS Group AG(g)(i):
(USD Swap Rate 5 Year + 5.50%), 6.87%		1,600	1,676,800
(USD Swap Semi 5 Year + 5.88%), 7.13%		860	905,683
(EUR Swap Annual 5 Year + 5.29%), 5.75%	EUR	2,789	3,822,084
(USD Swap Semi 5 Year + 4.87%), 7.00%	USD	6,545	7,044,056
UBS Group Funding Switzerland AG:
(USD Swap Semi 5 Year + 2.43%), 5.00%(g)(i)		5,025	4,698,235
4.25%, 03/23/28(b)		9,394	9,456,312

			142,231,847
Taiwan — 0.1%(h)(k)
Bizlink Holding, Inc., 0.00%, 02/01/23		7,750	8,021,250
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22		6,400	6,529,600
Neo Solar Power Corp., 0.00%, 10/27/19		6,700	6,641,375
TPK Holding Co. Ltd., 0.00%, 04/08/20		21,000	21,866,250
Zhen Ding Technology Holding Ltd., 0.00%, 06/26/19		5,800	5,853,650

			48,912,125
Thailand — 0.1%
Bangkok Dusit Medical Services PCL, 0.00%, 09/18/19(h)(k)	THB	256,000	9,199,872
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%(g)(i)	USD	9,400	9,238,047
Singha Estate PCL, 2.00%, 07/20/22(h)		9,700	9,833,375

			28,271,294

Security		Par (000)	Value
Turkey — 0.0%(b)
Petkim Petrokimya Holding A/S, 5.88%, 01/26/23	USD	8,824	$8,646,038
Turkish Airlines Pass-Through Trust, 4.20%, 03/15/27		7,041	6,671,257

			15,317,295
United Arab Emirates — 0.0%
Emirates Reit Sukuk Ltd., 5.13%, 12/12/22		5,507	5,452,811

United Kingdom — 1.8%
AA Bond Co. Ltd., 2.75%, 07/31/23	GBP	7,535	9,925,997
Anglo American Capital plc(b):
4.88%, 05/14/25	USD	6,152	6,304,614
4.00%, 09/11/27		12,440	11,930,002
Ardonagh Midco 3 plc, 8.38%, 07/15/23	GBP	5,300	7,621,797
Arrow Global Finance plc:
5.13%, 09/15/24		1,525	2,112,591
(EURIBOR 3 Month + 2.88%, 2.88% Floor), 2.88%, 04/01/25(g)	EUR	847	1,015,490
(EURIBOR 3 Month + 3.75%, 3.75% Floor), 3.75%, 03/01/26(g)		1,434	1,740,010
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	675	973,064
Barclays plc:
(EUR Swap Annual 5 Year + 5.88%), 6.50%(g)(i)	EUR	9,800	12,804,633
(EUR Swap Annual 5 Year + 6.75%), 8.00%(g)(i)		9,400	13,156,587
(USD Swap Semi 5 Year + 6.77%), 7.88%(g)(i)	USD	725	769,953
(EUR Swap Annual 5 Year + 1.90%), 2.00%, 02/07/28(g)	EUR	15,766	19,200,781
3.25%, 01/17/33	GBP	2,500	3,383,478
BAT International Finance plc, 2.25%, 01/16/30	EUR	5,100	6,300,635
Cabot Financial Luxembourg SA:
6.50%, 04/01/21	GBP	500	708,846
7.50%, 10/01/23		1,986	2,911,744
Centrica plc, (EUR Swap Annual 5 Year + 2.69%), 3.00%, 04/10/76(g)	EUR	12,300	15,560,345
Channel Link Enterprises Finance plc(g):
(EURIBOR 6 Month + 5.55%), 1.76%, 06/30/50		6,525	8,171,115
(EURIBOR 6 Month + 5.90%), 2.71%, 06/30/50		4,400	5,621,092
(LIBOR GBP 6 Month + 5.78%), 3.04%, 06/30/50	GBP	3,075	4,270,224
CNH Industrial Finance Europe SA, 1.75%, 09/12/25	EUR	1,075	1,334,824
Cognita Financing plc, 7.75%, 08/15/21	GBP	684	988,442
Coventry Building Society, (GBP Swap 5 Year + 4.11%), 6.37%(g)(i)		9,040	13,079,467
CPUK Finance Ltd.:
4.25%, 08/28/22		9,116	12,861,792
4.88%, 08/28/25		1,703	2,395,868
Dignity Finance plc:
3.55%, 12/31/34		2,135	3,160,848
4.70%, 12/31/49		485	631,959
EC Finance plc, 2.38%, 11/15/22	EUR	972	1,197,791
EI Group plc:
6.38%, 02/15/22	GBP	1,550	2,261,617
6.00%, 10/06/23		6,106	9,297,416
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24	EUR	2,030	2,722,617
Fiat Chrysler Finance Europe SA, 4.75%, 07/15/22		2,412	3,339,621
Greene King Finance plc:
(LIBOR GBP 3 Month + 2.50%), 3.11%, 12/15/33(g)	GBP	26,157	37,248,598
4.06%, 03/15/35		4,626	6,961,590
HBOS Capital Funding LP, 6.85%(i)	USD	7,996	8,118,339
HSBC Holdings plc(g)(i):
(USD Swap Rate 5 Year + 3.45%), 6.25%		37,305	38,144,363
(USD Swap Rate 5 Year + 3.71%), 6.38%		3,100	3,138,750
(USD Swap Rate 5 Year + 4.37%), 6.38%		770	792,137
(USD Swap Rate 5 Year + 3.75%), 6.00%		6,476	6,310,862
(USD Swap Rate 5 Year + 3.61%), 6.50%		4,100	4,182,000
(EUR Swap Annual 5 Year + 3.84%), 4.75%	EUR	9,863	12,628,890

19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United Kingdom (continued)
Jaguar Land Rover Automotive plc, 2.20%, 01/15/24	EUR	800	$979,497
Jerrold Finco plc:
6.25%, 09/15/21	GBP	3,269	4,593,745
6.13%, 01/15/24		4,534	6,206,498
Ladbrokes Group Finance plc, 5.13%, 09/08/23		590	885,507
Lloyds Banking Group plc:
(GBP Swap 5 Year + 5.06%), 7.00%(g)(i)		8,800	12,921,001
4.34%, 01/09/48	USD	42,875	39,955,141
Mitchells & Butlers Finance plc, (LIBOR GBP 3 Month + 2.13%), 2.73%, 06/15/36(g)	GBP	2,225	2,502,506
National Westminster Bank plc, (LIBID USD 3 Month + 0.25%), 2.25%(g)(i)	USD	4,300	3,891,500
Nationwide Building Society, (GBP Swap 5 Year + 4.88%), 6.88%(g)(i)	GBP	11,000	16,050,320
Pinnacle Bidco plc, 6.38%, 02/15/25		2,023	2,845,206
Pizzaexpress Financing 2 plc, 6.63%, 08/01/21		2,100	2,741,550
Reynolds American, Inc., 4.45%, 06/12/25	USD	29,390	30,232,648
Royal Bank of Scotland Group plc(g)(i):
(USD Swap Semi 5 Year + 5.80%), 7.50%		1,043	1,084,720
(USD Swap Semi 5 Year + 7.60%), 8.62%		10,100	10,971,125
(USD Swap Semi 5 Year + 5.72%), 8.00%		4,800	5,262,000
Santander UK Group Holdings plc, (GBP Swap 5 Year + 5.54%), 7.38%(g)(i)	GBP	1,300	1,983,947
Shop Direct Funding plc, 7.75%, 11/15/22		4,880	5,906,624
Sky plc:
2.25%, 11/17/25	EUR	4,000	5,282,981
2.50%, 09/15/26		2,460	3,281,773
Spirit Issuer plc, (LIBOR GBP 3 Month + 2.70%), 3.39%, 12/28/31(g)	GBP	14,430	19,739,158
Standard Chartered plc, (USD Swap Semi 5 Year + 4.89%), 6.50%(g)(i)	USD	4,865	4,968,381
Stonegate Pub Co. Financing plc:
4.88%, 03/15/22	GBP	1,175	1,626,896
(LIBOR GBP 3 Month + 4.38%), 4.98%, 03/15/22(g)		4,100	5,714,910
Synlab Bondco plc, 6.25%, 07/01/22	EUR	1,298	1,662,143
Synlab Unsecured Bondco plc, 8.25%, 07/01/23		403	530,037
Tesco Property Finance 1 plc, 7.62%, 07/13/39	GBP	3,277	6,150,653
Tesco Property Finance 3 plc, 5.74%, 04/13/40		6,931	11,242,423
Tesco Property Finance 4 plc, 5.80%, 10/13/40		3,265	5,352,283
Tullow Oil Jersey Ltd., 6.63%, 07/12/21(h)	USD	3,400	4,114,000
Unique Pub Finance Co. plc (The):
7.40%, 03/28/24	GBP	14,699	22,783,852
6.46%, 03/30/32		28,058	38,331,521
Virgin Media Finance plc, 7.00%, 04/15/23		500	725,870
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24		7,580	10,421,450
Virgin Media Secured Finance plc:
5.13%, 01/15/25		500	715,530
5.50%, 01/15/25		1,656	2,375,644
4.88%, 01/15/27		2,284	3,153,821
6.25%, 03/28/29		3,980	5,897,869
Viridian Group FinanceCo plc:
4.75%, 09/15/24		630	829,460
4.00%, 09/15/25	EUR	300	346,005
Vodafone Group plc, 0.00%, 11/26/20(h)(k)	GBP	3,600	4,857,506
Vue International Bidco plc, 7.88%, 07/15/20		2,104	2,999,881
Wellcome Trust Ltd. (The), 2.52%, 02/07/2118		2,175	3,083,694
ZPG plc, 3.75%, 07/15/23		1,361	1,849,584

			622,331,649
United States — 10.2%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	2,681	3,348,319
AHS Hospital Corp., 5.02%, 07/01/45	USD	3,780	4,363,261
Allergan Funding SCS, 3.80%, 03/15/25		5,507	5,409,988

Security		Par (000)	Value
United States (continued)
Altice US Finance I Corp., 5.38%, 07/15/23(b)	USD	15,650	$15,853,450
Ambac Assurance Corp., 5.10%, 06/07/20(b)		1,217	1,612,050
American Airlines Group, Inc., 4.63%, 03/01/20(b)		10,610	10,689,575
American Tower Corp.:
5.00%, 02/15/24		15,280	16,129,271
3.55%, 07/15/27		12,740	12,054,166
Analog Devices, Inc., 3.50%, 12/05/26		18,641	18,169,151
Andeavor Logistics LP:
5.50%, 10/15/19		1,230	1,265,793
6.25%, 10/15/22		10,000	10,488,000
5.25%, 01/15/25		11,144	11,329,547
5.20%, 12/01/47		7,455	7,340,008
Antero Resources Corp., 5.38%, 11/01/21		1,380	1,404,150
Aon plc, 4.75%, 05/15/45		7,360	7,653,445
Aptiv plc, 4.25%, 01/15/26		723	738,342
Arconic, Inc.:
5.87%, 02/23/22		5,380	5,649,000
5.90%, 02/01/27		26,394	27,614,722
Ares Capital Corp., 4.25%, 03/01/25		21,550	20,936,338
ARI INVESTMENTS LLC, (LIBOR USD 3 Month + 0.00%), 4.59%, 01/06/25(c)(g)		9,287	9,287,157
Ashton Woods USA LLC, 6.88%, 02/15/21(b)		3,154	3,161,885
AT&T, Inc., 4.10%, 02/15/28(b)(m)		19,820	19,679,819
Autodesk, Inc., 3.50%, 06/15/27		150	143,190
Avantor, Inc.:
4.75%, 10/01/24	EUR	1,500	1,832,131
6.00%, 10/01/24(b)	USD	6,830	6,795,850
9.00%, 10/01/25(b)		2,890	2,846,650
Avis Budget Finance plc, 4.13%, 11/15/24	EUR	1,001	1,262,719
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25		1,970	2,534,229
Ball Corp., 4.38%, 12/15/23		1,018	1,415,448
Bank of America Corp.:
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(g)	USD	29,720	29,062,692
4.45%, 03/03/26		48,730	49,779,625
4.25%, 10/22/26		43,960	44,268,058
3.25%, 10/21/27		17,884	16,855,975
4.18%, 11/25/27		18,945	18,781,025
(LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/28(g)		11,140	11,005,726
Baylor Scott & White Holdings, 4.19%, 11/15/45		6,325	6,608,562
Beazer Homes USA, Inc., 8.75%, 03/15/22		8,174	8,807,485
Becton Dickinson and Co., 2.89%, 06/06/22		3,785	3,672,437
Belden, Inc.:
2.88%, 09/15/25	EUR	920	1,099,707
4.13%, 10/15/26		810	1,045,750
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)	USD	5,860	6,282,975
Boyd Gaming Corp., 6.88%, 05/15/23		17,278	18,228,290
Brinker International, Inc., 5.00%, 10/01/24(b)		13,057	12,795,860
Bristow Group, Inc., 8.75%, 03/01/23(b)		9,172	9,263,720
Broadcom Corp.:
2.38%, 01/15/20		32,860	32,401,506
2.20%, 01/15/21		10,914	10,598,746
3.00%, 01/15/22		18,191	17,849,852
3.63%, 01/15/24		9,268	9,117,205
3.13%, 01/15/25		14,885	14,070,937
3.88%, 01/15/27		12,612	12,266,228
BWAY Holding Co., 5.50%, 04/15/24(b)		14,877	14,969,981
Callon Petroleum Co., 6.13%, 10/01/24		7,880	8,059,664
Calpine Corp.:
6.00%, 01/15/22(b)		7,520	7,711,008
5.38%, 01/15/23(n)		8,090	7,744,557
5.88%, 01/15/24(b)		6,720	6,785,856
5.50%, 02/01/24		7,615	6,929,650

20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
5.75%, 01/15/25	USD	3,730	$3,412,950
Carlson Travel, Inc.(b):
6.75%, 12/15/23		8,330	8,309,175
9.50%, 12/15/24		575	536,906
Carpenter Technology Corp., 4.45%, 03/01/23		12,790	12,801,322
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20		2,070	2,101,050
Catalent Pharma Solutions, Inc., 4.75%, 12/15/24	EUR	500	642,946
Catholic Health Initiatives, 4.35%, 11/01/42	USD	4,455	4,157,870
CCO Holdings LLC:
5.25%, 09/30/22		18,037	18,307,735
5.75%, 02/15/26(b)		22,990	22,875,280
5.13%, 05/01/27(b)		3,775	3,583,985
CDK Global, Inc.:
3.80%, 10/15/19		10,556	10,582,390
5.00%, 10/15/24		3,702	3,776,040
Celgene Corp., 2.75%, 02/15/23		20,185	19,375,397
Centennial Resource Production LLC, 5.38%, 01/15/26(b)		31,254	30,667,987
CenturyLink, Inc.:
6.45%, 06/15/21		6,800	6,936,000
5.80%, 03/15/22		6,820	6,658,025
6.75%, 12/01/23(n)		15,325	14,903,562
7.50%, 04/01/24(n)		11,430	11,515,725
Charter Communications Operating LLC, 5.38%, 05/01/47		5,100	4,932,911
Chemours Co. (The), 6.13%, 05/15/23	EUR	1,270	1,636,162
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24	USD	13,295	14,707,594
5.13%, 06/30/27		29,416	29,195,380
Cheniere Energy Partners LP, 5.25%, 10/01/25(b)		29,373	28,969,121
Cheniere Energy, Inc., 4.88% ( 4.88% Cash or 4.88% PIK), 05/28/21(b)(h)(j)		13,360	11,274,909
Chesapeake Energy Corp.:
6.13%, 02/15/21		67	67,335
8.00%, 12/15/22(b)		21,865	23,149,569
8.00%, 01/15/25(b)		11,101	10,740,217
5.50%, 09/15/26(h)		5,438	4,682,662
Citigroup, Inc.:
4.45%, 09/29/27		34,380	34,786,967
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(g)		52,715	51,392,961
4.13%, 07/25/28		34,217	33,814,332
Colfax Corp., 3.25%, 05/15/25	EUR	2,243	2,786,979
Commercial Metals Co.:
4.88%, 05/15/23	USD	2,491	2,478,122
5.38%, 07/15/27		22,403	22,066,955
ContourGlobal Power Holdings SA, 5.13%, 06/15/21	EUR	675	847,165
Coty, Inc.:
4.00%, 04/15/23		3,360	4,160,151
4.75%, 04/15/26		3,340	4,109,703
Cox Communications, Inc.(b):
3.50%, 08/15/27	USD	27,696	26,422,591
4.60%, 08/15/47		6,024	5,763,763
Crown Castle International Corp., 3.65%, 09/01/27		38,205	36,402,818
Crown European Holdings SA:
2.25%, 02/01/23(b)	EUR	200	247,508
3.38%, 05/15/25		432	548,952
CSC Holdings LLC:
10.13%, 01/15/23(b)	USD	24,210	26,873,100
5.25%, 06/01/24		360	342,450
6.63%, 10/15/25(b)		19,248	19,873,560
10.88%, 10/15/25(b)		11,863	13,938,906
CVR Partners LP, 9.25%, 06/15/23(b)		5,940	6,324,318

Security		Par (000)	Value
United States (continued)
CVS Health Corp.:
4.78%, 03/25/38	USD	7,700	$7,804,183
5.05%, 03/25/48		12,430	13,073,710
Darling Global Finance BV, 4.75%, 05/30/22	EUR	1,866	2,385,192
DaVita, Inc.:
5.75%, 08/15/22	USD	7,660	7,862,033
5.13%, 07/15/24		32,353	31,584,616
Dell International LLC(b):
5.88%, 06/15/21		9,745	10,012,988
8.35%, 07/15/46		5,963	7,574,084
Delta Air Lines, Inc.:
2.88%, 03/13/20		7,739	7,688,573
3.63%, 03/15/22		7,213	7,204,132
Diamond BC BV, 5.63%, 08/15/25	EUR	2,003	2,360,093
Dignity Health, 2.64%, 11/01/19	USD	11,573	11,523,644
Discovery Communications LLC, 5.20%, 09/20/47		10,485	10,462,584
DISH DBS Corp., 5.88%, 07/15/22		8,105	7,750,406
Dominion Energy, Inc., 2.58%, 07/01/20		2,200	2,172,215
Dryden Senior Loan Fund, (LIBOR USD 3 Month + 0.97%), 3.19%, 04/15/31(g)		7,758	7,758,000
Duke Energy Corp., 3.75%, 09/01/46		14,743	13,297,713
Eclipse Resources Corp., 8.88%, 07/15/23		11,420	10,777,625
Endeavor Energy Resources LP, 5.50%, 01/30/26(b)		1,646	1,637,770
Energen Corp., 4.63%, 09/01/21		29,141	28,631,032
Enterprise Products Operating LLC, (LIBOR USD 3 Month + 2.57%), 5.38%, 02/15/78(g)		5,250	5,028,336
Equinix, Inc.:
5.38%, 04/01/23		8,393	8,571,351
2.88%, 03/15/24	EUR	2,053	2,503,758
2.88%, 10/01/25		2,633	3,115,043
Exelon Corp., 3.50%, 06/01/22	USD	10,473	10,372,393
Extraction Oil & Gas, Inc., 7.38%, 05/15/24(b)		8,705	9,096,725
First Data Corp.(b):
5.38%, 08/15/23		3,160	3,215,300
5.00%, 01/15/24		37,790	37,790,000
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		4,290	4,327,537
Ford Motor Credit Co. LLC, 4.25%, 09/20/22		16,980	17,243,362
Frontier Communications Corp.:
8.13%, 10/01/18(n)		3,386	3,420,537
7.13%, 03/15/19		6,341	6,333,074
8.50%, 04/01/26(b)		9,751	9,434,092
General Electric Co., 4.88%, 09/18/37	GBP	1,400	2,307,149
General Motors Financial Co., Inc.:
(EURIBOR 3 Month + 0.55%), 0.22%, 03/26/22(g)	EUR	1,800	2,214,943
3.15%, 06/30/22	USD	13,990	13,694,298
George Washington University (The), 4.13%, 09/15/48		14,343	14,416,273
GLP Capital LP, 5.38%, 11/01/23		17,960	18,606,021
Goldman Sachs Group, Inc. (The):
4.25%, 10/21/25		79,270	79,678,559
3.50%, 11/16/26		49,446	47,638,109
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38(g)		5,385	5,198,048
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23	EUR	800	1,018,813
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22	USD	1,350	1,383,750
HCA Healthcare, Inc., 6.25%, 02/15/21		2,195	2,304,750
HCA, Inc.:
6.50%, 02/15/20		24,922	26,136,947
5.00%, 03/15/24		7,568	7,643,680
5.25%, 06/15/26		7,460	7,556,980
HD Supply, Inc., 5.75%, 04/15/24(b)		12,475	13,141,789
Herc Rentals, Inc.(b):
7.50%, 06/01/22		12,974	13,849,745
7.75%, 06/01/24		3,235	3,501,887

21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	6,105	$7,511,897
Hess Corp., 5.80%, 04/01/47	USD	10,050	10,564,110
Huntsman International LLC, 5.13%, 11/15/22		5,549	5,729,342
Informatica LLC, 7.13%, 07/15/23(b)		9,290	9,266,775
International Game Technology plc, 4.75%, 02/15/23	EUR	1,575	2,122,111
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	900	1,194,539
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(b)	USD	3,925	3,753,281
Iron Mountain, Inc.:
6.00%, 08/15/23		2,263	2,339,059
3.00%, 01/15/25	EUR	1,620	1,974,193
JPMorgan Chase & Co.:
4.13%, 12/15/26	USD	37,690	37,877,269
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(g)		20,710	20,122,796
K. Hovnanian Enterprises, Inc.(b):
10.00%, 07/15/22		23,587	25,054,111
10.50%, 07/15/24		5,069	5,233,743
Kaiser Aluminum Corp., 5.88%, 05/15/24		16,518	17,096,130
Kaiser Foundation Hospitals:
3.50%, 04/01/22		11,340	11,540,697
4.15%, 05/01/47		10,244	10,596,154
KFC Holding Co., 5.00%, 06/01/24(b)		15,425	15,328,594
KLA-Tencor Corp., 4.65%, 11/01/24		1,799	1,878,922
Kraft Heinz Foods Co., 4.13%, 07/01/27	GBP	390	591,739
Kronos International, Inc., 3.75%, 09/15/25	EUR	793	1,000,970
Lennar Corp.:
4.75%, 11/15/22	USD	32,238	32,439,487
4.88%, 12/15/23		3,655	3,669,072
Levi Strauss & Co., 3.38%, 03/15/27	EUR	825	1,034,825
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(b)	USD	3,091	3,199,185
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	1,188	1,540,038
Masonite International Corp., 5.63%, 03/15/23(b)	USD	6,074	6,248,627
Massachusetts Institute of Technology, 3.96%, 07/01/38		8,375	8,906,737
Matador Resources Co., 6.88%, 04/15/23		2,561	2,663,440
Meritor, Inc., 6.25%, 02/15/24		10,523	10,930,766
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24		7,546	7,772,380
MHGE Parent LLC, 8.50% ( 8.50% Cash or 9.25% PIK), 08/01/19(b)(j)		3,669	3,627,724
Microsoft Corp., 4.00%, 02/12/55		3,490	3,544,806
Morgan Stanley:
3.88%, 01/27/26		34,213	34,183,260
3.13%, 07/27/26		8,714	8,246,351
4.35%, 09/08/26		87,455	88,078,495
3.95%, 04/23/27		31,940	31,099,201
MPLX LP, 4.70%, 04/15/48		10,295	10,028,344
Mylan NV, 3.95%, 06/15/26		125	121,240
NCR Corp., 5.00%, 07/15/22		3,736	3,736,000
New York and Presbyterian Hospital (The), 3.56%, 08/01/36		4,084	3,959,792
Newfield Exploration Co., 5.38%, 01/01/26		4,185	4,321,012
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		21,468	25,976,280
Nielsen Finance LLC, 5.00%, 04/15/22(b)		14,828	14,816,434
Noble Energy, Inc., 5.63%, 05/01/21		886	902,568
Northwell Healthcare, Inc., 4.26%, 11/01/47		4,509	4,448,225
Northwestern University, 3.66%, 12/01/57		14,577	14,363,006
Oasis Petroleum, Inc.:
7.25%, 02/01/19		3,105	3,112,763
6.88%, 03/15/22		18,488	18,751,269
Ochsner Clinic Foundation, 5.90%, 05/15/45		5,505	6,973,837
OI European Group BV, 3.13%, 11/15/24	EUR	639	797,981
Orlando Health Obligated Group, 4.09%, 10/01/48	USD	2,438	2,443,960

Security		Par (000)	Value
United States (continued)
Parsley Energy LLC(b):
6.25%, 06/01/24	USD	7,660	$7,937,675
5.38%, 01/15/25		19,784	19,734,540
Penske Truck Leasing Co. LP, 2.70%, 03/14/23(b)		10,930	10,493,030
Pinnacle Entertainment, Inc., 5.63%, 05/01/24		5,477	5,723,465
Pioneer Energy Services Corp., 6.13%, 03/15/22		7,451	6,463,743
Ply Gem Industries, Inc., 6.50%, 02/01/22		12,348	12,729,553
Post Holdings, Inc., 5.50%, 03/01/25(b)		18,687	18,406,695
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)		15,764	17,083,132
Providence St. Joseph Health Obligated Group, 3.93%, 10/01/48		7,460	7,368,002
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	952	1,218,244
PulteGroup, Inc.:
5.50%, 03/01/26	USD	8,803	9,071,492
7.88%, 06/15/32		10,684	12,767,380
PVH Corp., 3.13%, 12/15/27	EUR	3,561	4,321,192
Qorvo, Inc.:
6.75%, 12/01/23	USD	4,830	5,149,988
7.00%, 12/01/25		1,945	2,111,939
QUALCOMM, Inc.:
4.80%, 05/20/45		4,545	4,738,090
4.30%, 05/20/47		5,835	5,653,781
Quicken Loans, Inc., 5.75%, 05/01/25(b)		38,619	38,522,453
Quintiles IMS, Inc.:
3.25%, 03/15/25(b)	EUR	1,050	1,294,243
3.25%, 03/15/25		2,700	3,328,052
Resolute Energy Corp., 8.50%, 05/01/20	USD	23,807	23,747,483
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		15,893	16,092,034
6.87%, 02/15/21		452	458,449
Rite Aid Corp.:
6.75%, 06/15/21		10,580	10,778,375
6.13%, 04/01/23(b)		14,595	14,704,463
Rockies Express Pipeline LLC(b):
6.00%, 01/15/19		7,722	7,857,135
5.63%, 04/15/20		2,175	2,251,147
RSP Permian, Inc., 6.63%, 10/01/22		18,782	19,627,002
RWJ Barnabas Health, Inc., 3.95%, 07/01/46		2,532	2,465,387
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		21,090	22,700,848
Sable Permian Resources Land LLC, 13.00%, 11/30/20(b)		21,980	25,112,150
Sabre GLBL, Inc.(b):
5.38%, 04/15/23		11,680	11,782,200
5.25%, 11/15/23		9,769	9,869,621
Scientific Games International, Inc.:
10.00%, 12/01/22		9,469	10,196,930
3.38%, 02/15/26	EUR	600	715,088
SEACOR Holdings, Inc., 3.00%, 11/15/28(h)	USD	12,666	12,238,978
Sealed Air Corp., 4.50%, 09/15/23	EUR	745	1,027,742
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	USD	21,060	19,637,368
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	890	1,112,721
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45	USD	5,165	5,856,348
Spectrum Brands, Inc., 5.75%, 07/15/25		9,475	9,664,500
Sprint Communications, Inc., 7.00%, 03/01/20(b)		7,359	7,726,950
Sprint Corp.:
7.88%, 09/15/23		24,397	24,884,940
7.63%, 03/01/26		8,785	8,571,525
Sprint Spectrum Co. LLC(b):
3.36%, 09/20/21		48,053	47,752,917
4.74%, 03/20/25		18,470	18,539,263

22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
SSM Health Care Corp., 3.82%, 06/01/27	USD	7,618	$7,733,366
Standard Industries, Inc., 6.00%, 10/15/25(b)		34,482	35,344,050
Staples, Inc., 8.50%, 09/15/25(b)		8,865	8,200,125
Steel Dynamics, Inc.:
5.13%, 10/01/21		3,570	3,627,834
5.50%, 10/01/24		15,353	15,832,014
5.00%, 12/15/26		6,635	6,635,000
Summit Materials LLC, 6.13%, 07/15/23		2,083	2,124,660
Sunoco LP(b):
4.88%, 01/15/23		15,642	15,074,977
5.88%, 03/15/28		8,367	8,084,614
Sutter Health, 3.70%, 08/15/28		7,039	7,079,623
Synchrony Financial, 3.95%, 12/01/27		13,935	13,177,982
Talen Energy Supply LLC:
9.50%, 07/15/22(b)		6,902	6,694,940
6.50%, 06/01/25		13,454	9,485,070
10.50%, 01/15/26(b)		19,041	16,375,260
Taylor Morrison Communities, Inc., 5.25%, 04/15/21(b)		706	712,121
Team Health Holdings, Inc., 6.38%, 02/01/25(b)(n)		9,722	8,337,587
Tenet Healthcare Corp., 6.00%, 10/01/20		29,421	30,413,959
T-Mobile USA, Inc.:
6.63%, 04/01/23		2,180	2,252,224
6.84%, 04/28/23		1,800	1,863,000
6.00%, 04/15/24		7,537	7,850,539
Toll Brothers Finance Corp., 4.88%, 11/15/25		4,261	4,207,738
Total System Services, Inc., 3.80%, 04/01/21		9,670	9,770,800
TransDigm, Inc.:
5.50%, 10/15/20		3,807	3,830,794
6.00%, 07/15/22		15,745	16,059,900
6.50%, 07/15/24		7,485	7,672,125
Trinity Health Corp., 4.13%, 12/01/45		9,064	9,224,349
United Airlines Pass-Through Trust, 5.38%, 08/15/21		16,674	17,132,210
United Rentals North America, Inc.:
5.75%, 11/15/24		3,275	3,409,439
5.50%, 07/15/25		7,480	7,657,650
United Technologies Corp., 2.80%, 05/04/24		22,880	21,845,529
University of Notre Dame du Lac, 3.39%, 02/15/48		12,000	11,513,294
University of Southern California, 3.03%, 10/01/39		17,115	15,627,362
US Bancorp, 2.38%, 07/22/26		17,300	15,709,080
Valeant Pharmaceuticals International, Inc.:
7.50%, 07/15/21(b)		25,618	25,714,068
6.75%, 08/15/21(b)		5,640	5,654,100
5.63%, 12/01/21(b)		16,323	15,588,465
4.50%, 05/15/23	EUR	274	298,304
5.88%, 05/15/23(b)	USD	3,890	3,432,886
7.00%, 03/15/24(b)		7,965	8,303,512
5.50%, 11/01/25(b)		3,574	3,479,289
9.00%, 12/15/25(b)		13,301	13,217,869
Valvoline, Inc., 5.50%, 07/15/24		10,382	10,654,528
Vantiv LLC, 3.88%, 11/15/25(b)	GBP	1,648	2,277,231
Venator Finance SARL, 5.75%, 07/15/25(b)	USD	5,917	5,902,208
VeriSign, Inc., 4.63%, 05/01/23		33,320	33,268,354
Verizon Communications, Inc.:
1.38%, 10/27/26	EUR	1,670	2,031,443
2.88%, 01/15/38		1,460	1,792,839
5.01%, 04/15/49	USD	20,190	20,784,235
Viacom, Inc., (LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/57(g)		14,762	14,780,453
Washington Mutual Bank(c)(l):
0.00%, 11/06/09		45,161	5
0.00%, 09/19/17(k)		2,631	—

Security		Par (000)	Value
United States (continued)
Washington Mutual, Inc.(c)(l):
0.00%, 09/21/17(k)	USD	15,753	$2
0.00%, 09/21/17		25,126	3
0.00%, 10/03/17(g)		14,745	1
Weekley Homes LLC:
6.00%, 02/01/23		5,166	5,140,170
6.63%, 08/15/25(b)		5,948	5,873,650
Wells Fargo & Co.:
2.63%, 07/22/22		32,055	31,006,609
(LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/28(g)		16,410	16,012,556
WESCO Distribution, Inc., 5.38%, 12/15/21		1,500	1,524,375
Wesleyan University, 4.78%, 07/01/2116		8,186	8,316,724
West Corp., 4.75%, 07/15/21(b)		7,403	7,514,045
Whiting Petroleum Corp., 1.25%, 04/01/20(h)		2,733	2,572,401
Willis North America, Inc., 3.60%, 05/15/24		9,199	9,048,942
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	2,275	2,928,180
WPX Energy, Inc., 7.50%, 08/01/20	USD	3,600	3,852,000
Xerox Corp., 3.63%, 03/15/23		17,790	17,371,656
Zayo Group LLC:
6.00%, 04/01/23		10,815	11,112,413
6.38%, 05/15/25		3,760	3,891,600

			3,519,162,200
Zambia — 0.0%
First Quantum Minerals Ltd., 6.50%, 03/01/24(b)		4,000	3,795,000

Total Corporate Bonds — 24.0% (Cost: $8,319,555,501)			8,295,126,227

Floating Rate Loan Interests — 3.2%(o)

Canada — 0.1%
1011778 BC ULC, Term Loan B3, (LIBOR USD 3 Month + 2.25%), 4.13% - 4.55%, 02/16/24		14,535	14,537,860
Amaya Holdings BV, Term Loan B, (EURIBOR 3 Month + 3.75%), 3.75%, 08/01/21	EUR	1,876	2,310,102

			16,847,962
Denmark — 0.0%
Nets AS, Term Loan B1E, (EURIBOR 3 Month + 3.25%), 3.25%, 02/06/25(p)		3,000	3,679,353

France — 0.1%
Altran Technologies SA, 1st Lien Term Loan B, 3.25%, 01/31/25(p)		1,000	1,228,149
Azelis Finance SA, Term Loan, (EURIBOR 3 Month + 3.50%), 3.50%, 12/16/22		758	932,258
Domus VI SAS, Term Loan B, 3.25%, 10/11/24(p)		3,000	3,689,283
Financiere CEP SAS, Term Loan B, (EURIBOR 3 Month + 4.25%), 4.25%, 01/16/25		2,000	2,424,430
FONCIA Groupe SAS, 1st Lien Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 09/07/23		1,500	1,842,685
Oberthur Technologies SA, Term Loan B, (EURIBOR 3 Month + 3.75%), 3.75%, 01/10/24		2,000	2,420,344
Parex Group SA, 1st Lien Term Loan B, (EURIBOR 3 Month + 3.50%), 3.50%, 03/07/24(p)		1,000	1,229,687
SFR Group SA, Term Loan B11, (EURIBOR 3 Month + 3.00%), 3.00%, 07/31/25		1,975	2,332,525
THOM Europe SAS, Term Loan B, (EURIBOR 3 Month + 4.50%), 4.50%, 08/07/24(p)		1,500	1,846,543
Vedici SAS, Senior Secured Term Loan, (EURIBOR 1 Month + 3.75%), 3.75%, 10/31/22(p)		2,500	3,085,015
Verallia Packaging SAS, Term Loan B4, 2.75%, 10/22/22(p)		2,855	3,486,770

			24,517,689

23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Germany — 0.1%
Axel Springer SE, Term Loan B12, (EURIBOR 1 Month + 3.25%), 3.75%, 08/15/22	EUR	1,980	$2,435,463
CeramTec Group GmbH , Term Loan B, (EURIBOR 3 Month + 3.00%), 3.00%, 11/29/24(p)		1,400	1,715,739
Nidda Healthcare Holding GmbH, Term Loan B2, (EURIBOR 6 Month + 3.50%), 3.50%, 08/21/24		405	497,746
Rain Carbon GmbH, Term Loan B, (EURIBOR 3 Month + 3.00%), 3.00%, 12/11/24		3,500	4,306,575
Tackle Group Sarl, Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 08/08/22(p)		1,500	1,837,979
Tele Columbus AG, Term Loan A, 3.00%, 10/15/24(p)		2,500	3,067,573
Xella International SA, Term Loan B2, (EURIBOR 3 Month + 4.00%), 4.00%, 04/11/24		1,000	1,229,687

			15,090,762
Indonesia — 0.0%
MNC Sky Vision Tbk PT, Term Loan, (LIBOR USD 3 Month + 4.25%), 6.04%, 05/08/18(c)	USD	14,250	13,822,500

Ireland — 0.0%
Eircom Finco Sarl, Term Loan B6, 3.25%, 04/19/24	EUR	2,299	2,823,211
ION Trading Technologies Sarl, Term Loan B, (EURIBOR 3 Month + 2.75%), 3.75%, 11/21/24(p)		1,496	1,841,631

			4,664,842
Luxembourg — 0.1%
Allnex Sarl, Term Loan B1, (EURIBOR 3 Month + 3.25%), 3.25%, 09/13/23		1,490	1,829,918
Gol LuxCo SA, Term Loan, (LIBOR USD 6 Month + 6.50%), 6.50%, 08/31/20(c)	USD	31,442	32,070,840
Logoplaste USA, Inc., Term Loan B, (EURIBOR 6 Month + 3.75%), 3.75%, 10/04/23	EUR	1,700	2,100,258
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.20%, 09/24/24	USD	4,240	4,220,189
Xella International SA, Term Loan B, (EURIBOR 3 Month + 4.00%), 4.00%, 04/11/24	EUR	1,354	1,662,555

			41,883,760
Netherlands — 0.1%
Amaya Group Holdings, 2nd Lien Term Loan B, (LIBOR USD 3 Month + 7.00%), 9.30%, 08/01/22	USD	2,727	2,726,856
Axalta Coating Systems Ltd., Term Loan B1, (EURIBOR 3 Month + 2.25%), 3.00%, 02/01/23	EUR	1,728	2,129,306
Kloeckner & Co. SE, Term Loan, (EURIBOR 3 Month + 4.75%), 4.75%, 06/30/22		3,500	4,127,852
MacDermid Agricultural Solutions Holdings BV, Term Loan C5, (EURIBOR 1 Month + 2.75%), 3.50%, 06/07/23		1,845	2,275,568
Nord Anglia Education, Inc., Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 09/02/24		1,500	1,838,569
TMF Group Holding BV, 2nd Lien Term Loan, (EURIBOR 6 Month + 0.00%), 6.88%, 12/08/58(p)		1,500	1,846,838
TMF Group Holding BV, Term Loan B, (EURIBOR 6 Month + 0.00%), 3.25%, 12/06/24(p)		2,500	3,061,391
Vistra Group Ltd., 1st Lien Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 10/26/22(p)		1,000	1,233,009
Zigg Secured Finance BV, Term Loan F, (EURIBOR 6 Month + 3.00%), 3.00%, 04/15/25(p)		1,500	1,836,834

			21,076,223
Norway — 0.0%
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 4.00%), 4.00%, 02/24/25		2,500	3,071,418

Security		Par (000)	Value
Poland — 0.0%
Action SA, Term Loan B, 03/07/25(p)	EUR	2,500	$3,057,453

Spain — 0.0%
Dorna Sports SL, 1st Lien Term Loan, (EURIBOR 6 Month + 3.00%), 3.00%, 04/12/24(p)		1,500	1,835,136
Euskaltel SA, Facility, Term Loan B-4, (EURIBOR 3 Month + 2.75%), 2.75%, 11/08/24		1,000	1,224,815

			3,059,951
Sweden — 0.0%
Diaverum AB, 1st Lien Term Loan B, (EURIBOR 12 Month + 3.25%), 3.25%, 06/07/24(p)		1,500	1,821,829
Verisure Holding AB, Term Loan B1E, 3.00%, 10/21/22		2,500	3,045,056

			4,866,885
Switzerland — 0.0%
Swissport Financing Sarl, Term Loan, 4.38%, 02/08/22(p)		9,500	11,294,762

United Kingdom — 0.1%
EG Group Ltd., Term Loan, 4.000%%, 01/31/25(p)		1,009	1,234,909
EG Group Ltd., Term Loan B, 4.00%, 02/07/25(p)		1,532	1,868,294
EG Group Ltd., Term Loan B-2, 4.00%, 02/07/25(p)		459	559,369
Froneri International plc, Term Loan B, (EURIBOR 1 Month + 2.63%), 2.63%, 01/31/25		2,000	2,463,976
GVC Holdings plc, Term Loan B1, (EURIBOR 3 Month + 2.75%), 2.75%, 03/02/23		3,000	3,675,957
INEOS Finance plc, Term Loan B, (EURIBOR 1 Month + 2.00%), 2.50%, 04/01/24		1,097	1,345,102
Inovyn Finance plc, 1st Lien Term Loan B, (EURIBOR 6 Month + 2.25%), 3.00%, 05/10/24(p)		3,495	4,292,381
Jackpotjoy plc, Term Loan B, (LIBOR GBP 1 Month + 5.25%), 5.75%, 12/05/24	GBP	2,000	2,801,314
LSF9 Robin Investments Ltd., Term Loan B3, (LIBOR GBP 1 Month + 4.00%), 4.51%, 12/14/23		2,000	2,803,587
Motor Fuel Group Ltd., Term Loan B1, (LIBOR GBP 3 Month + 4.50%), 5.21%, 07/15/22		1,375	1,925,556
Sky Betting & Gaming Ltd., Term Loan B1, (LIBOR GBP 3 Month + 4.00%), 4.71%, 08/23/24		1,380	1,935,302
Theramex SpA, Term Loan B, (EURIBOR 6 Month + 4.00%), 4.00%, 01/31/25	EUR	2,500	3,071,326
Virgin Media, Inc., 1st Lien Term Loan L, (LIBOR GBP 1 Month + 3.25%), 3.75%, 01/15/27	GBP	4,000	5,609,475

			33,586,548
United States — 2.6%
Amaya Holdings BV, 1st Lien Term Loan, 04/06/25(p)	EUR	2,000	2,462,943
American Builders & Contractors Supply Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.38%, 10/31/23	USD	9,715	9,728,970
Ascend Performance Materials Operations LLC, Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.13%, 08/12/22		1,989	1,992,544
Avantor, Inc., 1st Lien Term Loan, (EURIBOR 1 Month + 4.25%), 4.25%, 11/21/24	EUR	1,496	1,846,823
Avantor, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.88%, 11/21/24	USD	6,992	7,063,868
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.94%, 01/02/25		10,321	10,365,277
Berry Global, Inc., Term Loan Q, (LIBOR USD 1 Month + 2.00%), 3.74% - 3.88%, 10/01/22		11,606	11,656,460
BMC Software Finance, Inc., Term Loan B2, (LIBOR USD 1 Month + 3.25%), 5.13%, 09/10/22		7,040	7,071,301

24

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Caesars Resort Collection LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.63%, 12/23/24	USD	9,716	$9,777,442
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.75%), 6.57%, 12/31/22		23,249	23,561,467
Casa Del Mar, Term Loan, (LIBOR USD 3 Month + 2.37%), 3.80%, 06/09/24(c)		25,000	25,000,000
Catalent Pharma Solutions, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.13%, 05/20/24		6,673	6,693,504
Centurylink, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.63%, 01/31/25		19,032	18,703,232
Charter Communications Operating LLC, Term Loan A2, 3.38%, 03/31/23(p)		20,038	20,025,563
Charter Communications Operating LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.88%, 04/30/25		10,024	10,057,845
Chemours Co. (The), Term Loan B1, (EURIBOR 3 Month + 2.25%), 3.00%, 05/12/22	EUR	2,970	3,661,745
Chesapeake Energy Corp., Term Loan, (LIBOR USD 3 Month + 7.50%), 9.44%, 08/23/21	USD	11,500	12,200,235
Chimera Holding LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.69%, 10/06/19(c)		104,683	104,683,236
Community Health Systems, Inc., Term Loan G, (LIBOR USD 3 Month + 2.75%), 4.73%, 12/31/19		3,033	2,954,436
Community Health Systems, Inc., Term Loan H, (LIBOR USD 3 Month + 3.00%), 4.98%, 01/27/21		4,829	4,635,354
Crown Holdings, Inc., Term Loan B, (EURIBOR 12 Month + 0.00%), 2.38%, 01/17/25(p)	EUR	3,100	3,838,235
Deerwood Park Office, Term Loan, (LIBOR USD 3 Month + 5.50%), 6.90%, 10/04/21(c)	USD	12,000	11,940,000
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.88%, 09/07/23		9,066	9,073,641
Dynegy, Inc., Term Loan C, (LIBOR USD 1 Month + 2.75%), 4.60%, 02/07/24		3,104	3,121,495
Envision Healthcare Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.88%, 12/01/23		4,180	4,192,505
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 4.12%, 04/26/24		10,450	10,461,310
Gardner Denver, Inc., Term Loan B, (EURIBOR 3 Month + 3.00%), 3.00%, 07/30/24(p)	EUR	997	1,222,960
Gates Global LLC, Term Loan B:
(EURIBOR 3 Month + 3.00%), 3.00% , 04/01/24(p)		2,494	3,059,210
(LIBOR USD 3 Month + 2.75%), 5.05% , 04/01/24	USD	15,742	15,816,928
Green Plains, Inc., Term Loan B, (LIBOR USD 1 Month + 5.50%), 7.38%, 08/29/23(c)		27,091	27,090,865
HD Supply, Inc., Term Loan B4, (LIBOR USD 3 Month + 2.50%), 4.80%, 10/17/23		6,464	6,501,336
Hilton Fort Lauderdale Marina, Term Loan, (LIBOR USD 3 Month + 6.00%), 7.48%, 07/09/19(c)		7,000	6,930,000
Hilton Worldwide Finance LLC, 1st Lien Term Loan B-2, (LIBOR USD 1 Month + 2.00%), 3.87%, 10/25/23		23,048	23,158,667
Houston Center, Term Loan, (LIBOR USD 3 Month + 0.00%), 4.25%, 12/09/22(p)		33,000	33,000,000
Infor U.S., Inc., Term Loan B6, (LIBOR USD 1 Month + 2.75%), 4.63%, 02/01/22		10,182	10,197,436
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.13%, 08/05/22		8,325	8,369,633
Level 3 Financing, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.11%, 02/22/24		14,615	14,640,138
LSTAR Securities Financing Vehicle I LLC, Term Loan, (LIBOR USD 6 Month + 2.50%), 4.16%, 04/07/20(c)		83,896	83,946,289
LSTAR Securities Financing Vehicle II LLC, Term Loan, (LIBOR USD 6 Month + 2.00%), 3.66%, 06/01/20(c)		18,866	18,859,971

Security		Par (000)	Value
United States (continued)
MacDermid, Inc., Term Loan C6, (EURIBOR 1 Month + 2.50%), 3.25%, 06/07/20	EUR	1,331	$1,642,682
McAfee Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.38%, 09/30/24	USD	14,597	14,736,486
McAfee LLC, 1st Lien Term Loan B, (LIBOR USD 6 Month + 4.25%), 10.38%, 03/14/25		12,710	12,843,455
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.88%, 04/25/23		16,693	16,727,298
Mission Broadcasting, Inc., Term Loan B2, (LIBOR USD 1 Month + 2.50%), 4.16%, 01/17/24		550	550,968
Nexstar Broadcasting, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.16%, 01/17/24		4,269	4,279,671
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.46%, 11/17/22(c)		25,792	26,694,720
Ply Gem, Inc., Term Loan B, 3.25%, 04/01/25(c),(p)		22,750	22,750,000
Quintiles IMS, Inc., Term Loan B, (EURIBOR 3 Month + 2.00%), 2.75%, 03/07/24	EUR	3,200	3,943,936
Realogy Group LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.96%, 02/28/25	USD	566	568,442
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.63%, 02/05/23		6,208	6,236,857
Riata Corporate Park, Term Loan A, (LIBOR USD 3 Month + 5.50%), 6.78%, 06/09/22(c)		20,000	20,000,000
Robertshaw Holdings Corp., Term Loan B:
(LIBOR USD 1 Month + 3.50%), 5.44% , 02/14/25		7,150	7,205,842
(LIBOR USD 3 Month + 0.00%), 9.69% , 02/14/26		4,760	4,748,100
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.88%, 02/22/24		9,629	9,654,031
Sedgwick Claims Management Services, 1st Lien Term Loan, 4.63%, 03/01/21		4,048	4,042,885
Serta Simmons Bedding LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 5.19% - 5.29%, 11/08/23		6,782	6,120,304
ServiceMaster Co. LLC, 1st Lein Term Loan C, (LIBOR USD 1 Month + 2.50%), 4.38%, 11/08/23		13,529	13,567,442
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.44%, 02/02/24		9,653	9,648,446
SS&C Technologies Holdings, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.13%, 07/08/22		2,665	2,678,207
SS&C Technologies Holdings, Inc., Term Loan B2, (LIBOR USD 1 Month + 2.25%), 4.13%, 07/08/22		30	30,513
Starwood Austin, Term Loan, (LIBOR USD 3 Month + 1.55%), 3.80%, 11/01/24(c)		12,000	12,000,000
Summit Materials LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.13%, 11/21/24		9,716	9,773,944
TeamViewer U.S. LLC, Term Loan, (EURIBOR 3 Month + 4.50%), 5.50%, 02/22/24	EUR	2,475	3,036,989
Thomson Reuters, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.13%, 10/03/23	USD	6,748	6,786,293
Toys R U.S. Delaware, Inc., DIP Term Loan, (LIBOR USD 1 Month + 8.75%), 10.50%, 01/18/19		14,347	14,323,240
TransDigm, Inc., Term Loan F, (LIBOR USD 3 Month + 2.75%), 4.63% - 5.05%, 06/09/23		17,487	17,530,708
TransDigm, Inc., Term Loan G, (LIBOR USD 3 Month + 2.50%), 4.38% - 4.80%, 08/22/24		4,189	4,200,720
TransUnion LLC, 1st Lien Term Loan B3, (LIBOR USD 1 Month + 2.00%), 3.88%, 04/10/23		16,897	16,935,784
Univision Communications, Inc., 1st Lien Term Loan C5, (LIBOR USD 1 Month + 2.75%), 4.63%, 03/15/24		12,538	12,323,710
Veritas U.S., Inc., 1st Lien Term Loan B1, (EURIBOR 3 Month + 4.50%), 5.50%, 01/27/23	EUR	1,911	2,354,641
VICI Properties, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.85%, 12/20/24	USD	16,561	16,606,245

25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.88%, 04/29/23	USD	5,271	$5,295,913
Yum Brands, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.81%, 06/16/23		2,857	2,862,015

			902,263,351
Total Floating Rate Loan Interests — 3.2% (Cost: $1,093,752,176)			1,102,783,459

Foreign Agency Obligations — 2.4%

Argentina — 0.2%
YPF SA:
8.88%, 12/19/18(b)		17,260	17,907,250
8.50%, 03/23/21(b)		12,500	13,651,250
8.75%, 04/04/24(b)		20,221	22,536,304
8.75%, 04/04/24		11,317	12,612,797
6.95%, 07/21/27(b)		10,000	10,041,000

			76,748,601
Bahrain — 0.0%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27		4,900	4,851,686

Belgium — 0.0%
Belfius Bank SA, (EUR Swap Annual 5 Year + 2.94%), 3.63%(g)(i)	EUR	200	230,296

Brazil — 0.7%
Petrobras Global Finance BV:
8.38%, 05/23/21	USD	6,183	7,039,345
6.13%, 01/17/22		151,845	162,018,615
5.30%, 01/27/25(b)		5,275	5,209,063
7.38%, 01/17/27		5,355	5,802,143
6.00%, 01/27/28(b)		5,375	5,321,250
5.75%, 02/01/29		21,580	20,881,455
6.85%, 06/05/2115		11,980	11,321,100

			217,592,971
Canada — 0.1%
NOVA Chemicals Corp.(b):
5.25%, 08/01/23		21,874	22,010,712
4.88%, 06/01/24		16,606	15,900,245
5.00%, 05/01/25		3,775	3,622,868

			41,533,825
China — 0.5%
CDBL Funding 1:
3.00%, 04/24/23		15,540	14,799,068
3.50%, 10/24/27		13,220	12,172,434
Chang Development International Ltd., 3.63%, 01/20/20		7,375	7,271,691
Charming Light Investments Ltd., 4.38%, 12/21/27		20,000	19,058,800
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	8,600	10,579,891
China Minmetals Corp.(g)(i):
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 6.07%), 4.45%	USD	16,600	16,512,817
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%		3,179	3,036,876
China Railway Construction Corp. Ltd.(h):
0.00%, 01/29/21(k)		9,000	9,254,250
1.50%, 12/21/21	CNY	58,000	8,598,551
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22	USD	11,875	11,596,413
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		31,237	31,861,740

Security		Par (000)	Value
China (continued)
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21	USD	5,700	$5,591,968
HeSteel Hong Kong Co. Ltd., 4.25%, 04/07/20		7,829	7,750,428
Huarong Finance Co. Ltd., 4.75%, 04/27/27		6,000	5,890,896
Industrial & Commercial Bank of China Ltd., 3.54%, 11/08/27		15,500	14,842,242
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20		2,832	2,765,049
Nanjing Yangzi State-owned Assets Investment Group Co. Ltd., 4.50%, 12/05/27		4,065	3,923,566
Wuhan State-Owned Asset Management Co. Ltd., 3.80%, 12/18/20		5,474	5,425,955

			190,932,635
France — 0.0%
Electricite de France SA:
(EUR Swap Annual 7 Year + 3.02%), 4.25%(g)(i)	EUR	3,300	4,268,585
(EUR Swap Annual 8 Year + 2.44%), 4.13%(g)(i)		1,600	2,087,473
4.63%, 04/26/30		950	1,505,111

			7,861,169
India — 0.3%
Export-Import Bank of India, 3.38%, 08/05/26	USD	1,371	1,289,390
Food Corp. of India, 9.95%, 03/07/22	INR	1,500,000	24,429,722
Greenko Dutch BV, 5.25%, 07/24/24	USD	7,950	7,624,050
Greenko Investment Co., 4.88%, 08/16/23		12,310	11,571,289
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27		6,976	6,669,830
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27		13,110	12,572,752
Power Finance Corp. Ltd., 3.75%, 12/06/27		15,000	13,990,785
Rural Electrification Corp. Ltd.:
3.88%, 07/07/27		3,576	3,381,244
4.63%, 03/22/28		14,800	14,754,283

			96,283,345
Indonesia — 0.1%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	87,560,000	6,502,450
Pertamina Persero PT:
5.63%, 05/20/43	USD	1,181	1,211,351
6.45%, 05/30/44		6,975	7,887,204
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	113,300,000	8,287,133

			23,888,138
Italy — 0.0%
A2A SpA, 1.63%, 10/19/27	EUR	1,075	1,300,751

Luxembourg — 0.2%
European Financial Stability Facility:
0.88%, 07/26/27		33,420	41,692,489
1.80%, 07/10/48		5,401	7,114,758

			48,807,247
Mexico — 0.1%
Petroleos Mexicanos, 5.35%, 02/12/28(b)	USD	44,146	43,545,614

Netherlands — 0.0%
TenneT Holding BV, (EUR Swap Annual 5 Year + 2.53%), 2.99%(g)(i)	EUR	2,600	3,263,153

Panama — 0.0%(b)
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36	USD	6,778	7,227,043
AES Panama SRL, 6.00%, 06/25/22		2,623	2,711,526

			9,938,569

26

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
South Korea — 0.1%
Harvest Operations Corp., 3.00%, 09/21/22	USD	12,373	$11,992,333
Korea Housing Finance Corp., 3.00%, 10/31/22		23,143	22,663,363

			34,655,696
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 06/27/19		596	596,489

Supranational — 0.0%
Asian Development Bank, 5.90%, 12/20/22	INR	598,750	8,895,961

Switzerland — 0.0%
Zuercher Kantonalbank, (EUR Swap Annual 5 Year + 1.85%), 2.63%, 06/15/27(g)	EUR	5,200	6,648,336

United Arab Emirates — 0.1%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29	USD	22,075	21,070,588
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23		10,000	9,885,000

			30,955,588
Total Foreign Agency Obligations — 2.5% (Cost: $858,199,809)			848,530,070

Foreign Government Obligations — 9.9%

Argentina — 1.4%
Provincia de Rio Negro, 7.75%, 12/07/25(b)		10,500	9,896,250
Republic of Argentina:
21.20%, 09/19/18	ARS	400,969	19,590,720
9.00%, 11/29/18	USD	27,629	28,561,535
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.50%), 24.96%, 03/11/19(g)	ARS	55,840	2,819,358
6.25%, 04/22/19(m)	USD	28,106	28,878,915
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 26.03%, 03/01/20(g)	ARS	111,681	5,746,610
8.00%, 10/08/20	USD	24,040	25,984,459
3.38%, 10/12/20	CHF	4,210	4,537,587
6.88%, 04/22/21	USD	92,492	98,041,520
5.63%, 01/26/22		36,990	37,526,355
8.75%, 05/07/24		67,455	75,736,920
7.50%, 04/22/26		9,971	10,639,057
5.88%, 01/11/28(n)		82,916	77,982,498
5.25%, 01/15/28	EUR	7,836	9,400,761
7.63%, 04/18/37	USD	6,318	6,336,822
2.50%, 12/31/38(d)		39,005	25,899,218
6.88%, 01/11/48		1,935	1,765,687
7.13%, 06/28/17		17,817	16,418,365

			485,762,637
Bahrain — 0.1%
Kingdom of Bahrain:
6.88%, 10/05/25(b)		12,074	12,074,000
6.75%, 09/20/29(b)		10,000	9,342,800
6.00%, 09/19/44(b)		5,000	4,037,430
7.50%, 09/20/47		8,541	7,793,663

			33,247,893
China — 0.0%
People’s Republic of China, 3.30%, 07/04/23	CNY	38,000	5,790,615

Colombia — 0.1%
Republic of Colombia, 4.38%, 07/12/21	USD	31,813	32,926,455

Ecuador — 0.0%
Republic of Ecuador, 7.88%, 01/23/28		4,764	4,586,303

Security		Par (000)	Value
Egypt — 0.2%
Arab Republic of Egypt:
5.75%, 04/29/20	USD	22,037	$22,571,838
5.58%, 02/21/23(b)		56,730	57,535,566

			80,107,404
France — 0.3%
Republic of France, 0.00%, 02/25/20	EUR	88,560	110,010,283

Germany — 0.7%
Federal Republic of Germany:
0.00%, 12/13/19		88,560	110,163,275
0.10%, 04/15/26(a)		47,588	64,514,449
0.25%, 02/15/27		53,837	65,552,152

			240,229,876
Greece — 0.0%
Hellenic Republic of Greece:
3.50%, 01/30/23		884	1,092,441
3.38%, 02/15/25(b)		685	817,190
3.75%, 01/30/28		2,413	2,841,066
3.90%, 01/30/33		2,521	2,855,549
4.00%, 01/30/37		2,940	3,228,796
4.20%, 01/30/42		1,972	2,165,947

			13,000,989
India — 0.2%
Republic of India, 7.59%, 03/20/29	INR	4,370,000	66,633,728

Indonesia — 1.0%
Perusahaan Penerbit SBSN Indonesia III:
3.75%, 03/01/23	USD	15,600	15,503,280
4.40%, 03/01/28		15,500	15,616,250
Republic of Indonesia:
3.75%, 04/25/22		33,040	33,094,714
5.63%, 05/15/23	IDR	467,328,000	33,435,125
8.38%, 03/15/24		627,310,000	49,781,326
4.13%, 01/15/25	USD	5,930	5,973,550
4.75%, 01/08/26		5,016	5,239,167
8.38%, 09/15/26	IDR	208,035,000	16,678,310
7.00%, 05/15/27		257,748,000	19,030,386
6.13%, 05/15/28		1,249,614,000	87,361,792
6.63%, 05/15/33		333,485,000	23,617,060
8.25%, 05/15/36		276,162,000	21,613,550
7.50%, 05/15/38		184,829,000	13,586,123
4.35%, 01/11/48	USD	14,071	13,415,742

			353,946,375
Italy — 0.4%
Republic of Italy:
2.10%, 09/15/21(a)	EUR	78,934	108,483,340
2.20%, 06/01/27		28,000	36,033,285

			144,516,625
Japan — 1.6%
Japan Government CPI Linked Bond, 0.10%, 03/10/27(a)	JPY	35,028,584	349,643,898
Japan Government Ten Year Bond:
1.00%, 09/20/21		7,090,900	69,239,651
0.30%, 12/20/24		3,875,000	37,339,552
Japan Government Two Year Bond, 0.10%, 03/15/20		11,812,150	111,531,873

			567,754,974
Lebanon — 0.3%
Republic of Lebanon:
6.10%, 10/04/22	USD	33,083	32,489,822
6.65%, 04/22/24		11,375	11,263,525

27

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Lebanon (continued)
6.25%, 11/04/24	USD	17,860	$17,190,250
6.85%, 03/23/27		32,741	31,642,539

			92,586,136
Malaysia — 0.3%
Federation of Malaysia, 3.84%, 04/15/33	MYR	350,000	84,611,686

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22	USD	9,360	8,836,037

Mexico — 0.2%
United Mexican States:
4.75%, 06/14/18	MXN	956,800	52,263,489
5.75%, 03/05/26		287,105	14,339,463

			66,602,952
Mongolia — 0.0%
Government of Mongolia, 7.50%, 06/30/18	CNY	20,000	3,141,421

Russia — 1.2%
Russian Federation:
5.00%, 04/29/20	USD	15,800	16,310,340
6.40%, 05/27/20	RUB	4,559,385	79,866,338
7.60%, 04/14/21		1,516,286	27,364,850
7.50%, 08/18/21		3,149,815	56,797,013
7.40%, 12/07/22		556,335	10,096,819
6.50%, 02/28/24		886,963	15,366,542
4.75%, 05/27/26	USD	40,600	41,948,570
7.75%, 09/16/26	RUB	1,327,266	24,488,883
8.15%, 02/03/27		3,443,091	65,210,626
4.25%, 06/23/27	USD	16,000	15,920,000
5.63%, 04/04/42		9,200	9,880,432
5.25%, 06/23/47		48,800	48,741,440

			411,991,853
South Africa — 0.8%
Republic of South Africa:
5.50%, 03/09/20		67,760	70,260,344
5.88%, 05/30/22		13,000	13,957,580
8.88%, 02/28/35	ZAR	445,772	38,182,633
6.25%, 03/31/36		865,818	56,893,759
8.50%, 01/31/37		444,096	36,489,227
6.50%, 02/28/41		335,297	21,876,161
8.75%, 02/28/48		370,330	30,924,569

			268,584,273
Sri Lanka — 0.1%
Republic of Sri Lanka:
6.85%, 11/03/25	USD	8,700	9,003,030
11.75%, 06/15/27	LKR	895,000	6,065,938

			15,068,968
Tunisia — 0.0%
Banque Centrale de Tunisie, 4.50%, 06/22/20	EUR	6,820	8,739,923

Turkey — 0.7%
Republic of Turkey:
5.63%, 03/30/21	USD	15,000	15,525,000
11.00%, 03/02/22	TRY	59,715	14,045,958
5.13%, 03/25/22(n)	USD	4,000	4,077,920
6.25%, 09/26/22		185,365	196,337,496

			229,986,374
United Arab Emirates — 0.1%
Emirate of Abu Dhabi, 4.13%, 10/11/47		32,450	30,360,350

Security		Par (000)	Value
United Kingdom — 0.2%
U.K. Treasury Bonds:
3.50%, 01/22/45	GBP	33,536	$64,808,905
1.50%, 07/22/47		3,550	4,743,969

			69,552,874
Total Foreign Government Obligations — 9.9% (Cost: $3,352,494,286)			3,428,577,004

		Shares
Investment Companies — 1.5%
iShares MSCI Brazil ETF(z)		869,800	39,036,624
iShares MSCI Emerging Markets ETF(z)		2,054,998	99,215,303
iShares J.P. Morgan USD Emerging Markets Bond ETF(z)		1,106,180	124,799,228
iShares iBoxx $ High Yield Corporate Bond ETF(z)		45,816	3,923,682
iShares Short Maturity Bond ETF(z)		1,666,000	83,566,560
Financial Select Sector SPDR Fund		5,872,776	161,912,434
PowerShares QQQ Trust, Series 1		156,719	25,095,414

Total Investment Companies — 1.6% (Cost: $512,553,886)			537,549,245

		Par (000)
Municipal Bonds — 3.8%
Alamo Community College District, Series 2017, GO, 5.00%, 08/15/34 - 08/15/38	USD	20,180	23,565,269
American Municipal Power, Inc. (Combined Hyroelectric Project), Series 2009B, RB, 6.45%, 02/15/44		2,545	3,462,294
Arizona Health Facilities Authority (Banner Health), Series 2007B, RB, VRDN, 1.95%, 01/01/37(g)		8,040	7,417,141
Bay Area Toll Authority, Series 2010S-1, RB, 6.92%, 04/01/40 - 04/01/50		20,400	29,209,526
Buckeye Tobacco Settlement Financing Authority, Series 2007A-2, RB, 5.88%, 06/01/47		15,200	14,966,984
California Health Facilities Financing Authority (Cedars- Sinai Medical Center), Series 2016A, RB, 5.00%, 08/15/33		3,535	4,114,245
California Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017A, RB, 5.00%, 08/15/47		4,460	4,952,562
California Pollution Control Financing Authority (Poseidon Resources Channelside LP Desalination Project), Series 2012, RB, 5.00%, 11/21/45(b)		9,730	10,359,823
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-series G-2, RB, 8.36%, 10/01/34		7,255	10,773,893
Central Texas Regional Mobility Authority, Series 2015A, RB, 5.00%, 01/01/45		2,575	2,823,590
Central Texas Regional Mobility Authority, Series 2016, RB, 5.00%, 01/01/46		3,715	4,066,216
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project), Series 2016, RB, 5.00%, 07/01/41 - 07/01/51		4,620	5,143,863
City & County of Denver Airport System, Series 2017A, RB, 5.00%, 11/15/28 - 11/15/30		8,595	10,019,947
City of Aurora, Series 2016, RB, 5.00%, 08/01/46		2,410	2,734,241
City of Austin Water & Wastewater System, Series 2014, RB, 5.00%, 11/15/43		4,450	4,930,733
City of Detroit Sewage Disposal System, Series 2006D, RB, VRDN, 1.73%, 07/01/32(g)		5,685	5,276,533

28

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
City of Houston Airport System, Series 2012A, RB, 5.00%, 07/01/24	USD	3,520	$3,855,808
City of Houston Combined Utility System, Series 2016B, RB, 5.00%, 11/15/35		3,310	3,811,995
City of Philadelphia, Series 2017B, RB, 5.00%, 07/01/42 - 07/01/47		12,140	13,510,633
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		3,805	5,609,141
Clark County School District, Series 2015C, GO, 5.00%, 06/15/26 - 06/15/28		10,695	12,280,107
Colorado Health Facilities Authority (Catholic Health Initiatives), Series 2011A, RB, 5.25%, 02/01/31		2,745	2,900,422
Commonwealth Financing Authority, Series 2016A, RB, 4.14%, 06/01/38		5,165	5,358,687
Commonwealth Financing Authority, Series 2018A, RB, 3.86%, 06/01/38		5,975	6,003,560
Commonwealth of Massachusetts, Series 2017F, GO, 5.00%, 11/01/42		4,970	5,756,155
Commonwealth of Puerto Rico, Series 2014A, GO, 8.00%, 07/01/35(l)		14,235	6,049,875
Connecticut State Health & Educational Facilities Authority (Hartford Healthcare Corp.), Series 2015F, RB, 5.00%, 07/01/45		4,850	5,199,394
Connecticut State Health & Educational Facilities Authority (Quinnipiac University), Series 2015L, RB, 5.00%, 07/01/45		6,375	6,977,629
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		3,205	4,048,941
County of Anne Arundel, Series 2018, GO, 5.00%, 10/01/47		4,440	5,164,963
County of Clark Department of Aviation, Series 2017C, RB, 5.00%, 07/01/21		4,790	5,218,609
County of Miami-Dade, Series 2017B, RB, 5.00%, 10/01/40		4,530	5,071,018
County of Miami-Dade, Series 2017D, RB, 3.35%, 10/01/29 - 10/01/31		6,765	6,615,347
County of Miami-Dade, Series 2016B, RB, 2.50%, 10/01/24		7,250	6,905,190
County of Miami-Dade (Building Better Communities Program), Series 2016A, GO, 5.00%, 07/01/34 - 07/01/35		6,090	6,980,617
Dallas Area Rapid Transit, Series 2016A, RB, 5.00%, 12/01/41 - 12/01/46		11,555	12,992,390
Dallas-Fort Worth International Airport Facilities Improvement Corp., Series 2013A, RB, 5.00%, 11/01/43(q)		4,170	4,400,809
Dallas-Fort Worth International Airport Facilities Improvement Corp., Series 2012D, RB, 5.00%, 11/01/42		3,440	3,705,602
District of Columbia, Series 2009E, RB, 5.59%, 12/01/34		5,065	6,078,962
District of Columbia, Series 2017D, GO, 5.00%, 06/01/42		4,500	5,192,685
District of Columbia (Children’s Hospital Obligated Group), Series 2015, RB, 5.00%, 07/15/34 - 07/15/35		6,560	7,379,573
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		8,380	9,279,342
Golden State Tobacco Securitization Corp., Series 2017A-1, RB, 5.00%, 06/01/27		5,100	5,863,062
Golden State Tobacco Securitization Corp., Series 2007A-1, RB, 5.13%, 06/01/47		12,660	12,660,000
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		2,550	2,690,530

Security		Par (000)	Value
Great Lakes Water Authority Michigan Water Supply System, Series 2016C, RB, 5.25%, 07/01/33	USD	2,535	$2,968,941
Health & Educational Facilities Authority of the State of Missouri (Washington University (The)), Series 2016B, RB, 3.09%, 09/15/51		12,140	10,496,972
Health & Educational Facilities Authority of the State of Missouri (Washington University (The)), Series 2017A, RB, 3.65%, 08/15/57		11,885	11,492,557
Health & Educational Facilities Authority of the State of Missouri (Saint Luke’s Health System, Inc.), Series 2016, RB, 5.00%, 11/15/29		2,685	3,069,224
JobsOhio Beverage System, Series 2013B, RB, 3.99%, 01/01/29		7,370	7,701,797
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.), Series 2015A, RB, 5.25%, 06/01/50		2,910	3,126,911
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41		2,995	3,308,666
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		8,230	11,760,505
Los Angeles County Metropolitan Transportation Authority, Series 2017A, RB, 5.00%, 07/01/42		2,655	3,087,792
Los Angeles Department of Water & Power System, Series 2010A, RB, 6.60%, 07/01/50		4,505	6,700,782
Maryland Economic Development Corp. (Purple Line Light Rail Project), Series 2016D, RB, 5.00%, 03/31/41		3,325	3,665,547
Maryland Health & Higher Educational Facilities Authority, Series 2014, RB, 5.25%, 07/01/27		4,105	4,607,329
Massachusetts Bay Transportation Authority, Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/43		2,350	2,700,291
Massachusetts Bay Transportation Authority, Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/39 - 07/01/42		10,880	12,529,148
Massachusetts Development Finance Agency (Partners Healthcare System Issue), Series 2016Q, RB, 5.00%, 07/01/47		6,715	7,466,140
Massachusetts Educational Financing Authority, Series 2015A, RB, 5.00%, 01/01/22		3,250	3,520,400
Mesquite Independent School District, Series 2017B, GO, 5.00%, 08/15/42		4,460	5,090,733
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center), Series 2016A, RB, 5.00%, 07/01/46		5,000	5,525,300
Metropolitan St. Louis Sewer District, Series 2017A, RB, 5.00%, 05/01/42		5,930	6,881,587
Metropolitan Transportation Authority, Series 2010C-1, RB, 6.69%, 11/15/40		4,830	6,535,038
Metropolitan Transportation Authority, Series 2017A, Sub-Series A-1, RB, 5.25%, 11/15/57		5,945	6,840,971
Metropolitan Transportation Authority, Series 2017A, RB, 5.00%, 11/15/42		4,350	4,990,712
Metropolitan Washington Airports Authority, Series 2016A, RB, 5.00%, 10/01/32		7,080	8,021,357
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement Project), Series 2014A, RB, 5.00%, 10/01/53		3,400	3,619,878
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement Project), Series 2009D, RB, 7.46%, 10/01/46		4,495	6,659,477
Miami-Dade County Educational Facilities Authority (University of Miami), Series 2018A, RB, 5.00%, 04/01/48 - 04/01/53		11,535	12,872,957

29

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Miami-Dade County Educational Facilities Authority (University of Miami Issue), Series 2015B, RB, 5.07%, 04/01/50	USD	5,095	$5,733,251
Michigan Finance Authority (Trinity Health Credit Group), Series 2017A-MI, RB, 5.00%, 12/01/47		14,950	16,159,904
Michigan Finance Authority (MidMichigan Obligated Group), Series 2014, RB, 5.00%, 06/01/39		4,160	4,597,590
Michigan Finance Authority (Henry Ford Health System), Series 2016, RB, 5.00%, 11/15/41		2,620	2,895,703
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.), Series 2016A, RB, 5.00%, 09/01/46		4,590	4,925,116
New Jersey Economic Development Authority (College Avenue Redevelopment Project), Series 2013, RB, 5.00%, 06/15/38		5,000	5,528,650
New Jersey Educational Facilities Authority (Stevens Institute of Technology), Series 2017A, RB, 5.00%, 07/01/27 - 07/01/34		7,060	8,131,159
New Jersey Transportation Trust Fund Authority, Series 2016A-1, Sub-series A-2, RB, 5.00%, 06/15/27		4,600	5,108,714
New Jersey Transportation Trust Fund Authority, Series 2016A, Sub-Series A-1, RB, 5.00%, 06/15/29		3,670	4,045,514
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40		4,240	4,624,229
New York City Municipal Water Finance Authority, Series 2017DD, RB, 5.00%, 06/15/47		5,150	5,869,867
New York City Municipal Water Finance Authority, Series 2010AA, RB, 5.75%, 06/15/41		5,525	7,223,937
New York City Transitional Finance Authority Building Aid, Series 2015S-2, RB, 5.00%, 07/15/40		2,650	2,981,409
New York City Transitional Finance Authority Future Tax Secured, Series 2017A, Sub-Series A-1, RB, 5.00%, 05/01/36		2,810	3,210,425
New York City Transitional Finance Authority Future Tax Secured, Series 2017B, RB, 5.00%, 08/01/31		1,760	2,048,622
New York City Transitional Finance Authority Future Tax Secured, Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		12,445	12,091,935
New York City Transitional Finance Authority Future Tax Secured, Series 2016E, Sub-Series E-1, RB, 5.00%, 02/01/35		2,945	3,359,715
New York Convention Center Development Corp., Series 2016A, RB, 5.00%, 11/15/46		6,730	7,641,175
New York Convention Center Development Corp., Series 2015, RB, 5.00%, 11/15/40		2,670	3,000,172
New York Liberty Development Corp., Series 2005, RB, 5.25%, 10/01/35		2,690	3,338,129
New York State Dormitory Authority, Series 2018A, RB, 5.00%, 03/15/41 - 03/15/43		14,070	16,374,151
New York State Dormitory Authority, Series 2016D, RB, 5.00%, 02/15/27 - 02/15/28		5,320	6,294,119
New York State Dormitory Authority, Series 2015B, RB, 5.00%, 03/15/32		4,330	5,010,633
New York State Dormitory Authority, Series 2016A, RB, 5.00%, 02/15/31		2,300	2,678,741
New York State Dormitory Authority, Series 2017B, RB, 5.00%, 02/15/36 - 02/15/43		35,240	40,606,575
New York State Urban Development Corp., Series 2017B, RB, 2.86%, 03/15/24 - 03/15/25		22,705	22,524,821
New York State Urban Development Corp., Series 2017D, RB, 3.32%, 03/15/29		10,345	10,237,826
New York Transportation Development Corp. (American Airlines, Inc. John F.Kennedy International Airport Project), Series 2016, RB, 5.00%, 08/01/20		6,000	6,339,720
New York Transportation Development Corp. (Laguardia Airport Terminal B Redevelopment Project), Series 2016A, RB, 5.00%, 07/01/41 - 01/01/50		9,925	10,814,174

Security		Par (000)	Value
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41	USD	11,590	$15,853,150
Oregon School Boards Association, Series 2005A, GO, 4.76%, 06/30/28		12,680	13,861,142
Oregon School Boards Association, Series 2002B, GO, 5.49%, 06/30/23		18,480	20,653,618
Pennsylvania Economic Development Financing Authority (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, RB, 5.00%, 12/31/22 - 12/31/38		6,440	7,023,794
Permanent University Fund, Series 2017A, RB, 3.38%, 07/01/47		10,300	9,800,141
Port Authority of New York & New Jersey, Series 192, RB, 4.81%, 10/15/65		5,135	6,048,054
Port Authority of New York & New Jersey, Series 174, RB, 4.46%, 10/01/62		10,250	11,216,575
Port Authority of New York & New Jersey, Series 180-1, RB, 5.00%, 11/15/47		2,240	2,518,118
Port Authority of New York & New Jersey, Series 207, RB, 5.00%, 09/15/25		6,165	7,089,134
Public Finance Authority (Denver International Airport Great Hall Project), Series 2017, RB, 5.00%, 09/30/49		6,000	6,574,260
Public Power Generation Agency, Series 2016A, RB, 5.00%, 01/01/35		2,790	3,149,101
Railsplitter Tobacco Settlement Authority, Series 2017, RB, 5.00%, 06/01/25		3,000	3,423,390
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		4,280	4,655,741
Salt Lake City Corp., Series 2017A, RB, 5.00%, 07/01/47		8,740	9,723,512
Salt Lake City Corp., Series 2017B, RB, 5.00%, 07/01/47		3,020	3,433,770
Salt River Project Agricultural Improvement & Power District (Arizona Salt River Project), Series 2015A, RB, 5.00%, 12/01/36		3,405	3,857,184
San Antonio Electric & Gas, Series 2013, RB, 5.00%, 02/01/48(q)		5,050	5,484,048
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		3,535	4,084,940
San Diego Unified School District, Series 2017I, GO, 5.00%, 07/01/41		6,230	7,283,991
San Francisco City & County Airport Comm-San Francisco International Airport, Series 2017A, RB, 5.00%, 05/01/47		4,940	5,565,108
San Francisco City & County Airport Comm-San Francisco International Airport, Series 2016B, RB, 5.00%, 05/01/41		4,960	5,553,514
San Jose Redevelopment Agency Successor Agency, Series 2017A-T, 2.96%, 08/01/24		9,610	9,523,510
South Carolina Ports Authority, Series 2015, RB, 5.00%, 07/01/45		4,000	4,402,320
South Carolina Public Service Authority, Series 2015, RB, 5.00%, 12/01/29		1,120	1,246,549
South Carolina Public Service Authority, Series 2014A, RB, 5.00%, 12/01/49		4,980	5,302,455
South Carolina Public Service Authority, Series 2016D, RB, 2.39%, 12/01/23		7,835	7,400,941
South Carolina Public Service Authority, Series 2015A, RB, 5.00%, 12/01/50		4,980	5,344,885
South Jersey Port Corp., Series 2017B, RB, 5.00%, 01/01/48		1,500	1,611,195
State Board of Administration Finance Corp., Series 2013A, RB, 3.00%, 07/01/20(q)		9,995	10,051,572
State of California, Series 2009, GO, 7.50%, 04/01/34 - 11/01/39		20,795	30,506,325

30

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
State of California, Series 2017, GO, 2.25%, 10/01/23	USD	19,490	$18,877,429
State of Connecticut, Series 2017A, GO, 3.31%, 01/15/26		21,925	21,172,534
State of Kansas Department of Transportation, Series 2015B, RB, 5.00%, 09/01/35		2,500	2,862,125
State of Ohio, Series 2017A, GO, 5.00%, 05/01/30 - 05/01/37		33,740	38,451,288
State of Washington, Series R-2015C, GO, 5.00%, 07/01/30		11,560	13,173,660
State of Washington, Series 2016A-1, GO, 5.00%, 08/01/40		7,030	7,948,470
State of Washington, Series R-2017A, GO, 5.00%, 08/01/30		3,035	3,552,376
State of Washington, Series R-2016B, GO, 5.00%, 07/01/31		4,000	4,629,800
State of Washington, Series 2018B, GO, 5.00%, 08/01/40 - 08/01/42		9,430	10,895,816
State of Washington, Series 2017D, GO, 5.00%, 02/01/41		4,880	5,603,265
State of Wisconsin, Series 2017B, GO, 5.00%, 05/01/32 - 05/01/38		16,195	18,489,051
State of Wisconsin, Series 2017C, RB, 3.15%, 05/01/27		8,980	8,838,924
State of Wisconsin, Series 2017-3, GO, 5.00%, 11/01/33		4,590	5,410,508
Sumter Landing Community Development District, Series 2016, RB, 4.17%, 10/01/47		2,555	2,693,532
Texas A&M University, Series 2017B, RB, 2.76%, 05/15/26 - 05/15/27		19,390	18,927,757
Texas Municipal Gas Acquisition & Supply Corp., Series 2008D, RB, 6.25%, 12/15/26		2,210	2,587,777
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC SH 288 Toll Lanes Project), Series 2016, RB, 5.00%, 12/31/50 - 12/31/55		7,675	8,301,360
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47		19,675	19,483,169
Tobacco Settlement Financing Corp., Series 20071A, RB, 5.00%, 06/01/41		10,020	10,008,377
Tobacco Settlement Financing Corp., Series 2007A-1, RB, 6.71%, 06/01/46		10,350	9,771,953
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		4,460	4,823,936
University of California, Series 2009F, RB, 6.58%, 05/15/49		11,840	16,183,741
University of California, Series 2017, RB, 3.06%, 07/01/25		4,795	4,765,894
University of California, Series 2013AJ, RB, 4.60%, 05/15/31		5,115	5,648,648
University of Delaware, Series 2010A, RB, 5.87%, 11/01/40		7,500	9,337,875
University of Houston, Series 2017A, RB, 5.00%, 02/15/33 - 02/15/36		17,810	20,257,528
University of Massachusetts Building Authority, Series 2013-1, RB, 5.00%, 11/01/39(q)		5,000	5,503,300
Virginia Small Business Financing Authority (Transform 66 P3 Project), Series 2017, RB, 5.00%, 12/31/47 -12/31/56		8,620	9,340,259
Weld County School District No. 4, Series 2016, GO, 5.25%, 12/01/41		4,165	4,874,966
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group), Series 2016A, RB, 5.00%, 06/01/19 - 06/01/24		18,010	19,640,648
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc.), Series 2015, RB, 5.00%, 12/15/44		2,350	2,532,595

Total Municipal Bonds — 3.8% (Cost: $1,296,732,778)			1,296,845,492

Non-Agency Mortgage-Backed Securities — 7.4%

Collateralized Mortgage Obligations — 3.5%
Cayman Islands — 0.0%
LSTAR Securities Investment Ltd. LLC, Series 2017-8, Class A, 0.03%, 11/01/22(a)(b)		3,076	3,086,396

Security		Par (000)	Value
Ireland — 0.0%
Bluestep Mortgage Securities No. 2 Ltd., Series 2, Class AB, 1.56%, 11/10/55(a)	SEK	24,496	$2,958,522

Italy — 0.0%
Berica 8 Residential MBS SRL, Series 8, Class A, 0.00%, 03/31/48(a)	EUR	1,092	1,342,010

Spain — 0.0%
SRF FT(a):
Series 2017-1, Class B, 1.57%, 04/26/63		3,400	4,214,162
Series 2017-1, Class C, 2.17%, 04/26/63		800	987,210
Series 2017-1, Class D, 2.27%, 04/26/63		1,200	1,475,116

			6,676,488
United Kingdom — 0.7%(a)
Castell plc, Series 2017-1, Class X, 4.73%, 10/25/44	GBP	4,706	6,601,643
Eurosail plc:
Series 2006-2X, Class A2C, 0.77%, 12/15/44		10,783	14,994,701
Series 2006-4X, Class A3A, 0.00%, 12/10/44	EUR	1,486	1,813,925
Series 2006-4X, Class A3C, 0.76%, 12/10/44	GBP	1,184	1,641,131
Eurosail UK plc:
Series 2007-4X, Class A3, 1.55%, 06/13/45		1,925	2,706,822
Series 2007-4X, Class A4, 1.55%, 06/13/45		3,757	5,055,762
Finsbury Square plc:
1.56%, 09/12/65		1,982	2,784,497
1.86%, 09/12/65		1,857	2,608,576
2.16%, 09/12/65		1,273	1,788,296
Series 2016-1, Class B, 3.39%, 02/16/58		4,585	6,538,218
Series 2016-2, Class B, 2.34%, 08/16/58		2,890	4,108,771
Series 2016-2, Class C, 2.84%, 08/16/58		3,448	4,918,718
Series 2016-2, Class X, 5.04%, 08/16/58		44	62,538
Series 2017-1, Class C, 2.55%, 03/12/59		3,360	4,773,724
Gemgarto plc, Series 2015-2, Class B, 2.90%, 02/16/54		1,560	2,223,421
Gosforth Funding plc, Series 2014-1, Class A2, 1.10%, 10/19/56		2,190	3,085,346
Great Hall Mortgages No. 1 plc, Series 2007-2X, Class BA, 0.91%, 06/18/39		17,570	22,418,736
Hawksmoor Mortgages plc, Series 2016-1, Class B, 2.18%, 05/25/53		11,696	16,524,945
Ludgate Funding plc:
Series 2007-1, Class BB, 0.00%, 01/01/61	EUR	3,181	3,511,044
Series 2007-1, Class MB, 0.00%, 01/01/61		2,651	2,989,752
Paragon Mortgages No. 10 plc, Series 10X, Class B1B, 0.21%, 06/15/41		212	248,084
Paragon Mortgages No. 11 plc, Series 11X, Class BB, 0.15%, 10/15/41		861	1,005,684
Paragon Mortgages No. 12 plc, Series 12X, Class B1B, 0.15%, 11/15/38		1,090	1,278,281
Paragon Mortgages No. 13 plc:
Series 13X, Class A2C, 1.90%, 01/15/39	USD	3,712	3,551,159
Series 13X, Class B1B, 0.05%, 01/15/39	EUR	2,655	3,064,503
Paragon Mortgages No. 14 plc, Series 14X, Class BB, 0.03%, 09/15/39		6,666	7,390,065
Paragon Mortgages No. 23 plc, Series 23, Class C, 2.72%, 01/15/43	GBP	4,450	6,320,949
Residential Mortgage Securities 29 plc:
Series 29, Class B, 2.02%, 12/20/46		10,055	14,271,810
Series 29, Class C, 2.32%, 12/20/46		2,504	3,554,735
Residential Mortgage Securities 30 plc, Series 30, Class C, 2.32%, 03/20/50		610	865,972
Ripon Mortgages plc, Series 1X, Class C1, 2.03%, 08/20/56		15,430	21,781,297
RMAC Securities No. 1 plc:
Series 2006-NS1X, Class M1C, 0.00%, 06/12/44	EUR	204	240,333
Series 2007-NS1X, Class M1C, 0.00%, 06/12/44		3,600	4,152,669
Trinity Square plc, Series 2015-1X, Class B, 1.92%, 07/15/51	GBP	875	1,238,426
Warwick Finance Residential Mortgages No. 1 plc:
Series 1, Class A, 1.64%, 09/21/49		10,010	14,111,533
Series 1, Class B, 1.84%, 09/21/49		26,155	36,841,843
Warwick Finance Residential Mortgages No. 2 plc, Series 2, Class C, 2.44%, 09/21/49		12,700	18,011,319

			249,079,228

31

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States — 2.8%
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 4.25%, 08/25/64(b)(d)	USD	12,273	$12,393,947
Alternative Loan Trust:
Series 2005-22T1, Class A1, 2.22%, 06/25/35(a)		13,209	11,947,768
Series 2005-72, Class A3, 2.17%, 01/25/36(a)		4,099	3,347,569
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		5,726	4,421,367
Series 2006-15CB, Class A1, 6.50%, 06/25/36		1,037	808,545
Series 2006-23CB, Class 2A5, 2.27%, 08/25/36(a)		10,955	4,527,234
Series 2006-34, Class A3, 2.57%, 11/25/46(a)		7,871	4,545,723
Series 2006-45T1, Class 2A2, 6.00%, 02/25/37		4,613	3,963,673
Series 2006-J7, Class 2A1, 2.28%, 11/20/46(a)		8,213	5,603,125
Series 2006-OA11, Class A4, 2.06%, 09/25/46(a)		6,617	5,638,413
Series 2006-OA14, Class 1A1, 3.01%, 11/25/46(a)		21,743	18,746,200
Series 2006-OA16, Class A4C, 2.21%, 10/25/46(a)		12,271	7,159,924
Series 2006-OA21, Class A1, 2.01%, 03/20/47(a)		7,410	6,272,867
Series 2006-OA6, Class 1A2, 2.08%, 07/25/46(a)		12,451	12,252,223
Series 2006-OC10, Class 2A3, 2.10%, 11/25/36(a)		4,501	3,552,055
Series 2006-OC7, Class 2A3, 2.12%, 07/25/46(a)		8,124	6,463,012
Series 2007-25, Class 1A3, 6.50%, 11/25/37		32,503	24,865,171
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,295	986,284
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		6,877	5,126,610
Series 2007-OA2, Class 1A1, 2.12%, 03/25/47(a)		19,256	15,822,287
Series 2007-OA3, Class 1A1, 2.01%, 04/25/47(a)		6,456	5,641,777
Series 2007-OA3, Class 2A2, 2.05%, 04/25/47(a)		930	55,521
Series 2007-OA7, Class A1B, 2.01%, 05/25/47(a)		6,693	6,474,191
Series 2007-OA8, Class 2A1, 2.05%, 06/25/47(a)		1,435	1,131,220
Series 2007-OH2, Class A2A, 2.11%, 08/25/47(a)		2,201	1,671,495
Series 2007-OH3, Class A1A, 2.16%, 09/25/47(a)		6,697	5,972,589
American Home Mortgage Assets Trust(a):
Series 2006-3, Class 2A11, 2.22%, 10/25/46		4,590	3,997,559
Series 2006-4, Class 1A12, 2.08%, 10/25/46		10,165	7,373,232
Series 2006-5, Class A1, 2.20%, 11/25/46		13,881	7,720,467
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 07/25/46(b)(d)		4,458	4,467,882
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45(b)(d)		622	618,638
APS Resecuritization Trust(a)(b):
Series 2016-1, Class 1MZ, 4.67%, 07/31/57		17,068	4,904,546
Series 2016-3, Class 3A, 4.72%, 09/27/46(c)		22,601	22,826,694
Series 2016-3, Class 4A, 4.47%, 04/27/47(c)		6,244	6,306,422
Banc of America Funding Trust(a)(b)(c):
Series 2014-R2, Class 1C, 0.00%, 11/26/36		12,087	2,402,389
Series 2016-R2, Class 1A1, 4.70%, 05/01/33		5,090	5,201,783
BCAP LLC Trust, Series 2010-RR11, Class 4A1, 3.28%, 03/27/47(a)(b)		7,154	7,185,935
Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 2.19%, 11/25/36(a)		4,713	4,733,313
Bear Stearns Asset-Backed Securities I Trust(d):
Series 2005-AC9, Class A5, 6.25%, 12/25/35		4,788	4,713,166
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36		5,722	5,101,443
Bear Stearns Mortgage Funding Trust(a):
Series 2006-SL1, Class A1, 2.15%, 08/25/36		6,076	6,111,579
Series 2007-AR2, Class A1, 2.04%, 03/25/37		273	243,643
Series 2007-AR3, Class 1A1, 2.01%, 03/25/37		3,612	3,410,437
Series 2007-AR4, Class 2A1, 2.08%, 06/25/37		2,957	2,811,849
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		81,574	67,459,975
CHL Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 3.47%, 11/25/35(a)		2,366	2,119,405
Series 2006-OA4, Class A1, 2.24%, 04/25/46(a)		36,017	18,802,290
Series 2006-OA5, Class 3A1, 2.07%, 04/25/46(a)		2,318	2,112,303
Series 2007-15, Class 2A2, 6.50%, 09/25/37		21,661	16,568,621
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57(a)(b)		48,435	47,529,716

Security	Par (000)		Value

United States (continued)
Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	USD	10,408	$9,071,304
COLT LLC, Series 2015-1, Class A1V, 4.87%, 12/26/45(a)(b)		1,036	1,038,793
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)		21,184	13,667,642
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 3.22%, 11/25/35(a)		3,966	1,601,548
CSMC Trust:
Series 2011-5R, Class 3A1, 3.58%, 09/27/47(a)(b)		467	459,764
Series 2013-5R, Class 1A6, 1.87%, 02/27/36(a)(b)		3,673	3,449,937
Series 2014-11R, Class 16A1, 3.59%, 09/27/47(a)(b)		11,445	11,547,004
Series 2014-2R, Class 28A1, 3.00%, 06/27/37(a)(b)		4,650	4,473,741
Series 2014-4R, Class 16A3, 1.82%, 02/27/36(a)(b)(c)		3,750	3,425,985
Series 2014-9R, Class 3A1, 1.83%, 11/27/37(a)(b)		10,071	9,980,322
Series 2014-9R, Class 9A1, 1.74%, 08/27/36(a)(b)(c)		5,775	4,939,392
Series 2015-4R, Class 1A2, 1.77%, 11/27/36(a)(b)(c)		2,334	2,018,114
Series 2015-4R, Class 1A4, 1.77%, 10/27/36(a)(b)(c)		6,805	4,251,288
Series 2015-6R, Class 5A1, 1.80%, 03/27/36(a)(b)		2,411	2,348,210
Series 2015-6R, Class 5A2, 1.80%, 03/27/36(a)(b)		11,966	7,920,066
Series 2017-1, 8.75%, 03/25/21(c)		22,385	16,016,000
Series 2017-2, 0.00%, 02/01/47		8,528	8,429,524
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 07/25/46(b)		5,739	5,763,680
Deutsche Alt-A Securities Mortgage Loan Trust(a):
Series 2007-OA4, Class 1A1B, 2.00%, 08/25/47		3,563	3,356,012
Series 2007-OA4, Class A2A, 2.04%, 08/25/47		5,522	3,739,645
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, 2.38%, 01/27/37(a)(b)(c)		1,422	1,251,212
Deutsche Alt-B Securities Mortgage Loan Trust(a):
Series 2006-AB3, Class A3, 6.51%, 07/25/36		2,157	1,932,217
Series 2006-AB3, Class A8, 6.36%, 07/25/36		1,372	1,228,704
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(a):
Series 2015-DN1, Class B, 13.37%, 01/25/25		1,491	2,153,340
Series 2015-HQ2, Class B, 9.82%, 05/25/25		1,597	1,942,918
Series 2016-DNA4, Class M3, 5.67%, 03/25/29		9,070	10,134,070
Series 2017-DNA1, Class M2, 5.12%, 07/25/29		9,410	10,154,111
Series 2017-DNA2, Class B1, 7.02%, 10/25/29		6,110	6,889,621
Series 2017-DNA2, Class M2, 5.32%, 10/25/29		11,303	12,293,003
Series 2017-DNA3, Class B1, 6.32%, 03/25/30		10,380	11,087,501
Series 2017-DNA3, Class M2, 4.37%, 03/25/30		20,290	20,798,118
Series 2017-HRP1, Class M2, 4.32%, 12/25/42		2,090	2,159,547
Series 2018-DNA1, Class B1, 5.02%, 07/25/30		11,290	10,807,678
Series 2018-DNA1, Class M2, 3.67%, 07/25/30		7,310	7,234,923
Federal National Mortgage Association(a):
Series 2016-C02, Class 1M2, 7.87%, 09/25/28		2,186	2,616,897
Series 2016-C04, Class 1M2, 6.12%, 01/25/29		13,578	15,368,415
Series 2016-C06, Class 1M2, 6.12%, 04/25/29		11,981	13,580,722
Series 2017-C01, Class 1B1, 7.62%, 07/25/29		4,911	5,734,791
Series 2017-C01, Class 1M2, 5.42%, 07/25/29		9,138	9,921,699
Series 2017-C03, Class 1B1, 6.72%, 10/25/29		7,590	8,362,030
Series 2017-C05, Class 1B1, 5.47%, 01/25/30		10,220	10,232,792
Series 2017-C05, Class 1M2, 4.07%, 01/25/30		5,969	6,047,138
Federal National Mortgage Association Variable Rate Notes, Series 2017-C03, Class 1M2, 4.87%, 10/25/29(a)		807	856,004
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 3.28%, 03/25/36(a)		2,994	2,791,187
GSMPS Mortgage Loan Trust(a)(b):
Series 2005-RP1, Class 1AF, 2.22%, 01/25/35		5,264	4,944,730
Series 2005-RP2, Class 1AF, 2.22%, 03/25/35		6,347	5,931,001
Series 2006-RP1, Class 1AF1, 2.22%, 01/25/36		4,819	4,154,279

32

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.77%, 01/25/35(a)	USD	1,173	$1,185,792
HarborView Mortgage Loan Trust(a):
Series 2007-3, Class 2A1B, 2.04%, 05/19/47		2,061	1,612,197
Series 2007-4, Class 2A2, 2.06%, 07/19/47		2,891	2,527,158
Impac CMB Trust, Series 2005-7, Class A1, 2.39%, 11/25/35(a)		4,182	3,431,582
IndyMac IMJA Mortgage Loan Trust, Series 2007-A2, Class 3A1, 7.00%, 10/25/37		11,957	8,383,013
IndyMac INDX Mortgage Loan Trust(a):
Series 2007-AR19, Class 3A1, 3.39%, 09/25/37		7,378	5,202,525
Series 2007-FLX2, Class A1A, 2.03%, 04/25/37		7,744	7,422,403
Series 2007-FLX5, Class 2A2, 2.11%, 08/25/37		3,872	3,483,830
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 2A1, 3.70%, 05/25/37(a)		2,174	2,155,707
JPMorgan Madison Avenue Securities Trust, Series 2014-CH1, Class M2, 6.12%, 11/25/24(a)(b)(c)		5,329	5,798,287
JPMorgan Mortgage Trust(a):
Series 2007-A1, Class 4A1, 3.74%, 07/25/35		77	78,044
Series 2017-2, Class A6, 3.00%, 05/25/47(b)		6,169	6,077,368
LSTAR Securities Investment Ltd., Series 2018-1, Class A, 3.21%, 02/01/23(a)(b)(c)		29,666	29,614,924
MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.99%, 08/25/37(a)(b)(c)		3,470	2,647,282
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, 2.08%, 04/25/37(a)		7,045	5,904,884
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.95%, 06/26/47(a)(b)(c)		3,936	3,808,286
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1.93%, 04/16/36(a)(b)		30,879	26,278,132
Nomura Asset Acceptance Corp. Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(b)		1,643	1,626,328
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36(d)		1,953	809,742
Series 2007-2, Class A4, 2.29%, 04/25/47(a)		1,523	1,248,842
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 1.57%, 11/26/35(a)(b)		5,197	4,784,560
RALI Trust(a):
Series 2007-QH1, Class A1, 2.03%, 02/25/37		4,308	3,925,958
Series 2007-QH6, Class A1, 2.06%, 07/25/37		7,151	6,722,713
Series 2007-QH9, Class A1, 2.59%, 11/25/37		1,347	1,171,687
RBSSP Resecuritization Trust, Series 2013-2, Class 1A2, 1.38%, 12/26/36(a)(b)		3,296	3,153,814
Reperforming Loan REMIC Trust(a)(b):
Series 2005-R2, Class 1AF1, 2.21%, 06/25/35		3,173	3,050,172
Series 2005-R3, Class AF, 2.27%, 09/25/35		5,093	4,468,771
Seasoned Credit Risk Transfer Trust:
Series 2017-3, Class M2, 4.75%, 07/25/56(a)(b)		4,085	4,029,775
Series 2018-1, Class BX, 6.66%, 05/25/57(c)		1,485	810,395
Series 2018-1, Class M, 4.75%, 05/25/57(a)(c)		1,340	1,321,777
STARM Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.76%, 04/25/37(a)		1,765	1,493,853
Structured Adjustable Rate Mortgage Loan Trust(a):
Series 2005-11, Class 1A1, 3.46%, 05/25/35		1,722	1,509,980
Series 2006-3, Class 4A, 3.59%, 04/25/36		3,603	3,215,969
Structured Asset Mortgage Investments II Trust(a):
Series 2006-AR2, Class A1, 2.10%, 02/25/36		3,689	3,495,707
Series 2006-AR4, Class 3A1, 2.06%, 06/25/36(c)		8,610	7,447,376
Series 2006-AR5, Class 2A1, 2.08%, 05/25/46		2,185	1,842,241
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(b)		4,659	3,985,262
WaMu Mortgage Pass-Through Certificates Trust(a):
Series 2005-AR2, Class B1, 2.40%, 01/25/45		1,894	1,242,458
Series 2006-AR15, Class 2A, 2.28%, 11/25/46		2,058	1,942,752
Series 2007-OA5, Class 1A, 2.03%, 06/25/47		5,940	5,838,205

Security	Par (000)		Value

United States (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36	USD	7,809	$7,131,424
Series 2006-4, Class 3A1, 6.50%, 05/25/36(d)		7,264	6,296,802
Series 2006-4, Class 3A5, 6.35%, 05/25/36(d)		1,931	1,673,967
Series 2006-8, Class A4, 4.52%, 10/25/36(d)		5,228	3,295,806
Series 2007-OA1, Class 2A, 2.00%, 12/25/46(a)		10,504	8,310,552

			953,678,998

Total Collateralized Mortgage Obligations — 3.5%			1,216,821,642

Commercial Mortgage-Backed Securities — 3.6%
Cayman Islands — 0.0%(b)
Resource Capital Corp. Ltd.(a):
Series 2017-CRE5, Class A, 2.59%, 07/15/34		7,899	7,901,882
Series 2017-CRE5, Class B, 3.79%, 07/15/34		2,494	2,493,952
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44(c)		247	244,474

			10,640,308
Ireland — 0.1%(a)
Taurus DEU DAC:
Series 2016-DE2, Class C, 2.85%, 01/03/27	EUR	2,205	2,760,197
Series 2016-DE2, Class D, 3.75%, 01/03/27		2,410	3,023,819
Taurus DEU Ltd.:
Series 2015-DE2, Class D, 2.10%, 02/01/26		3,080	3,802,792
Series 2015-DE2, Class E, 3.40%, 02/01/26		7,915	9,844,398
Taurus UK DAC:
Series 2017-UK2, Class B, 1.94%, 11/17/27	GBP	3,649	5,129,612
Series 2017-UK2, Class C, 2.39%, 11/17/27		2,024	2,842,461
Series 2017-UK2, Class D, 3.04%, 11/17/27		1,790	2,513,836

			29,917,115
United Kingdom — 0.1%
Canary Wharf Finance II plc(a):
Series II, Class C2, 1.90%, 10/22/37		2,100	2,621,591
Series II, Class D2, 2.62%, 10/22/37		14,689	18,270,676

			20,892,267
United States — 3.4%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)	USD	15,600	14,216,901
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 3.90%, 09/15/34(a)(b)		28,980	28,980,464
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(b)		1,850	1,982,978
AREIT Trust, Series 2018-CRE1, Class A, 2.63%, 02/15/35(a)(b)(c)		8,545	8,547,563
Asset Securitization Corp., Series 1997-D5, Class B2, 6.93%, 02/14/43		1,183	1,206,874
Atrium Hotel Portfolio Trust(a)(b):
Series 2017-ATRM, Class D, 3.73%, 12/15/36		14,575	14,467,281
Series 2017-ATRM, Class E, 4.83%, 12/15/36		6,300	6,245,658
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32(a)(b)		4,336	4,337,506
BAMLL Commercial Mortgage Securities Trust(a)(b):
Series 2013-DSMZ, Class M, 7.47%, 09/15/18		19,320	19,319,807
Series 2013-DSNY, Class A, 2.83%, 09/15/26		7,000	7,002,181
Series 2013-DSNY, Class E, 4.38%, 09/15/26		100	99,990
Series 2013-DSNY, Class F, 5.28%, 09/15/26		7,683	7,671,857
Series 2015-200P, Class F, 3.60%, 04/14/33		6,531	6,133,935
Series 2016-ISQ, Class E, 3.61%, 08/14/34(c)		18,000	16,155,000
Series 2017-SCH, Class CL, 3.28%, 11/15/32		2,560	2,560,000
Series 2017-SCH, Class DL, 3.78%, 11/15/32		5,070	5,070,000
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(a)		1,434	1,452,315

33

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 2.63%, 01/15/33(a)(b)	USD	6,440	$6,440,000
Bank of America NA, Series 2017-BNK9, Class A4, 3.54%, 11/15/54		1,180	1,177,495
Bayview Commercial Asset Trust(a)(b):
Series 2005-2A, Class A1, 2.18%, 08/25/35		5,536	5,253,996
Series 2005-4A, Class A1, 2.17%, 01/25/36		1,113	1,038,219
Series 2005-4A, Class A2, 2.26%, 01/25/36		313	293,626
Series 2005-4A, Class M1, 2.32%, 01/25/36		838	780,240
Series 2006-1A, Class A2, 2.23%, 04/25/36		1,341	1,275,158
Series 2006-3A, Class A1, 2.12%, 10/25/36		2,118	2,017,230
Series 2006-3A, Class A2, 2.17%, 10/25/36		2,297	2,192,578
Series 2006-4A, Class A1, 2.10%, 12/25/36		3,199	3,061,287
Series 2007-2A, Class A1, 2.14%, 07/25/37		4,958	4,737,642
Series 2007-4A, Class A1, 2.32%, 09/25/37		21,437	20,481,841
Series 2007-5A, Class A3, 2.87%, 10/25/37		1,192	1,183,150
Series 2007-6A, Class A4A, 3.37%, 12/25/37		5,310	3,954,099
BBCMS Mortgage Trust(a)(b):
Series 2018-TALL, Class A, 2.50%, 03/15/37		9,830	9,775,401
Series 2018-TALL, Class D, 3.23%, 03/15/37		3,030	3,009,107
BBCMS Trust, Series 2015-STP, Class E, 4.28%, 09/10/28(a)(b)		220	211,315
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(a)(b)		2,313	2,192,767
Benchmark Mortgage Trust, Series 2018-B3, Class D, 3.06%, 04/10/51(b)		1,530	1,263,765
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 3.16%, 07/05/33(a)(b)		12,265	12,295,691
BWAY Mortgage Trust(b):
Series 2013-1515, Class D, 3.63%, 03/10/33		9,570	9,360,688
Series 2013-1515, Class E, 3.72%, 03/10/33		650	629,560
Series 2013-1515, Class F, 3.93%, 03/10/33(a)		19,708	18,824,516
Series 2015-1740, Class E, 4.45%, 01/10/35(a)		9,438	9,027,671
BXP Trust(a)(b):
Series 2017-CC, Class D, 3.55%, 08/13/37(c)		4,370	4,068,557
Series 2017-CC, Class E, 3.55%, 08/13/37(c)		8,160	7,055,870
Series 2017-GM, Class D, 3.42%, 06/13/39		24,150	22,927,100
Series 2017-GM, Class E, 3.42%, 06/13/39		5,530	5,106,810
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class D, 4.35%, 10/15/34(a)(b)		3,340	3,388,971
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29(a)(b)		1,830	1,812,193
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50		1,676	1,663,952
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		5,341	5,522,160
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48		1,090	1,107,205
Series 2016-C4, Class C, 4.88%, 05/10/58(a)		7,780	7,970,728
Series 2018-TAN, Class C, 5.29%, 02/15/33(b)		3,020	3,110,620
CGBAM Commercial Mortgage Trust(a)(b):
Series 2015-SMRT, Class E, 3.79%, 04/10/28		10,086	10,037,136
Series 2015-SMRT, Class F, 3.79%, 04/10/28		670	660,395
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class D, 3.48%, 05/15/30(a)(b)		385	385,482
CGDBB Commercial Mortgage Trust(a)(b):
Series 2017-BIOC, Class A, 2.57%, 07/15/32		10,630	10,639,990
Series 2017-BIOC, Class D, 3.38%, 07/15/32		8,490	8,497,969
Series 2017-BIOC, Class E, 3.93%, 07/15/32		13,000	12,979,505
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class D, 3.52%, 05/10/35(a)(b)		720	705,820
Series 2013-375P, Class E, 3.52%, 05/10/35(a)(b)		971	928,202
Series 2014-GC19, Class C, 4.90%, 03/10/47(a)		1,156	1,200,454
Series 2015-GC27, Class C, 4.43%, 02/10/48(a)		14,540	14,276,676
Series 2015-SHP2, Class F, 6.98%, 07/15/27(a)(b)		1,080	1,088,401

Security	Par (000)		Value
United States (continued)
Series 2015-SSHP, Class D, 4.83%, 09/15/27(a)(b)	USD	3,425	$3,436,737
Series 2016-C1, Class C, 4.95%, 05/10/49(a)		4,100	4,282,337
Series 2016-GC37, Class AS, 3.57%, 04/10/49		2,110	2,196,125
Series 2016-GC37, Class D, 2.79%, 04/10/49(b)		2,640	2,031,105
Series 2016-P3, Class C, 4.84%, 04/15/49(a)		340	353,013
Series 2016-SMPL, Class D, 3.52%, 09/10/31(b)		920	908,340
Series 2016-SMPL, Class E, 4.51%, 09/10/31(b)		1,780	1,769,326
CLNS Trust, Series 2017-IKPR, Class E, 5.24%, 06/11/32(a)(b)		4,035	4,055,161
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.66%, 06/10/44(a)(b)		1,374	1,397,989
Series 2013-300P, Class D, 4.39%, 08/10/30(a)(b)		750	762,559
Series 2013-GAM, Class A2, 3.37%, 02/10/28(b)		845	840,869
Series 2014-CR15, Class C, 4.76%, 02/10/47(a)		670	700,253
Series 2014-FL5, Class HFL1, 4.99%, 07/15/31(a)(b)(c)		6,988	6,798,319
Series 2014-FL5, Class HFL2, 5.89%, 07/15/31(a)(b)(c)		3,179	3,180,987
Series 2014-PAT, Class D, 3.87%, 08/13/27(a)(b)		1,447	1,446,420
Series 2014-PAT, Class E, 4.87%, 08/13/27(a)(b)		2,500	2,529,016
Series 2014-PAT, Class F, 4.16%, 08/13/27(a)(b)		15,170	15,170,064
Series 2014-PAT, Class G, 3.31%, 08/13/27(a)(b)		7,087	6,895,580
Series 2014-TWC, Class B, 3.32%, 02/13/32(a)(b)		9,430	9,439,005
Series 2014-TWC, Class E, 4.97%, 02/13/32(a)(b)		6,115	6,178,779
Series 2015-3BP, Class F, 3.24%, 02/10/35(a)(b)		3,810	3,434,977
Series 2015-CR23, Class C, 4.25%, 05/10/48(a)		1,940	1,897,465
Series 2015-CR23, Class CMD, 3.68%, 05/10/48(a)(b)		13,523	13,343,386
Series 2015-CR23, Class CME, 3.68%, 05/10/48(a)(b)		7,850	7,664,596
Series 2015-CR23, Class D, 4.25%, 05/10/48(a)		12,730	10,409,927
Series 2015-CR23, Class E, 3.23%, 05/10/48(b)		4,020	2,595,890
Series 2015-CR25, Class C, 4.55%, 08/10/48(a)		290	290,201
Series 2015-CR25, Class D, 3.80%, 08/10/48(a)		2,015	1,652,598
Series 2015-LC19, Class C, 4.26%, 02/10/48(a)		1,877	1,873,748
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		9,591	7,963,085
Series 2015-LC21, Class C, 4.31%, 07/10/48(a)		6,490	6,349,802
Series 2015-LC23, Class A4, 3.77%, 10/10/48		1,028	1,043,942
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(b)		1,840	1,683,147
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		2,237	1,806,073
Series 2017-DLTA, Class E, 3.74%, 08/15/35(a)(b)		5,280	5,215,478
Series 2017-DLTA, Class F, 4.36%, 08/15/35(a)(b)		4,860	4,792,349
Core Industrial Trust(a)(b):
Series 2015-CALW, Class G, 3.85%, 02/10/34		29,865	28,456,005
Series 2015-TEXW, Class D, 3.85%, 02/10/34		4,140	4,171,081
Series 2015-TEXW, Class F, 3.85%, 02/10/34		16,810	16,253,113
Series 2015-WEST, Class E, 4.23%, 02/10/37		1,476	1,444,581
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2004-C4, Class F, 5.23%, 10/15/39(a)(b)		1,792	1,810,540
Series 2005-C2, Class AMFX, 4.88%, 04/15/37		730	714,494
Series 2005-C3, Class B, 4.88%, 07/15/37		917	915,488
Series 2005-C3, Class C, 4.95%, 07/15/37(a)		540	552,907
CSMC Trust(b):
Series 2015-DEAL, Class A, 3.10%, 04/15/29(a)		9,687	9,687,431
Series 2015-DEAL, Class D, 4.88%, 04/15/29(a)		5,600	5,599,996
Series 2016-MFF, Class A, 3.38%, 11/15/33(a)		1,435	1,443,652
Series 2017-CHOP, Class E, 5.08%, 07/15/32(a)		5,665	5,684,047
Series 2017-PFHP, Class A, 2.73%, 12/15/20(a)		2,310	2,309,997
Series 2017-TIME, Class A, 3.65%, 11/13/39		2,190	2,183,975
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.49%, 09/10/49(a)(b)		5,111	4,350,952
DBUBS Mortgage Trust(b):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		6,680	6,701,192
Series 2017-BRBK, Class E, 3.53%, 10/10/34(a)(c)		11,990	11,173,896
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(c)		2,300	2,058,051
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/35(a)(b)		3,210	3,256,242

34

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
GAHR Commercial Mortgage Trust(a)(b):
Series 2015-NRF, Class AFL1, 3.08%, 12/15/34	USD	1,051	$1,051,541
Series 2015-NRF, Class EFX, 3.38%, 12/15/34		9,604	9,486,991
Series 2015-NRF, Class FFX, 3.38%, 12/15/34		4,190	4,117,404
GP Portfolio Trust, Series 2014-GPP, Class E, 5.88%, 02/15/27(a)(b)		14,390	14,187,395
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(a)(b)		31,742	31,165,394
GS Mortgage Securities Corp. II(b):
Series 2005-ROCK, Class A, 5.37%, 05/03/32		7,340	8,236,597
Series 2013-KING, Class E, 3.44%, 12/10/27(a)		14,850	14,593,760
GS Mortgage Securities Corp. Trust(b):
Series 2016-RENT, Class C, 4.07%, 02/10/29(a)		1,450	1,467,033
Series 2017-500K, Class D, 3.08%, 07/15/32(a)		620	621,163
Series 2017-500K, Class E, 3.28%, 07/15/32(a)		1,270	1,273,161
Series 2017-500K, Class F, 3.58%, 07/15/32(a)		2,805	2,814,133
Series 2017-500K, Class G, 4.28%, 07/15/32(a)		1,030	1,033,845
Series 2017-GPTX, Class A, 2.86%, 05/10/34		6,110	6,032,042
Series 2018-CHLL, Class E, 4.13%, 02/15/37(a)		1,920	1,920,820
GS Mortgage Securities Trust:
Series 2014-GC20, Class B, 4.53%, 04/10/47(a)		370	370,952
Series 2014-GC22, Class D, 4.65%, 06/10/47(a)(b)		2,719	2,303,067
Series 2015-GC32, Class D, 3.35%, 07/10/48		1,887	1,526,838
Series 2017-GS7, Class A4, 3.43%, 08/10/50		2,680	2,635,968
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		1,409	1,160,890
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		500	399,109
Hilton Orlando Trust, Series 2018-ORL, Class E, 4.43%, 12/15/34(a)(b)		6,670	6,705,735
IMT Trust(b):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34		4,090	4,082,294
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(a)		1,350	1,287,002
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(a)		2,090	1,977,329
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A4, 3.80%, 09/15/47		1,600	1,638,503
Series 2015-C33, Class D1, 4.12%, 12/15/48(a)(b)		4,979	4,691,961
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.65%, 03/15/50(a)(b)		4,720	4,459,396
Series 2017-JP7, Class B, 4.05%, 09/15/50		840	851,301
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2002-CIB4, Class C, 6.45%, 05/12/34(a)(b)		251	250,761
Series 2003-PM1A, Class G, 5.75%, 08/12/40(a)(b)(c)		2,840	2,887,198
Series 2012-CBX, Class A4FL, 3.09%, 06/15/45(a)(b)		1,140	1,172,988
Series 2014-CBM, Class E, 5.63%, 10/15/29(a)(b)		3,415	3,414,988
Series 2014-DSTY, Class A, 3.43%, 06/10/27(b)		4,945	4,946,640
Series 2014-FL4, Class C, 3.98%, 12/15/30(a)(b)		10,910	10,931,072
Series 2014-PHH, Class B, 3.63%, 08/15/27(a)(b)		5,860	5,859,986
Series 2015-JP1, Class D, 4.24%, 01/15/49(a)		7,843	7,287,183
Series 2015-SGP, Class A, 3.48%, 07/15/36(a)(b)		2,834	2,839,239
Series 2015-UES, Class E, 3.62%, 09/05/32(a)(b)		17,360	17,139,587
Series 2016-NINE, Class A, 2.85%, 10/06/38(a)(b)		12,450	11,845,680
Series 2016-WPT, Class A, 3.23%, 10/15/33(a)(b)		6,570	6,576,387
Series 2017-MAUI, Class D, 3.67%, 07/15/34(a)(b)		1,270	1,275,189
Series 2017-MAUI, Class E, 4.67%, 07/15/34(a)(b)		6,870	6,900,202
Series 2017-MAUI, Class F, 5.47%, 07/15/34(a)(b)		660	663,315
Series 2018-ASH8, Class E, 4.78%, 02/15/35(a)(b)		4,080	4,093,832
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 6.11%, 07/15/40(b)		2,424	2,422,066
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 05/15/31(a)(b)		6,730	6,457,743
Lehman Brothers Small Balance Commercial Mortgage Trust(a)(b):
Series 2006-2A, Class M2, 2.26%, 09/25/36		1,800	1,743,007
Series 2007-1A, Class 1A, 2.12%, 03/25/37		5,064	4,742,019

Security	Par (000)		Value
United States (continued)
Lone Star Portfolio Trust(a)(b):
Series 2015-LSP, Class A1A2, 3.58%, 09/15/28	USD	2,835	$2,840,371
Series 2015-LSP, Class D, 5.78%, 09/15/28		2,995	3,008,957
Series 2015-LSP, Class E, 7.38%, 09/15/28		15,972	16,076,068
MAD Mortgage Trust(a)(b):
Series 2017-330M, Class D, 3.71%, 08/15/34		2,925	2,882,566
Series 2017-330M, Class E, 3.76%, 08/15/34		8,020	7,683,320
Madison Avenue Trust(a)(b):
Series 2013-650M, Class D, 4.03%, 10/12/32		8,002	8,044,397
Series 2013-650M, Class E, 4.03%, 10/12/32		3,140	3,104,780
Merrill Lynch Mortgage Trust(a):
Series 2005-MKB2, Class F, 6.32%, 09/12/42(b)		3,650	3,815,906
Series 2008-C1, Class AJ, 6.50%, 02/12/51		74	73,487
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.13%, 07/15/50(a)(b)		4,449	3,889,934
Series 2015-C25, Class C, 4.53%, 10/15/48(a)		720	730,807
Series 2015-C25, Class D, 3.07%, 10/15/48		3,045	2,514,454
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		10,035	8,034,703
Series 2017-C33, Class C, 4.56%, 05/15/50(a)		2,270	2,293,664
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31(b)		2,200	2,130,964
Morgan Stanley Capital I Trust:
Series 2005-IQ9, Class AJ, 4.77%, 07/15/56		165	164,083
Series 2006-IQ11, Class C, 6.25%, 10/15/42(a)		4,210	4,398,885
Series 2014-150E, Class F, 4.30%, 09/09/32(a)(b)(c)		6,850	6,809,928
Series 2014-CPT, Class E, 3.45%, 07/13/29(a)(b)		630	619,517
Series 2014-CPT, Class F, 3.45%, 07/13/29(a)(b)		18,182	17,808,685
Series 2014-CPT, Class G, 3.45%, 07/13/29(a)(b)		6,825	6,599,900
Series 2015-MS1, Class C, 4.03%, 05/15/48(a)		3,053	2,963,133
Series 2015-MS1, Class D, 4.03%, 05/15/48(a)(b)		830	706,212
Series 2015-XLF2, Class AFSB, 4.49%, 08/15/26(a)(b)		2,900	2,900,000
Series 2017-CLS, Class F, 4.38%, 11/15/34(a)(b)		15,877	15,925,830
Series 2017-H1, Class C, 4.28%, 06/15/50(a)		1,750	1,721,805
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		7,340	5,703,180
Series 2017-PRME, Class D, 5.18%, 02/15/34(a)(b)		1,990	1,990,054
Morgan Stanley Capital I, Inc.:
Series 2017-HR2, Class D, 2.73%, 12/15/50		1,115	881,031
Series 2017-JWDR, Class D, 3.73%, 11/15/34(a)(b)		2,660	2,663,284
Series 2017-JWDR, Class E, 4.83%, 11/15/34(a)(b)		4,930	4,939,132
Natixis Commercial Mortgage Securities Trust, Series 2018-TECH, Class F, 4.78%, 11/15/34(a)(b)		1,540	1,542,934
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(b)		15,310	14,280,248
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class F, 4.68%, 02/11/36(a)(b)		2,457	2,434,476
RAIT Trust(a)(b):
Series 2017-FL7, Class A, 2.73%, 06/15/37		9,350	9,358,667
Series 2017-FL7, Class C, 4.28%, 06/15/37		1,440	1,439,995
RSO Repo SPE Trust, 5.20%, 09/15/20(a)(c)		26,556	26,555,758
Velocity Commercial Capital Loan Trust(a):
Series 2014-1, Class M1, 4.94%, 09/25/44(b)(c)		6,821	6,843,509
Series 2015-1, Class AFL, 4.30%, 06/25/45(b)		3,479	3,518,189
Series 2016-1, Class M4, 7.79%, 04/25/46(b)(c)		970	1,129,728
Series 2016-2, Class AFL, 3.67%, 10/25/46		3,259	3,306,781
Series 2016-2, Class M3, 5.50%, 10/25/46		1,030	1,081,028
Series 2016-2, Class M4, 7.23%, 10/25/46		1,110	1,164,524
Series 2017-2, Class M3, 4.24%, 11/25/47(b)		2,070	2,046,901
Series 2017-2, Class M4, 5.00%, 11/25/47(b)		1,241	1,221,160
VNDO Mortgage Trust(a)(b):
Series 2013-PENN, Class D, 3.95%, 12/13/29		1,400	1,397,180
Series 2013-PENN, Class E, 3.95%, 12/13/29		4,115	4,039,083
VNDO Trust, Series 2016-350P, Class E, 3.90%, 01/10/35(a)(b)		5,830	5,368,107

35

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ, 5.63%, 10/15/48(a)	USD	4,666	$4,742,770
Wells Fargo Commercial Mortgage Trust:
Series 2013-BTC, Class F, 3.55%, 04/16/35(a)(b)		8,491	7,912,078
Series 2015-C27, Class C, 3.89%, 02/15/48		5,879	5,534,306
Series 2015-C27, Class D, 3.77%, 02/15/48(b)		2,283	1,751,264
Series 2015-C31, Class A4, 3.70%, 11/15/48		4,320	4,370,940
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		1,610	1,644,236
Series 2015-NXS4, Class D, 3.60%, 12/15/48(a)		3,528	3,139,883
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		1,687	1,303,613
Series 2016-C34, Class C, 5.03%, 06/15/49(a)		4,560	4,682,721
Series 2016-NXS5, Class D, 4.88%, 01/15/59(a)		1,000	965,049
Series 2017-C39, Class C, 4.12%, 09/15/50		1,570	1,524,300
Series 2017-C39, Class D, 4.36%, 09/15/50(a)(b)		1,130	1,034,058
Series 2017-HSDB, Class A, 2.60%, 12/13/31(a)(b)		3,928	3,934,185
Series 2018-BXI, Class E, 3.93%, 12/15/36(a)(b)		2,330	2,323,204
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL, 2.74%, 03/15/44(a)(b)		676	677,612
Worldwide Plaza Trust, Series 2017-WWP, Class E, 3.60%, 11/10/36(a)(b)		4,310	3,843,886

			1,161,789,952
Total Commercial Mortgage-Backed Securities — 3.6%			1,223,239,642

Interest Only Collateralized Mortgage Obligations — 0.0%

United States — 0.0%(a)
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.71%, 07/25/47		36,576	1,554,479
Reperforming Loan REMIC Trust, Series 2005-R3, Class AS, 4.44%, 09/25/35(b)		4,212	426,011
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.15%, 07/25/56(b)		8,664	819,287

			2,799,777

Interest Only Commercial Mortgage-Backed Securities — 0.3%

United States — 0.3%(a)
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(b)		25,000	380,750
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 0.89%, 09/15/48		18,107	915,465
Series 2017-BNK3, Class XB, 0.63%, 02/15/50		61,000	2,920,070
Series 2017-BNK3, Class XD, 1.29%, 02/15/50(b)		12,290	1,060,750
BBCMS Trust(b):
Series 2015-SRCH, Class XA, 0.96%, 08/10/35		73,430	5,093,839
Series 2015-SRCH, Class XB, 0.19%, 08/10/35		42,790	722,723
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class X, 1.39%, 04/10/29(b)(c)		84,430	3,090,138
CD Mortgage Trust, Series 2017-CD3, Class XA, 1.04%, 02/10/50		25,822	1,836,201
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.75%, 05/10/58		19,983	2,038,835
Series 2016-C4, Class XB, 0.73%, 05/10/58		18,700	935,935
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class XA, 1.41%, 02/10/48		18,970	1,375,708
Series 2015-P1, Class XA, 0.78%, 09/15/48		49,498	2,169,396
Series 2016-P3, Class XA, 1.71%, 04/15/49		29,550	2,881,978
Series 2017-P8, Class XA, 0.93%, 09/15/50		18,933	1,290,017
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.09%, 03/10/46		28,294	960,566
Series 2015-CR23, Class XA, 0.98%, 05/10/48		182,509	8,363,306
Series 2015-CR24, Class XA, 0.81%, 08/10/48		76,922	3,571,126
Series 2015-CR25, Class XA, 0.94%, 08/10/48		79,704	4,172,723
Series 2016-DC2, Class XA, 1.06%, 02/10/49		39,058	2,349,319
Series 2017-COR2, Class XA, 1.18%, 09/10/50		20,927	1,830,930

Security	Par (000)		Value
United States (continued)
Core Industrial Trust(b):
Series 2015-TEXW, Class XA, 0.77%, 02/10/34	USD	57,480	$1,499,239
Series 2015-WEST, Class XA, 0.93%, 02/10/37		39,860	2,261,493
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.14%, 11/15/50		32,800	566,449
CSMC OA LLC, Series 2014-USA, Class X2, 0.04%, 09/15/37(b)		598,765	3,730,306
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50		15,440	1,036,642
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.00%, 04/10/47		5,156	238,384
Series 2016-GS3, Class XA, 1.27%, 10/10/49		13,751	1,067,418
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 0.91%, 09/15/47		11,793	518,999
Series 2014-C26, Class XA, 1.13%, 01/15/48		7,915	362,090
Series 2015-C27, Class XD, 0.50%, 02/15/48(b)		31,775	885,887
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		14,670	751,397
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)		37,589	1,873,436
Series 2016-JP4, Class XA, 0.81%, 12/15/49		9,909	425,815
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.23%, 03/10/50(b)		10,965	522,460
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XD, 1.19%, 12/15/47(b)		51,913	3,530,255
Series 2014-C19, Class XF, 1.19%, 12/15/47(b)		13,486	784,750
Series 2015-C20, Class XA, 1.38%, 02/15/48		11,395	737,864
Series 2015-C21, Class XB, 0.31%, 03/15/48(b)		15,696	325,161
Series 2015-C22, Class XA, 1.14%, 04/15/48		108,217	5,924,711
Series 2015-C26, Class XA, 1.10%, 10/15/48		37,868	2,288,388
Series 2015-C26, Class XD, 1.35%, 10/15/48(b)		18,660	1,606,066
Series 2016-C28, Class XA, 1.28%, 01/15/49		12,067	864,388
Series 2016-C29, Class XB, 0.96%, 05/15/49		29,800	2,027,011
Series 2016-C31, Class XA, 1.45%, 11/15/49		7,857	686,716
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, 2.20%, 06/15/50(b)(c)		8,870	1,450,245
Morgan Stanley Capital I, Inc., Series 2017-HR2, Class XA, 0.81%, 12/15/50		40,395	2,490,105
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(b)		99,000	3,179,880
One Market Plaza Trust(b):
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32		152,049	807,380
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(c)		30,410	182,459
UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.61%, 06/15/50		18,421	1,970,267
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 0.91%, 02/15/48		65,762	3,193,972
Series 2015-NXS1, Class XB, 0.36%, 05/15/48		13,786	438,428
Series 2016-BNK1, Class XB, 1.34%, 08/15/49		19,200	1,778,688
Series 2016-BNK1, Class XD, 1.27%, 08/15/49(b)		9,764	795,376
Series 2016-C33, Class XA, 1.80%, 03/15/59		54,994	5,305,909
Series 2016-LC25, Class XA, 1.08%, 12/15/59		36,869	2,235,170
Series 2017-C41, Class XA, 1.24%, 11/15/50		45,552	4,094,373
WFRBS Commercial Mortgage Trust:
Series 2014-C20, Class XA, 1.10%, 05/15/47		17,015	725,174
Series 2014-C23, Class XA, 0.65%, 10/15/57		72,155	2,211,990

			113,334,516

36

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)			Value
Principal Only Collateralized Mortgage Obligations — 0.0%

United States — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(b)(k)	USD	4,305		$333,360

Total Non-Agency Mortgage-Backed Securities — 7.4%
(Cost: $2,513,845,597)				2,556,528,937

Preferred Securities — 1.0%

Capital Trusts — 1.0%

Luxembourg — 0.0%
Novartex Holding Luxembourg SCA(c):
0.00%, 12/31/49	EUR	—	(t)	—
Spain — 0.2%
Banco Santander SA(i):
4.75%(g)		27,000		33,346,733
6.25%(a)		11,100		14,217,973
6.75%(a)		8,400		11,627,752

				59,192,458
United Kingdom — 0.1%(a)(i)
Barclays plc, 7.25%	GBP	6,445		9,663,996
Lloyds Banking Group plc:
6.41%(b)	USD	1,000		1,102,500
6.66%		437,000		487,528
6.66%(b)		2,363,000		2,636,222
Nationwide Building Society, 10.25%	GBP	10,834		23,712,816

				37,603,062
United States — 0.7%(i)
Andeavor Logistics LP, Series A, 6.87%(a)	USD	28,900		29,033,662
Bank of America Corp.:(a)
Series FF, 5.87%		16,700		16,805,350
Series DD, 6.30%		15,084		16,177,590
Bank of New York Mellon Corp. (The), Series F, 4.62%(a)		963		936,517
JPMorgan Chase & Co.(a):
Series CC, 4.63%		5,810		5,534,025
Series X, 6.10%		41,647		43,729,350
NBCUniversal Enterprise, Inc., 5.25%(b)		4,900		5,083,750
Progressive Corp. (The), Series B, 5.37%(a)		14,275		14,435,594
US Bancorp, Series J, 5.30%(a)		25,006		25,568,635
Wells Fargo & Co., Series S, 5.90%(a)		65,469		67,439,617

				224,744,090
Total Capital Trusts — 1.0%
(Cost: $316,116,775)				321,539,610

		Shares
Preferred Stocks — 0.0%
Cayman Islands — 0.0%
RR 3 Ltd., 0.00%(e)(i)(k)		1,500,000		1,128,725
RR 3 Ltd., 0.00%(b)(e)(i)(k)		4,286,000		3,225,142

				4,353,867
Luxembourg — 0.0%(c)(e)(f)
Concrete Investment I SCA		36,201		1,247,218
Concrete Investment II SCA (Preference)		9,727		323,152

				1,570,370

Security		Shares	Value
United States — 0.0%(a)(e)(i)
Federal Home Loan Mortgage Corp., Series Z, 7.88%		249,600	$1,435,200
Federal National Mortgage Association, Series S, 8.25%		249,600	1,435,200

			2,870,400
Total Preferred Stocks — 0.0%
(Cost: $10,858,163)			8,794,637

Total Preferred Securities — 1.0%
(Cost: $326,974,938)			330,334,247

	Par (000)
U.S. Government Sponsored Agency Securities — 68.5%(o)

Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.:
Series K040, Class A2, 3.24%, 09/25/24	USD	2,590	2,621,142
Series K730, Class A2, 3.59%, 01/25/25		7,300	7,556,434
Series K058, Class A2, 2.65%, 08/25/26		3,140	3,017,076
Series K060, Class A2, 3.30%, 10/25/26		730	735,205
Series K062, Class A2, 3.41%, 12/25/26		621	630,075
Series K071, Class A2, 3.29%, 11/25/27		4,880	4,887,339
Series K072, Class A2, 3.44%, 12/25/27		1,780	1,804,240
Federal Home Loan Mortgage Corp. Variable Rate Notes:(o)
Series K059, Class A2, 3.12%, 09/25/26		890	884,705
Series K061, Class A2, 3.35%, 11/25/26		2,060	2,081,871
Series 2017-K64, Class B, 3.98%, 03/25/27(b)		2,026	1,999,182
Series K069, Class A2, 3.19%, 09/25/27		3,050	3,035,467
Series 2018-K73, Class B, 3.85%, 01/25/28(b)		5,206	5,034,796
Series 2018-K74, Class B, 4.23%, 02/25/51(b)		2,100	2,049,521
Federal National Mortgage Association ACES Variable Rate Notes:(o)
Series 2017-M8, Class A2, 3.06%, 05/25/27		2,823	2,779,265
Series 2017-M12, Class A2, 3.08%, 06/25/27		4,540	4,487,617
Federal National Mortgage Association Variable Rate Notes, Series 2018-M1, Class A2, 2.99%, 12/25/27		4,140	4,053,073

			47,657,008
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series K718, Class X1, 0.64%, 01/25/22		27,495	570,828
Series 2015-K718, Class X2A, 0.10%, 02/25/22(b)		430,500	1,320,860
Series KC01, Class X1, 0.71%, 12/25/22		124,186	2,620,764
Series K044, Class X1, 0.75%, 01/25/25		41,924	1,753,717
Series KW01, Class X1, 0.98%, 01/25/26		71,454	4,340,656
Series KIR1, Class X, 1.08%, 03/25/26		23,961	1,655,965
Series K064, Class X1, 0.61%, 03/25/27		71,328	3,328,628
Series K065, Class X1, 0.67%, 04/25/27		67,959	3,533,423
Series KW03, Class X1, 0.85%, 06/25/27		20,603	1,207,345
Federal National Mortgage Association ACES Variable Rate Notes:(o)
Series 2017-M12, Class X, 0.33%, 06/25/27		42,576	675,677
Series 2016-M4, Class X2, 2.73%, 01/25/39		22,750	2,445,627
Government National Mortgage Association:
Series 2014-40, Class AI, 1.00%, 02/16/39		31,853	665,723
Series 2014-52, Class AI, 0.83%, 08/16/41		23,857	541,325

37

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)			Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association Variable Rate Notes:
Series 2013-145, Class SI(LIBOR USD 1 Month + 6.25%, 6.25% Cap), 4.46%, 04/16/40	USD	17,452		$1,208,924
Series 2015-48, 0.68%, 02/16/50		15,202		737,251
Series 2009-80, 0.78%, 09/16/51		5,110		387,796
Series 2013-63, 0.79%, 09/16/51		58,292		3,114,569
Series 2012-120, 0.77%, 02/16/53		14,050		611,441
Series 2012-23, 0.64%, 06/16/53		9,737		225,678
Series 2013-191, 0.76%, 11/16/53		7,995		276,804
Series 2015-22, 0.73%, 03/16/55		28,874		1,551,497
Series 2015-173, 0.89%, 09/16/55		17,774		1,137,602
Series 2015-171, 0.89%, 11/16/55		29,884		1,914,546
Series 2016-128, 0.94%, 09/16/56		12,389		967,375
Series 2017-151, 0.71%, 09/16/57(c)		36,020		2,350,649
Series 2016-125, 1.06%, 12/16/57		27,971		2,040,358
Series 2016-26, 0.98%, 02/16/58		46,885		3,385,274
Series 2016-119(LIBOR USD 1 Month + 0.00%), 1.13%, 04/16/58		29,456		2,357,901
Series 2016-110, 1.04%, 05/16/58		18,878		1,512,131
Series 2016-158, 0.91%, 06/16/58		19,952		1,533,940
Series 2016-152, 0.98%, 08/15/58		53,776		4,041,401
Series 2016-87, 1.01%, 08/16/58		28,704		2,185,681
Series 2017-86, 0.77%, 05/16/59		16,242		1,102,186
Series 2017-100, 0.81%, 05/16/59		23,561		1,565,361
Series 2017-69(LIBOR USD 1 Month + 0.00%), 0.80%, 07/16/59		15,196		1,046,624

				59,915,527
Mortgage-Backed Securities - 68.2%
Federal Home Loan Mortgage Corp.:
2.50%, 06/01/27 - 07/01/32		322,009		316,968,431
3.00%, 10/01/27 - 03/01/32		72,684		72,883,468
4.00%, 01/01/40 - 09/01/47		127,047		131,477,973
3.50%, 10/01/41 - 02/01/47		236,407		238,304,407
3.50%, 06/15/44(r)		51,025		51,144,052
4.50%, 09/01/44 - 01/01/48		631,901		671,288,548
4.00%, 01/01/47(s)		227,309		235,148,307
Class 351, 4.50%, 03/01/47		1,079		1,131,502
Class 355, 4.50%, 06/01/47		740		788,271
Federal National Mortgage Association:
3.50%, 10/25/27 - 04/25/48(r)		2,555,779		2,605,237,576
3.00%, 12/01/27 - 01/01/48		374,251		374,593,430
2.50%, 06/01/28 - 09/01/32		3,160,747		3,097,612,733
3.00%, 02/25/29 - 05/25/44(r)		892,022		890,702,978
3.50%, 10/01/31 - 01/01/47		762,288		770,777,995
6.00%, 03/01/38		3		3,563
4.00%, 12/01/40 - 01/01/57		5,506,674		5,661,977,881
4.50%, 09/01/43 - 02/01/57		975,370		1,037,703,653
4.00%, 09/25/43(r)		6,986,176		7,162,616,814
5.04%, 09/01/44		31,603		33,715,290
4.50%, 03/25/47 - 04/25/47(r)		102,757		107,601,633
Class 359, 4.50%, 01/01/48		24,871		26,434,366
Class 360, 4.50%, 01/01/48		30,997		33,041,534
Government National Mortgage Association:
4.00%, 06/20/44(r)		26,000		26,746,031
3.50%, 11/20/44		13,428		13,579,678
4.00%, 02/20/47		—	(t)	1

				23,561,480,115

Total U.S. Government Sponsored Agency Securities - 68.5% (Cost: $23,734,201,511)				23,669,052,650

Security	Par (000)		Value
U.S. Treasury Obligations — 30.2%
U.S. Treasury Bonds, 3.00%, 02/15/48	USD	376,260	$378,405,856
U.S. Treasury Inflation Linked Notes:
0.13%, 04/15/20(m)		1,386,868	1,462,200,341
0.13%, 04/15/21 - 04/15/22		622,119	637,709,570
0.38%, 01/15/27		18,650	18,650,316
U.S. Treasury Notes:
1.75%, 11/30/19		720,000	714,065,623
2.25%, 02/29/20(m)		5,368,725	5,366,208,410
2.25%, 03/31/20		1,589,425	1,588,617,874
2.75%, 02/15/28		289,485	289,632,003

Total U.S. Treasury Obligations — 30.3% (Cost: $10,449,261,054)			10,455,489,993

		Shares
Warrants — 0.0%

Japan — 0.0%
Wessex Ltd. (Issued/exercisable 06/16/2016, 1 share for 1 warrant, Expires 06/24/19, Strike Price JPY 1.00)(c)(e)		4,500,000	112,072

Total Warrants — 0.0% (Cost: $341,996)			112,072

Total Long-Term Investments — 166.4% (Cost: $57,452,139,864)			57,530,764,018

Short-Term Securities — 9.0%

		Par (000)
Borrowed Bond Agreements — 5.7%(u)
Barclays Bank plc, 1.50%, 04/02/18 (Purchased on 03/29/18 to be repurchased at USD 350,481,305, collateralized by U.S. Treasury Notes, 2.75%, due at 02/15/28, par and fair value of USD 395,807,998 and $396,008,994 respectively)	USD	350,438	350,437,500
Barclays Bank plc, 1.69%, 04/03/18 (Purchased on 03/26/18 to be repurchased at USD 468,347,406, collateralized by U.S. Treasury Notes, 2.25%, due at 02/15/21, par and fair value of USD 470,000,000 and $468,200,784 respectively)		468,238	468,237,500
Barclays Bank plc, (4.00)%, Open (Purchased on 03/14/18 to be repurchased at USD 1,157,310, collateralized by Hertz Corp. (The), 6.25%, due at 10/15/22, par and fair value of USD 1,200,000 and $1,122,000 respectively)(v)		1,160	1,159,500
Barclays Bank plc, (3.80)%, Open (Purchased on 03/20/18 to be repurchased at EUR 1,075,358, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,100,000 and $1,312,890 respectively)(v)	EUR	1,076	1,324,573
Barclays Bank plc, (1.50)%, Open (Purchased on 01/26/18 to be repurchased at GBP 107,802, collateralized by William Hill plc, 4.88%, due at 09/07/23, par and fair value of GBP 100,000 and $148,016 respectively)(v)	GBP	108	151,246
Barclays Bank plc, (1.50)%, Open (Purchased on 03/22/18 to be repurchased at EUR 703,576, collateralized by Iliad SA, 1.50%, due at 10/14/24, par and fair value of EUR 700,000 and $860,427 respectively)(v)	EUR	704	865,932

38

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)(u)
Barclays Bank plc, (1.00)%, Open (Purchased on 02/15/18 to be repurchased at EUR 1,467,264, collateralized by Tereos Finance Groupe I SA, 4.13%, due at 06/16/23, par and fair value of EUR 1,400,000 and $1,709,789 respectively)(v)	EUR	1,469	$1,807,605
Barclays Bank plc, (0.25)%, Open (Purchased on 10/18/17 to be repurchased at USD 1,770,232, collateralized by Bank of Communications Co. Ltd., 5.00%, due at , par and fair value of USD 1,700,000 and $1,668,210 respectively)(i)(v)	USD	1,772	1,772,250
Barclays Bank plc, 0.00%, Open (Purchased on 03/28/18 to be repurchased at EUR 291,360, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 300,000 and $353,447 respectively)(v)	EUR	291	358,504
Barclays Bank plc, 0.42%, Open (Purchased on 01/31/18 to be repurchased at GBP 2,736,303, collateralized by U.K. Treasury Bonds, 3.50%, due at 07/22/68, par and fair value of GBP 1,710,000 and $4,085,584 respectively)(v)	GBP	2,734	3,836,393
Barclays Capital, Inc., (2.00)%, Open (Purchased on 06/07/17 to be repurchased at USD 9,189,482, collateralized by Transocean, Inc., 5.80%, due at 10/15/22, par and fair value of USD 9,900,000 and $9,504,000 respectively)(v)	USD	9,343	9,343,125
Barclays Capital, Inc., (1.00)%, Open (Purchased on 11/16/17 to be repurchased at USD 2,011,230, collateralized by Rackspace Hosting, Inc., 8.63%, due at 11/15/24, par and fair value of USD 1,960,000 and $1,935,500 respectively)(v)		2,019	2,018,800
Barclays Capital, Inc., 0.75%, Open (Purchased on 03/23/18 to be repurchased at USD 822,103, collateralized by Tullow Oil plc, 6.25%, due at 04/15/22, par and fair value of USD 800,000 and $807,000 respectively)(v)		822	822,000
Barclays Capital, Inc., 0.75%, Open (Purchased on 12/22/17 to be repurchased at USD 10,826,917, collateralized by Cemex SAB de CV, 5.70%, due at 01/11/25, par and fair value of USD 10,000,000 and $10,255,000 respectively)(v)		10,813	10,812,500
Barclays Capital, Inc., 0.85%, Open (Purchased on 12/14/17 to be repurchased at USD 1,748,362, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 2.80%, due at 07/21/23, par and fair value of USD 1,950,000 and $1,652,201 respectively)(v)		1,745	1,745,250
Barclays Capital, Inc., 1.15%, Open (Purchased on 03/23/18 to be repurchased at USD 5,542,812, collateralized by Deutsche Bank AG, 6.25%, due at , par and fair value of USD 5,400,000 and $5,273,229 respectively)(i)(v)		5,542	5,541,750
Barclays Capital, Inc., 1.25%, Open (Purchased on 12/26/17 to be repurchased at USD 6,960,632, collateralized by Pacific Gas & Electric Co., 4.00%, due at 12/01/46, par and fair value of USD 6,806,000 and $6,380,971 respectively)(v)		6,942	6,942,120
Barclays Capital, Inc., 1.25%, Open (Purchased on 11/07/17 to be repurchased at USD 6,648,937, collateralized by Vine Oil & Gas LP, 8.75%, due at 04/15/23, par and fair value of USD 6,730,000 and $6,275,725 respectively)(v)		6,629	6,629,050
Barclays Capital, Inc., 1.25%, Open (Purchased on 11/10/17 to be repurchased at USD 4,865,048, collateralized by Level 3 Financing, Inc., 5.38%, due at 05/01/25, par and fair value of USD 4,900,000 and $4,753,000 respectively)(v)		4,851	4,851,000
BNP Paribas SA, (2.86)%, Open (Purchased on 01/30/18 to be repurchased at EUR 1,177,583, collateralized by Orano SA, 4.38%, due at 11/06/19, par and fair value of EUR 1,100,000 and $1,431,402 respectively)(v)	EUR	1,183	1,456,020
BNP Paribas SA, (2.00)%, Open (Purchased on 02/09/18 to be repurchased at EUR 1,544,321, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,550,000 and $1,849,982 respectively)(v)		1,548	1,905,290

Security		Par (000)	Value
Borrowed Bond Agreements (continued)(u)
BNP Paribas SA, (2.00)%, Open (Purchased on 01/02/18 to be repurchased at EUR 341,321, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 328,000 and $391,480 respectively)(v)	EUR	343	$421,507
BNP Paribas SA, (2.00)%, Open (Purchased on 01/04/18 to be repurchased at EUR 620,482, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 590,000 and $704,186 respectively)(v)		623	766,402
BNP Paribas SA, (2.00)%, Open (Purchased on 01/04/18 to be repurchased at EUR 838,655, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 800,000 and $954,829 respectively)(v)		842	1,035,744
BNP Paribas SA, (2.00)%, Open (Purchased on 01/05/18 to be repurchased at EUR 627,704, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 600,000 and $716,122 respectively)(v)		630	775,183
BNP Paribas SA, (2.00)%, Open (Purchased on 01/10/18 to be repurchased at EUR 914,752, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 880,000 and $1,050,312 respectively)(v)		918	1,129,573
BNP Paribas SA, (2.00)%, Open (Purchased on 01/10/18 to be repurchased at EUR 1,034,952, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,000,000 and $1,193,536 respectively)(v)		1,039	1,278,930
BNP Paribas SA, (1.95)%, Open (Purchased on 03/27/18 to be repurchased at EUR 280,222, collateralized by Wind Tre SpA, 2.75%, due at 01/20/24, par and fair value of EUR 300,000 and $340,745 respectively)(v)		280	344,874
BNP Paribas SA, (0.65)%, Open (Purchased on 11/29/17 to be repurchased at EUR 9,059,801, collateralized by Royal Bank of Scotland plc, 2.88%, due at 07/21/26, par and fair value of EUR 8,260,000 and $11,412,329 respectively)(v)		9,082	11,175,051
BNP Paribas SA, (0.65)%, Open (Purchased on 02/10/17 to be repurchased at EUR 14,756,340, collateralized by Royal Bank of Scotland plc, 2.88%, due at 07/21/26, par and fair value of EUR 15,725,000 and $21,726,255 respectively)(b)(v)		14,756	18,156,938
BNP Paribas SA, 0.35%, Open (Purchased on 11/11/16 to be repurchased at GBP 1,958,550, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/46, par and fair value of GBP 1,271,491 and $2,902,408 respectively)(v)	GBP	1,959	2,747,846
BNP Paribas SA, 0.35%, Open (Purchased on 11/04/16 to be repurchased at GBP 23,398,708, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/46, par and fair value of GBP 14,663,383 and $33,471,826 respectively)(v)		23,365	32,781,409
Citigroup Global Markets, Inc., 1.00%, Open (Purchased on 03/02/18 to be repurchased at USD 2,624,717, collateralized by Eskom Holdings SOC Ltd., 5.75%, due at 01/26/21, par and fair value of USD 2,600,000 and $2,575,794 respectively)(v)	USD	2,623	2,622,750
Citigroup Global Markets, Inc., 1.05%, Open (Purchased on 03/14/18 to be repurchased at USD 1,257,475, collateralized by Hertz Corp. (The), 7.63%, due at 06/01/22, par and fair value of USD 1,200,000 and $1,218,000 respectively)(v)		1,257	1,257,000
Citigroup Global Markets, Inc., 1.20%, Open (Purchased on 03/02/18 to be repurchased at USD 9,094,056, collateralized by Netflix, Inc., 4.38%, due at 11/15/26, par and fair value of USD 9,405,000 and $8,887,725 respectively)(v)		9,088	9,087,581

39

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)(u)
Citigroup Global Markets, Inc., 1.25%, Open (Purchased on 11/13/17 to be repurchased at USD 4,274,191, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 2.80%, due at 07/21/23, par and fair value of USD 4,850,000 and $4,109,319 respectively)(v)	USD	4,262	$4,261,937
Citigroup Global Markets, Inc., 1.35%, Open (Purchased on 06/29/17 to be repurchased at USD 10,180,253, collateralized by Hanesbrands, Inc., 4.88%, due at 05/15/26, par and fair value of USD 9,900,000 and $9,603,000 respectively)(v)		10,123	10,122,750
Citigroup Global Markets, Inc., 1.35%, Open (Purchased on 10/10/17 to be repurchased at USD 8,464,235, collateralized by Ford Motor Credit Co. LLC, 4.39%, due at 01/08/26, par and fair value of USD 8,000,000 and $7,954,215 respectively)(v)		8,430	8,430,000
Citigroup Global Markets, Inc., 1.35%, Open (Purchased on 12/15/17 to be repurchased at USD 581,442, collateralized by PetSmart, Inc., 7.13%, due at 03/15/23, par and fair value of USD 960,000 and $544,800 respectively)(v)		580	579,600
Citigroup Global Markets, Inc., 1.35%, Open (Purchased on 03/21/18 to be repurchased at USD 3,750,083, collateralized by Seagate HDD Cayman, 4.75%, due at 01/01/25, par and fair value of USD 3,850,000 and $3,749,941 respectively)(v)		3,749	3,748,938
Credit Suisse Securities USA LLC, 1.30%, Open (Purchased on 11/10/17 to be repurchased at USD 1,894,898, collateralized by Level 3 Financing, Inc., 5.25%, due at 03/15/26, par and fair value of USD 1,950,000 and $1,837,875 respectively)(v)		1,889	1,889,063
Deutsche Bank AG, (0.27)%, 06/18/18 (Purchased on 03/13/18 to be repurchased at JPY 2,946,022,124, collateralized by Japan Government Twenty Year Bond, 0.60%, due at 09/20/37, par and fair value of JPY 2,900,000,000 and $27,728,857 respectively)	JPY	2,946,400	27,690,428
Deutsche Bank AG, (0.60)%, Open (Purchased on 01/12/18 to be repurchased at EUR 11,914,875, collateralized by Kingdom of Spain, 5.40%, due at 01/31/23, par and fair value of EUR 9,000,000 and $13,879,505 respectively)(v)	EUR	11,930	14,679,253
Deutsche Bank AG, 0.30%, Open (Purchased on 06/09/17 to be repurchased at GBP 5,481,075, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/46, par and fair value of GBP 3,438,488 and $7,848,971 respectively)(v)	GBP	5,481	7,689,948
Deutsche Bank Securities, Inc., 1.45%, 04/02/18 (Purchased on 03/29/18 to be repurchased at USD 199,973,911, collateralized by U.S. Treasury Notes, 2.25%, due at 02/15/21, par and fair value of USD 200,200,000 and $199,433,610 respectively)	USD	199,950	199,949,750
Deutsche Bank Securities, Inc., 1.65%, 04/02/18 (Purchased on 03/29/18 to be repurchased at USD 243,533,481, collateralized by U.S. Treasury Notes, 2.38%, due at 03/15/21, par and fair value of USD 243,500,000 and $243,395,371 respectively)		243,500	243,500,000
JP Morgan Securities LLC, (1.70)%, Open (Purchased on 01/30/18 to be repurchased at EUR 286,961, collateralized by Wind Tre SpA, 2.75%, due at 01/20/24, par and fair value of EUR 300,000 and $340,745 respectively)(v)	EUR	288	354,111
JP Morgan Securities LLC, (1.70)%, Open (Purchased on 01/18/18 to be repurchased at EUR 972,746, collateralized by Wind Tre SpA, 2.75%, due at 01/20/24, par and fair value of EUR 1,000,000 and $1,135,816 respectively)(v)		976	1,201,056

Security		Par (000)	Value
Borrowed Bond Agreements (continued)(u)
JP Morgan Securities LLC, (1.65)%, Open (Purchased on 02/23/18 to be repurchased at EUR 880,158, collateralized by Vallourec SA, 6.63%, due at 10/15/22, par and fair value of EUR 820,000 and $1,050,044 respectively)(v)	EUR	881	$1,084,631
JP Morgan Securities LLC, (1.35)%, Open (Purchased on 12/18/17 to be repurchased at USD 167,300, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of USD 164,000 and $195,740 respectively)(v)	USD	168	198,367
JP Morgan Securities LLC, (1.21)%, Open (Purchased on 01/26/18 to be repurchased at GBP 1,511,338, collateralized by William Hill plc, 4.88%, due at 09/07/23, par and fair value of GBP 1,400,000 and $2,072,231 respectively)(v)	GBP	1,511	2,120,407
JP Morgan Securities LLC, (1.15)%, Open (Purchased on 02/27/18 to be repurchased at EUR 3,308,645, collateralized by Altice France SA, 5.38%, due at 05/15/22, par and fair value of EUR 3,220,000 and $4,030,672 respectively)(v)	EUR	3,312	4,075,288
JP Morgan Securities LLC, (1.15)%, Open (Purchased on 02/23/18 to be repurchased at EUR 286,387, collateralized by Altice France SA, 5.38%, due at 05/15/22, par and fair value of EUR 280,000 and $350,493 respectively)(v)		287	352,757
JP Morgan Securities LLC, (1.10)%, Open (Purchased on 11/28/17 to be repurchased at EUR 410,280, collateralized by Syngenta Finance NV, 1.88%, due at 11/02/21, par and fair value of EUR 400,000 and $504,538 respectively)(v)		412	506,718
JP Morgan Securities LLC, (1.00)%, Open (Purchased on 02/22/18 to be repurchased at EUR 1,505,055, collateralized by Vallourec SA, 6.63%, due at 10/15/22, par and fair value of EUR 1,400,000 and $1,792,758 respectively)(v)		1,506	1,853,646
JP Morgan Securities LLC, 0.00%, Open (Purchased on 03/28/18 to be repurchased at EUR 588,193, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 600,000 and $706,894 respectively)(v)		588	723,741
JP Morgan Securities LLC, 0.00%, Open (Purchased on 03/28/18 to be repurchased at EUR 3,130,408, collateralized by Carlsberg Breweries A/S, 2.50%, due at 05/28/24, par and fair value of EUR 2,800,000 and $3,765,497 respectively)(v)		3,130	3,851,811
JP Morgan Securities LLC, 0.50%, Open (Purchased on 03/22/18 to be repurchased at USD 1,769,609, collateralized by Industrial & Commercial Bank of China Ltd., 6.00%, par and fair value of USD 1,700,000 and $1,736,703 respectively)(i)(v)	USD	1,770	1,769,609
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.50%, 04/02/18 (Purchased on 03/29/18 to be repurchased at USD 295,921,379, collateralized by U.S. Treasury Notes, 2.75%, due at 02/15/28, par and fair value of USD 334,192,002 and $334,361,708 respectively)		295,884	295,884,394
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.70%, 04/02/18 (Purchased on 03/29/18 to be repurchased at USD 144,186,579, collateralized by U.S. Treasury Notes, 1.88%, due at 04/30/22, par and fair value of USD 146,734,000 and $143,105,773 respectively)		144,166	144,166,155

40

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)(u)
RBC Capital Markets, LLC, 0.95%, Open (Purchased on 01/03/18 to be repurchased at USD 7,341,062, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due at 10/01/26, par and fair value of USD 8,850,000 and $7,104,457 respectively)(v)	USD	7,346	$7,345,500
RBC Capital Markets, LLC, 1.05%, Open (Purchased on 02/28/18 to be repurchased at USD 3,245,085, collateralized by Netflix, Inc., 4.38%, due at 11/15/26, par and fair value of USD 3,325,000 and $3,142,125 respectively)(v)		3,242	3,241,875
RBC Capital Markets, LLC, 1.40%, Open (Purchased on 02/12/18 to be repurchased at USD 947,020, collateralized by Netflix, Inc., 4.88%, due at 04/15/28, par and fair value of USD 960,000 and $923,136 respectively)(v)		946	945,600
RBC Capital Markets, LLC, 1.40%, Open (Purchased on 02/07/18 to be repurchased at USD 8,924,801, collateralized by Valeant Pharmaceuticals International, Inc., 6.13%, due at 04/15/25, par and fair value of USD 9,900,000 and $8,543,700 respectively)(v)		8,910	8,910,000
RBC Europe Ltd., 0.00%, Open (Purchased on 03/28/18 to be repurchased at EUR 582,600, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 600,000 and $706,893 respectively)(v)	EUR	583	716,860

Total Borrowed Bond Agreements — 5.7% (Cost: $1,959,844,018)			1,967,442,889

Foreign Government Obligations — 2.7%(w)
Arab Republic of Egypt Treasury Bills:
17.26%, 05/01/18	EGP	494,800	27,686,600
17.78%, 05/15/18		562,000	31,235,724
18.93%, 05/29/18		333,350	18,403,908
19.38%, 07/10/18		333,350	18,044,842
17.40%, 10/16/18		157,175	8,148,503
17.24%, 11/13/18		436,650	22,374,387
17.73%, 11/27/18		205,475	10,468,421
16.94%, 12/04/18		357,000	18,136,450
16.59%, 03/05/19		177,900	8,742,004
Federative Republic of Brazil Treasury Bills, 6.52%, 01/01/19	BRL	220,000	63,682,618
Government of Japan Treasury Bill:
(0.22)%, 05/21/18	JPY	25,081,200	235,764,694
(0.21)%, 05/21/18		10,411,200	97,865,867
(0.19)%, 06/11/18		35,141,200	330,359,646
Republic of Argentine Treasury Bills, (0.50)%, 09/14/18	ARS	1,024,080	51,757,725

Total Foreign Government Obligations — 2.7% (Cost: $941,315,328)			942,671,389

Security		Shares	Value
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(x)(z)		192,441,605	$192,441,605

Total Money Market Funds — 0.6% (Cost: $192,441,605)			192,441,605

Total Short-Term Securities — 9.0% (Cost: $3,093,600,951)			3,102,555,883

Total Options Purchased — 0.8% (Cost: $369,239,966)			276,679,100

Total Investments Before TBA Sale Commitments, Borrowed Bonds and Investments Sold Short — 176.5% (Cost: $60,914,980,781)			60,909,999,001

TBA Sale Commitments — (51.7)%(r)		Par (000)
Federal Home Loan Mortgage Corp.:
4.00%, 09/15/43		210,948	(216,543,059)
3.50%, 06/15/44		280,628	(281,282,761)
4.50%, 04/15/47		46,920	(49,124,874)
Federal National Mortgage Association:
3.50%, 10/25/27 - 04/25/48		10,052,229	(10,089,335,412)
3.00%, 02/25/29 - 05/25/44		2,398,409	(2,394,075,448)
4.00%, 09/25/43		4,549,575	(4,662,188,807)
4.50%, 03/25/47 - 04/25/47		141,034	(147,681,136)
Government National Mortgage Association, 4.00%, 06/20/44		26,000	(26,746,031)

Total TBA Sale Commitments — (51.7)% (Proceeds: $17,786,593,345)			(17,866,977,528)

Borrowed Bonds — (5.9)%

Corporate Bonds — (0.5)%
China — 0.0%
Bank of Communications Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.34%), 5.00%(g)(i)(y)	USD	1,700	(1,668,210)

Denmark — 0.0%
Carlsberg Breweries A/S, 2.50%, 05/28/24(y)	EUR	2,800	(3,765,497)

France — (0.1)%
Altice France SA, 5.38%, 05/15/22		3,500	(4,381,165)
Iliad SA, 1.50%, 10/14/24(y)		700	(860,427)
Orano SA, 4.38%, 11/06/19(y)		1,100	(1,431,402)
Tereos Finance Groupe I SA, 4.13%, 06/16/23(y)		1,400	(1,709,790)
Vallourec SA, 6.63%, 10/15/22(y)		2,220	(2,842,802)

			(11,225,586)
Germany — 0.0%
Deutsche Bank AG, (USD Swap Semi 5 Year + 4.36%), 6.25%(g)(i)(y)	USD	5,400	(5,273,229)

Ghana — 0.0%
Tullow Oil plc, 6.25%, 04/15/22(b)(y)		800	(807,000)

Israel — (0.1)%
Teva Pharmaceutical Finance Netherlands III BV(y):
2.80%, 07/21/23		6,800	(5,761,520)
3.15%, 10/01/26		8,850	(7,104,457)

			(12,865,977)

41

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Italy — 0.0%
Wind Tre SpA, (EURIBOR 3 Month + 2.75%, 2.75% Floor), 2.75%, 01/20/24(g)(y)	EUR	1,600	$(1,817,306)

Luxembourg — 0.0%
Altice Luxembourg SA, 7.25%, 05/15/22		7,012	(8,369,078)

Mexico — 0.0%
Cemex SAB de CV, 5.70%, 01/11/25(b)(y)	USD	10,000	(10,255,000)

Netherlands — 0.0%
Maxeda DIY Holding BV, 6.13%, 07/15/22(y)	EUR	1,500	(1,767,234)

Portugal — (0.1)%
Republic of Portugal, 2.88%, 12/31/49(b)(y)		23,985	(33,138,584)

Switzerland — 0.0%
Syngenta Finance NV, 1.88%, 11/02/21(y)		400	(504,538)

United Kingdom — 0.0%
William Hill plc, 4.88%, 09/07/23(y)	GBP	1,500	(2,220,247)

United States — (0.2)%
Ford Motor Credit Co. LLC, 4.39%, 01/08/26(y)	USD	8,000	(7,954,215)
Hanesbrands, Inc., 4.88%, 05/15/26(b)(y)		9,900	(9,603,000)
Hertz Corp. (The)(y):
6.25%, 10/15/22		1,200	(1,122,000)
7.63%, 06/01/22(b)		1,200	(1,218,000)
Level 3 Financing, Inc.:
5.25%, 03/15/26		1,950	(1,837,875)
5.38%, 05/01/25		4,900	(4,753,000)
Netflix, Inc.(y):
4.38%, 11/15/26		12,730	(12,029,850)
4.88%, 04/15/28(b)		960	(923,136)
Pacific Gas & Electric Co., 4.00%, 12/01/46(y)		6,806	(6,380,971)
PetSmart, Inc., 7.13%, 03/15/23(b)(y)		960	(544,800)
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)(y)		1,960	(1,935,500)
Seagate HDD Cayman, 4.75%, 01/01/25(y)		3,850	(3,749,941)
Transocean, Inc., 5.80%, 10/15/22(y)		9,900	(9,504,000)
Valeant Pharmaceuticals International, Inc., 6.13%, 04/15/25(b)(y)		9,900	(8,543,700)
Vine Oil & Gas LP, 8.75%, 04/15/23(b)(y)		6,730	(6,275,725)

			(76,375,713)

Total Corporate Bonds — (0.5)% (Proceeds: $162,758,598)			(170,053,199)

Foreign Agency Obligations — 0.0%
China — 0.0%
Industrial & Commercial Bank of China Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 6.00%(g)(i)(y)		1,700	(1,736,703)

South Africa — 0.0%
Eskom Holdings SOC Ltd., 5.75%, 01/26/21(y)		2,600	(2,575,794)

Total Foreign Agency Obligations — 0.0% (Proceeds: $4,316,790)			(4,312,497)

Foreign Government Obligations — (0.2)%
Japan — (0.1)%
Japan Government Twenty Year Bond, 0.60%, 09/20/37(y)	JPY	2,900,000	(27,728,857)

Spain — 0.0%
Kingdom of Spain, 5.40%, 01/31/23(b)(y)	EUR	9,000	(13,879,505)

United Kingdom — (0.1)%(y)
U.K. Treasury Bonds, 3.50%, 07/22/68	GBP	1,710	(4,085,584)
U.K. Treasury Inflation Linked Bonds, 0.13%, 03/22/46		19,373	(44,223,204)

			(48,308,788)

Total Foreign Government Obligations — (0.2)% (Proceeds: $82,907,702)			(89,917,150)

Security		Par (000)	Value
U.S. Treasury Obligations — (5.2)%
United States — (5.2)%
U.S. Treasury Notes:
1.88%, 04/30/22(y)	USD	146,734	$(143,105,773)
2.25%, 02/15/21(y)		670,200	(667,634,394)
2.38%, 03/15/21(y)		243,500	(243,395,371)
2.75%, 02/15/28		730,000	(730,370,701)

			(1,784,506,239)

Total U.S. Treasury Obligations — (5.2)% (Proceeds: $1,777,744,681)			(1,784,506,239)

Total Borrowed Bonds — (5.9)% (Proceeds: $2,027,727,771)			(2,048,789,085)

Investments Sold Short — (0.6)%

U.S. Treasury Obligations — (0.6)%
U.S. Treasury Notes, 2.50%, 03/31/23		189,000	(188,416,757)

Total Investments Sold Short — (0.6)% (Proceeds: $188,202,656)			(188,416,757)

Total Investments Net of TBA Sale Commitments, Borrowed Bonds and Investments Sold Short — 118.0% (Cost: $40,912,457,009)			40,805,815,631

Liabilities in Excess of Other Assets — (18.0)%			(6,231,218,951)

Net Assets — 100.0%			$34,574,596,680

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Non-income producing security.
(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Convertible security.
(i)	Perpetual security with no stated maturity date.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Zero-coupon bond.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(n)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(o)	Variable rate security. Rate shown is the rate in effect as of period end.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	When-issued security.
(r)	Represents or includes a TBA transaction.
(s)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.
(t)	Amount is less than 500.
(u)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(v)	The amount to be repurchased assumes the maturity will be the day after the period end.
(w)	Rates are discount rates or a range of discount rates at the time of purchase.
(x)	Annualized 7-day yield as of period end.
(y)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.
(z)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

42

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Affiliates	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	192,441,605	(b)	—	192,441,605	$192,441,605	$377,658	$—	$—
iShares iBoxx $ High Yield Corporate Bond ETF	3,349,816	45,000		(3,349,000)	45,816	3,923,682	32,418	3,908,115	(4,085,235)
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,195,180	—		(89,000)	1,106,180	124,799,228	719,162	23,953	(3,731,510)
iShares MSCI Brazil ETF	—	1,215,600		(345,800)	869,800	39,036,624	9,450	—	(926,681)
iShares MSCI Emerging Markets ETF	772,158	3,076,475		(1,793,635)	2,054,998	99,215,303	—	(5,908,936)	1,128,922
iShares Short Maturity Bond ETF	996,000	670,000		—	1,666,000	83,566,560	198,750	—	13,040
iShares U.S. Home Construction ETF	—	71,300		(71,300)	—	—	—	(119,577)	—
Sentinel Energy Services, Inc.	1,614,183	—		(4,550)	1,609,633	15,967,559	—	46	(80,345)

						$558,950,561	$1,337,438	$(2,096,399)	$(7,681,809)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Bank of Montreal	1.42%	3/16/2018	Open	$100,000,000	$100,051,278	U.S. Treasury Obligations	Open/Demand
Barclays Bank plc	1.05%	3/22/2018	04/02/18	500,312,500	500,443,832	U.S. Treasury Obligations	Up to 30 days
Barclays Bank plc	(0.40)%	3/26/2018	04/03/18	1,001,250,000	1,001,194,375	U.S. Treasury Obligations	Up to 30 days
Barclays Capital, Inc.	1.50%	6/28/2017	Open	6,492,225	6,532,215	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00%	11/2/2017	Open	6,720,333	6,720,333	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00%	12/1/2017	Open	2,729,962	2,738,910	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.25%	9/6/2017	Open	4,028,000	4,056,811	Foreign Government Obligations	Open/Demand
BNP Paribas Securities Corp.	0.82%	3/29/2018	04/02/18	480,600,000	480,632,841	U.S. Treasury Obligations	Overnight
Citigroup Global Markets, Inc.	0.50%	11/29/2017	Open	5,135,000	5,143,701	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	1.50%	3/20/2018	04/04/18	499,899,796	500,128,917	U.S. Treasury Obligations	Up to 30 days
Deutsche Bank Securities, Inc.	0.85%	3/29/2018	04/02/18	600,750,000	600,792,553	U.S. Treasury Obligations	Overnight
HSBC Securities USA, Inc.	0.95%	3/23/2018	Open	550,687,500	550,687,500	U.S. Treasury Obligations	Open/Demand
JP Morgan Securities LLC	1.00%	12/19/2017	Open	3,228,269	3,237,416	Corporate Bonds	Open/Demand
JP Morgan Securities LLC	1.00%	1/9/2018	Open	11,262,762	11,288,103	Corporate Bonds	Open/Demand
JP Morgan Securities LLC	1.75%	3/22/2018	Open	23,062,500	23,062,500	Foreign Government Obligations	Open/Demand
Merrill Lynch, Pierce, Fenner & Smith Inc.	1.05%	3/22/2018	04/02/18	1,001,250,000	1,001,512,828	U.S. Treasury Obligations	Up to 30 days
Wells Fargo Securities, LLC	1.50%	3/20/2018	04/04/18	250,000,000	250,114,584	U.S. Treasury Obligations	Up to 30 days

Total				$5,047,408,847	$5,048,338,697

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

43

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 Emini Index	454	06/15/18	$59,874	$(4,817,601)
Russell 2000 E-Mini Index	765	06/15/18	58,568	(2,682,993)
STOXX 600 Banks Index	252	06/15/18	2,633	(95,679)
3 Month Euro Euribor	358	06/18/18	110,478	(452)
90-Day Eurodollar	3,147	06/18/18	768,655	78,556
U.S. Treasury 10 Year Ultra Note	2,905	06/20/18	377,241	5,194,096
U.S. Treasury Ultra Bond	498	06/20/18	79,913	953,967
U.S. Treasury 2 Year Note	19,990	06/29/18	4,250,061	2,583,733
WTI Crude Oil(a)	686	08/20/18	43,547	1,915,632
90-Day Sterling	963	09/19/18	167,214	(80,556)
90-Day Eurodollar	5,227	03/18/19	1,272,905	(356,796)

				2,691,907

Short Contracts
WTI Crude Oil(a)	618	04/19/18	40,133	(1,057,946)
WTI Crude Oil(a)	628	05/21/18	40,738	(1,784,836)
Euro-Bobl	1,262	06/07/18	203,809	(1,582,893)
Euro-BTP	634	06/07/18	108,271	(2,431,593)
Euro-Bund	1,893	06/07/18	371,351	(5,502,930)
Euro-Buxl	512	06/07/18	104,188	(2,846,000)
Euro-OAT	933	06/07/18	177,471	(2,699,316)
Euro-Schatz	654	06/07/18	90,108	(38,399)
Nikkei 225 Index	25	06/07/18	4,983	(69,163)
TOPIX Index	306	06/07/18	49,076	(15,343)
Japan 10 Year Bond	358	06/13/18	507,535	(489,698)
Australia 10 Year Bond	72	06/15/18	7,168	(42,235)
EURO STOXX 50 Index	54	06/15/18	2,180	(47,264)
S&P 500 E-Mini Index	4,617	06/15/18	610,137	718,569
Canada 10 Year Bond	216	06/20/18	22,344	(210,831)
U.S. Treasury 10 Year Note	17,223	06/20/18	2,086,405	(10,758,970)
U.S. Treasury Long Bond	7,397	06/20/18	1,084,585	(31,637,950)
Long Gilt	3,099	06/27/18	534,009	(6,183,245)
U.S. Treasury 5 Year Note	15,406	06/29/18	1,763,385	(7,069,846)
3 Month Euro Euribor	358	06/17/19	110,329	(129,129)
90-Day Eurodollar	4,147	12/16/19	1,007,877	865,483
90-Day Sterling	640	12/18/19	110,736	(40,093)
90-Day Eurodollar	2,038	03/16/20	495,259	1,633,121
90-Day Eurodollar	3,989	06/15/20	969,327	(1,169,337)

				(72,589,844)

Total				$(69,897,937)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

44

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	1,751,660,358	USD	86,820,309	Citibank NA	04/04/18	$138,755
ARS	389,600,250	USD	19,335,000	Citigroup Global Markets Inc.	04/04/18	6,234
BRL	75,288,000	USD	22,595,438	Nomura International plc	04/04/18	207,164
CNY	19,312,000	USD	3,070,514	JP Morgan Chase Bank NA	04/04/18	514
USD	54,076,000	ARS	1,049,236,628	Citibank NA	04/04/18	1,987,914
USD	29,153,677	IDR	399,609,427,804	HSBC Bank plc	04/04/18	116,457
USD	12,057,197	JPY	1,267,301,000	State Street Bank and Trust Co.	04/04/18	146,282
USD	3,016,846	SEK	24,742,000	Citibank NA	04/04/18	53,455
MXN	372,821,720	CAD	26,297,000	Goldman Sachs International	04/05/18	88,861
USD	3,650,711	ARS	73,014,218	BNP Paribas SA	04/05/18	27,900
USD	16,543,000	CLP	9,980,391,900	Barclays Bank plc	04/05/18	16,279
AUD	36,830,683	USD	28,240,000	Goldman Sachs International	04/06/18	47,569
CAD	36,476,140	USD	28,240,000	UBS AG	04/06/18	73,939
KRW	853,059,500	USD	785,000	Citibank NA	04/06/18	16,513
RUB	402,920,000	USD	7,000,000	Deutsche Bank AG	04/06/18	30,800
USD	28,240,000	AUD	36,622,864	Citibank NA	04/06/18	112,046
USD	28,240,000	CAD	36,372,273	Bank of America NA	04/06/18	6,686
USD	28,240,000	EUR	22,752,252	Goldman Sachs International	04/06/18	238,690
USD	28,240,000	GBP	20,013,607	HSBC Bank plc	04/06/18	157,436
CAD	43,463,114	USD	33,660,160	Deutsche Bank AG	04/09/18	79,255
EUR	23,029,000	RUB	1,606,503,040	Deutsche Bank AG	04/09/18	324,872
RUB	1,639,204,220	EUR	23,029,000	Bank of America NA	04/09/18	245,549
TRY	129,520,597	USD	32,529,786	BNP Paribas SA	04/09/18	241,576
TRY	18,645,502	USD	4,693,995	Citibank NA	04/09/18	23,698
TRY	61,223,071	USD	15,374,214	Goldman Sachs International	04/09/18	116,477
USD	335,293,700	JPY	35,506,596,940	Credit Suisse International	04/09/18	1,474,630
USD	277,730,717	TRY	1,064,379,359	BNP Paribas SA	04/09/18	8,420,949
USD	12,010,000	BRL	38,774,285	Deutsche Bank AG	04/11/18	273,243
CAD	17,040,852	USD	13,148,500	Goldman Sachs International	04/12/18	80,696
CNH	33,901,546	EUR	4,320,000	JP Morgan Chase Bank NA	04/12/18	84,526
CNY	177,582,181	EUR	22,645,000	Goldman Sachs International	04/12/18	439,743
MXN	55,826,052	USD	2,982,719	Goldman Sachs International	04/12/18	83,824
MXN	253,780,653	USD	13,560,281	Morgan Stanley & Co. International plc	04/12/18	379,975
MXN	359,778,461	USD	19,722,750	Nomura International plc	04/12/18	40,001
USD	336,578,954	JPY	35,643,240,000	Barclays Bank plc	04/12/18	1,411,988
USD	171,986,602	EUR	138,609,000	Bank of America NA	04/16/18	1,279,104
USD	177,034,237	EUR	142,626,000	UBS AG	04/16/18	1,379,499
SGD	11,204,722	USD	8,502,919	Bank of America NA	04/17/18	45,566
SGD	11,205,000	USD	8,530,513	Barclays Bank plc	04/17/18	18,184
IDR	133,643,478,669	USD	9,695,609	Bank of America NA	04/18/18	33,101
IDR	104,235,890,000	USD	7,559,899	Barclays Bank plc	04/18/18	28,057
IDR	104,241,104,478	USD	7,574,561	HSBC Bank plc	04/18/18	13,775
IDR	104,225,465,000	USD	7,561,885	JP Morgan Chase Bank NA	04/18/18	25,312
KRW	20,023,142,754	USD	18,721,091	HSBC Bank plc	04/18/18	133,241
ARS	109,890,000	USD	5,400,000	BNP Paribas SA	04/20/18	9,811
ARS	660,637,458	USD	32,451,000	Citibank NA	04/20/18	71,741
EUR	14,058,500	USD	17,210,506	Goldman Sachs International	04/20/18	108,579
TRY	99,456,465	USD	24,942,500	Goldman Sachs International	04/20/18	138,393
USD	17,380,786	EUR	14,058,500	Goldman Sachs International	04/20/18	61,702
USD	23,812,239	AUD	30,924,600	Morgan Stanley & Co. International plc	04/23/18	60,628
USD	11,624,080	ZAR	136,455,075	Goldman Sachs International	04/23/18	130,879
MXN	298,314,788	USD	16,044,000	BNP Paribas SA	04/27/18	304,865
USD	74,022,000	ARS	1,512,454,516	Deutsche Bank AG	05/02/18	35,014
USD	2,127,154,187	EUR	1,722,459,000	UBS AG	05/02/18	3,376,870
USD	154,546,910	JPY	16,410,424,500	BNP Paribas SA	05/02/18	39,382
USD	154,865,438	JPY	16,410,424,500	Standard Chartered Bank	05/02/18	357,910
BRL	434,749,377	USD	131,013,720	UBS AG	05/03/18	352,332
ARS	315,437,850	USD	15,406,000	Royal Bank of Scotland plc	05/04/18	8,407
USD	45,750,200	EUR	37,090,000	Nomura International plc	05/04/18	11,894
USD	23,245,205	ZAR	276,180,933	JP Morgan Chase Bank NA	05/04/18	19,146
EUR	26,506,000	JPY	3,449,244,069	Barclays Bank plc	05/07/18	207,337
USD	54,042,500	RUB	3,095,500,358	BNP Paribas SA	05/07/18	251,597
TRY	127,986,244	USD	31,936,000	Goldman Sachs International	05/09/18	153,201
USD	33,086,000	COP	92,359,569,000	UBS AG	05/09/18	52,862
USD	35,576,379	EUR	28,728,000	Royal Bank of Scotland plc	05/09/18	136,800
EUR	15,550,715	GBP	13,620,000	JP Morgan Chase Bank NA	05/11/18	47,447
EUR	475,000	USD	582,609	BNP Paribas SA	05/11/18	3,450
EUR	1,920,000	USD	2,365,250	Citibank NA	05/11/18	3,660
EUR	1,525,000	USD	1,876,449	Goldman Sachs International	05/11/18	5,106
EUR	1,000,000	USD	1,230,288	JP Morgan Chase Bank NA	05/11/18	3,519
GBP	13,620,000	EUR	15,288,340	Citibank NA	05/11/18	276,272
GBP	1,700,000	USD	2,373,430	Barclays Bank plc	05/11/18	15,448
GBP	1,380,000	USD	1,923,170	Citibank NA	05/11/18	16,037
GBP	1,900,000	USD	2,657,794	Goldman Sachs International	05/11/18	12,128
GBP	2,132,000	USD	2,974,857	Morgan Stanley & Co. International plc	05/11/18	21,077
USD	16,714,865	EUR	13,441,000	JP Morgan Chase Bank NA	05/11/18	131,269
RUB	804,865,000	USD	13,656,825	Morgan Stanley & Co. International plc	05/14/18	317,539
USD	2,826,848	IDR	38,883,299,563	Bank of America NA	05/14/18	2,210
CAD	16,988,968	USD	13,137,500	Bank of America NA	05/15/18	59,712
MXN	448,733,534	USD	23,952,000	Goldman Sachs International	05/15/18	568,317
MXN	440,067,701	USD	23,952,000	JP Morgan Chase Bank NA	05/15/18	94,787
ARS	394,476,361	USD	18,921,000	BNP Paribas SA	05/16/18	233,242
MYR	31,442,412	USD	8,047,712	Morgan Stanley & Co. International plc	05/16/18	69,327
MYR	300,515,810	USD	77,044,233	UBS AG	05/16/18	535,647

45

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	831,885,888	USD	14,331,000	BNP Paribas SA	05/16/18	$109,003
USD	144,275,201	ZAR	1,716,543,057	Deutsche Bank AG	05/16/18	153,839
CNY	41,089,310	USD	5,980,000	HSBC Bank plc	05/17/18	551,623
USD	4,626,470	CHF	4,384,057	UBS AG	05/18/18	23,621
USD	5,461,678	EUR	4,416,682	JP Morgan Chase Bank NA	05/18/18	9,538
ARS	391,340,612	USD	18,925,000	Citibank NA	05/21/18	26,340
CNY	278,851,567	USD	39,545,000	HSBC Bank plc	05/21/18	4,769,951
RUB	1,334,012,398	USD	23,029,000	Deutsche Bank AG	06/06/18	70,138
SGD	44,920,000	USD	34,263,921	HSBC Bank plc	06/07/18	46,916
USD	10,359,447	EUR	8,280,000	ANZ Banking Group Ltd.	06/07/18	122,608
USD	12,797,917	EUR	10,258,590	Morgan Stanley & Co. International plc	06/07/18	114,880
USD	43,389,391	EUR	34,749,877	UBS AG	06/07/18	426,961
USD	3,381,670	GBP	2,370,000	JP Morgan Chase Bank NA	06/07/18	47,627
USD	6,875,936	GBP	4,840,000	Royal Bank of Canada	06/07/18	67,174
USD	84,681,856	HKD	662,322,200	Bank of America NA	06/07/18	104,972
USD	111,154,707	JPY	11,724,265,000	BNP Paribas SA	06/07/18	493,496
USD	111,155,271	JPY	11,724,268,954	Goldman Sachs International	06/07/18	494,023
USD	3,460,497	JPY	364,000,000	Royal Bank of Scotland plc	06/07/18	24,829
USD	6,913,769	SGD	9,020,000	Standard Chartered Bank	06/07/18	24,104
USD	17,093,604	THB	530,500,000	Deutsche Bank AG	06/07/18	90,283
IDR	52,802,915,000	USD	3,819,655	Bank of America NA	06/08/18	7,817
IDR	52,800,275,000	USD	3,809,544	Barclays Bank plc	06/08/18	17,737
IDR	354,740,000,000	USD	25,687,183	Goldman Sachs International	06/08/18	26,500
IDR	52,802,912,218	USD	3,820,208	HSBC Bank plc	06/08/18	7,264
IDR	52,794,990,000	USD	3,811,913	JP Morgan Chase Bank NA	06/08/18	14,985
INR	562,700,000	USD	8,549,593	Bank of America NA	06/08/18	32,222
MYR	67,000,000	USD	17,126,789	UBS AG	06/08/18	158,271
USD	17,084,992	TWD	493,500,000	JP Morgan Chase Bank NA	06/08/18	13,865
ARS	233,002,800	USD	10,970,000	BNP Paribas SA	06/13/18	171,210
ARS	571,758,870	USD	26,881,000	Citibank NA	06/13/18	458,094
AUD	35,989,233	EUR	22,167,000	Citibank NA	06/20/18	210,749
AUD	26,286,336	GBP	14,331,000	Barclays Bank plc	06/20/18	19,983
AUD	46,351,745	GBP	25,081,000	JP Morgan Chase Bank NA	06/20/18	301,881
AUD	28,666,000	JPY	2,316,134,828	HSBC Bank plc	06/20/18	139,439
AUD	15,087,500	JPY	1,224,113,751	Royal Bank of Scotland plc	06/20/18	25,351
AUD	106,707,000	USD	81,804,040	Deutsche Bank AG	06/20/18	168,487
AUD	21,498,000	USD	16,495,992	HSBC Bank plc	06/20/18	18,814
BRL	71,528,146	USD	21,498,000	Barclays Bank plc	06/20/18	21,518
BRL	96,481,156	USD	28,666,000	BNP Paribas SA	06/20/18	360,727
CAD	21,351,900	AUD	21,498,000	Barclays Bank plc	06/20/18	82,989
CAD	17,915,000	NOK	105,736,122	Citibank NA	06/20/18	403,391
CAD	10,000,000	NOK	59,010,000	Deutsche Bank AG	06/20/18	226,576
CAD	64,142,787	USD	49,202,385	Barclays Bank plc	06/20/18	658,699
CAD	5,982,434	USD	4,650,000	BNP Paribas SA	06/20/18	416
CAD	60,265,988	USD	46,143,000	Deutsche Bank AG	06/20/18	704,472
CAD	13,487,439	USD	10,465,000	JP Morgan Chase Bank NA	06/20/18	19,395
CAD	64,459,469	USD	49,692,000	Morgan Stanley & Co. International plc	06/20/18	415,253
CAD	13,476,559	USD	10,460,000	Royal Bank of Canada	06/20/18	15,938
CHF	14,331,000	JPY	1,591,983,497	Bank of America NA	06/20/18	51,453
CNY	91,044,126	USD	14,331,000	HSBC Bank plc	06/20/18	113,120
EUR	15,766,000	AUD	25,386,665	Bank of America NA	06/20/18	11,602
EUR	2,780,000	GBP	2,433,197	Barclays Bank plc	06/20/18	15,702
EUR	10,465,000	JPY	1,358,210,490	Royal Bank of Scotland plc	06/20/18	120,819
EUR	10,473,750	NOK	99,878,604	Citibank NA	06/20/18	189,813
EUR	4,526,000	SEK	45,889,114	Citibank NA	06/20/18	73,357
EUR	8,391,000	SEK	84,497,446	Royal Bank of Canada	06/20/18	205,744
EUR	10,500,000	USD	12,946,185	BNP Paribas SA	06/20/18	49,738
GBP	17,915,000	USD	25,204,721	Goldman Sachs International	06/20/18	13,579
JPY	2,250,065,266	AUD	27,589,000	Citibank NA	06/20/18	63,718
JPY	4,446,985,686	AUD	54,462,000	Deutsche Bank AG	06/20/18	175,380
JPY	1,602,122,325	CHF	14,325,000	Citibank NA	06/20/18	50,653
JPY	2,002,717,850	CHF	17,915,000	Deutsche Bank AG	06/20/18	54,715
JPY	3,616,861,020	CHF	32,360,000	Royal Bank of Canada	06/20/18	92,564

46

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,599,052,980	CHF	14,331,000	Royal Bank of Scotland plc	06/20/18	$15,336
JPY	1,903,351,677	USD	17,915,500	Citibank NA	06/20/18	66,542
KRW	6,241,960,000	USD	5,800,000	HSBC Bank plc	06/20/18	87,972
KRW	4,978,755,000	USD	4,650,000	JP Morgan Chase Bank NA	06/20/18	46,405
KRW	11,476,700,000	USD	10,750,000	Nomura International plc	06/20/18	75,845
MXN	106,143,660	CAD	7,320,000	Citibank NA	06/20/18	76,862
MXN	198,467,253	USD	10,750,000	Barclays Bank plc	06/20/18	33,180
MXN	299,567,309	USD	16,126,000	Goldman Sachs International	06/20/18	150,178
MXN	359,005,537	USD	18,854,000	HSBC Bank plc	06/20/18	651,593
MXN	226,871,477	USD	12,182,000	Morgan Stanley & Co. International plc	06/20/18	144,447
MXN	202,557,950	USD	10,750,000	UBS AG	06/20/18	255,437
NOK	87,162,098	CAD	14,333,000	Credit Suisse International	06/20/18	5,600
NOK	26,892,645	EUR	2,770,000	Bank of America NA	06/20/18	10,891
NOK	45,174,775	EUR	4,653,750	Goldman Sachs International	06/20/18	17,489
NOK	56,550,216	EUR	5,820,000	JP Morgan Chase Bank NA	06/20/18	28,835
NOK	450,992,000	SEK	477,165,540	Morgan Stanley & Co. International plc	06/20/18	191,363
NZD	57,318,155	AUD	53,744,000	HSBC Bank plc	06/20/18	126,919
NZD	37,024,307	EUR	21,498,000	Bank of America NA	06/20/18	142,353
NZD	9,866,917	EUR	5,733,000	Goldman Sachs International	06/20/18	33,211
NZD	49,141,128	GBP	25,081,000	Citibank NA	06/20/18	199,529
NZD	32,319,767	GBP	16,483,000	Goldman Sachs International	06/20/18	148,957
NZD	28,038,408	GBP	14,325,000	JP Morgan Chase Bank NA	06/20/18	93,354
NZD	104,853,028	GBP	53,746,000	National Australia Bank Ltd.	06/20/18	101,466
NZD	21,504,000	JPY	1,628,048,271	HSBC Bank plc	06/20/18	155,844
NZD	14,336,000	JPY	1,087,561,932	UBS AG	06/20/18	83,145
NZD	75,416,000	NOK	420,610,115	Bank of America NA	06/20/18	696,670
NZD	19,349,000	NOK	107,290,205	JP Morgan Chase Bank NA	06/20/18	258,421
NZD	15,075,000	SEK	88,446,171	JP Morgan Chase Bank NA	06/20/18	236,319
NZD	35,830,000	USD	25,854,713	Bank of America NA	06/20/18	32,961
RUB	498,929,000	USD	8,600,000	BNP Paribas SA	06/20/18	27,380
SEK	313,718,724	CHF	35,829,000	JP Morgan Chase Bank NA	06/20/18	64,217
TRY	226,741,471	USD	55,990,000	Citibank NA	06/20/18	154,168
TRY	57,330,000	ZAR	167,976,900	BNP Paribas SA	06/20/18	158,016
USD	2,910,508	AUD	3,770,000	Bank of America NA	06/20/18	14,386
USD	13,767,677	AUD	17,915,000	Citibank NA	06/20/18	5,339
USD	85,534,155	AUD	110,615,000	Goldman Sachs International	06/20/18	559,494
USD	14,331,000	BRL	47,588,952	Goldman Sachs International	06/20/18	13,681
USD	17,423,000	BRL	57,865,268	Royal Bank of Scotland plc	06/20/18	14,012
USD	12,185,000	CAD	15,601,942	Barclays Bank plc	06/20/18	56,906
USD	10,384,615	CAD	13,356,121	Deutsche Bank AG	06/20/18	2,300
USD	20,925,000	CAD	26,844,264	Toronto Dominion Bank	06/20/18	57,742
USD	1,170,000	CHF	1,102,394	UBS AG	06/20/18	9,081
USD	13,033,818	EUR	10,500,000	Barclays Bank plc	06/20/18	37,895
USD	34,960,356	EUR	28,096,000	BNP Paribas SA	06/20/18	185,740
USD	22,769,943	GBP	16,138,000	Bank of America NA	06/20/18	53,062
USD	26,775,320	GBP	18,854,000	BNP Paribas SA	06/20/18	235,223
USD	50,598,072	GBP	35,829,000	UBS AG	06/20/18	162,880
USD	22,932,000	JPY	2,405,218,233	BNP Paribas SA	06/20/18	208,540
USD	14,000,000	JPY	1,472,100,000	Deutsche Bank AG	06/20/18	92,237
USD	59,479,460	JPY	6,256,216,145	Royal Bank of Canada	06/20/18	373,439
USD	17,915,000	NOK	137,347,526	HSBC Bank plc	06/20/18	349,425
USD	32,964,655	NOK	252,209,989	Morgan Stanley & Co. International plc	06/20/18	709,153
USD	47,225,000	NOK	363,997,313	Royal Bank of Scotland plc	06/20/18	672,854
USD	12,971,302	NZD	17,915,000	BNP Paribas SA	06/20/18	27,465
USD	12,900,000	SEK	106,684,935	Citibank NA	06/20/18	47,101
USD	21,498,000	TWD	618,712,440	JP Morgan Chase Bank NA	06/20/18	70,313
USD	2,865,000	ZAR	34,249,113	Bank of America NA	06/20/18	2,839
USD	12,398,000	ZAR	148,354,468	BNP Paribas SA	06/20/18	180
USD	13,615,400	ZAR	160,177,488	UBS AG	06/20/18	229,543
ZAR	172,591,965	TRY	57,330,000	BNP Paribas SA	06/20/18	227,660
CAD	4,376,803	AUD	4,295,956	National Australia Bank Ltd.	06/21/18	102,172
CAD	11,780,783	GBP	6,450,300	Barclays Bank plc	06/22/18	77,359
USD	192,730,102	TRY	748,660,081	BNP Paribas SA	06/25/18	7,616,910
USD	79,172,775	TRY	314,889,919	Citibank NA	06/25/18	1,313,304

47

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	389,000,019,500	USD	100,249,000	Deutsche Bank AG	06/26/18	$282,654
CNH	359,239,578	USD	56,097,000	JP Morgan Chase Bank NA	08/20/18	814,501
USD	65,608,333	TRY	266,533,854	BNP Paribas SA	08/20/18	819,321
USD	90,619,432	TRY	365,220,146	Citibank NA	08/20/18	1,841,770
MXN	1,490,902,127	USD	76,570,000	HSBC Bank plc	11/26/18	2,463,998
MXN	288,676,450	USD	14,510,000	Barclays Bank plc	06/14/19	378,360
USD	120,429,726	JPY	12,064,650,000	HSBC Bank plc	03/16/20	269,794

						67,181,343

BRL	70,742,185	USD	21,550,000	Goldman Sachs International	04/03/18	(122,389)
BRL	355,598,368	USD	109,463,720	UBS AG	04/03/18	(1,753,966)
USD	131,013,720	BRL	433,524,399	UBS AG	04/03/18	(299,612)
IDR	359,648,485,024	USD	26,261,299	HSBC Bank plc	04/04/18	(127,801)
IDR	39,960,942,780	USD	2,907,308	JP Morgan Chase Bank NA	04/04/18	(3,586)
JPY	16,410,424,500	USD	154,592,333	Standard Chartered Bank	04/04/18	(356,546)
USD	54,203,077	ARS	1,092,023,980	Citibank NA	04/04/18	(9,135)
USD	43,804,916	ARS	884,406,752	HSBC Securities USA, Inc.	04/04/18	(100,391)
USD	22,487,456	BRL	75,288,000	Goldman Sachs International	04/04/18	(315,146)
USD	2,931,568	CNY	19,312,000	HSBC Bank plc	04/04/18	(139,460)
USD	2,321,127,851	EUR	1,893,866,000	Bank of America NA	04/04/18	(9,340,537)
USD	32,448,465	GBP	23,324,000	Standard Chartered Bank	04/04/18	(276,456)
USD	732,439,130	GBP	529,421,000	Toronto Dominion Bank	04/04/18	(10,369,157)
USD	347,365,163	JPY	37,146,288,000	HSBC Bank plc	04/04/18	(1,759,686)
USD	165,067	JPY	17,600,000	National Australia Bank Ltd.	04/04/18	(350)
USD	7,418,158	ZAR	87,850,000	BNP Paribas SA	04/04/18	(1,290)
ARS	73,014,218	USD	3,650,711	BNP Paribas SA	04/05/18	(27,900)
ARS	162,581,490	USD	8,104,578	BNP Paribas SA	04/05/18	(37,628)
ARS	146,028,436	USD	7,301,422	JP Morgan Chase Bank NA	04/05/18	(55,799)
CAD	26,297,000	MXN	389,476,978	Morgan Stanley & Co. International plc	04/05/18	(1,004,714)
CLP	9,948,960,200	USD	16,543,000	UBS AG	04/05/18	(68,328)
EUR	37,090,000	USD	45,768,381	Morgan Stanley & Co. International plc	04/05/18	(124,686)
EUR	37,090,000	USD	45,656,180	Nomura International plc	04/05/18	(12,485)
RUB	1,314,955,900	USD	23,029,000	Morgan Stanley & Co. International plc	04/05/18	(80,806)
USD	15,406,000	ARS	311,047,140	Royal Bank of Scotland plc	04/05/18	(27,502)
USD	45,255,660	EUR	37,090,000	Bank of America NA	04/05/18	(388,035)
USD	45,407,859	EUR	37,090,000	Goldman Sachs International	04/05/18	(235,836)
USD	23,029,000	RUB	1,325,088,660	Deutsche Bank AG	04/05/18	(96,027)
EUR	22,873,364	USD	28,240,000	HSBC Bank plc	04/06/18	(89,636)
GBP	20,025,084	USD	28,240,000	Morgan Stanley & Co. International plc	04/06/18	(141,332)
USD	101,200,000	JPY	11,112,741,640	Goldman Sachs International	04/06/18	(3,257,893)
USD	785,000	KRW	859,261,000	HSBC Bank plc	04/06/18	(22,340)
USD	7,000,000	RUB	402,920,000	Credit Suisse International	04/06/18	(30,800)
COP	92,309,940,000	USD	33,086,000	UBS AG	04/09/18	(51,688)
TRY	779,795,714	USD	203,216,317	BNP Paribas SA	04/09/18	(5,912,038)
TRY	204,296,872	USD	53,277,926	JP Morgan Chase Bank NA	04/09/18	(1,586,635)
USD	21,037,600	CAD	27,305,416	UBS AG	04/09/18	(158,966)
USD	16,543,000	COP	47,322,914,371	Credit Suisse International	04/09/18	(392,120)
USD	16,543,000	COP	47,354,337,500	HSBC Bank plc	04/09/18	(403,365)
USD	31,936,000	TRY	126,872,032	Goldman Sachs International	04/09/18	(165,221)
EUR	13,482,500	CNY	105,440,970	Royal Bank of Scotland plc	04/12/18	(215,751)
USD	145,653,778	RUB	8,412,379,588	Deutsche Bank AG	04/12/18	(1,028,687)
EUR	281,235,000	USD	348,037,806	Barclays Bank plc	04/16/18	(1,675,570)
CNY	53,340,000	USD	8,528,260	Bank of America NA	04/17/18	(26,318)
CNY	53,339,880	USD	8,534,381	Citibank NA	04/17/18	(32,458)
USD	16,825,684	CNY	106,679,883	Citibank NA	04/17/18	(178,181)
USD	32,215,513	IDR	446,345,938,147	Bank of America NA	04/18/18	(276,686)
USD	35,996,561	INR	2,355,345,000	Citibank NA	04/18/18	(152,779)
USD	36,509,783	INR	2,391,025,660	Deutsche Bank AG	04/18/18	(187,178)
USD	36,546,198	INR	2,391,035,000	HSBC Bank plc	04/18/18	(150,905)
USD	18,707,798	KRW	20,023,142,754	Deutsche Bank AG	04/18/18	(146,534)
USD	8,974,500	TRY	36,082,051	Goldman Sachs International	04/20/18	(124,658)
AUD	30,924,600	USD	23,814,385	Goldman Sachs International	04/23/18	(62,774)
USD	76,570,000	MXN	1,440,136,217	HSBC Bank plc	04/23/18	(2,403,818)
ZAR	136,961,792	USD	11,624,080	Royal Bank of Scotland plc	04/23/18	(88,200)

48

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,464,500	IDR	338,539,751,000	BNP Paribas SA	04/26/18	$(164,944)
USD	100,249,000	IDR	381,130,473,000	Deutsche Bank AG	04/26/18	(231,004)
USD	25,660,000	IDR	355,057,420,000	UBS AG	04/26/18	(171,137)
AUD	30,898,000	NZD	32,980,062	Bank of America NA	04/27/18	(102,119)
EUR	11,053,200	BRL	45,302,646	Barclays Bank plc	04/27/18	(71,803)
RUB	1,107,789,855	USD	19,281,000	Deutsche Bank AG	04/27/18	(5,329)
USD	23,722,536	AUD	30,898,000	Nomura International plc	04/27/18	(8,780)
ARS	756,227,257	USD	37,011,000	Deutsche Bank AG	05/02/18	(17,507)
CAD	26,297,000	MXN	374,704,288	Goldman Sachs International	05/04/18	(89,238)
USD	15,406,000	ARS	317,671,720	Citibank NA	05/04/18	(117,569)
USD	3,607,651	ZAR	43,088,000	State Street Bank and Trust Co.	05/04/18	(15,932)
EUR	16,120,300	RUB	1,156,792,728	BNP Paribas SA	05/07/18	(218,258)
JPY	3,455,600,473	EUR	26,506,000	Bank of America NA	05/07/18	(147,470)
JPY	1,162,477,148	USD	10,966,000	Bank of America NA	05/07/18	(17,342)
RUB	3,185,857,980	USD	55,620,000	BNP Paribas SA	05/07/18	(258,941)
USD	10,966,000	JPY	1,166,659,361	BNP Paribas SA	05/07/18	(22,048)
USD	15,590,000	RUB	906,870,300	BNP Paribas SA	05/07/18	(168,800)
USD	17,782,000	RUB	1,031,178,180	Citibank NA	05/07/18	(136,914)
USD	26,944,000	TWD	787,034,240	Bank of America NA	05/07/18	(187,817)
USD	13,978,239	ZAR	169,866,357	BNP Paribas SA	05/07/18	(301,237)
USD	551,861	ZAR	6,702,444	JP Morgan Chase Bank NA	05/07/18	(11,567)
EUR	1,290,000	USD	1,603,222	Bank of America NA	05/11/18	(11,612)
EUR	4,954,000	USD	6,144,819	Citibank NA	05/11/18	(32,541)
EUR	1,310,000	USD	1,627,741	Goldman Sachs International	05/11/18	(11,454)
EUR	967,000	USD	1,205,549	Morgan Stanley & Co. International plc	05/11/18	(12,458)
GBP	13,143,493	USD	18,661,867	JP Morgan Chase Bank NA	05/11/18	(192,338)
USD	30,760,856	GBP	21,970,000	Citibank NA	05/11/18	(111,878)
RUB	424,820,000	USD	7,407,209	Morgan Stanley & Co. International plc	05/14/18	(31,327)
USD	4,050,981	IDR	55,940,000,000	Bank of America NA	05/14/18	(12,724)
USD	3,150,744	IDR	43,433,000,000	Deutsche Bank Securities, Inc.	05/14/18	(4,403)
USD	44,631,150	RUB	2,582,760,000	Bank of America NA	05/14/18	(211,688)
USD	47,904,000	MXN	907,543,675	Barclays Bank plc	05/15/18	(1,687,255)
USD	8,368,795	INR	550,164,552	JP Morgan Chase Bank NA	05/16/18	(45,316)
USD	8,373,820	INR	550,160,000	Nomura International plc	05/16/18	(40,220)
USD	13,199,702	MYR	51,195,045	Citibank NA	05/16/18	(16,592)
USD	12,985,246	MYR	50,376,263	Goldman Sachs International	05/16/18	(19,675)
USD	46,197,857	MYR	179,145,366	Morgan Stanley & Co. International plc	05/16/18	(49,546)
USD	13,007,397	MYR	50,488,210	UBS AG	05/16/18	(26,424)
USD	12,900,000	RUB	743,685,000	Deutsche Bank AG	05/16/18	(8,999)
USD	5,980,000	CNY	41,540,668	HSBC Bank plc	05/17/18	(623,371)
USD	39,545,000	CNY	278,891,113	JP Morgan Chase Bank NA	05/21/18	(4,776,236)
USD	8,910,247	EUR	7,225,083	Nomura International plc	05/21/18	(10,671)
USD	52,058,437	MXN	989,828,713	Barclays Bank plc	05/22/18	(1,965,528)
AUD	13,330,000	USD	10,319,603	Westpac Banking Corp.	06/07/18	(80,308)
EUR	5,540,000	USD	6,886,633	Standard Chartered Bank	06/07/18	(37,346)
JPY	2,885,075,600	USD	27,430,670	Barclays Bank plc	06/07/18	(199,457)
JPY	1,322,178,600	USD	12,484,798	HSBC Bank plc	06/07/18	(5,220)
JPY	722,000,000	USD	6,865,715	Standard Chartered Bank	06/07/18	(51,012)
NZD	4,710,000	USD	3,429,822	Westpac Banking Corp.	06/07/18	(26,710)
USD	10,252,000	CNY	64,970,000	Bank of America NA	06/07/18	(62,202)
USD	30,629,637	CNY	194,764,676	Royal Bank of Scotland plc	06/07/18	(289,899)
INR	1,005,900,000	USD	15,401,929	HSBC Bank plc	06/08/18	(60,811)
TWD	493,500,000	USD	17,131,253	BNP Paribas SA	06/08/18	(60,125)
USD	15,172,492	IDR	211,201,092,218	Morgan Stanley & Co. International plc	06/08/18	(136,630)
USD	8,468,206	INR	557,335,000	Citibank NA	06/08/18	(31,786)
USD	8,587,696	INR	565,778,888	Deutsche Bank AG	06/08/18	(41,075)
USD	8,596,445	INR	565,775,000	HSBC Bank plc	06/08/18	(32,267)
USD	17,137,759	KRW	18,250,000,000	Bank of America NA	06/08/18	(70,458)
USD	12,328,841	KRW	13,185,818,911	Morgan Stanley & Co. International plc	06/08/18	(104,278)
USD	9,610,425	THB	299,989,411	Bank of America NA	06/08/18	(4,991)
USD	13,375,257	TWD	388,925,724	Royal Bank of Scotland plc	06/08/18	(78,442)
AUD	6,033,000	CAD	6,078,127	HSBC Bank plc	06/20/18	(90,240)
AUD	21,498,000	CAD	21,256,792	Morgan Stanley & Co. International plc	06/20/18	(9,058)
AUD	57,557,200	EUR	35,829,000	Barclays Bank plc	06/20/18	(130,250)

49

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	98,269,928	GBP	53,746,000	HSBC Bank plc	06/20/18	$(165,156)
AUD	17,915,000	JPY	1,462,992,645	Barclays Bank plc	06/20/18	(59,383)
AUD	53,744,000	NZD	57,310,451	Citibank NA	06/20/18	(121,353)
AUD	67,440,000	USD	51,857,988	Bank of America NA	06/20/18	(50,447)
AUD	67,440,000	USD	51,809,431	Deutsche Bank AG	06/20/18	(1,891)
AUD	127,771,000	USD	98,299,788	Morgan Stanley & Co. International plc	06/20/18	(145,855)
BRL	57,330,000	MXN	327,841,605	JP Morgan Chase Bank NA	06/20/18	(564,434)
BRL	51,360,022	USD	15,610,000	Barclays Bank plc	06/20/18	(158,140)
BRL	156,508,229	USD	47,124,000	Royal Bank of Scotland plc	06/20/18	(37,897)
CAD	7,320,000	MXN	106,052,160	Morgan Stanley & Co. International plc	06/20/18	(71,890)
CAD	5,980,179	USD	4,650,000	Bank of America NA	06/20/18	(1,337)
CAD	7,322,020	USD	5,700,000	BNP Paribas SA	06/20/18	(8,263)
CHF	143,324,000	JPY	16,026,031,042	State Street Bank and Trust Co.	06/20/18	(474,018)
CHF	26,495,142	USD	28,077,000	Bank of America NA	06/20/18	(175,247)
CHF	10,169,478	USD	10,750,000	Barclays Bank plc	06/20/18	(40,630)
EUR	20,063,000	AUD	32,411,375	Deutsche Bank AG	06/20/18	(66,367)
EUR	22,167,000	AUD	35,831,315	JP Morgan Chase Bank NA	06/20/18	(89,436)
EUR	5,733,000	NZD	9,821,019	Bank of America NA	06/20/18	(49)
EUR	21,498,000	NZD	36,924,737	HSBC Bank plc	06/20/18	(70,412)
EUR	10,500,000	USD	13,100,502	Goldman Sachs International	06/20/18	(104,579)
EUR	135,797,000	USD	168,965,689	HSBC Bank plc	06/20/18	(888,793)
GBP	25,081,000	AUD	46,027,648	BNP Paribas SA	06/20/18	(52,910)
GBP	25,081,000	AUD	46,002,692	Deutsche Bank AG	06/20/18	(33,739)
GBP	25,081,000	AUD	46,194,186	Royal Bank of Scotland plc	06/20/18	(180,844)
GBP	25,081,000	NZD	48,923,074	Barclays Bank plc	06/20/18	(41,982)
GBP	50,162,000	NZD	98,064,202	Deutsche Bank AG	06/20/18	(241,511)
GBP	18,015,000	USD	25,390,286	Bank of America NA	06/20/18	(31,219)
GBP	16,977,000	USD	23,972,780	Barclays Bank plc	06/20/18	(74,869)
GBP	17,914,000	USD	25,253,366	Deutsche Bank AG	06/20/18	(36,473)
JPY	1,391,591,180	AUD	17,199,673	BNP Paribas SA	06/20/18	(65,672)
JPY	1,157,372,993	AUD	14,331,000	Deutsche Bank AG	06/20/18	(74,744)
JPY	4,059,149,028	AUD	50,030,000	Royal Bank of Scotland plc	06/20/18	(84,062)
JPY	3,032,609,984	CHF	27,232,000	Goldman Sachs International	06/20/18	(26,944)
JPY	1,637,293,056	NZD	21,504,000	Deutsche Bank AG	06/20/18	(68,504)
JPY	1,092,238,336	NZD	14,336,000	Nomura International plc	06/20/18	(38,965)
JPY	3,136,184,729	USD	29,734,000	Bank of America NA	06/20/18	(104,685)
JPY	1,480,421,600	USD	14,000,000	Barclays Bank plc	06/20/18	(13,618)
JPY	901,799,510	USD	8,598,000	BNP Paribas SA	06/20/18	(78,189)
JPY	4,379,612,380	USD	41,563,960	Citibank NA	06/20/18	(187,278)
JPY	12,718,898,800	USD	120,949,000	Deutsche Bank AG	06/20/18	(786,352)
JPY	11,688,955,274	USD	110,773,000	HSBC Bank plc	06/20/18	(340,812)
NOK	108,050,202	CAD	17,915,000	Deutsche Bank AG	06/20/18	(107,440)
NOK	59,971,800	CAD	10,000,000	JP Morgan Chase Bank NA	06/20/18	(103,570)
NOK	59,979,406	NZD	10,749,444	JP Morgan Chase Bank NA	06/20/18	(95,770)
NOK	48,250,859	NZD	8,599,556	Morgan Stanley & Co. International plc	06/20/18	(42,426)
NOK	138,151,523	USD	17,915,000	Bank of America NA	06/20/18	(246,601)
NOK	82,940,510	USD	10,750,000	Barclays Bank plc	06/20/18	(142,618)
NOK	335,209,881	USD	43,714,000	Morgan Stanley & Co. International plc	06/20/18	(843,520)
NOK	129,782,674	USD	16,838,000	Royal Bank of Scotland plc	06/20/18	(239,905)
NZD	43,713,000	USD	31,696,099	Deutsche Bank AG	06/20/18	(112,848)
RUB	828,761,730	USD	14,331,000	Deutsche Bank AG	06/20/18	(219)
SEK	85,076,349	EUR	8,391,000	Citibank NA	06/20/18	(136,001)
SEK	767,461,354	EUR	75,416,000	HSBC Bank plc	06/20/18	(882,775)
SEK	45,576,861	EUR	4,526,000	Royal Bank of Canada	06/20/18	(110,976)
SEK	475,769,907	NOK	450,992,000	Barclays Bank plc	06/20/18	(359,503)
SEK	529,459,730	NZD	90,236,000	Bank of America NA	06/20/18	(1,409,949)
SEK	27,929,482	NZD	4,780,000	HSBC Bank plc	06/20/18	(88,804)
SEK	132,693,264	USD	16,328,000	Bank of America NA	06/20/18	(341,740)
SEK	87,775,900	USD	10,750,000	BNP Paribas SA	06/20/18	(175,172)
SEK	87,585,625	USD	10,750,000	Morgan Stanley & Co. International plc	06/20/18	(198,096)
TRY	31,772,431	USD	7,883,000	JP Morgan Chase Bank NA	06/20/18	(15,728)
USD	124,768,328	AUD	162,713,000	Deutsche Bank AG	06/20/18	(228,118)
USD	15,766,000	BRL	52,784,568	BNP Paribas SA	06/20/18	(114,440)
USD	1,576,000	BRL	5,290,632	Morgan Stanley & Co. International plc	06/20/18	(15,707)

50

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,903,000	CAD	19,296,583	Bank of America NA	06/20/18	$(97,105)
USD	4,615,385	CAD	5,937,928	Goldman Sachs International	06/20/18	(435)
USD	25,081,000	CAD	32,425,745	JP Morgan Chase Bank NA	06/20/18	(124,995)
USD	28,665,000	COP	82,072,372,500	Royal Bank of Scotland plc	06/20/18	(629,502)
USD	8,730,000	INR	574,084,800	JP Morgan Chase Bank NA	06/20/18	(13,719)
USD	12,182,000	JPY	1,290,792,538	Citibank NA	06/20/18	(12,849)
USD	4,635,000	KRW	4,925,846,250	HSBC Bank plc	06/20/18	(11,497)
USD	36,568,000	MXN	696,303,941	HSBC Bank plc	06/20/18	(1,263,787)
USD	10,750,000	MXN	198,154,750	Morgan Stanley & Co. International plc	06/20/18	(16,201)
USD	16,911,796	NZD	23,648,000	Deutsche Bank AG	06/20/18	(174,213)
USD	41,918,000	TRY	171,139,486	BNP Paribas SA	06/20/18	(458,386)
USD	10,260,000	TRY	41,491,768	HSBC Bank plc	06/20/18	(13,907)
USD	17,915,000	TWD	517,313,540	Nomura International plc	06/20/18	(968)
USD	10,750,000	ZAR	130,010,500	BNP Paribas SA	06/20/18	(114,835)
USD	812,000	ZAR	9,917,828	Morgan Stanley & Co. International plc	06/20/18	(16,822)
ZAR	299,808,317	USD	25,081,000	Bank of America NA	06/20/18	(26,348)
ZAR	160,742,051	USD	13,615,400	BNP Paribas SA	06/20/18	(182,363)
TRY	1,063,550,000	USD	275,104,598	BNP Paribas SA	06/25/18	(12,131,935)
USD	20,180,000	ARS	433,526,940	BNP Paribas SA	07/02/18	(324,514)
USD	22,399,810	BRL	75,288,000	Nomura International plc	07/05/18	(218,066)
USD	3,053,522	CNY	19,312,000	JP Morgan Chase Bank NA	07/05/18	(8,021)
USD	2,885,267	IDR	39,960,942,780	JP Morgan Chase Bank NA	07/05/18	(4,709)
TRY	631,754,000	USD	162,502,797	BNP Paribas SA	08/20/18	(8,936,122)
USD	56,097,000	CNY	357,337,890	Deutsche Bank AG	08/20/18	(424,008)
USD	34,136,000	ARS	764,721,499	BNP Paribas SA	09/14/18	(689,975)
USD	14,510,000	MXN	285,701,900	Barclays Bank plc	06/14/19	(224,949)
USD	117,456,320	EUR	90,560,000	Deutsche Bank AG	12/13/19	(14,050)
USD	118,217,024	EUR	90,560,000	Deutsche Bank AG	02/25/20	(10,045)

						(98,083,563)

	Net Unrealized Depreciation					$(30,902,220)

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
2Y-10Y CMS Index Cap	0.49%	Citibank NA	04/23/18	USD	6,639,930	$663	$1,859,180	$(1,858,517)
10S-2S CMS Index Cap	0.39%	Citibank NA	06/07/18	USD	3,934,350	259,786	1,534,397	(1,274,611)
2Y-10Y CMS Index Cap	0.44%	Citibank NA	07/23/18	USD	3,427,060	262,067	1,713,530	(1,451,463)
10S-2S CMS Index Cap	0.24%	Citibank NA	09/07/18	USD	1,477,500	827,547	1,529,212	(701,665)
30S-5S CMS Index Cap	0.17%	Citibank NA	09/07/18	USD	1,477,500	758,785	1,625,250	(866,465)
2Y-10Y CMS Index Cap	0.24%	Barclays Bank plc	01/24/19	USD	514,000	361,697	729,880	(368,183)
2Y-10Y CMS Index Cap	0.33%	Barclays Bank plc	01/30/19	USD	546,960	264,253	601,656	(337,403)

						$2,734,798	$9,593,105	$(6,858,307)

51

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P500 ETF Trust	1,447	04/06/18	USD	272.00	USD	38,078	$ 41,239
SPDR S&P500 ETF Trust	20,808	04/06/18	USD	282.00	USD	547,563	41,616
S&P 500 E-Mini Index	1,040	04/13/18	USD	2,725.00	USD	137,436	416,000
Amazon.com, Inc.	157	04/20/18	USD	1,700.00	USD	22,723	24,884
CBS Corp.	350	04/20/18	USD	55.00	USD	1,799	10,675
CBS Corp.	500	04/20/18	USD	60.00	USD	2,570	3,500
CenturyLink, Inc.	1,350	04/20/18	USD	21.00	USD	2,218	2,700
Consumer Discretionary Select Sector SPDR Fund	250	04/20/18	USD	108.00	USD	2,532	3,250
EURO STOXX Bank Index	769	04/20/18	EUR	145.00	EUR	4,883	7,097
EURO STOXX Bank Index	2,171	04/20/18	EUR	132.50	EUR	13,644	30,052
iShares MSCI Emerging Markets Index ETF	2,886	04/20/18	USD	51.00	USD	13,934	37,518
QUALCOMM, Inc.	750	04/20/18	USD	70.00	USD	4,156	8,625
SPDR S&P Oil & Gas Exploration & Production Index	9,966	04/20/18	USD	40.00	USD	35,100	39,864
SPDR S&P500 ETF Trust	1,364	04/20/18	USD	268.00	USD	35,894	323,268
SPDR S&P500 ETF Trust	2,516	04/20/18	USD	270.00	USD	66,209	428,978
SPDR S&P500 ETF Trust	3,715	04/20/18	USD	291.00	USD	97,760	14,860
SPDR S&P500 ETF Trust	3,994	04/20/18	USD	281.00	USD	105,102	71,892
SPDR S&P500 ETF Trust	6,947	04/20/18	USD	280.00	USD	182,810	166,728
SPDR S&P500 ETF Trust	12,975	04/20/18	USD	275.00	USD	341,437	856,350
SPDR S&P500 ETF Trust	32,988	04/20/18	USD	278.00	USD	868,079	1,187,568
U.S. Treasury 10 Year Note	14,708	04/20/18	USD	121.50	USD	1,470,800	4,596,250
CA, Inc.	350	05/18/18	USD	38.00	USD	1,187	6,125
EURO STOXX 50 Index	271	05/18/18	EUR	3,350.00	EUR	9,110	173,062
SPDR S&P500 ETF Trust	2,291	05/18/18	USD	294.00	USD	60,288	27,492
SPDR S&P500 ETF Trust	9,023	05/18/18	USD	280.00	USD	237,440	780,489
Bank of America Corp.	3,980	06/15/18	USD	32.00	USD	11,936	256,710
CBS Corp.	350	06/15/18	USD	70.00	USD	1,799	2,800
CenturyLink, Inc.	800	06/15/18	USD	21.00	USD	1,314	6,400
Consumer Discretionary Select Sector SPDR Fund	500	06/15/18	USD	110.00	USD	5,065	28,250
EURO STOXX 50 Index	138	06/15/18	EUR	3,525.00	EUR	4,639	18,848
EURO STOXX 50 Index	5,363	06/15/18	EUR	3,725.00	EUR	180,277	85,786
EURO STOXX 50 Index	5,363	06/15/18	EUR	3,625.00	EUR	180,277	250,758
Financial Select Sector SPDR Fund	39,962	06/15/18	USD	31.00	USD	110,175	379,639
General Electric Co.	10,014	06/15/18	USD	20.00	USD	13,449	30,042
SPDR S&P Oil & Gas Exploration & Production Index	40,000	06/15/18	USD	38.00	USD	140,080	3,540,000
SPDR S&P500 ETF Trust	2,223	06/15/18	USD	267.00	USD	58,498	1,440,504
SPDR S&P500 ETF Trust	4,981	07/20/18	USD	300.00	USD	131,075	112,072
SPDR S&P500 ETF Trust	9,639	07/20/18	USD	280.00	USD	253,650	2,438,667
Freeport-McMoRan, Inc.	3,747	08/17/18	USD	25.00	USD	6,583	71,193
SPDR S&P500 ETF Trust	1,142	01/18/19	USD	310.00	USD	30,052	119,339
90-day Eurodollar Dec 19 Futures	2,507	12/16/19	USD	98.00	USD	626,750	501,400
SPDR S&P500 ETF Trust	9,200	12/20/19	USD	300.00	USD	242,098	8,408,800
90-day Eurodollar Dec 20 Futures	2,497	12/14/20	USD	98.00	USD	624,250	1,076,831

							28,068,121

Put
U.S. Treasury 10 Year Note	1,500	04/06/18	USD	120.25	USD	150,000	46,875
CenturyLink, Inc.	250	04/20/18	USD	13.00	USD	411	1,125
Discovery Communications, Inc.	350	04/20/18	USD	20.00	USD	750	10,500
iShares iBoxx $ High Yield Corporate Bond ETF	1,250	04/20/18	USD	84.00	USD	10,705	27,500
NXP Semiconductors NV	800	04/20/18	USD	105.00	USD	9,360	128,000
PowerShares QQQ Trust, Series 1 ETF	350	04/20/18	USD	162.00	USD	5,605	174,825
SPDR S&P Retail ETF	500	04/20/18	USD	42.00	USD	2,215	15,500
SPDR S&P500 ETF Trust	350	04/20/18	USD	271.00	USD	9,210	320,950
SPDR S&P500 ETF Trust	350	04/20/18	USD	262.00	USD	9,210	144,200
SPDR S&P500 ETF Trust	350	04/20/18	USD	273.00	USD	9,210	375,375
U.S. Treasury 10 Year Note	880	04/20/18	USD	120.50	USD	88,000	178,750
U.S. Treasury 10 Year Note	1,000	04/20/18	USD	120.00	USD	100,000	93,750
U.S. Treasury 10 Year Note	1,904	04/20/18	USD	119.50	USD	190,400	89,250
U.S. Treasury 30 Year Bond	501	04/20/18	USD	140.00	USD	501,00	23,484
Valeant Pharmaceuticals International, Inc.	750	04/20/18	USD	15.00	USD	1,194	22,500
VanEck Vectors Semiconductor ETF	350	04/20/18	USD	105.00	USD	3,650	116,375

52

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Walgreens Boots Alliance, Inc.	500	04/20/18	USD	65.00	USD	3,274	$65,250
Western Digital Corp.	375	04/20/18	USD	70.00	USD	3,460	2,250
EURO STOXX 50 Index	271	05/18/18	EUR	3,300.00	EUR	9,110	233,416
iShares iBoxx $ High Yield Corporate Bond ETF	500	05/18/18	USD	84.00	USD	4,282	30,500
iShares JP Morgan USD Emerging Markets Bond ETF	500	05/18/18	USD	109.00	USD	5,641	26,250
Uniti Group, Inc.	350	05/18/18	USD	15.00	USD	569	23,625
Valeant Pharmaceuticals International, Inc.	400	05/18/18	USD	14.00	USD	637	20,600
VanEck Vectors Semiconductor ETF	200	05/18/18	USD	97.00	USD	2,086	43,500
U.S. Treasury 10 Year Note	1,419	05/25/18	USD	121.00	USD	141,900	953,391
U.S. Treasury 10 Year Note	1,669	05/25/18	USD	119.00	USD	166,900	208,625
U.S. Treasury 10 Year Note	2,252	05/25/18	USD	118.00	USD	225,200	105,562
Energy Select Sector SPDR Fund	2,508	06/15/18	USD	65.00	USD	16,906	422,598
EURO STOXX 50 Index	122	06/15/18	EUR	3,400.00	EUR	4,101	238,307
EURO STOXX 50 Index	146	06/15/18	EUR	3,375.00	EUR	4,908	256,624
Valeant Pharmaceuticals International, Inc.	400	06/15/18	USD	13.00	USD	637	18,000
Uniti Group, Inc.	400	08/17/18	USD	12.50	USD	650	30,000
General Electric Co.	8,000	09/21/18	USD	10.00	USD	10,784	164,000
90-day Eurodollar Dec 18 Futures	5,306	12/17/18	USD	97.38	USD	1,326,500	1,028,037

							5,639,494

							$33,707,615

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD
Currency	One-Touch	Goldman Sachs International	04/09/18	JPY	140.00	JPY	140.00	USD	17,440	$2
USD
Currency	One-Touch	Deutsche Bank AG	05/25/18	MXN	22.50	MXN	22.50	USD	3,913	20,523
AUD
Currency	One-Touch	Deutsche Bank AG	06/07/18	JPY	84.25	JPY	84.25	AUD	2,150	370,896

										391,421

Put
USD
Currency	Down and Out	Deutsche Bank AG	04/24/18	TRY	3.65	TRY	3.50	USD	150,832	964
USD
Currency	One-Touch	Deutsche Bank AG	04/24/18	USD	0.78	USD	0.78	USD	1,000	16,268
USD
Currency	Down and Out	Morgan Stanley & Co. International plc	04/27/18	TRY	3.65	TRY	3.50	USD	373,800	3,095
AUD
Currency	One-Touch	BNP Paribas SA	05/07/18	JPY	79.00	JPY	79.00	AUD	2,960	356,210
GBP
Currency	One-Touch	Deutsche Bank AG	05/09/18	USD	1.20	USD	1.20	GBP	5,833	2,185
AUD
Currency	One-Touch	Barclays Bank plc	06/07/18	JPY	84.25	JPY	84.25	AUD	5,921	3,532,021
EUR
Currency	One-Touch	Morgan Stanley & Co. International plc	06/07/18	TRY	4.35	TRY	4.35	EUR	1,957	3,605
USD/CAD						USD	1.27
CAD/JPY	Dual Digital	Deutsche Bank AG	06/25/18	USD	1.27	JPY	80.65	USD	2,300	62,064
USD
Currency	One-Touch	Deutsche Bank AG	07/24/18	USD	0.77	USD	0.77	USD	1,000	71,914
USD
Currency	Up and In	Citibank NA	09/21/18	USD	2,850.00	USD	2,850.00	USD	389,475	531,683
USD
Currency	Up and In	Goldman Sachs International	09/21/18	USD	2,850.00	USD	2,850.00	USD	97,368	120,767
USD
Currency	Up and In	Morgan Stanley & Co. International plc	09/21/18	USD	2,850.00	USD	2,850.00	USD	194,748	876,364
EUR/USD						UDS	1.17
USD/TRY	Dual Digital	UBS AG	11/02/18	USD	1.17	TRY	3.80	USD	3,000	13,055
EUR/USD						UDS	1.17
USD/TRY	Dual Digital	UBS AG	11/02/18	USD	1.17	TRY	3.90	USD	2,000	13,549

										5,603,744

										$5,995,165

53

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Citibank NA	—	04/02/18	NOK	7.85	USD	53,746	$129,356
USD Currency	Deutsche Bank AG	—	04/03/18	JPY	107.25	USD	71,662	58,728
USD Currency	Deutsche Bank AG	—	04/04/18	CAD	1.31	USD	26,297	2,820
USD Currency	HSBC Bank plc	—	04/05/18	MXN	19.25	USD	58,000	48
USD Currency	JP Morgan Chase Bank NA	—	04/05/18	CAD	1.31	USD	414,783	70,231
USD Currency	Bank of America NA	—	04/06/18	CAD	1.25	USD	26,275	769,186
USD Currency	Deutsche Bank AG	—	04/09/18	KRW	1,140.00	USD	150,080	189
USD Currency	HSBC Bank plc	—	04/09/18	KRW	1,100.00	USD	75,040	17,647
USD Currency	Bank of America NA	—	04/10/18	RUB	60.00	USD	75,040	16,007
USD Currency	Bank of America NA	—	04/10/18	RUB	65.00	USD	150,080	15
USD Currency	BNP Paribas SA	—	04/10/18	BRL	3.31	USD	64,495	345,059
NOK Currency	Morgan Stanley & Co. International plc	—	04/12/18	SEK	1.07	NOK	358,309	201,411
NZD Currency	Barclays Bank plc	—	04/12/18	USD	0.74	NZD	71,662	34,928
NZD Currency	Deutsche Bank AG	—	04/12/18	USD	0.74	NZD	71,662	13,599
NZD Currency	JP Morgan Chase Bank NA	—	04/12/18	USD	0.74	NZD	71,670	13,885
USD Currency	Citibank NA	—	04/12/18	SEK	8.40	USD	71,662	237,139
USD Currency	Citibank NA	—	04/12/18	JPY	110.00	USD	131,977	10,589
USD Currency	Deutsche Bank AG	—	04/12/18	JPY	111.50	USD	17,915	139
USD Currency	Deutsche Bank AG	—	04/12/18	BRL	3.47	USD	27,618	3,791
USD Currency	Goldman Sachs International	—	04/12/18	BRL	3.47	USD	27,618	3,702
USD Currency	Goldman Sachs International	—	04/12/18	SEK	8.25	USD	75,416	989,312
USD Currency	Goldman Sachs International	—	04/12/18	SEK	8.60	USD	113,122	32,422
USD Currency	JP Morgan Chase Bank NA	—	04/12/18	CAD	1.28	USD	67,875	608,165
TOPIX Index	Citibank NA	8,550,819	04/13/18	JPY	1,850.00	JPY	14,570,596	32,144
TOPIX Index	Deutsche Bank AG	7,805,890	04/13/18	JPY	1,850.00	JPY	13,301,237	29,344
TOPIX Index	JP Morgan Chase Bank NA	2,794,993	04/13/18	JPY	1,800.00	JPY	11,432,136	44,655
TOPIX Index	Morgan Stanley & Co. International plc	6,709,000	04/13/18	JPY	1,850.00	JPY	4,762,668	25,221
USD Currency	Deutsche Bank AG	—	04/13/18	TRY	4.05	USD	53,746	139,714
USD Currency	JP Morgan Chase Bank NA	—	04/13/18	TRY	3.98	USD	71,662	486,251
USD Currency	JP Morgan Chase Bank NA	—	04/13/18	TRY	3.90	USD	71,662	1,318,826
AUD Currency	BNP Paribas SA	—	04/16/18	JPY	84.00	AUD	107,491	123,990
USD Currency	Bank of America NA	—	04/16/18	TRY	3.90	USD	56,280	1,056,796
USD Currency	Barclays Bank plc	—	04/16/18	TRY	3.79	USD	56,280	2,500,947
USD Currency	Goldman Sachs International	—	04/16/18	JPY	115.00	USD	150,080	15
USD Currency	HSBC Bank plc	—	04/16/18	KRW	1,100.00	USD	16,200	12,772
USD Currency	JP Morgan Chase Bank NA	—	04/17/18	TWD	29.30	USD	27,545	49,482
USD Currency	Deutsche Bank AG	—	04/18/18	CAD	1.32	USD	414,783	394,894
USD Currency	Morgan Stanley & Co. International plc	—	04/18/18	BRL	3.45	USD	35,829	25,865
USD Currency	Morgan Stanley & Co. International plc	—	04/18/18	BRL	3.36	USD	64,495	248,119
USD Currency	Bank of America NA	—	04/19/18	CHF	1.03	USD	75,040	25
USD Currency	Goldman Sachs International	—	04/19/18	BRL	3.35	USD	18,006	80,010
GBP Currency	Royal Bank of Scotland plc	—	04/20/18	USD	1.47	GBP	150,080	26,750
USD Currency	Deutsche Bank AG	—	04/24/18	TRY	4.00	USD	67,875	592,433
USD Currency	BNP Paribas SA	—	04/25/18	JPY	110.00	USD	131,977	60,769
USD Currency	JP Morgan Chase Bank NA	—	04/25/18	JPY	107.50	USD	35,829	134,995
USD Currency	Goldman Sachs International	—	04/26/18	BRL	3.32	USD	21,498	193,423
CHF Currency	Credit Suisse International	—	05/01/18	JPY	114.75	CHF	53,746	44,656
CHF Currency	HSBC Bank plc	—	05/01/18	JPY	114.00	CHF	53,746	80,091
CHF Currency	UBS AG	—	05/01/18	JPY	111.50	CHF	35,829	296,592
JPY Currency	Goldman Sachs International	—	05/01/18	CHF	112.00	JPY	34,892	200,538
USD Currency	Goldman Sachs International	—	05/02/18	BRL	3.63	USD	111,960	16,648
USD Currency	Goldman Sachs International	—	05/02/18	BRL	4.00	USD	187,590	19
USD Currency	Deutsche Bank AG	—	05/03/18	ZAR	12.50	USD	60,913	172,472
USD Currency	Deutsche Bank AG	—	05/03/18	ZAR	12.75	USD	71,662	90,371
USD Currency	Bank of America NA	—	05/04/18	CAD	1.36	USD	37,520	8,520
CAD Currency	Credit Suisse International	—	05/15/18	CHF	0.75	CAD	39,000	172,122
USD Currency	Deutsche Bank AG	—	05/16/18	MXN	20.00	USD	22,354	21,549
CAD Currency	Morgan Stanley & Co. International plc	—	05/17/18	NOK	6.20	CAD	107,491	416,197
EUR Currency	Deutsche Bank AG	—	05/17/18	USD	1.27	EUR	67,875	204,812
EUR Currency	Deutsche Bank AG	—	05/17/18	USD	1.31	EUR	75,416	17,557
USD Currency	BNP Paribas SA	—	05/17/18	BRL	3.35	USD	51,420	541,778

54

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	HSBC Bank plc	—	05/18/18	CNH	6.55	USD	75,416	$32,611
USD Currency	Deutsche Bank AG	—	05/25/18	MXN	20.75	USD	71,280	30,204
USD Currency	Morgan Stanley & Co. International plc	—	05/25/18	MXN	21.65	USD	46,581	2,760
USD Currency	BNP Paribas SA	—	05/29/18	KRW	1,130.00	USD	88,070	151,638
USD Currency	JP Morgan Chase Bank NA	—	05/29/18	KRW	1,100.00	USD	57,855	232,542
USD Currency	Deutsche Bank AG	—	06/01/18	KRW	1,120.00	USD	67,875	167,665
GBP Currency	Barclays Bank plc	—	06/05/18	CAD	1.90	GBP	71,662	193,509
GBP Currency	HSBC Bank plc	—	06/05/18	CAD	1.86	GBP	60,912	426,717
GBP Currency	HSBC Bank plc	—	06/05/18	CAD	1.94	GBP	107,491	116,247
USD Currency	Citibank NA	—	06/06/18	JPY	107.50	USD	35,829	280,815
AUD Currency	Barclays Bank plc	—	06/07/18	JPY	84.25	AUD	132,574	590,256
AUD Currency	Citibank NA	—	06/07/18	USD	0.79	AUD	107,491	383,236
AUD Currency	Goldman Sachs International	—	06/07/18	JPY	88.00	AUD	75,416	48,487
AUD Currency	Royal Bank of Scotland plc	—	06/07/18	JPY	88.00	AUD	71,662	47,220
USD Currency	BNP Paribas SA	—	06/08/18	BRL	3.37	USD	35,829	453,202
USD Currency	JP Morgan Chase Bank NA	—	06/08/18	CNH	6.50	USD	27,567	42,353
USD Currency	Bank of America NA	—	06/13/18	CHF	1.00	USD	42,667	48,803
USD Currency	BNP Paribas SA	—	06/13/18	CAD	1.29	USD	76,801	851,999
USD Currency	Deutsche Bank AG	—	06/13/18	JPY	113.65	USD	117,333	49,272
USD Currency	HSBC Bank plc	—	06/13/18	SEK	8.50	USD	37,689	260,888
U.S. Dollar Index	UBS AG	385,000,000	06/15/18	USD	95.27	USD	34,707,750	88,363
USD Currency	Deutsche Bank AG	—	06/15/18	MXN	19.50	USD	67,530	407,834
USD Currency	Deutsche Bank AG	—	06/15/18	MXN	20.25	USD	75,416	191,370
EUR Currency	Citibank NA	—	06/20/18	USD	1.25	EUR	37,510	411,203
USD Currency	Deutsche Bank AG	—	06/25/18	TRY	4.22	USD	18,854	197,444
CAD Currency	Goldman Sachs International	—	06/27/18	NOK	6.09	CAD	58,000	697,831
USD Currency	Goldman Sachs International	—	07/02/18	TRY	4.20	USD	67,875	873,821
USD Currency	Goldman Sachs International	—	07/02/18	TRY	4.60	USD	113,122	258,784
USD Currency	HSBC Bank plc	—	07/09/18	KRW	1,140.00	USD	60,040	196,136
USD Currency	JP Morgan Chase Bank NA	—	07/19/18	MXN	20.00	USD	22,354	177,294
USD Currency	BNP Paribas SA	—	07/20/18	BRL	3.40	USD	67,530	1,178,004
USD Currency	BNP Paribas SA	—	07/20/18	BRL	3.75	USD	75,040	207,155
USD Currency	BNP Paribas SA	—	07/26/18	JPY	112.00	USD	75,040	168,596
USD Currency	Deutsche Bank AG	—	07/27/18	CNH	6.40	USD	56,700	384,682
USD Currency	Deutsche Bank AG	—	08/16/18	JPY	230.00	USD	339,372	349,286
USD Currency	HSBC Bank plc	—	08/16/18	KRW	1,100.00	USD	57,600	568,130
USD Currency	UBS AG	—	08/16/18	CHF	1.00	USD	301,664	741,309
USD Currency	Deutsche Bank AG	—	08/24/18	JPY	127.00	USD	149,290	1,217
USD Currency	Morgan Stanley & Co. International plc	—	08/24/18	JPY	116.00	USD	149,290	123,039
USD Currency	Bank of America NA	—	09/05/18	MXN	21.17	USD	37,510	302,527
USD Currency	Citibank NA	—	09/05/18	MXN	20.50	USD	56,280	663,122
USD Currency	Goldman Sachs International	—	09/05/18	MXN	19.25	USD	74,640	1,828,812
USD Currency	HSBC Bank plc	—	09/10/18	KRW	1,143.00	USD	75,020	464,888
USD Currency	JP Morgan Chase Bank NA	—	09/20/18	TWD	30.00	USD	105,000	350,601
USD Currency	Deutsche Bank AG	—	10/01/18	KRW	1,175.00	USD	37,706	183,545

								28,845,147

Put
USD Currency	Citibank NA	—	04/02/18	NOK	7.70	USD	53,746	2,944
EUR Currency	Morgan Stanley & Co. International plc	—	04/03/18	TRY	4.10	EUR	37,510	5
USD Currency	HSBC Bank plc	—	04/03/18	BRL	3.23	USD	53,746	6,286
USD Currency	HSBC Bank plc	—	04/03/18	CNH	6.45	USD	74,640	2,141,392
USD Currency	Deutsche Bank AG	—	04/04/18	TRY	3.90	USD	33,310	21,259
EUR Currency	Deutsche Bank AG	—	04/05/18	USD	1.22	EUR	146,000	43,641
USD Currency	Morgan Stanley & Co. International plc	—	04/05/18	BRL	3.20	USD	71,662	3,986
USD Currency	Citibank NA	—	04/09/18	BRL	2.90	USD	75,040	7
USD Currency	Deutsche Bank AG	—	04/09/18	BRL	2.90	USD	150,080	15
AUD Currency	Deutsche Bank AG	—	04/11/18	USD	0.76	AUD	496,322	766,879
EUR Currency	Deutsche Bank AG	—	04/11/18	SEK	10.10	EUR	16,655	7,024
NZD Currency	Deutsche Bank AG	—	04/11/18	USD	0.72	NZD	143,323	416,885
USD Currency	Bank of America NA	—	04/11/18	RUB	57.00	USD	67,875	221,358
USD Currency	BNP Paribas SA	—	04/11/18	RUB	55.00	USD	60,330	664
USD Currency	BNP Paribas SA	—	04/11/18	RUB	56.00	USD	90,500	27,441
USD Currency	Deutsche Bank AG	—	04/11/18	SEK	8.16	USD	16,655	7,972

55

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	JP Morgan Chase Bank NA	—	04/11/18	RUB	56.00	USD	101,285	$30,746
USD Currency	Royal Bank of Scotland plc	—	04/11/18	CAD	1.27	USD	26,297	14,897
EUR Currency	Deutsche Bank AG	—	04/12/18	JPY	128.00	EUR	88,000	91,236
EUR Currency	Morgan Stanley & Co. International plc	—	04/12/18	JPY	250.00	EUR	99,000	5,666
KOSPI 200 Index	UBS AG	500	04/12/18	KRW	295.38	KRW	39,227,394	82,108
NZD Currency	Barclays Bank plc	—	04/12/18	USD	0.73	NZD	71,662	495,446
NZD Currency	Deutsche Bank AG	—	04/12/18	USD	0.72	NZD	42,996	131,978
USD Currency	Bank of America NA	—	04/12/18	ZAR	11.30	USD	37,706	4,646
USD Currency	Deutsche Bank AG	—	04/12/18	BRL	3.28	USD	27,618	117,294
USD Currency	JP Morgan Chase Bank NA	—	04/12/18	IDR	13,400.00	USD	27,415	811
USD Currency	JP Morgan Chase Bank NA	—	04/12/18	ZAR	11.40	USD	150,080	53,819
USD Currency	Morgan Stanley & Co. International plc	—	04/12/18	NOK	7.65	USD	53,746	35,169
USD Currency	Morgan Stanley & Co. International plc	—	04/12/18	NOK	7.80	USD	67,875	299,310
USD Currency	Morgan Stanley & Co. International plc	—	04/12/18	NOK	7.50	USD	75,416	3,171
USD Currency	BNP Paribas SA	—	04/13/18	JPY	103.00	USD	187,590	72,166
USD Currency	Deutsche Bank AG	—	04/13/18	MXN	18.50	USD	30,258	554,086
USD Currency	Morgan Stanley & Co. International plc	—	04/13/18	CAD	1.23	USD	75,416	231
USD Currency	Royal Bank of Scotland plc	—	04/13/18	CAD	1.28	USD	57,870	188,094
USD Currency	BNP Paribas SA	—	04/17/18	BRL	3.23	USD	64,495	136,031
EUR Currency	Citibank NA	—	04/18/18	USD	1.23	EUR	28,117	183,196
USD Currency	BNP Paribas SA	—	04/19/18	ZAR	11.80	USD	29,060	265,377
USD Currency	Citibank NA	—	04/19/18	CAD	1.26	USD	71,662	54,045
USD Currency	Morgan Stanley & Co. International plc	—	04/19/18	KRW	1,060.00	USD	71,662	511,008
USD Currency	Barclays Bank plc	—	04/20/18	SEK	8.00	USD	100,327	16,790
USD Currency	Deutsche Bank AG	—	04/20/18	CAD	1.29	USD	26,297	222,719
USD Currency	Deutsche Bank AG	—	04/23/18	ZAR	11.50	USD	53,746	128,443
CHF Currency	Citibank NA	—	04/24/18	SEK	8.40	CHF	90,500	14,863
USD Currency	BNP Paribas SA	—	04/24/18	TRY	3.90	USD	89,577	176,915
USD Currency	JP Morgan Chase Bank NA	—	04/24/18	ZAR	11.10	USD	82,950	14,153
USD Currency	Morgan Stanley & Co. International plc	—	04/24/18	BRL	3.09	USD	56,280	5,518
USD Currency	Morgan Stanley & Co. International plc	—	04/24/18	ZAR	11.40	USD	67,875	96,949
AUD Currency	Goldman Sachs International	—	04/25/18	USD	0.77	AUD	496,322	2,532,915
EUR Currency	Deutsche Bank AG	—	04/25/18	SEK	9.75	EUR	113,122	1,240
USD Currency	BNP Paribas SA	—	04/25/18	JPY	106.00	USD	75,040	522,002
USD Currency	JP Morgan Chase Bank NA	—	04/25/18	JPY	104.00	USD	35,829	76,868
EUR Currency	Deutsche Bank AG	—	04/26/18	USD	1.20	EUR	56,265	48,436
USD Currency	Deutsche Bank AG	—	04/26/18	BRL	6.50	USD	151,500	699,757
USD Currency	Goldman Sachs International	—	04/26/18	BRL	3.26	USD	28,666	158,444
USD Currency	Barclays Bank plc	—	04/27/18	TRY	3.60	USD	75,040	19
USD Currency	Deutsche Bank AG	—	04/27/18	TRY	3.98	USD	33,310	220,176
USD Currency	JP Morgan Chase Bank NA	—	04/27/18	MXN	18.25	USD	93,780	1,064,482
USD Currency	JP Morgan Chase Bank NA	—	04/27/18	MXN	17.00	USD	112,560	17,007
USD Currency	Citibank NA	—	04/30/18	TRY	3.65	USD	33,281	166
CHF Currency	Barclays Bank plc	—	05/01/18	JPY	115.00	CHF	150,832	5,277,446
CHF Currency	Credit Suisse International	—	05/01/18	JPY	112.00	CHF	53,746	614,805
CHF Currency	Deutsche Bank AG	—	05/01/18	JPY	112.00	CHF	75,410	847,697
CHF Currency	Goldman Sachs International	—	05/01/18	JPY	110.00	CHF	89,577	334,697
CHF Currency	HSBC Bank plc	—	05/01/18	JPY	112.00	CHF	53,746	616,332
USD Currency	Deutsche Bank AG	—	05/01/18	TRY	3.60	USD	112,560	97
USD Currency	Deutsche Bank AG	—	05/01/18	TRY	3.61	USD	150,080	195
USD Currency	JP Morgan Chase Bank NA	—	05/03/18	BRL	3.09	USD	56,561	13,546
USD Currency	Deutsche Bank AG	—	05/14/18	TRY	3.75	USD	107,491	38,175
USD Currency	Deutsche Bank AG	—	05/15/18	RUB	56.00	USD	53,746	170,854
EUR Currency	Citibank NA	—	05/17/18	GBP	0.85	EUR	105,000	138,366
USD Currency	Deutsche Bank AG	—	05/17/18	MXN	17.25	USD	113,122	150,320
USD Currency	JP Morgan Chase Bank NA	—	05/17/18	CNH	6.90	USD	59,925	5,845,143
USD Currency	Goldman Sachs International	—	05/18/18	TRY	3.91	USD	24,943	144,039
USD Currency	Barclays Bank plc	—	05/21/18	MXN	18.55	USD	33,595	826,479
CAD Currency	Morgan Stanley & Co. International plc	—	05/24/18	MXN	13.80	CAD	106,000	369,362
USD Currency	Citibank NA	—	05/24/18	MXN	18.10	USD	67,875	773,307
USD Currency	Citibank NA	—	05/24/18	MXN	17.40	USD	150,832	368,700
USD Currency	Goldman Sachs International	—	05/24/18	MXN	18.00	USD	143,323	1,367,763
USD Currency	Citibank NA	—	05/28/18	CAD	1.25	USD	107,491	308,445
EUR Currency	Citibank NA	—	05/29/18	GBP	0.85	EUR	58,000	111,149
USD Currency	BNP Paribas SA	—	05/30/18	BRL	3.25	USD	143,323	1,229,240
NZD Currency	Deutsche Bank AG	—	05/31/18	USD	0.71	NZD	64,103	264,374
NZD Currency	Deutsche Bank AG	—	05/31/18	USD	1.38	NZD	82,412	141,055
NZD Currency	Deutsche Bank AG	—	05/31/18	USD	0.67	NZD	131,980	61,501
S&P CNX Nifty Index	Citibank NA	2,000	05/31/18	USD	9,902.75	USD	40,455	615,667
CAD Currency	Barclays Bank plc	—	06/04/18	MXN	14.50	CAD	72,895	1,543,863
CAD Currency	Credit Suisse International	—	06/04/18	MXN	14.50	CAD	73,000	1,544,997
CAD Currency	Morgan Stanley & Co. International plc	—	06/04/18	MXN	14.20	CAD	145,895	1,693,302
EUR Currency	Bank of America NA	—	06/04/18	NOK	9.50	EUR	87,350	488,142
EUR Currency	Citibank NA	—	06/04/18	NOK	18.50	EUR	147,170	140,174

56

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
EUR Currency	Morgan Stanley & Co. International plc	—	06/04/18	TRY	4.60	EUR	58,000	$33,835
USD Currency	BNP Paribas SA	—	06/06/18	JPY	106.00	USD	75,040	1,005,234
USD Currency	Citibank NA	—	06/06/18	JPY	106.00	USD	35,829	479,926
USD Currency	Deutsche Bank AG	—	06/06/18	JPY	104.00	USD	75,040	524,079
AUD Currency	Citibank NA	—	06/07/18	USD	0.73	AUD	44,788	55,259
AUD Currency	Citibank NA	—	06/07/18	USD	0.70	AUD	75,040	19,124
AUD Currency	Citibank NA	—	06/07/18	USD	0.75	AUD	131,320	618,520
USD Currency	Goldman Sachs International	—	06/08/18	USD	108.00	USD	4,258	12,204
USD Currency	Morgan Stanley & Co. International plc	—	06/12/18	MXN	18.45	USD	112,550	2,575,155
AUD Currency	HSBC Bank plc	—	06/13/18	USD	0.76	AUD	112,356	763,222
EUR Currency	HSBC Bank plc	—	06/13/18	USD	1.17	EUR	504,180	443,290
AUD Currency	Bank of America NA	—	06/14/18	JPY	82.00	AUD	67,530	1,197,409
EUR Currency	Citibank NA	—	06/14/18	USD	1.18	EUR	39,500	57,432
Government of Japan	Deutsche Bank AG	—	06/14/18	JPY	101.34	JPY	32,400,000	860,417
USD Currency	BNP Paribas SA	—	06/15/18	BRL	3.15	USD	35,829	123,879
USD Currency	Deutsche Bank AG	—	06/25/18	TRY	3.80	USD	89,577	215,585
EUR Currency	Citibank NA	—	06/26/18	NOK	9.20	EUR	58,000	67,083
EUR Currency	UBS AG	—	06/26/18	NOK	9.20	EUR	29,565	34,195
EUR Currency	UBS AG	—	06/26/18	NOK	9.45	EUR	72,585	394,207
USD Currency	Deutsche Bank AG	—	06/27/18	TRY	3.99	USD	24,943	377,994
S&P CNX Nifty Index	Citibank NA	2,000	06/28/18	USD	9,875.96	USD	40,455	789,869
USD Currency	Morgan Stanley & Co. International plc	—	06/28/18	MXN	17.50	USD	197,069	1,101,884
USD Currency	Deutsche Bank AG	—	07/02/18	TRY	3.82	USD	89,577	294,963
USD Currency	JP Morgan Chase Bank NA	—	07/18/18	ZAR	11.30	USD	125,407	864,646
iShares MSCI Frontier 100 ETF	Deutsche Bank Securities, Inc.	375	07/20/18	CAD	18.00	CAD	678	51,228
USD Currency	Morgan Stanley & Co. International plc	—	07/20/18	JPY	107.00	USD	600,775	14,935,489
USD Currency	Deutsche Bank AG	—	07/24/18	INR	62.50	USD	89,600	45,854
USD Currency	Goldman Sachs International	—	07/24/18	MXN	18.40	USD	33,000	850,496
USD Currency	JP Morgan Chase Bank NA	—	07/24/18	INR	65.00	USD	89,600	538,800
USD Currency	Deutsche Bank AG	—	07/26/18	INR	62.50	USD	89,600	46,766
USD Currency	Goldman Sachs International	—	07/26/18	INR	64.50	USD	89,600	345,029
USD Currency	HSBC Bank plc	—	07/26/18	INR	62.50	USD	89,600	46,766
USD Currency	Goldman Sachs International	—	07/31/18	USD	108.00	USD	4,967	39,215
USD Currency	Goldman Sachs International	—	08/10/18	USD	108.00	USD	4,967	70,952
USD Currency	HSBC Bank plc	—	08/10/18	JPY	102.50	USD	164,140	1,644,758
USD Currency	Deutsche Bank AG	—	08/13/18	MXN	18.50	USD	67,190	2,038,434
USD Currency	Goldman Sachs International	—	08/14/18	JPY	102.00	USD	75,416	697,250
USD Currency	Deutsche Bank AG	—	08/16/18	MXN	18.50	USD	70,120	2,138,418
GBP Currency	HSBC Bank plc	—	08/31/18	USD	1.30	GBP	226,244	938,913
S&P 500 Index	Goldman Sachs International	156,322	09/21/18	USD	98.66	USD	412,826	25,081,755
USD Currency	Deutsche Bank AG	—	10/09/18	JPY	103.00	USD	75,040	1,257,991
USD Currency	JP Morgan Chase Bank NA	—	01/02/19	TRY	4.20	USD	69,507	2,333,654
USD Currency	Citibank NA	—	01/03/19	TRY	4.19	USD	27,895	909,253
USD Currency	Goldman Sachs International	—	02/15/19	JPY	94.00	USD	75,416	611,132

								106,586,947

								$135,432,094

OTC Credit Default Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty			Exercise Price			Value
Description	Rate/Reference	Frequency	Rate/Reference	Frequency		Expiration Date			Notional Amount (000)
Put
Bought Protection on 5-Year Credit Default Swap	iTraxx Europe Crossover Series 29 Version 1	Quarterly	0.00%	Quarterly	Citibank NA	04/18/18	EUR	300.00	EUR	13,200	$42,274

57

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.87%	Semi-Annual	JP Morgan Chase Bank NA	04/12/18	2.87%	USD	670,335	$6,052,207
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.73	Semi-Annual	Citibank NA	04/30/18	2.73	USD	1,094,955	4,442,079
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.73	Semi-Annual	Goldman Sachs International	05/29/18	2.73	USD	565,140	3,640,943
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.20	Semi-Annual	JP Morgan Chase Bank NA	12/07/18	2.20	USD	149,550	537,184
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.35	Semi-Annual	Barclays Bank plc	04/25/19	2.35	USD	370,690	729,459
15-Year Interest Rate Swap	6 month LIBOR	Semi-Annual	0.66	Semi-Annual	Morgan Stanley & Co. International plc	09/14/20	0.66	JPY	4,414,000	766,003
15-Year Interest Rate Swap	6 month LIBOR	Semi-Annual	0.66	Semi-Annual	Barclays Bank plc	09/14/20	0.66	JPY	4,414,000	766,003
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.50	Semi-Annual	Citibank NA	02/22/27	2.50	USD	74,600	3,083,113

										20,016,991

Put
5-Year Interest Rate Swap	2.70%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	04/23/18	2.70	USD	1,201,770	3,680,901
30-Year Interest Rate Swap	2.96	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/25/18	2.96	USD	502,360	1,899,051
30-Year Interest Rate Swap	3.17	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	05/16/18	3.17	USD	409,530	638,195
10-Year Interest Rate Swap	3.08	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	07/16/18	3.08	USD	601,106	2,459,095
10-Year Interest Rate Swap	2.93	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	07/16/18	2.93	USD	601,106	4,495,251
5-Year Interest Rate Swap	2.48	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	10/17/18	2.48	USD	645,700	10,823,449
10-Year Interest Rate Swap	4.00	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	01/29/19	4.00	USD	283,600	446,403
5-Year Interest Rate Swap	2.95	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	02/13/19	2.95	USD	909,200	7,363,220
10-Year Interest Rate Swap	3.25	Semi-Annual	3 month LIBOR	Quarterly	UBS AG	02/27/19	3.25	USD	256,900	2,490,979
5-Year Interest Rate Swap	3.20	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	03/14/19	3.20	USD	1,100,037	5,700,326
10-Year Interest Rate Swap	4.00	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	01/29/20	4.00	USD	141,800	924,583
30-Year Interest Rate Swap	4.00	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	02/03/20	4.00	USD	64,000	731,051
15-Year Interest Rate Swap	0.66	Semi-Annual	6 month LIBOR	Semi-Annual	Morgan Stanley & Co. International plc	09/14/20	0.66	JPY	4,414,000	973,101
15-Year Interest Rate Swap	0.66	Semi-Annual	6 month LIBOR	Semi-Annual	Barclays Bank plc	09/14/20	0.66	JPY	4,414,000	973,101
15-Year Interest Rate Swap	3.25	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/03/22	3.25	USD	118,060	5,391,019
10-Year Interest Rate Swap	3.00	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	08/16/22	3.00	USD	532,000	23,340,947
30-Year Interest Rate Swap	3.40	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	02/14/23	3.40	USD	38,570	2,400,169
20-Year Interest Rate Swap	3.00	Annual	6 month EURIBOR	Semi-Annual	UBS AG	01/18/28	3.00	EUR	71,170	4,019,321

										78,750,162

Total										$98,767,153

58

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 E-Mini Index	577	04/13/18	USD	2,775.00	USD	76,251	$ (67,797)
Bank of America Corp.	16,239	04/20/18	USD	31.00	USD	48,701	(738,874)
QUALCOMM, Inc.	750	04/20/18	USD	75.00	USD	4,156	(2,625)
U.S. Treasury 10 Year Note	3,522	04/20/18	USD	123.00	USD	352,200	(220,125)
U.S. Treasury 10 Year Note	611	05/25/18	USD	122.00	USD	61,100	(257,766)
U.S. Treasury 10 Year Note	652	05/25/18	USD	120.50	USD	652,200	(733,500)
Bank of America Corp.	3,980	06/15/18	USD	35.00	USD	11,936	(51,740)
Consumer Discretionary Select Sector SPDR Fund	500	06/15/18	USD	120.00	USD	5,065	(3,250)
SPDR S&P Oil & Gas Exploration & Production Index	40,000	06/15/18	USD	42.00	USD	140,880	(900,000)
Freeport-McMoRan, Inc.	3,747	08/17/18	USD	30.00	USD	6,583	(16,861)

							(2,992,538)

Put
iShares iBoxx $ High Yield Corporate Bond ETF	1,250	04/20/18	USD	79.00	USD	10,705	(5,000)
PowerShares QQQ Trust, Series 1 ETF	350	04/20/18	USD	150.00	USD	5,605	(44,275)
SPDR S&P Retail ETF	500	04/20/18	USD	38.00	USD	2,215	(3,500)
SPDR S&P500 ETF Trust	350	04/20/18	USD	263.00	USD	9,210	(158,200)
SPDR S&P500 ETF Trust	350	04/20/18	USD	242.00	USD	9,210	(21,700)
SPDR S&P500 ETF Trust	350	04/20/18	USD	261.00	USD	9,210	(131,250)
SPDR S&P500 ETF Trust	10,028	04/20/18	USD	244.00	USD	263,887	(737,058)
VanEck Vectors Semiconductor ETF	350	04/20/18	USD	95.00	USD	3,650	(26,950)
iShares iBoxx $ High Yield Corporate Bond ETF	500	05/18/18	USD	79.00	USD	4,282	(3,750)
SPDR S&P500 ETF Trust	5,018	05/18/18	USD	250.00	USD	132,049	(1,457,729)
U.S. Treasury 10 Year Note	652	05/25/18	USD	119.50	USD	65,200	(132,437)
U.S. Treasury 10 Year Note	2,838	05/25/18	USD	120.00	USD	283,800	(886,875)
Financial Select Sector SPDR Fund	39,962	06/15/18	USD	27.00	USD	110,175	(3,456,713)
SPDR S&P Oil & Gas Exploration & Production Index	40,000	06/15/18	USD	30.00	USD	140,880	(1,580,000)
90-day Eurodollar Dec 18 Futures	5,988	12/17/18	USD	97.25	USD	1,497,000	(598,800)

							(9,244,237)

							$(12,236,775)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range			Notional Amount (000)	Value
Call
USD
Currency	Up and In	Deutsche Bank AG	04/24/18	TRY	4.15	TRY	4.22	USD	67,875	$(130,285)
USD
Currency	Up and In	Deutsche Bank AG	05/03/18	ZAR	12.50	ZAR	12.90	USD	71,662	(189,924)
EUR
Currency	Up and In	Deutsche Bank AG	05/17/18	USD	1.29	USD	1.32	EUR	72,004	(62,914)
USD
Currency	Up and In	Deutsche Bank AG	06/01/18	KRW	1,150	KRW	1,175	USD	150,832	(158,873)
AUD
Currency	One-Touch	Barclays Bank plc	06/07/18	JPY	84.25	JPY	84.25	AUD	3,771	(650,534)
USD
Currency	Up and In	Deutsche Bank AG	06/15/18	MXN	20.00	MXN	21.00	USD	150,832	(427,586)
USD
Currency	Up and In	Deutsche Bank AG	07/03/18	ZAR	13.50	ZAR	14.50	USD	60,913	(188,455)

										(1,808,571)

Put
AUD
Currency	One-Touch	JP Morgan Chase Bank NA	04/16/18	JPY	84.25	JPY	82.00	AUD	94,270	(2,268,598)
NZD
Currency	Down and In	Deutsche Bank AG	05/31/18	USD	0.69	USD	0.67	NZD	150,832	(222,409)
AUD
Currency	One-Touch	BNP Paribas SA	06/07/18	JPY	84.25	JPY	84.25	AUD	739	(440,832)
AUD
Currency	Down and In	Bank of America NA	06/14/18	JPY	79.00	JPY	74.00	AUD	67,530	(359,101)

										(3,290,940)

										$(5,099,511)

59

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
NZD Currency	JP Morgan Chase Bank NA	—	04/03/18	NOK	5.53	NZD	75,416	$(1,333,332)
USD Currency	Citibank NA	—	04/03/18	JPY	107.25	USD	71,662	(42,997)
USD Currency	HSBC Bank plc	—	04/03/18	BRL	3.30	USD	14,331	(44,169)
USD Currency	Goldman Sachs International	—	04/04/18	ZAR	11.70	USD	21,498	(267,372)
USD Currency	Goldman Sachs International	—	04/04/18	BRL	3.30	USD	28,666	(108,889)
USD Currency	BNP Paribas SA	—	04/05/18	CAD	1.29	USD	28,666	(79,785)
USD Currency	HSBC Bank plc	—	04/05/18	MXN	19.50	USD	58,000	(6)
USD Currency	Morgan Stanley & Co. International plc	—	04/05/18	SEK	8.25	USD	28,666	(346,916)
GBP Currency	Goldman Sachs International	—	04/09/18	NZD	1.95	GBP	17,915	(78,745)
USD Currency	Deutsche Bank AG	—	04/09/18	KRW	1,100.00	USD	75,040	(19,996)
USD Currency	HSBC Bank plc	—	04/09/18	KRW	1,140.00	USD	150,080	(150)
GBP Currency	Barclays Bank plc	—	04/10/18	AUD	1.84	GBP	17,915	(70,171)
USD Currency	Bank of America NA	—	04/10/18	RUB	62.50	USD	150,080	(102)
USD Currency	BNP Paribas SA	—	04/10/18	BRL	3.35	USD	143,323	(297,652)
USD Currency	Deutsche Bank AG	—	04/10/18	BRL	3.31	USD	64,495	(599,159)
USD Currency	Morgan Stanley & Co. International plc	—	04/10/18	MXN	18.55	USD	17,915	(34,444)
EUR Currency	Morgan Stanley & Co. International plc	—	04/12/18	BRL	4.13	EUR	27,618	(75,932)
NOK Currency	Morgan Stanley & Co. International plc	—	04/12/18	SEK	1.08	NOK	537,462	(49,050)
NZD Currency	Deutsche Bank AG	—	04/12/18	USD	1.44	NZD	64,496	(587,483)
NZD Currency	Barclays Bank plc	—	04/12/18	USD	1.48	NZD	214,985	(62,123)
USD Currency	Citibank NA	—	04/12/18	SEK	8.25	USD	71,662	(939,352)
USD Currency	Citibank NA	—	04/12/18	JPY	111.50	USD	150,832	(962)
USD Currency	Goldman Sachs International	—	04/12/18	SEK	8.40	USD	113,122	(373,891)
USD Currency	JP Morgan Chase Bank NA	—	04/12/18	IDR	13,550.00	USD	27,415	(384,401)
USD Currency	JP Morgan Chase Bank NA	—	04/12/18	CAD	1.28	USD	64,495	(592,374)
USD Currency	JP Morgan Chase Bank NA	—	04/12/18	CAD	1.31	USD	75,416	(67,696)
USD Currency	Morgan Stanley & Co. International plc	—	04/12/18	NOK	7.65	USD	42,996	(1,033,069)
USD Currency	Deutsche Bank AG	—	04/13/18	TRY	3.90	USD	71,662	(1,324,218)
USD Currency	JP Morgan Chase Bank NA	—	04/13/18	TRY	4.05	USD	89,577	(231,736)
USD Currency	JP Morgan Chase Bank NA	—	04/13/18	TRY	3.98	USD	107,491	(730,355)
AUD Currency	Royal Bank of Scotland plc	—	04/16/18	JPY	84.00	AUD	107,491	(114,344)
USD Currency	Bank of America NA	—	04/16/18	TRY	3.79	USD	56,280	(2,467,389)
USD Currency	Barclays Bank plc	—	04/16/18	TRY	3.90	USD	56,280	(1,083,896)
USD Currency	BNP Paribas SA	—	04/16/18	KRW	1,130.00	USD	88,070	(7,408)
USD Currency	JP Morgan Chase Bank NA	—	04/16/18	KRW	1,100.00	USD	57,855	(45,198)
EUR Currency	Citibank NA	—	04/18/18	USD	1.30	EUR	28,117	(179)
USD Currency	Morgan Stanley & Co. International plc	—	04/18/18	BRL	3.41	USD	143,323	(245,415)
AUD Currency	Morgan Stanley & Co. International plc	—	04/23/18	USD	0.79	AUD	30,925	(21,503)
CHF Currency	Goldman Sachs International	—	05/01/18	JPY	111.50	CHF	35,829	(291,372)
CHF Currency	Goldman Sachs International	—	05/01/18	JPY	111.25	CHF	53,746	(515,141)
CHF Currency	UBS AG	—	05/01/18	JPY	112.00	CHF	35,829	(221,063)
USD Currency	Goldman Sachs International	—	05/02/18	BRL	3.78	USD	223,920	(1,469)
CAD Currency	Deutsche Bank AG	—	05/03/18	MXN	14.80	CAD	26,297	(40,551)
EUR Currency	Deutsche Bank AG	—	05/03/18	RUB	70.00	EUR	23,029	(565,295)
USD Currency	BNP Paribas SA	—	05/03/18	ZAR	12.05	USD	29,060	(278,709)
USD Currency	Deutsche Bank AG	—	05/03/18	ZAR	12.75	USD	71,662	(94,388)
CAD Currency	Goldman Sachs International	—	05/17/18	NOK	6.25	CAD	143,323	(372,494)
USD Currency	UBS AG	—	05/17/18	CHF	0.96	USD	75,416	(469,462)
USD Currency	HSBC Bank plc	—	05/18/18	CNH	6.70	USD	113,122	(5,602)
EUR Currency	BNP Paribas SA	—	05/25/18	BRL	4.17	EUR	13,817	(158,382)
USD Currency	Deutsche Bank AG	—	05/25/18	MXN	21.65	USD	120,060	(7,272)
GBP Currency	Barclays Bank plc	—	06/05/18	CAD	1.94	GBP	107,491	(114,436)
GBP Currency	HSBC Bank plc	—	06/05/18	CAD	1.90	GBP	143,323	(392,366)
USD Currency	BNP Paribas SA	—	06/06/18	JPY	105.50	USD	53,746	(903,795)
AUD Currency	Citibank NA	—	06/07/18	USD	1.62	AUD	152,279	(151,793)
USD Currency	Bank of America NA	—	06/13/18	CHF	1.04	USD	42,667	(1,530)
USD Currency	BNP Paribas SA	—	06/13/18	CAD	1.36	USD	76,801	(114,979)
USD Currency	Deutsche Bank AG	—	06/13/18	JPY	119.25	USD	117,333	(1,363)
USD Currency	HSBC Bank plc	—	06/13/18	SEK	8.92	USD	37,689	(37,054)
Government of Japan	Deutsche Bank AG	32,400,000,000	06/14/18	JPY	101.34	JPY	32,400,000	(1,537,953)
CAD Currency	Goldman Sachs International	—	06/27/18	NOK	6.31	CAD	58,000	(209,536)
USD Currency	Goldman Sachs International	—	07/02/18	TRY	4.40	USD	150,832	(840,276)
USD Currency	JP Morgan Chase Bank NA	—	07/18/18	ZAR	12.25	USD	10,750	(224,356)
USD Currency	JP Morgan Chase Bank NA	—	07/19/18	MXN	22.50	USD	22,354	(18,984)
USD Currency	BNP Paribas SA	—	07/20/18	BRL	3.60	USD	180,100	(1,097,099)
USD Currency	Goldman Sachs International	—	07/24/18	MXN	20.70	USD	33,000	(165,015)
USD Currency	Deutsche Bank AG	—	08/13/18	MXN	21.00	USD	67,190	(412,458)
USD Currency	Deutsche Bank AG	—	08/16/18	MXN	21.00	USD	70,120	(455,920)
USD Currency	HSBC Bank plc	—	08/16/18	KRW	1,150.00	USD	57,600	(255,377)
USD Currency	Morgan Stanley & Co. International plc	—	08/24/18	JPY	121.00	USD	149,290	(18,673)
USD Currency	Bank of America NA	—	09/05/18	MXN	22.00	USD	37,510	(187,436)
USD Currency	Citibank NA	—	09/05/18	MXN	21.50	USD	112,560	(752,097)
USD Currency	Goldman Sachs International	—	09/05/18	MXN	20.50	USD	130,620	(1,539,037)
USD Currency	HSBC Bank plc	—	09/10/18	KRW	1,225.00	USD	150,080	(281,945)
USD Currency	JP Morgan Chase Bank NA	—	09/20/18	TWD	31.00	USD	105,000	(115,678)

								$(26,612,215)

60

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Morgan Stanley & Co. International plc	—	04/02/18	NOK	7.70	USD	53,746	$(3,212)
NZD Currency	Credit Suisse International	—	04/03/18	SEK	5.94	NZD	113,118	(22,149)
USD Currency	HSBC Bank plc	—	04/03/18	BRL	3.17	USD	71,662	(57)
USD Currency	HSBC Bank plc	—	04/03/18	CNH	6.40	USD	112,550	(2,334,033)
USD Currency	BNP Paribas SA	—	04/04/18	BRL	3.34	USD	71,662	(887,511)
USD Currency	Goldman Sachs International	—	04/04/18	ZAR	11.70	USD	21,498	(34,537)
USD Currency	Goldman Sachs International	—	04/04/18	BRL	3.30	USD	28,666	(133,002)
USD Currency	BNP Paribas SA	—	04/05/18	CAD	1.28	USD	28,666	(36,424)
USD Currency	Morgan Stanley & Co. International plc	—	04/05/18	SEK	8.20	USD	28,666	(5,657)
USD Currency	Morgan Stanley & Co. International plc	—	04/05/18	BRL	3.17	USD	107,491	(562)
GBP Currency	Goldman Sachs International	—	04/09/18	NZD	1.95	GBP	71,662	(592,737)
USD Currency	HSBC Bank plc	—	04/09/18	KRW	1,038.25	USD	37,510	(18,974)
GBP Currency	Barclays Bank plc	—	04/10/18	AUD	1.83	GBP	71,662	(697,821)
USD Currency	Deutsche Bank AG	—	04/10/18	BRL	3.35	USD	53,746	(581,532)
USD Currency	Morgan Stanley & Co. International plc	—	04/10/18	MXN	18.25	USD	71,662	(615,567)
NZD Currency	Deutsche Bank AG	—	04/11/18	USD	0.71	NZD	143,323	(104,016)
USD Currency	Bank of America NA	—	04/11/18	RUB	56.00	USD	101,285	(30,746)
USD Currency	BNP Paribas SA	—	04/11/18	BRL	3.30	USD	71,662	(472,188)
USD Currency	BNP Paribas SA	—	04/11/18	RUB	114.00	USD	87,156	(285,940)
USD Currency	BNP Paribas SA	—	04/11/18	RUB	55.00	USD	150,832	(1,575)
USD Currency	Goldman Sachs International	—	04/11/18	MXN	18.25	USD	143,323	(1,276,121)
EUR Currency	Deutsche Bank AG	—	04/12/18	JPY	125.00	EUR	99,000	(6,902)
KOSPI 200 Index	UBS AG	33,813,150,000	04/12/18	KRW	270.51	KRW	39,226,804	(8,971)
NZD Currency	Barclays Bank plc	—	04/12/18	USD	0.72	NZD	107,491	(176,473)
NZD Currency	Deutsche Bank AG	—	04/12/18	USD	0.73	NZD	71,662	(485,995)
USD Currency	Citibank NA	—	04/12/18	SEK	8.30	USD	35,829	(132,515)
USD Currency	JP Morgan Chase Bank NA	—	04/12/18	CAD	1.30	USD	17,915	(208,413)
USD Currency	Morgan Stanley & Co. International plc	—	04/12/18	NOK	7.80	USD	64,495	(300,703)
USD Currency	Morgan Stanley & Co. International plc	—	04/12/18	NOK	7.50	USD	71,662	(3,317)
USD Currency	Morgan Stanley & Co. International plc	—	04/12/18	NOK	7.65	USD	150,832	(91,597)
USD Currency	BNP Paribas SA	—	04/13/18	JPY	206.00	USD	187,590	(68,167)
USD Currency	Deutsche Bank AG	—	04/13/18	CAD	1.21	USD	30,258	(4)
USD Currency	Deutsche Bank AG	—	04/13/18	TRY	4.02	USD	35,829	(636,674)
USD Currency	BNP Paribas SA	—	04/17/18	BRL	3.18	USD	143,323	(84,108)
USD Currency	Morgan Stanley & Co. International plc	—	04/17/18	MXN	18.05	USD	71,662	(386,522)
USD Currency	Citibank NA	—	04/19/18	CAD	1.26	USD	71,662	(54,557)
USD Currency	Morgan Stanley & Co. International plc	—	04/19/18	KRW	1,050.00	USD	143,323	(493,914)
AUD Currency	Morgan Stanley & Co. International plc	—	04/23/18	USD	0.78	AUD	30,925	(315,620)
USD Currency	Deutsche Bank AG	—	04/24/18	TRY	3.85	USD	107,491	(130,677)
USD Currency	Morgan Stanley & Co. International plc	—	04/24/18	ZAR	11.10	USD	150,832	(26,537)
USD Currency	BNP Paribas SA	—	04/25/18	JPY	106.00	USD	75,040	(508,040)
USD Currency	Deutsche Bank AG	—	04/26/18	BRL	6.40	USD	151,500	(264,203)
USD Currency	JP Morgan Chase Bank NA	—	04/27/18	MXN	17.50	USD	150,080	(169,991)
USD Currency	Morgan Stanley & Co. International plc	—	04/27/18	MXN	17.90	USD	35,829	(160,083)
CHF Currency	Deutsche Bank AG	—	05/01/18	JPY	110.00	CHF	89,577	(327,514)
CHF Currency	Goldman Sachs International	—	05/01/18	JPY	115.00	CHF	150,832	(5,285,746)
CHF Currency	Goldman Sachs International	—	05/01/18	JPY	336.00	CHF	240,407	(2,787,332)
GBP Currency	Deutsche Bank AG	—	05/09/18	USD	1.20	GBP	116,665	(16)
CAD Currency	Goldman Sachs International	—	05/17/18	NOK	6.00	CAD	35,829	(182,085)
USD Currency	HSBC Bank plc	—	05/17/18	CNH	6.90	USD	59,925	(5,845,143)
USD Currency	Citibank NA	—	05/24/18	MXN	17.65	USD	150,832	(665,267)
USD Currency	Citibank NA	—	05/28/18	CAD	1.23	USD	143,323	(156,848)
GBP Currency	HSBC Bank plc	—	05/30/18	USD	1.35	GBP	226,244	(717,141)
USD Currency	BNP Paribas SA	—	05/30/18	BRL	3.20	USD	143,323	(668,812)
S&P CNX Nifty Index	Citibank NA	37,590,018	05/31/18	USD	9,397.50	USD	380,174,165	(239,537)
CAD Currency	Barclays Bank plc	—	06/04/18	MXN	28.40	CAD	145,895	(1,691,253)
CAD Currency	Morgan Stanley & Co. International plc	—	06/04/18	MXN	14.50	CAD	145,895	(3,087,675)
EUR Currency	Bank of America NA	—	06/04/18	NOK	18.50	EUR	147,170	(140,215)
EUR Currency	Citibank NA	—	06/04/18	NOK	19.00	EUR	87,350	(489,087)
GBP Currency	Barclays Bank plc	—	06/05/18	CAD	1.83	GBP	7,167	(191,538)
USD Currency	Deutsche Bank AG	—	06/06/18	JPY	106.00	USD	187,590	(2,578,237)
AUD Currency	Citibank NA	—	06/07/18	USD	0.73	AUD	225,120	(284,253)
AUD Currency	Deutsche Bank AG	—	06/07/18	JPY	83.25	AUD	57,330	(1,332,757)
USD Currency	Morgan Stanley & Co. International plc	—	06/12/18	MXN	18.00	USD	150,080	(1,724,167)
AUD Currency	HSBC Bank plc	—	06/13/18	USD	0.72	AUD	112,356	(113,364)
EUR Currency	HSBC Bank plc	—	06/13/18	USD	1.11	EUR	504,180	(8,592)
EUR Currency	Citibank NA	—	06/14/18	USD	1.12	EUR	39,500	(1,445)
EUR Currency	UBS AG	—	06/26/18	NOK	9.20	EUR	87,565	(101,336)
S&P CNX Nifty Index	Citibank NA	35,345,532	06/28/18	USD	8,836.38	USD	357,474,107	(154,767)
USD Currency	JP Morgan Chase Bank NA	—	07/18/18	ZAR	11.00	USD	143,323	(430,618)
USD Currency	Morgan Stanley & Co. International plc	—	07/20/18	JPY	104.00	USD	749,200	(9,007,766)
USD Currency	Deutsche Bank AG	—	07/24/18	INR	65.00	USD	89,600	(538,800)
USD Currency	Deutsche Bank AG	—	07/26/18	INR	64.50	USD	89,600	(345,029)
USD Currency	Goldman Sachs International	—	07/26/18	INR	62.50	USD	89,600	(46,766)
USD Currency	Goldman Sachs International	—	08/14/18	JPY	98.00	USD	226,248	(840,837)
S&P 500 Index	Goldman Sachs International	156,322	09/21/18	USD	35.32	USD	412,826	(10,293,615)
USD Currency	JP Morgan Chase Bank NA	—	01/02/19	TRY	3.77	USD	69,507	(316,880)
USD Currency	Citibank NA	—	01/03/19	TRY	3.76	USD	27,895	(120,820)

								(63,563,602)

								$(90,175,817)

61

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
5-Year Interest Rate Swap	6 month EURIBOR	Semi-Annual	5.00%	Annual	Morgan Stanley & Co. International plc	05/25/18	0.05%	EUR	371,450	$(123)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.97	Semi-Annual	Barclays Bank plc	08/16/18	2.97	USD	110,960	(2,518,037)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.99	Semi-Annual	JP Morgan Chase Bank NA	08/21/18	2.99	USD	55,480	(1,337,252)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70	Semi-Annual	JP Morgan Chase Bank NA	12/07/18	1.70	USD	224,320	(181,607)
10-Year Interest Rate Swap	6 month EURIBOR	Semi-Annual	0.65	Annual	UBS AG	01/18/19	0.65	EUR	53,370	(98,003)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.02	Semi-Annual	Bank of America NA	02/28/19	3.02	USD	81,720	(2,606,348)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.20	Semi-Annual	JP Morgan Chase Bank NA	03/21/19	2.20	USD	744,600	(905,188)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.75	Semi-Annual	JP Morgan Chase Bank NA	03/28/19	1.75	USD	471,790	(180,172)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.85	Semi-Annual	Barclays Bank plc	04/25/19	1.85	USD	741,380	(427,369)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70	Semi-Annual	Barclays Bank plc	11/04/19	1.70	USD	314,860	(290,468)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70	Semi-Annual	JP Morgan Chase Bank NA	12/16/19	1.70	USD	214,390	(227,082)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.20	Semi-Annual	Deutsche Bank AG	02/07/20	2.20	USD	313,730	(910,034)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.35	Semi-Annual	Deutsche Bank AG	02/14/20	2.35	USD	316,460	(1,185,848)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.35	Semi-Annual	UBS AG	02/21/20	2.35	USD	317,300	(1,198,344)

Total										(12,065,875)

Put
2-Year Interest Rate Swap	2.15%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	04/06/18	2.15	USD	197,980	(1,685,400)
10-Year Interest Rate Swap	2.85	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	04/16/18	2.85	USD	601,106	(1,330,897)
10-Year Interest Rate Swap	3.00	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/25/18	3.00	USD	1,408,007	(1,016,398)
5-Year Interest Rate Swap	0.75	Annual	6 month EURIBOR	Semi-Annual	Morgan Stanley & Co. International plc	05/25/18	0.75	EUR	371,450	(14,607)
10-Year Interest Rate Swap	3.08	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	06/22/18	3.08	USD	504,105	(1,497,136)
10-Year Interest Rate Swap	2.70	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	08/16/18	2.70	USD	745,000	(14,150,076)
10-Year Interest Rate Swap	2.70	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	08/16/18	2.70	USD	460,200	(8,740,758)
10-Year Interest Rate Swap	2.97	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/16/18	2.97	USD	110,960	(924,126)
10-Year Interest Rate Swap	2.99	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	08/21/18	2.99	USD	55,480	(446,350)
10-Year Interest Rate Swap	2.45	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	09/06/18	2.45	USD	75,900	(2,715,866)
10-Year Interest Rate Swap	3.40	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	12/07/18	3.40	USD	149,550	(712,465)
10-Year Interest Rate Swap	1.65	Annual	6 month EURIBOR	Semi-Annual	UBS AG	01/18/19	1.65	EUR	53,370	(203,618)
2-Year Interest Rate Swap	2.95	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	01/29/19	2.95	USD	1,655,410	(4,144,104)
2-Year Interest Rate Swap	3.05	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	02/15/19	3.05	USD	743,510	(1,570,092)
10-Year Interest Rate Swap	1.65	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	02/18/19	1.65	EUR	253,590	(1,211,365)

62

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap	1.70%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	02/20/19	1.70%	EUR	253,590	$(1,056,567)
2-Year Interest Rate Swap	3.00	Semi-Annual	3 month LIBOR	Quarterly	UBS AG	02/27/19	3.00	USD	998,800	(2,519,873)
10-Year Interest Rate Swap	3.02	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	02/28/19	3.02	USD	81,720	(1,290,481)
2-Year Interest Rate Swap	3.25	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	03/11/19	3.25	USD	380,000	(531,407)
2-Year Interest Rate Swap	2.60	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	03/21/19	2.60	USD	744,600	(4,778,202)
2-Year Interest Rate Swap	3.15	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	03/21/19	3.15	USD	313,390	(597,769)
2-Year Interest Rate Swap	2.75	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	03/28/19	2.75	USD	471,790	(2,300,363)
2-Year Interest Rate Swap	2.35	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	04/08/19	2.35	USD	93,000	(923,902)
2-Year Interest Rate Swap	0.40	Annual	6 month EURIBOR	Semi-Annual	JP Morgan Chase Bank NA	07/08/19	0.40	EUR	38,215	(93,206)
2-Year Interest Rate Swap	2.70	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	11/04/19	2.70	USD	314,860	(2,321,630)
2-Year Interest Rate Swap	2.70	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	11/06/19	2.70	USD	1,040,000	(7,664,977)
2-Year Interest Rate Swap	2.70	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	12/16/19	2.70	USD	214,390	(1,646,736)
2-Year Interest Rate Swap	2.85	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	01/21/20	2.85	USD	527,700	(3,430,419)
2-Year Interest Rate Swap	3.15	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/03/20	3.15	USD	1,033,250	(4,487,353)
2-Year Interest Rate Swap	3.20	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	02/07/20	3.20	USD	313,730	(1,271,247)
2-Year Interest Rate Swap	3.35	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	02/14/20	3.35	USD	316,460	(1,043,445)
2-Year Interest Rate Swap	3.35	Semi-Annual	3 month LIBOR	Quarterly	UBS AG	02/21/20	3.35	USD	317,300	(1,056,352)
5-Year Interest Rate Swap	3.25	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/03/22	3.25	USD	295,110	(5,400,442)

Total										(82,777,629)

Total										$(94,843,504)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSR.25.V1	1.00%	Quarterly	06/20/21	EUR	138,370	$3,740,345	$(536,136)	$4,276,481
ITRAXX.FINSR.25.V1	1.00%	Quarterly	06/20/21	EUR	138,370	(3,740,345)	(441,620)	(3,298,725)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	USD	35,710	(2,367,283)	(2,305,015)	(62,268)
ITRAXX.EUR.CROSSOVER.29.V1	5.00%	Quarterly	06/20/23	EUR	439,924	(55,673,656)	(53,704,863)	(1,968,793)
CDX.NA.IG.30.V1	1.00%	Quarterly	06/20/23	USD	990,000	(16,614,952)	(17,363,305)	748,353
ITRAXX.EUR.29.V1	1.00%	Quarterly	06/20/23	EUR	1,050,000	(27,190,569)	(27,577,300)	386,731
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	USD	199,732	(12,326,838)	(12,180,061)	(146,777)

						$(114,173,298)	$(114,108,300)	$(64,998)

63

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.21.V1-FIX.V1	1.00%	Quarterly	06/20/19	BBB+	EUR	9,633	$(133,441)	$(130,124)	$(3,317)
ITRAXX.EUR.21.V1-FIX.V1	1.00%	Quarterly	06/20/19	BBB+	EUR	9,633	133,441	86,139	47,302
ITRAXX.EUR.23.V1	1.00%	Quarterly	06/20/20	BBB+	EUR	9,984	220,865	68,332	152,533
ITRAXX.EUR.23.V1	1.00%	Quarterly	06/20/20	BBB+	EUR	9,984	(220,864)	(104,978)	(115,886)
ITRAXX.EUR.25.V1	1.00%	Quarterly	06/20/21	NR	EUR	23,005	663,951	231,340	432,611
ITRAXX.EUR.25.V1	1.00%	Quarterly	06/20/21	NR	EUR	23,005	(663,951)	(162,186)	(501,765)
ITRAXX.EUR.CROSSOVER.25.V1	5.00%	Quarterly	06/20/21	NR	EUR	29,485	(3,843,897)	(1,652,100)	(2,191,797)
ITRAXX.EUR.CROSSOVER.25.V1	5.00%	Quarterly	06/20/21	NR	EUR	29,485	3,843,897	1,182,703	2,661,194
ITRAXX.EUR.28.V1	1.00%	Quarterly	12/20/22	NR	EUR	71,442	2,046,955	2,046,464	491
ITRAXX.FINSR.28.V1	1.00%	Quarterly	12/20/22	NR	EUR	71,560	1,871,681	2,047,840	(176,159)
ITRAXX.FINSR.29.V1	1.00%	Quarterly	06/20/23	NR	EUR	123,070	2,686,085	2,641,250	44,835

							$6,604,722	$6,254,680	$350,042

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK Retail Price Index All Items Monthly	At Termination	3.32%	At Termination	12/15/22	GBP 16,720	$76,521	$—	$76,521
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	1.58%	At Termination	02/15/28	EUR 25,400	177,810	—	177,810
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	1.58%	At Termination	02/15/28	EUR 16,170	106,822	—	106,822

						$361,153	$—	$361,153

64

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28 day MXIBTIIE	Monthly	7.81%	Monthly	N/A		06/07/18	MXN	3,353,100	$(27,325)	$—	$(27,325)
28 day MXIBTIIE	Monthly	7.85%	Monthly	N/A		06/12/18	MXN	3,353,100	(13,206)	—	(13,206)
7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A		01/28/19	MXN	4,426,959	1,055,127	—	1,055,127
1.63%	Semi-Annual	3 month LIBOR	Quarterly	N/A		07/14/19	USD	750,980	7,837,895	—	7,837,895
3 month LIBOR	Quarterly	2.59%	Semi-Annual	09/17/18	(a)	09/17/19	USD	544,720	134,448	—	134,448
6 month LIBOR	Semi-Annual	0.80%	Semi-Annual	N/A		12/20/19	GBP	47,370	(252,927)	—	(252,927)
28 day MXIBTIIE	Monthly	7.32%	Monthly	N/A		02/20/20	MXN	3,838,008	(1,079,934)	—	(1,079,934)
3 month LIBOR	Quarterly	2.73%	Semi-Annual	03/07/19	(a)	03/07/20	USD	525,000	77,417	—	77,417
6 month LIBOR	Semi-Annual	1.12%	Semi-Annual	N/A		03/21/20	GBP	24,510	23,982	(2,445)	26,427
3 month LIBOR	Quarterly	2.62%	Semi-Annual	07/05/18	(a)	03/31/20	USD	567,160	85,823	—	85,823
3 month LIBOR	Quarterly	2.60%	Semi-Annual	07/05/18	(a)	03/31/20	USD	312,520	65,742	—	65,742
3 month LIBOR	Quarterly	2.56%	Semi-Annual	07/05/18	(a)	03/31/20	USD	312,520	(256,185)	—	(256,185)
3 month LIBOR	Quarterly	2.66%	Semi-Annual	07/05/18	(a)	03/31/20	USD	200,590	173,197	—	173,197
3 month LIBOR	Quarterly	2.65%	Semi-Annual	07/05/18	(a)	03/31/20	USD	200,830	136,526	—	136,526
28 day MXIBTIIE	Monthly	7.16%	Monthly	N/A		04/29/20	MXN	3,766,260	(1,691,644)	—	(1,691,644)
28 day MXIBTIIE	Monthly	7.45%	Monthly	N/A		05/28/20	MXN	2,940,500	(335,254)	—	(335,254)
2.87%	Semi-Annual	3 month LIBOR	Quarterly	09/16/19	(a)	09/16/20	USD	558,030	(477,880)	—	(477,880)
2.20%	Semi-Annual	3 month LIBOR	Quarterly	12/03/18	(a)	12/03/20	USD	971,600	9,628,313	—	9,628,313
3 month LIBOR	Quarterly	2.32%	Semi-Annual	12/17/19	(a)	12/17/20	USD	1,650,860	(7,424,347)	—	(7,424,347)
3 month LIBOR	Quarterly	2.66%	Semi-Annual	01/26/20	(a)	01/26/21	USD	1,727,000	(2,363,866)	—	(2,363,866)
2.66%	Semi-Annual	3 month LIBOR	Quarterly	01/31/19	(a)	01/31/21	USD	487,250	803,685	—	803,685
3 month LIBOR	Quarterly	2.78%	Semi-Annual	02/16/19	(a)	02/16/21	USD	862,615	349,083	—	349,083
2.81%	Semi-Annual	3 month LIBOR	Quarterly	02/20/19	(a)	02/20/21	USD	247,620	(256,690)	—	(256,690)
28 day MXIBTIIE	Monthly	7.66%	Monthly	N/A		02/22/21	MXN	4,570,000	1,494,409	—	1,494,409
2.89%	Semi-Annual	3 month LIBOR	Quarterly	03/09/20	(a)	03/09/21	USD	525,000	(408,708)	—	(408,708)
3 month LIBOR	Quarterly	2.71%	Semi-Annual	N/A		03/15/21	USD	227,055	526,470	—	526,470
2.88%	Semi-Annual	3 month LIBOR	Quarterly	03/18/19	(a)	03/18/21	USD	590,260	(1,286,749)	—	(1,286,749)
6 month EURIBOR	Semi-Annual	0.20%	Annual	03/19/19	(a)	03/19/21	EUR	122,880	178,375	—	178,375
2.83%	Semi-Annual	3 month LIBOR	Quarterly	03/19/19	(a)	03/19/21	USD	160,300	(203,128)	—	(203,128)
2.92%	Semi-Annual	3 month LIBOR	Quarterly	03/22/19	(a)	03/22/21	USD	112,160	(311,225)	—	(311,225)
2.90%	Semi-Annual	3 month LIBOR	Quarterly	03/25/19	(a)	03/25/21	USD	109,290	(277,678)	—	(277,678)
2.84%	Semi-Annual	3 month LIBOR	Quarterly	03/26/19	(a)	03/26/21	USD	72,150	(96,224)	—	(96,224)
6 month EURIBOR	Semi-Annual	0.18%	Annual	03/26/19	(a)	03/26/21	EUR	55,460	47,154	—	47,154
6 month EURIBOR	Semi-Annual	0.17%	Annual	03/26/19	(a)	03/26/21	EUR	55,350	38,165	—	38,165

65

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.82%	Semi-Annual	3 month LIBOR	Quarterly	03/26/19	(a)	03/26/21	USD	72,010	$(61,778)	$—	$(61,778)
2.89%	Semi-Annual	3 month LIBOR	Quarterly	03/26/19	(a)	03/26/21	USD	143,920	(316,559)	—	(316,559)
6 month EURIBOR	Semi-Annual	0.20%	Annual	03/26/19	(a)	03/26/21	EUR	110,980	147,869	—	147,869
3 month LIBOR	Quarterly	2.76%	Semi-Annual	04/01/19	(a)	04/01/21	USD	141,010	(27,733)	—	(27,733)
3 month LIBOR	Quarterly	2.76%	Semi-Annual	04/01/19	(a)	04/01/21	USD	141,010	(29,074)	—	(29,074)
3 month LIBOR	Quarterly	2.24%	Semi-Annual	11/1/19	(a)	11/01/21	USD	824,780	(8,657,155)	—	(8,657,155)
2.20%	Semi-Annual	3 month LIBOR	Quarterly	11/8/19	(a)	11/08/21	USD	305,700	3,443,985	—	3,443,985
2.37%	Semi-Annual	3 month LIBOR	Quarterly	12/17/20	(a)	12/17/21	USD	1,650,860	6,761,015	—	6,761,015
2.62%	Semi-Annual	3 month LIBOR	Quarterly	01/22/20	(a)	01/22/22	USD	202,000	695,617	—	695,617
2.72%	Semi-Annual	3 month LIBOR	Quarterly	01/26/21	(a)	01/26/22	USD	1,767,350	1,432,791	—	1,432,791
2.85%	Semi-Annual	3 month LIBOR	Quarterly	02/07/20	(a)	02/07/22	USD	378,860	(313,851)	—	(313,851)
2.97%	Semi-Annual	3 month LIBOR	Quarterly	03/02/20	(a)	03/02/22	USD	181,700	(576,521)	—	(576,521)
2.97%	Semi-Annual	3 month LIBOR	Quarterly	03/02/20	(a)	03/02/22	USD	78,850	(241,410)	—	(241,410)
28 day MXIBTIIE	Monthly	7.47%	Monthly	N/A		03/07/22	MXN	659,882	90,809	—	90,809
28 day MXIBTIIE	Monthly	7.48%	Monthly	N/A		03/07/22	MXN	659,898	103,478	—	103,478
28 day MXIBTIIE	Monthly	6.92%	Monthly	N/A		07/01/22	MXN	939,650	(909,557)	—	(909,557)
1.10%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		09/27/22	GBP	22,180	290,272	—	290,272
6 month LIBOR	Semi-Annual	0.11%	Semi-Annual	N/A		10/06/22	JPY	11,284,000	79,599	—	79,599
7.13%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/07/22	MXN	577,375	336,799	—	336,799
7.14%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/10/22	MXN	233,449	130,664	—	130,664
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	767,612	486,006	—	486,006
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	582,388	362,417	—	362,417
0.41%	Annual	3 month STIBOR	Quarterly	N/A		10/20/22	SEK	349,210	(114,279)	—	(114,279)
6 month EURIBOR	Semi-Annual	0.21%	Annual	N/A		10/20/22	EUR	18,040	(32,593)	—	(32,593)
6 month EURIBOR	Semi-Annual	0.21%	Annual	N/A		10/20/22	EUR	18,040	(33,704)	—	(33,704)
3 month LIBOR	Quarterly	2.51%	Semi-Annual	N/A		01/26/23	USD	232,639	(1,616,236)	—	(1,616,236)
3 month LIBOR	Quarterly	2.66%	Semi-Annual	N/A		02/15/23	USD	162,040	(90,109)	—	(90,109)
2.66%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/15/23	USD	702,210	241,568	—	241,568
3 month LIBOR	Quarterly	2.78%	Semi-Annual	N/A		03/02/23	USD	94,800	461,228	—	461,228
3 month LIBOR	Quarterly	2.80%	Semi-Annual	N/A		03/15/23	USD	5,350	26,601	—	26,601
1.46%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		03/21/23	GBP	5,000	(41,895)	(1,866)	(40,029)
3 month LIBOR	Quarterly	2.74%	Semi-Annual	N/A		04/03/23	USD	145,900	210,758	—	210,758
3 month LIBOR	Quarterly	2.71%	Semi-Annual	N/A		04/03/23	USD	176,100	6,184	—	6,184
6 month WIBOR	Semi-Annual	2.52%	Annual	06/20/18	(a)	06/20/23	PLN	48,790	53,358	—	53,358
6 month WIBOR	Semi-Annual	2.45%	Annual	06/20/18	(a)	06/20/23	PLN	25,010	1,792	—	1,792
7.51%	Quarterly	3 month JIBAR	Quarterly	06/20/18	(a)	06/20/23	ZAR	199,820	(227,074)	—	(227,074)
1.28%	Annual	6 month BUBOR	Semi-Annual	09/19/18	(a)	09/19/23	HUF	31,509,493	(462,011)	—	(462,011)
6 month LIBOR	Semi-Annual	0.14%	Semi-Annual	09/19/18	(a)	09/19/23	JPY	11,689,000	21,323	—	21,323

66

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6 month LIBOR	Semi-Annual	0.14%	Semi-Annual	09/19/18	(a)	09/19/23	JPY	11,689,000	$25,157	$—	$25,157
1.28%	Annual	6 month BUBOR	Semi-Annual	09/19/18	(a)	09/19/23	HUF	47,684,607	(676,299)	—	(676,299)
3 month LIBOR	Quarterly	2.75%	Semi-Annual	01/31/19	(a)	01/31/24	USD	212,390	(211,545)	—	(211,545)
3 month LIBOR	Quarterly	2.84%	Semi-Annual	02/05/19	(a)	02/05/24	USD	149,040	456,771	—	456,771
3 month LIBOR	Quarterly	2.97%	Semi-Annual	02/26/19	(a)	02/26/24	USD	45,750	413,379	—	413,379
2.96%	Semi-Annual	3 month LIBOR	Quarterly	03/26/19	(a)	03/26/24	USD	276,860	(2,255,047)	—	(2,255,047)
2.84%	Semi-Annual	3 month LIBOR	Quarterly	06/29/18	(a)	02/28/25	USD	787,500	(4,827,430)	—	(4,827,430)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	06/29/18	(a)	02/28/25	USD	787,500	(5,003,067)	—	(5,003,067)
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A		07/17/25	MXN	604,966	(2,282,877)	—	(2,282,877)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	19,850	(797,784)	1,513,583	(2,311,367)
2.27%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/11/25	USD	15,182	473,637	(1,337,853)	1,811,490
28 day MXIBTIIE	Monthly	7.49%	Monthly	N/A		04/14/27	MXN	1,412,000	(677,557)	—	(677,557)
7.29%	Monthly	28 day MXIBTIIE	Monthly	N/A		06/25/27	MXN	540,700	688,971	—	688,971
2.25%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/18/27	USD	113,940	4,805,631	—	4,805,631
0.29%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		10/06/27	JPY	5,637,000	(123,043)	—	(123,043)
2.38%	Semi-Annual	3 month LIBOR	Quarterly	N/A		10/25/27	USD	49,910	1,287,501	—	1,287,501
2.47%	Semi-Annual	3 month LIBOR	Quarterly	N/A		10/27/27	USD	34,800	608,393	—	608,393
2.96%	Semi-Annual	3 month LIBOR	Quarterly	06/29/18	(a)	11/15/27	USD	63,675	(936,836)	—	(936,836)
2.96%	Semi-Annual	3 month LIBOR	Quarterly	06/29/18	(a)	11/15/27	USD	288,020	(4,251,478)	—	(4,251,478)
2.95%	Semi-Annual	3 month LIBOR	Quarterly	06/29/18	(a)	11/15/27	USD	63,675	(864,453)	—	(864,453)
2.42%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/06/27	USD	35,830	840,755	—	840,755
3 month LIBOR	Quarterly	2.43%	Semi-Annual	N/A		01/03/28	USD	666,932	(18,875,430)	—	(18,875,430)
2.60%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/12/28	USD	27,620	346,708	—	346,708
2.74%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/24/28	USD	37,920	33,487	—	33,487
2.78%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/31/28	USD	37,530	(99,012)	—	(99,012)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/06/28	USD	191,750	(1,741,370)	—	(1,741,370)
2.89%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/06/28	USD	38,250	(486,835)	—	(486,835)
1.14%	Annual	6 month EURIBOR	Semi-Annual	N/A		02/15/28	EUR	27,420	(676,807)	—	(676,807)
1.15%	Annual	6 month EURIBOR	Semi-Annual	N/A		02/15/28	EUR	16,170	(420,538)	—	(420,538)
2.78%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/02/28	USD	44,035	(61,386)	—	(61,386)
2.93%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/02/28	USD	49,290	(731,694)	—	(731,694)
3 month LIBOR	Quarterly	2.92%	Semi-Annual	N/A		03/02/28	USD	314,250	4,413,836	—	4,413,836

67

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.84%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/05/28	USD	155,340	$(1,065,675)	$—	$(1,065,675)
2.96%	Annual	6 month WIBOR	Semi-Annual	N/A		03/06/28	PLN	129,500	(339,418)	—	(339,418)
7.64%	Quarterly	3 month JIBAR	Quarterly	N/A		03/06/28	ZAR	542,845	(70,684)	—	(70,684)
7.66%	Quarterly	3 month JIBAR	Quarterly	N/A		03/06/28	ZAR	551,075	(137,657)	—	(137,657)
2.95%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/14/28	USD	62,000	(991,997)	—	(991,997)
2.94%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/14/28	USD	5,360	(81,242)	—	(81,242)
2.95%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/14/28	USD	195,070	(3,173,026)	—	(3,173,026)
2.93%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/15/28	USD	48,980	(702,475)	—	(702,475)
2.89%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/19/28	USD	2,430	(25,742)	—	(25,742)
2.92%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/21/28	USD	187,845	(2,478,786)	—	(2,478,786)
2.82%	Semi-Annual	3 month LIBOR	Quarterly	N/A		04/03/28	USD	100,315	(374,984)	—	(374,984)
2.84%	Semi-Annual	3 month LIBOR	Quarterly	N/A		04/03/28	USD	75,520	(429,500)	—	(429,500)
2.81%	Semi-Annual	3 month LIBOR	Quarterly	N/A		04/03/28	USD	91,214	(238,329)	—	(238,329)
2.83%	Semi-Annual	3 month LIBOR	Quarterly	N/A		04/03/28	USD	328,490	(1,577,160)	—	(1,577,160)
3 month LIBOR	Quarterly	2.82%	Semi-Annual	N/A		04/04/28	USD	35,090	—	—	—
7.77%	Quarterly	3 month JIBAR	Quarterly	06/20/18	(a)	06/20/28	ZAR	180,200	(109,484)	—	(109,484)
3.01%	Annual	6 month WIBOR	Semi-Annual	06/20/18	(a)	06/20/28	PLN	128,500	(310,473)	—	(310,473)
3 month STIBOR	Quarterly	1.40%	Annual	06/20/18	(a)	06/20/28	SEK	59,200	85,952	—	85,952
0.34%	Semi-Annual	6 month LIBOR	Semi-Annual	09/19/18	(a)	09/19/28	JPY	5,879,000	(51,770)	—	(51,770)
3.10%	Annual	6 month WIBOR	Semi-Annual	09/19/18	(a)	09/19/28	PLN	254,070	(880,462)	—	(880,462)
6 month LIBOR	Semi-Annual	0.33%	Semi-Annual	09/19/18	(a)	09/19/28	JPY	363,000	1,086	—	1,086
2.98%	Annual	6 month WIBOR	Semi-Annual	09/19/18	(a)	09/19/28	PLN	190,560	(61,951)	—	(61,951)
0.34%	Semi-Annual	6 month LIBOR	Semi-Annual	09/19/18	(a)	09/19/28	JPY	1,467,000	(12,918)	—	(12,918)
0.34%	Semi-Annual	6 month LIBOR	Semi-Annual	09/19/18	(a)	09/19/28	JPY	1,467,000	(11,895)	—	(11,895)
0.34%	Semi-Annual	6 month LIBOR	Semi-Annual	09/19/18	(a)	09/19/28	JPY	5,879,000	(47,671)	—	(47,671)
3.04%	Semi-Annual	3 month LIBOR	Quarterly	02/16/19	(a)	02/16/29	USD	190,900	(3,486,115)	—	(3,486,115)
1.37%	Annual	6 month EURIBOR	Semi-Annual	02/20/19	(a)	02/20/29	EUR	76,370	(1,960,094)	—	(1,960,094)
1.38%	Annual	6 month EURIBOR	Semi-Annual	02/22/19	(a)	02/22/29	EUR	68,150	(1,820,197)	—	(1,820,197)
6 month EURIBOR	Semi-Annual	1.50%	Annual	06/11/18	(a)	07/04/42	EUR	8,190	29,079	—	29,079
6 month EURIBOR	Semi-Annual	1.64%	Annual	N/A		07/04/42	EUR	21,940	1,026,061	—	1,026,061
6 month EURIBOR	Semi-Annual	1.62%	Annual	N/A		07/04/42	EUR	13,270	526,442	—	526,442

68

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.56%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		11/02/46	JPY	1,377,000	$937,284	$—	$937,284
0.81%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		05/31/47	JPY	874,500	71,190	—	71,190
0.91%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		07/12/47	JPY	546,750	(95,352)	—	(95,352)
0.92%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		07/12/47	JPY	546,750	(103,656)	—	(103,656)
6 month EURIBOR	Semi-Annual	1.92%	Annual	01/20/28	(a)	01/20/48	EUR	5,940	120,809	—	120,809
0.95%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		02/22/48	JPY	372,500	(91,231)	—	(91,231)
2.92%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/28/48	USD	145,000	(3,246,821)	—	(3,246,821)
3 month LIBOR	Quarterly	3.08%	Semi-Annual	02/20/23	(a)	02/20/53	USD	12,220	588,421	—	588,421

									$(44,671,268)	$171,419	$(44,842,687)

(a)	Forward Swap

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSR.19.V1	1.00%	Quarterly	Citibank NA	06/20/18	EUR	16,300	$(46,168)	$(21,839)	$(24,329)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Barclays Bank plc	12/20/18	EUR	9,590	(78,442)	(15,650)	(62,792)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Citibank NA	12/20/18	EUR	20,560	(168,171)	(39,095)	(129,076)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Citibank NA	12/20/18	EUR	11,700	(95,700)	(45,565)	(50,135)
JFE Holdings, Inc.	1.00%	Quarterly	Goldman Sachs International	03/20/19	JPY	1,000,000	(88,094)	(6,177)	(81,917)
Kawasaki Kisen Kaisha Ltd.	1.00%	Quarterly	Goldman Sachs International	03/20/19	JPY	223,000	(13,827)	15,239	(29,066)
Kawasaki Kisen Kaisha Ltd.	1.00%	Quarterly	Goldman Sachs International	03/20/19	JPY	277,000	(17,176)	17,379	(34,555)
Nippon Yusen Kabushiki Kaisha	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/19	JPY	500,000	(51,700)	(18,138)	(33,562)
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	61,427	(683,092)	306,983	(990,075)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	61,427	(682,128)	453,405	(1,135,533)
Australia and New Zealand Banking Group Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	12,048	(244,043)	(30,903)	(213,140)
Australia and New Zealand Banking Group Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	10,000	(202,565)	(2,577)	(199,988)

69

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	7,952	$(161,085)	$(22,447)	$(138,638)
Banco Comercial Portugues SA	5.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	738	(105,967)	(6,524)	(99,443)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/20	USD	4,925	140,353	313,700	(173,347)
Commonwealth Bank of Australia (The)	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	10,000	(199,152)	(15,453)	(183,699)
Commonwealth Bank of Australia (The)	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	11,500	(229,024)	(23,572)	(205,452)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	1,320	(165,902)	(149,484)	(16,418)
ITOCHU Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	320,235	(70,596)	(13,122)	(57,474)
ITOCHU Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(64,649)	(8,337)	(56,312)
ITOCHU Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(64,649)	(10,822)	(53,827)
ITOCHU Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(64,649)	(11,463)	(53,186)
Mitsubishi Corp.	1.00%	Quarterly	Barclays Bank plc	12/20/20	JPY	475,732	(107,059)	(41,317)	(65,742)
Mitsubishi Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(65,995)	(22,432)	(43,563)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	586,510	(130,894)	(17,804)	(113,090)
Mitsui & Co., Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(65,448)	(6,388)	(59,060)
National Australia Bank Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	10,000	(197,131)	(7,734)	(189,397)
Standard Chartered plc	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	8,220	(213,612)	107,930	(321,542)
Standard Chartered plc	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	4,650	(120,838)	63,819	(184,657)
Standard Chartered plc	1.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	6,050	(157,220)	35,648	(192,868)
Standard Chartered plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	2,410	(62,628)	33,721	(96,349)
Sumitomo Corp.	1.00%	Quarterly	Barclays Bank plc	12/20/20	JPY	249,377	(55,607)	6,424	(62,031)
Sumitomo Corp.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	JPY	253,165	(56,452)	11,094	(67,546)
Westpac Banking Corp.	1.00%	Quarterly	Citibank NA	12/20/20	USD	10,000	(204,819)	(18,035)	(186,784)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Bank of America NA	06/20/21	JPY	769,231	(167,424)	(44,723)	(122,701)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Bank of America NA	06/20/21	JPY	1,230,769	(267,878)	(67,555)	(200,323)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Barclays Bank plc	06/20/21	JPY	461,538	(100,454)	(27,424)	(73,030)

70

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	JPY	384,615	$(83,712)	$(23,613)	$(60,099)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	JPY	769,231	(167,424)	(47,225)	(120,199)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	JPY	384,615	(83,712)	(28,628)	(55,084)
Kingdom of Thailand	1.00%	Quarterly	Barclays Bank plc	06/20/21	USD	7,691	(172,485)	(7,061)	(165,424)
Kingdom of Thailand	1.00%	Quarterly	BNP Paribas SA	06/20/21	USD	7,309	(163,924)	(13,160)	(150,764)
Kingdom of Thailand	1.00%	Quarterly	Citibank NA	06/20/21	USD	4,199	(94,170)	(5,141)	(89,029)
Kingdom of Thailand	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	USD	5,401	(121,119)	(1,652)	(119,467)
Kingdom of Thailand	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	USD	5,401	(121,119)	(3,304)	(117,815)
Stena AB	5.00%	Quarterly	Goldman Sachs International	06/20/21	EUR	870	(46,449)	(44,504)	(1,945)
Constellium NV	5.00%	Quarterly	Citibank NA	12/20/21	EUR	2,400	(336,271)	(327,754)	(8,517)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/21	EUR	1,770	(247,999)	(254,594)	6,595
Ally Financial, Inc.	5.00%	Quarterly	Credit Suisse International	06/20/22	USD	4,940	(781,261)	(471,887)	(309,374)
Melia Hotels International SA	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/22	EUR	2,875	(688,427)	(492,183)	(196,244)
Republic of France	0.25%	Quarterly	Bank of America NA	06/20/22	USD	1,410	(6,769)	13,480	(20,249)
Republic of France	0.25%	Quarterly	Goldman Sachs International	06/20/22	USD	80	(384)	766	(1,150)
STMicroelectronics NV	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/22	EUR	2,951	(96,155)	(13,982)	(82,173)
ArcelorMittal	5.00%	Quarterly	Citibank NA	12/20/22	EUR	2,560	(557,221)	(511,306)	(45,915)
Cable & Wireless Ltd.	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	EUR	1,500	(295,740)	(267,829)	(27,911)
CBS Corp.	1.00%	Quarterly	Credit Suisse International	12/20/22	USD	7,820	(99,202)	(82,085)	(17,117)
CenturyLink, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	2,930	349,782	453,736	(103,954)
CMA CGM SA	5.00%	Quarterly	Barclays Bank plc	12/20/22	EUR	1,320	(32,983)	(84,194)	51,211
CMA CGM SA	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	500	(12,493)	(29,557)	17,064
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/22	EUR	800	(19,989)	(46,066)	26,077
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/22	EUR	730	(18,241)	(44,780)	26,539
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/22	EUR	530	34,827	28,262	6,565
K. Hovnanian Enterprises, Inc.	5.00%	Quarterly	Barclays Bank plc	12/20/22	USD	3,368	1,604,234	1,014,020	590,214
K. Hovnanian Enterprises, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	1,500	714,475	402,761	311,714
K. Hovnanian Enterprises, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	500	238,159	129,624	108,535
LANXESS Aktiengesellschaft	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	EUR	6,828	(175,724)	(151,417)	(24,307)
Peugeot SA	5.00%	Quarterly	Citibank NA	12/20/22	EUR	1,280	(285,578)	(277,617)	(7,961)
Peugeot SA	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	2,560	(571,156)	(559,372)	(11,784)
Rite Aid Corp.	5.00%	Quarterly	Citibank NA	12/20/22	USD	4,900	355,118	583,778	(228,660)
Staples, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	4,920	77,330	157,159	(79,829)

71

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Stena AB	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	EUR	1,200	$12,820	$19,619	$(6,799)
TDC A/S	1.00%	Quarterly	Barclays Bank plc	12/20/22	EUR	1,180	47,146	(14,902)	62,048
TDC A/S	1.00%	Quarterly	BNP Paribas SA	12/20/22	EUR	2,860	114,268	(13,868)	128,136
TDC A/S	1.00%	Quarterly	Credit Suisse International	12/20/22	EUR	2,100	83,903	(9,049)	92,952
TDC A/S	1.00%	Quarterly	Credit Suisse International	12/20/22	EUR	1,140	45,547	(4,918)	50,465
Tesco plc	1.00%	Quarterly	Credit Suisse International	12/20/22	EUR	2,560	23,718	12,440	11,278
Tesco plc	1.00%	Quarterly	Credit Suisse International	12/20/22	EUR	2,560	23,718	13,792	9,926
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	700	(157,640)	(144,877)	(12,763)
Vodafone Group plc	1.00%	Quarterly	Barclays Bank plc	12/20/22	EUR	3,740	(80,245)	(78,914)	(1,331)
Assicurazioni Generali SpA	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	3,960	147,279	82,254	65,025
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	5,100	130,330	84,984	45,346
Carrefour SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	3,960	(46,033)	(72,427)	26,394
Carrefour SA	1.00%	Quarterly	Citibank NA	06/20/23	EUR	3,950	(45,917)	(78,909)	32,992
Carrefour SA	1.00%	Quarterly	Credit Suisse International	06/20/23	EUR	5,270	(61,262)	(89,661)	28,399
CMA CGM SA	5.00%	Quarterly	Citibank NA	06/20/23	EUR	500	(1,717)	1,489	(3,206)
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	24,150	752,452	737,290	15,162
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	25,440	792,644	756,266	36,378
Federative Republic of Brazil	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	6,730	209,690	192,543	17,147
Federative Republic of Brazil	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	12,640	393,830	361,626	32,204
Intesa Sanpaolo SpA	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	5,280	355,872	308,822	47,050
ITV plc	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	2,320	(522,553)	(522,689)	136
Kingdom of Bahrain	1.00%	Quarterly	HSBC Bank plc	06/20/23	USD	8,575	692,159	611,260	80,899
Lloyds Banking Group plc	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	1,390	50,367	48,540	1,827
Marks and Spencer plc	1.00%	Quarterly	Credit Suisse International	06/20/23	EUR	7,964	280,135	231,681	48,454
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	06/20/23	USD	10,360	(175,930)	(171,407)	(4,523)
Republic of Argentina	5.00%	Quarterly	Goldman Sachs International	06/20/23	USD	56,644	(5,600,465)	(5,683,256)	82,791
Republic of Korea	1.00%	Quarterly	Citibank NA	06/20/23	USD	9,900	(228,548)	(225,561)	(2,987)
Republic of South Africa	1.00%	Quarterly	Bank of America NA	06/20/23	USD	3,050	77,222	79,877	(2,655)
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	USD	29,192	739,098	788,751	(49,653)
Republic of the Philippines	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	106,000	(1,362,829)	(1,314,639)	(48,190)

72

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Societe Generale AG	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	1,390	$11,026	$4,368	$6,658
Sudzucker International Finance BV	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	3,940	(32,865)	(57,016)	24,151
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	19,128	103,877	159,496	(55,619)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	15,506	84,208	129,294	(45,086)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	16,477	89,480	140,867	(51,387)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	40,026	217,364	347,214	(129,850)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	31,989	173,720	275,993	(102,273)
Wind Tre SpA	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	800	(24,545)	(12,556)	(11,989)
Wind Tre SpA	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,320	(40,500)	(31,838)	(8,662)
CMBX.NA.7.AA	1.50%	Monthly	Goldman Sachs International	01/17/47	USD	2,292	7,197	151,069	(143,872)
CMBX.NA.9.A	2.00%	Monthly	JP Morgan Securities LLC	09/17/58	USD	2,050	87,173	275,270	(188,097)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	6,070	258,119	747,966	(489,847)
CMBX.NA.9.AAA	0.50%	Monthly	Credit Suisse International	09/17/58	USD	12,070	5,201	145,408	(140,207)
CMBX.NA.9.AAA	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	9,670	4,167	118,050	(113,883)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	6,760	2,913	81,438	(78,525)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	8,150	3,512	98,185	(94,673)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	7,820	3,370	101,565	(98,195)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	7,000	3,016	101,041	(98,025)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	19,440	(143,734)	(21)	(143,713)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	12,210	(90,277)	(1,767)	(88,510)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	16,950	(125,323)	(12,590)	(112,733)
CMBX.NA.6.BBB-	3.00%	Monthly	JP Morgan Securities LLC	05/11/63	USD	2,440	358,668	235,626	123,042

							$(9,590,841)	$(1,431,344)	$(8,159,497)

73

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSUB.19.V1	5.00%	Quarterly	Citibank NA	06/20/18	NR	EUR	11,700	$177,195	$117,893	$59,302
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Barclays Bank plc	12/20/18	NR	EUR	7,670	344,155	485,099	(140,944)
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Citibank NA	12/20/18	NR	EUR	10,970	492,226	794,813	(302,587)
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Citibank NA	12/20/18	NR	EUR	9,100	408,318	293,009	115,309
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Deutsche Bank AG	12/20/18	NR	EUR	5,480	245,888	398,850	(152,962)
K. Hovnanian Enterprises, Inc.	5.00%	Quarterly	Barclays Bank plc	12/20/18	CCC-	USD	6,720	(3,200,847)	(373,389)	(2,827,458)
SAS AB	5.00%	Quarterly	Goldman Sachs International	06/20/19	NR	EUR	3,400	203,841	(104,521)	308,362
SAS AB	5.00%	Quarterly	Goldman Sachs International	06/20/19	NR	EUR	1,900	113,911	15,159	98,752
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	61,427	683,092	(345,864)	1,028,956
People’s Republic of China	1.00%	Quarterly	Barclays Bank plc	09/20/20	A+	USD	10,000	173,126	(39,303)	212,429
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	09/20/20	A+	USD	10,000	173,126	(41,600)	214,726
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	09/20/20	BBB+	USD	61,427	682,128	(403,500)	1,085,628
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	NR	USD	20,000	339,789	(302,847)	642,636
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	510	87,623	84,997	2,626
Saipem Finance International BV	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	800	130,836	49,342	81,494
Altice Finco SA	5.00%	Quarterly	BNP Paribas SA	12/20/22	B-	EUR	900	20,216	42,279	(22,063)
Altice Finco SA	5.00%	Quarterly	Citibank NA	12/20/22	B-	EUR	1,320	29,651	78,764	(49,113)
Altice Finco SA	5.00%	Quarterly	Credit Suisse International	12/20/22	B-	EUR	1,440	32,346	31,882	464
Altice Finco SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	B-	EUR	1,000	22,463	38,705	(16,242)
Altice Finco SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	B-	EUR	1,100	24,709	48,086	(23,377)
Altice Finco SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	B-	EUR	1,430	32,122	35,515	(3,393)
Altice Luxembourg SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	B	EUR	500	(53,591)	5,692	(59,283)
Altice Luxembourg SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	B	EUR	820	(87,888)	(9,467)	(78,421)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BB+	EUR	900	(85,751)	(37,122)	(48,629)
Commerzbank AG	1.00%	Quarterly	Goldman Sachs International	12/20/22	NR	EUR	2,500	(73,549)	(83,828)	10,279
Deutsche Bank AG	1.00%	Quarterly	Barclays Bank plc	12/20/22	NR	EUR	2,670	(23,257)	2,269	(25,526)
Fiat Chrysler Automobiles NV	5.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	550	110,739	112,747	(2,008)
Imperial Brands plc	1.00%	Quarterly	Barclays Bank plc	12/20/22	BBB	EUR	7,770	142,602	149,973	(7,371)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	1,000	105,362	173,580	(68,218)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	1,020	107,470	161,409	(53,939)
Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/22	BB+	EUR	2,680	282,371	468,783	(186,412)
ITRAXX.FINSR.28.V1	1.00%	Quarterly	Citibank NA	12/20/22	NR	EUR	26,400	653,395	716,493	(63,098)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Barclays Bank plc	12/20/22	BB+	EUR	70	12,386	13,406	(1,020)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Barclays Bank plc	12/20/22	BB+	EUR	720	127,398	137,888	(10,490)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/22	BB+	EUR	110	19,464	20,512	(1,048)
Nordstrom, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BBB+	USD	7,140	(192,333)	(598,675)	406,342

74

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SFR Group SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	B+	EUR	1,310	$54,608	$51,846	$2,762
Telecom Italia SpA	5.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	80	(1,519)	(1,574)	55
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	810	(15,381)	(15,938)	557
Vue International Bidco plc	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	B	EUR	1,200	156,418	155,654	764
Vue International Bidco plc	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	B	EUR	1,400	182,488	179,421	3,067
Wind Acquisition Finance SA	5.00%	Quarterly	Credit Suisse International	12/20/22	NR	EUR	1,340	274,050	269,453	4,597
Wind Acquisition Finance SA	5.00%	Quarterly	Goldman Sachs International	12/20/22	BB-	EUR	1,300	265,869	256,080	9,789
Wind Acquisition Finance SA	5.00%	Quarterly	Goldman Sachs International	12/20/22	BB-	EUR	725	148,273	142,814	5,459
WPP 2005 Ltd.	1.00%	Quarterly	Bank of America NA	12/20/22	BBB	EUR	281	3,407	5,135	(1,728)
WPP 2005 Ltd.	1.00%	Quarterly	Barclays Bank plc	12/20/22	BBB	EUR	276	3,346	5,373	(2,027)
WPP 2005 Ltd.	1.00%	Quarterly	Citibank NA	12/20/22	BBB	EUR	279	3,382	5,012	(1,630)
WPP 2005 Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BBB	EUR	279	3,382	5,326	(1,944)
ADLER Real Estate AG	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	2,630	559,020	570,640	(11,620)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	EUR	792	102,945	99,797	3,148
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	530	51,463	55,811	(4,348)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	50	4,855	5,265	(410)
SFR Group SA	5.00%	Quarterly	Barclays Bank plc	06/20/23	B+	EUR	1,320	31,110	24,297	6,813
SFR Group SA	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	B+	EUR	1,320	31,110	31,804	(694)
Constellium NV	5.00%	Quarterly	Citibank NA	12/20/24	B-	EUR	2,400	273,053	301,256	(28,203)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/24	B-	EUR	1,770	201,376	285,009	(83,633)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/24	B-	EUR	1,320	150,179	155,929	(5,750)
CMBX.NA.7.AA	1.50%	Monthly	Credit Suisse International	01/17/47	NR	USD	2,292	(7,197)	(177,282)	170,085
CMBX.NA.4.AM	0.50%	Monthly	Deutsche Bank AG	02/17/51	NR	USD	1,925	(998)	(25,543)	24,545
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR	USD	4,880	(223,702)	(268,792)	45,090

75

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.8.A	2.00%	Monthly	Morgan Stanley & Co. International plc	10/17/57	NR	USD	150	$(6,876)	$(17,614)	$10,738
CMBX.NA.8.A	2.00%	Monthly	Morgan Stanley & Co. International plc	10/17/57	NR	USD	1,510	(69,219)	(125,118)	55,899
CMBX.NA.8.BBB-	3.00%	Monthly	JP Morgan Securities LLC	10/17/57	NR	USD	5,956	(900,566)	(900,442)	(124)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	1,470	(62,510)	(74,414)	11,904
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	4,840	(205,815)	(149,427)	(56,388)
CMBX.NA.9.A	2.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	2,186	(92,957)	(230,923)	137,966
CMBX.NA.9.A	2.00%	Monthly	JP Morgan Securities LLC	09/17/58	NR	USD	3,810	(162,015)	(111,830)	(50,185)
CMBX.NA.9.A	2.00%	Monthly	JP Morgan Securities LLC	09/17/58	NR	USD	1,940	(82,496)	(61,167)	(21,329)
CMBX.NA.9.A	2.00%	Monthly	JP Morgan Securities LLC	09/17/58	NR	USD	3,620	(153,936)	(95,669)	(58,267)
CMBX.NA.9.A	2.00%	Monthly	JP Morgan Securities LLC	09/17/58	NR	USD	2,379	(101,164)	(72,255)	(28,909)
CMBX.NA.9.A	2.00%	Monthly	JP Morgan Securities LLC	09/17/58	NR	USD	1,871	(79,578)	(224,716)	145,138
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	2,370	(100,781)	(48,054)	(52,727)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	2,019	(85,839)	(66,226)	(19,613)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	2,390	(101,632)	(46,239)	(55,393)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	3,810	(162,015)	(134,470)	(27,545)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	4,670	(198,586)	(242,522)	43,936

76

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	636	$(82,194)	$(64,621)	$(17,573)
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	3,240	(418,726)	(354,462)	(64,264)
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	NR	USD	3,788	(489,548)	(382,688)	(106,860)
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	NR	USD	3,397	(439,017)	(369,843)	(69,174)
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	NR	USD	7,630	(986,075)	(887,738)	(98,337)
CMBX.NA.9.BBB-	3.00%	Monthly	JP Morgan Securities LLC	09/17/58	NR	USD	1,674	(276,049)	(179,054)	(96,995)
CMBX.NA.9.BBB-	3.00%	Monthly	JP Morgan Securities LLC	09/17/58	NR	USD	3,780	(488,514)	(469,475)	(19,039)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	2,470	(319,215)	(302,858)	(16,357)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	2,620	(338,600)	(334,214)	(4,386)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	3,810	(492,391)	(385,940)	(106,451)
CMBX.NA.10.BBB-	3.00%	Monthly	JP Morgan Securities LLC	11/17/59	NR	USD	270	(29,916)	(23,460)	(6,456)
CMBX.NA.6.A	2.00%	Monthly	Morgan Stanley & Co. International plc	05/11/63	NR	USD	4,380	(192,404)	(192,564)	160
CMBX.NA.6.A	2.00%	Monthly	Morgan Stanley & Co. International plc	05/11/63	NR	USD	2,470	(108,501)	(106,438)	(2,063)
CMBX.NA.6.AA	1.50%	Monthly	Morgan Stanley & Co. International plc	05/11/63	NR	USD	7,120	(27,538)	16,838	(44,376)
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	NR	USD	2,440	(358,668)	(194,950)	(163,718)

								$(3,101,072)	$(2,578,731)	$(522,341)

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement

77

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
4.85%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	N/A		11/01/18	MXN	239,344	$244,781	$—	$244,781
28 day MXIBTIIE	Monthly	7.07%	Monthly	Citibank NA	N/A		11/21/18	MXN	1,408,144	(443,666)	—	(443,666)
28 day MXIBTIIE	Monthly	7.06%	Monthly	JP Morgan Chase Bank NA	N/A		11/21/18	MXN	1,689,773	(538,711)	—	(538,711)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA	N/A		11/28/18	MXN	2,403,200	(839,098)	—	(839,098)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JP Morgan Chase Bank NA	N/A		11/28/18	MXN	1,363,292	(476,005)	—	(476,005)
28 day MXIBTIIE	Monthly	6.92%	Monthly	UBS AG	N/A		11/28/18	MXN	2,030,153	(754,343)	—	(754,343)
28 day MXIBTIIE	Monthly	6.94%	Monthly	BNP Paribas SA	N/A		11/29/18	MXN	3,818,847	(1,390,931)	—	(1,390,931)
4.77%	Monthly	28 day MXIBTIIE	Monthly	Citibank NA	N/A		12/05/18	MXN	132,651	155,832	—	155,832
4.70%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	N/A		12/06/18	MXN	132,651	176,171	—	176,171
4.76%	Monthly	28 day MXIBTIIE	Monthly	Citibank NA	N/A		12/06/18	MXN	132,651	172,876	—	172,876
7.02%	At Termination	1 day BZDIOVER	At Termination	Bank of America NA	N/A		01/02/19	BRL	793,608	(1,556,038)	—	(1,556,038)
7.75%	At Termination	1 day BZDIOVER	At Termination	Bank of America NA	N/A		01/02/19	BRL	485,299	(2,020,441)	—	(2,020,441)
8.00%	At Termination	1 day BZDIOVER	At Termination	Citibank NA	N/A		01/02/19	BRL	477,751	(2,423,855)	—	(2,423,855)
1 day BZDIOVER	At Termination	9.25%	At Termination	Citibank NA	N/A		01/02/19	BRL	454,648	4,325,492	—	4,325,492
1 day BZDIOVER	At Termination	9.28%	At Termination	JP Morgan Chase Bank NA	N/A		01/02/19	BRL	431,600	4,153,057	—	4,153,057
1 day BZDIOVER	At Termination	7.70%	At Termination	Bank of America NA	N/A		01/02/20	BRL	339,711	1,280,570	—	1,280,570
1 day BZDIOVER	At Termination	7.78%	At Termination	Citibank NA	N/A		01/02/20	BRL	510,354	2,150,444	—	2,150,444
1 day BZDIOVER	At Termination	7.82%	At Termination	Citibank NA	N/A		01/02/20	BRL	246,697	1,092,670	—	1,092,670
1 day BZDIOVER	At Termination	9.48%	At Termination	Citibank NA	N/A		01/02/20	BRL	446,885	7,283,062	—	7,283,062
3 month CD_KSDA	Quarterly	2.26%	Quarterly	BNP Paribas SA	03/20/19	(a)	03/20/20	KRW	191,173,125	129,081	—	129,081
3 month CD_KSDA	Quarterly	2.27%	Quarterly	Nomura International plc	03/20/19	(a)	03/20/20	KRW	156,414,375	131,277	—	131,277
3 month CD_KSDA	Quarterly	2.29%	Quarterly	Nomura International plc	03/20/19	(a)	03/20/20	KRW	271,250,000	257,355	—	257,355
3 month CD_KSDA	Quarterly	2.28%	Quarterly	Nomura International plc	03/20/19	(a)	03/20/20	KRW	156,162,500	136,765	—	136,765
1 day BZDIOVER	At Termination	9.14%	At Termination	Bank of America NA	N/A		01/04/21	BRL	215,447	2,798,724	—	2,798,724
1 day BZDIOVER	At Termination	12.17%	At Termination	JP Morgan Chase Bank NA	N/A		01/04/21	BRL	117,030	5,807,202	—	5,807,202
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	N/A		05/16/21	USD	5,230	(151,613)	—	(151,613)
1 day BZDIOVER	At Termination	9.85%	At Termination	Citibank NA	N/A		01/02/23	BRL	111,996	2,066,492	—	2,066,492
1 day BZDIOVER	At Termination	12.40%	At Termination	JP Morgan Chase Bank NA	N/A		01/02/23	BRL	58,951	4,174,812	—	4,174,812
1 day BZDIOVER	At Termination	9.45%	At Termination	JP Morgan Chase Bank NA	N/A		01/02/23	BRL	165,057	1,564,129	—	1,564,129
1 day BZDIOVER	At Termination	9.45%	At Termination	JP Morgan Chase Bank NA	N/A		01/02/23	BRL	34,981	331,493	—	331,493
5.36%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	N/A		02/12/23	COP	84,036,368	(226,067)	—	(226,067)
5.42%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	N/A		02/13/23	COP	84,036,368	(303,501)	—	(303,501)
5.40%	Quarterly	1 day IBRCOL	Quarterly	JP Morgan Chase Bank NA	N/A		02/14/23	COP	85,602,263	42,459	—	42,459
5.41%	Quarterly	1 day IBRCOL	Quarterly	JP Morgan Chase Bank NA	N/A		02/15/23	COP	85,602,263	33,232	—	33,232
5.40%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	N/A		02/23/23	COP	168,594,701	(534,474)	—	(534,474)
5.45%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	N/A		03/08/23	COP	168,228,363	(658,227)	—	(658,227)
5.47%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	N/A		03/09/23	COP	16,822,836	(69,221)	—	(69,221)
5.45%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	N/A		03/12/23	COP	64,925,634	(243,397)	—	(243,397)
6.75%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	N/A		03/21/23	INR	2,053,734	(179,165)	—	(179,165)
6.82%	Semi-Annual	1 day MIBOR	Semi-Annual	Deutsche Bank AG	N/A		03/21/23	INR	1,837,300	(249,233)	—	(249,233)
6.84%	Semi-Annual	1 day MIBOR	Semi-Annual	Deutsche Bank AG	N/A		03/21/23	INR	1,879,848	(279,275)	—	(279,275)
6.77%	Semi-Annual	1 day MIBOR	Semi-Annual	JP Morgan Chase Bank NA	N/A		03/21/23	INR	2,053,734	(212,307)	—	(212,307)
1 day MIBOR	Semi-Annual	6.80%	Semi-Annual	Bank of America NA	06/20/18	(a)	06/20/23	INR	534,495	49,873	—	49,873
1 day MIBOR	Semi-Annual	6.66%	Semi-Annual	Bank of America NA	06/20/18	(a)	06/20/23	INR	267,455	1,153	—	1,153
1 day MIBOR	Semi-Annual	6.66%	Semi-Annual	HSBC Bank plc	06/20/18	(a)	06/20/23	INR	267,455	1,153	—	1,153
1 day MIBOR	Semi-Annual	6.80%	Semi-Annual	JP Morgan Chase Bank NA	06/20/18	(a)	06/20/23	INR	534,495	49,873	—	49,873
7 day China Fixing Repo Rates	Quarterly	3.97%	Quarterly	Bank of America NA	09/19/18	(a)	09/19/23	CNY	271,715	373,280	—	373,280
7 day China Fixing Repo Rates	Quarterly	3.98%	Quarterly	BNP Paribas SA	09/19/18	(a)	09/19/23	CNY	290,000	428,340	—	428,340
7 day China Fixing Repo Rates	Quarterly	3.95%	Quarterly	Citibank NA	09/19/18	(a)	09/19/23	CNY	48,925	60,072	—	60,072
7 day China Fixing Repo Rates	Quarterly	3.98%	Quarterly	Citibank NA	09/19/18	(a)	09/19/23	CNY	94,040	138,900	—	138,900
7 day China Fixing Repo Rates	Quarterly	3.96%	Quarterly	Citibank NA	09/19/18	(a)	09/19/23	CNY	48,925	65,297	—	65,297
1.07%	Quarterly	3 month TWCPBA	Quarterly	Goldman Sachs International	09/19/18	(a)	09/19/23	TWD	684,400	(67,403)	—	(67,403)
1.08%	Quarterly	3 month TWCPBA	Quarterly	JP Morgan Chase Bank NA	09/19/18	(a)	09/19/23	TWD	475,600	(50,808)	—	(50,808)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	N/A		07/17/25	MXN	301,428	(1,132,701)	—	(1,132,701)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	N/A		08/06/25	MXN	904,077	(3,397,495)	—	(3,397,495)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	N/A		08/11/25	MXN	309,728	1,192,770	—	1,192,770
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	N/A		08/11/25	MXN	309,728	1,192,770	—	1,192,770
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	N/A		08/11/25	MXN	1,149,713	4,437,814	—	4,437,814
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	N/A		12/05/25	MXN	35,971	(149,485)	—	(149,485)
28 day MXIBTIIE	Monthly	6.02%	Monthly	Citibank NA	N/A		03/24/26	MXN	969,089	(5,018,984)	—	(5,018,984)
7.64%	Monthly	28 day MXIBTIIE	Monthly	UBS AG	N/A		11/18/26	MXN	517,782	(85,838)	—	(85,838)
7.71%	Monthly	28 day MXIBTIIE	Monthly	BNP Paribas SA	N/A		11/19/26	MXN	1,002,958	(414,338)	—	(414,338)

										$22,632,651	$—	$22,632,651

(a)	Forward Swap

78

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate / Reference	Frequency	Rate / Reference	Frequency
1 month LIBOR minus 0.20%	Monthly	Energy Select Sector SPDR Fund	At Termination	Merrill Lynch International & Co.	05/14/18	USD	182	$(55,816)	$—	$(55,816)
1 month LIBOR minus 0.20%	Monthly	Materials Select Sector SPDR Fund	At Termination	Merrill Lynch International & Co.	05/14/18	USD	208	631,926	—	631,926
1 month LIBOR minus 0.25%	Monthly	Consumer Staples Select Sector SPDR Fund	At Termination	Merrill Lynch International & Co.	05/14/18	USD	230	232,267	—	232,267
1 month LIBOR minus 0.30%	Monthly	Utilities Select Sector SPDR Fund	At Termination	Merrill Lynch International & Co.	05/14/18	USD	255	(168,408)	—	(168,408)
3 month LIBOR minus 0.30%	Quarterly	American Express Co.	Quarterly	Merrill Lynch International & Co.	06/14/18	USD	31	75,380	—	75,380
3 month EURIBOR	At Termination	Markit iBoxx EUR Liquid High Yield Index	Quarterly	JP Morgan Chase Bank NA	06/20/18	EUR	40,780	(264,150)	(428)	(263,722)
3 month EURIBOR	At Termination	Markit iBoxx EUR Liquid High Yield Index	At Termination	JP Morgan Chase Bank NA	06/20/18	EUR	13,200	(53,402)	(267)	(53,135)
3 month EURIBOR	At Termination	Markit iBoxx EUR Liquid High Yield Index	Quarterly	Merrill Lynch International & Co.	06/20/18	EUR	13,200	(64,088)	(131)	(63,957)
3 month LIBOR	At Termination	iBoxx USD Liquid High Yield Index	At Termination	Goldman Sachs International	06/20/18	USD	18,000	(39,222)	978	(40,200)
iBoxx USD Liquid High Yield Index	Quarterly	3 month LIBOR	At Termination	Goldman Sachs International	06/20/18	USD	46,020	45,915	(2,530)	48,445
3 month LIBOR	Quarterly	Energy Transfer Equity LP	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	185	—	—	—
3 month LIBOR	Quarterly	Iron Mountain, Inc.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	82	—	—	—
3 month LIBOR minus 0.30%	Quarterly	Axalta Coating Systems Ltd.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	86	—	—	—
3 month LIBOR minus 0.30%	Quarterly	Platform Specialty Products Corp.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	272	—	—	—
3 month LIBOR minus 0.30%	Quarterly	Gartner, Inc.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	22	—	—	—
3 month LIBOR minus 0.30%	Quarterly	Liberty Global plc	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	81	—	—	—
3 month LIBOR minus 0.30%	Quarterly	McCormick & Co., Inc.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	25	—	—	—
3 month LIBOR minus 0.30%	Quarterly	TransDigm Group, Inc.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	9	—	—	—
3 month LIBOR minus 0.30%	Quarterly	KLX, Inc.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	38	—	—	—
3 month LIBOR minus 0.30%	Quarterly	Post Holdings, Inc.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	36	—	—	—
3 month LIBOR minus 0.30%	Quarterly	HRG Group, Inc.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	183	—	—	—
3 month LIBOR minus 0.30%	Quarterly	Coty, Inc.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	144	—	—	—
3 month LIBOR minus 0.30%	Quarterly	Valeant Pharmaceuticals International, Inc.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	171	—	—	—
3 month LIBOR minus 0.30%	Quarterly	Cheniere Energy, Inc.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	50	—	—	—
3 month LIBOR minus 0.30%	Quarterly	Silgan Holdings, Inc.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	96	—	—	—
3 month LIBOR minus 0.30%	Quarterly	Scientific Games Corp.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	62	—	—	—
3 month LIBOR minus 1.40%	Quarterly	Campbell Soup Co.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	62	—	—	—
3 month LIBOR minus 1.40%	Quarterly	Transocean Ltd.	Quarterly	Merrill Lynch International & Co.	06/29/18	USD	267	—	—	—
3 month LIBOR minus 0.30%	Quarterly	Valeant Pharmaceuticals International, Inc.	Quarterly	Merrill Lynch International & Co.	08/03/18	USD	20	27,901	—	27,901
3 month LIBOR minus 0.30%	Quarterly	Valeant Pharmaceuticals International, Inc.	Quarterly	Merrill Lynch International & Co.	08/11/18	USD	25	53,559	—	53,559
3 month LIBOR minus 0.30%	Quarterly	O’Reilly Automotive, Inc.	Quarterly	Merrill Lynch International & Co.	08/31/18	USD	12	(34,824)	—	(34,824)
iBoxx USD Liquid High Yield Index	Quarterly	3 month LIBOR	At Termination	Goldman Sachs International	09/20/18	USD	4,389	(27,402)	(9,227)	(18,175)
iShares JP Morgan USD Emerging Markets Bond ETF	Monthly	1 month LIBOR plus 0.35%	Monthly	Citibank NA	09/22/18	USD	680	856,466	—	856,466
3 month LIBOR minus 0.30%	Quarterly	Superior Energy Services, Inc.	Quarterly	Merrill Lynch International & Co.	10/11/18	USD	197	521,533	—	521,533
1 month LIBOR minus 0.75%	Monthly	VanEck Vectors Semiconductor ETF	Monthly	BNP Paribas SA	11/15/18	USD	8	54,021	—	54,021
3 month LIBOR minus 0.65%	Quarterly	Weatherford International plc	Quarterly	Merrill Lynch International & Co.	01/09/19	USD	575	969,054	—	969,054
3 month LIBOR plus 0.05%	Quarterly	Superior Energy Services, Inc.	Quarterly	BNP Paribas SA	02/07/19	USD	175	171,024	—	171,024
1 week LIBOR minus 0.90%	Monthly	SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	Merrill Lynch International & Co.	03/15/19	USD	121	(157,678)	—	(157,678)

Total								$2,774,056	$(11,605)	$2,785,661

79

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price(a)	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium (Received Paid)	Unrealized Appreciation(Depreciation)
USD Currency	8.80%	Deutsche Bank AG	01/29/19	USD	174,036	$180,924	$—	$180,924
USD Currency	8.90%	Deutsche Bank AG	02/26/19	USD	55,422	42,799	—	42,799
USD Currency	8.90%	Deutsche Bank AG	02/26/19	USD	111,078	85,777	—	85,777

						$309,500	$—	$309,500

(a)	At expiration, the Fund receives the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

OTC Total Return Basket Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount		Unrealized Depreciation	Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Merrill Lynch International, Inc.	2/15/2023	USD (25,068,182)	(b)	$846,497	$(24,010,753)	(0.01%)

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 20-151 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Week

GBP 1 Week

SEK 1 Week

USD 1 Week

(b) Amount includes $(210,932) of net dividends and financing fees.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference index	Reference rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1D IBRCOL	Colombian Overnight Interbank Reference Rate	4.27%
1M LIBOR	London Interbank Offered Rate	1.88%
1D MIBOR	Mumbai Interbank Offered Rate	9.39%
1W CNREPOFIX=CFXS	7D China Fixing Repo Rates	3.2%
3M CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association	1.65%
3M JIBAR	Johannesburg Interbank Average Rate	6.87%
3M LIBOR	London Interbank Offered Rate	2.31%
3M STIBOR	Stockholm Interbank Offered Rate	(0.36%)
3M TWCPBA	Taiwan Secondary Markets Bills Rate	1.38%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	7.85%
6M BUBOR	Budapest Interbank Offered Rate	0.05%
6M EURIBOR	Euro Interbank Offered Rate	(0.27%)
6M LIBOR	London Interbank Offered Rate	2.45%
6M WIBOR	Warsaw Interbank Offered Rate	1.68%
UKRPI	UK Retail Price Index All Items Monthly	0.1%

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

80

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$4,399,593,282	$194,960,751	$4,594,554,033
Common Stocks:
Canada	123,298	—	—	123,298
France	533,610	6,242,923	—	6,776,533
Germany	—	1,979,310	—	1,979,310
Greece	—	3,928,919	—	3,928,919
Indonesia	—	3,436,142	—	3,436,142
Italy	—	25,760,444	—	25,760,444
Luxembourg	—	—	1	1
Netherlands	10,798,866	—	—	10,798,866
United States	362,477,076	—	—	362,477,076
Corporate Bonds:
Argentina	—	171,057,117	—	171,057,117
Australia	—	93,823,248	—	93,823,248
Austria	—	70,454,592	—	70,454,592
Belgium	—	35,192,975	—	35,192,975
Brazil	—	122,763,624	—	122,763,624
Canada	—	148,148,784	—	148,148,784
Cayman Islands	—	15,740,760	—	15,740,760
Chile	—	10,037,500	—	10,037,500
China	—	625,303,486	—	625,303,486
Colombia	—	24,736,825	—	24,736,825
Cyprus	—	15,801,617	—	15,801,617
Czech Republic	—	3,898,959	—	3,898,959
Denmark	—	22,655,279	—	22,655,279
Dominican Republic	—	5,412,500	—	5,412,500
Finland	—	2,188,537	—	2,188,537
France	—	230,844,564	—	230,844,564
Germany	—	269,577,013	—	269,577,013
Greece	—	17,449,959	—	17,449,959
Guatemala	—	6,479,747	—	6,479,747
Guernsey	—	3,306,486	—	3,306,486
Honduras	—	4,567,075	—	4,567,075
Hong Kong	—	135,386,441	101,935	135,488,376
India	—	70,906,887	—	70,906,887
Indonesia	—	52,702,242	—	52,702,242
Ireland	—	107,715,364	—	107,715,364
Israel	—	16,344,739	—	16,344,739
Italy	—	367,107,791	—	367,107,791
Jamaica	—	12,100,000	—	12,100,000
Japan	—	300,940,336	—	300,940,336
Jersey	—	6,969,219	—	6,969,219
Luxembourg	—	81,762,150	—	81,762,150
Malaysia	—	59,999,950	—	59,999,950
Mexico	—	58,398,661	—	58,398,661
Mongolia	—	3,322,374	—	3,322,374
Netherlands	—	228,043,398	—	228,043,398
Norway	—	17,022,159	—	17,022,159
Peru	—	28,245,271	—	28,245,271
Philippines	—	35,522,823	—	35,522,823
Portugal	—	14,843,841	—	14,843,841
Singapore	—	36,159,264	—	36,159,264
South Africa	—	690,190	—	690,190
South Korea	—	93,596,669	—	93,596,669
Spain	—	233,804,282	—	233,804,282
Sweden	—	48,525,373	—	48,525,373
Switzerland	—	142,231,847	—	142,231,847
Taiwan	—	48,912,125	—	48,912,125
Thailand	—	28,271,294	—	28,271,294
Turkey	—	15,317,295	—	15,317,295
United Arab Emirates	—	5,452,811	—	5,452,811
United Kingdom	—	622,331,649	—	622,331,649
United States	—	3,509,875,032	9,287,168	3,519,162,200
Zambia	—	3,795,000	—	3,795,000
Floating Rate Loan Interests:
Canada	—	16,847,962	—	16,847,962
Denmark	—	3,679,353	—	3,679,353
France	—	24,517,689	—	24,517,689
Germany	—	15,090,762	—	15,090,762
Indonesia	—	—	13,822,500	13,822,500
Ireland	—	4,664,842	—	4,664,842
Luxembourg	—	9,812,920	32,070,840	41,883,760
Netherlands	—	21,076,223	—	21,076,223
Norway	—	3,071,418	—	3,071,418
Poland	—	3,057,453	—	3,057,453
Spain	—	3,059,951	—	3,059,951
Sweden	—	4,866,885	—	4,866,885

81

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Income Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Switzerland	$—	$11,294,762	$—	$11,294,762
United Kingdom	—	33,586,548	—	33,586,548
United States	—	542,368,270	359,895,081	902,263,351
Foreign Agency Obligations	—	848,530,070	—	848,530,070
Foreign Government Obligations	—	3,428,577,004	—	3,428,577,004
Investment Companies	537,549,245	—	—	537,549,245
Municipal Bonds	—	1,296,845,492	—	1,296,845,492
Non-Agency Mortgage-Backed Securities	—	2,328,209,651	228,319,286	2,556,528,937
Preferred Securities:
Cayman Islands	—	4,353,867	—	4,353,867
Luxembourg	—	—	1,570,370	1,570,370
Spain	—	59,192,458	—	59,192,458
United Kingdom	—	37,603,062	—	37,603,062
United States	2,870,400	224,744,090	—	227,614,490
U.S. Government Sponsored Agency Securities	—	23,666,702,001	2,350,649	23,669,052,650
U.S. Treasury Obligations	—	10,455,489,993	—	10,455,489,993
Warrants	—	—	112,072	112,072
Short-Term Securities:
Borrowed Bond Agreements	—	1,967,442,889	—	1,967,442,889
Foreign Government Obligations	—	942,671,389	—	942,671,389
Money Market Funds	192,441,605	—	—	192,441,605
Options Purchased:
Credit contracts	—	42,274	—	42,274
Equity contracts	24,805,411	26,840,354	—	51,645,765
Foreign currency exchange contracts	—	113,726,488	—	113,726,488
Interest rate contracts	8,902,205	102,362,368	—	111,264,573
Unfunded floating rate loan interests(b)	—	145,733	—	145,733
Liabilities:
Borrowed Bonds	—	(2,048,789,085)	—	(2,048,789,085)
TBA Sale Commitments	—	(17,866,977,528)	—	(17,866,977,528)
Investment Sold Short
U.S. Treasury Obligations	—	(188,416,757)	—	(188,416,757)

	$1,140,501,716	$38,822,968,995	$842,490,653	$40,805,961,364

Total Investments				$40,805,961,364

Derivative Financial Instruments(c)
Assets:
Commodity contracts	$1,915,632	$—	$—	$1,915,632
Credit contracts	—	15,913,682	—	15,913,682
Equity contracts	718,569	4,366,617	—	5,085,186
Foreign currency exchange contracts	—	67,490,843	—	67,490,843
Interest rate contracts	11,308,956	103,660,059	—	114,969,015
Other contracts	—	361,153	—	361,153
Liabilities:
Commodity contracts	(2,842,782)	—	—	(2,842,782)
Credit contracts	—	(24,310,476)	—	(24,310,476)
Equity contracts	(17,135,315)	(11,552,805)	—	(28,688,120)
Foreign currency exchange contracts	—	(181,124,048)	—	(181,124,048)
Interest rate contracts	(76,099,772)	(222,251,552)	—	(298,351,324)

Total	$(82,134,712)	$(247,446,527)	$—	$(329,581,239)

(a) See above Consolidated Schedule of Investments for values in each country.

(b) Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

(c) Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	U.S. Government Sponsored Agency Securities	Options Purchased	Warrants	Total
Assets:
Opening Balance, as of December 31, 2017	$301,705,512	$1,172,762	$10,257,860	$295,938,252	$222,383,753	$315,114	$2,372,827	$28	$—	$834,146,108
Transfers into Level 3	15,375,516	—	5	27,345,786	23,110,129	—	—	—	—	65,831,436
Transfers out of Level 3(a)	(156,798,598)	—	(7,034,026)	(34,690,628)	(42,561,954)	—	—	—	—	(241,085,206)
Other(b)	—	(1,247,218)	9,175,087		(9,287,160)	1,247,219	—	—	112,072	—
Accrued discounts/premiums	4,524	—	—	5,117	5,146	—	—	—	—	14,787
Net realized gain (loss)	(3,404,418)	—	385,693	185,606	2,409,602	—	—	(28)	—	(423,545)
Net change in unrealized appreciation (depreciation)(c)(d)	(2,219,641)	74,457	(439,782)	1,322,415	(4,584,813)	8,037	(22,178)	—	—	(5,861,505)
Purchases	49,785,666	—	257,353	140,658,392	46,319,292	—	—	—	—	237,020,703
Sales	(9,487,810)	—	(3,213,087)	(24,976,519)	(9,474,709)	—	—	—	—	(47,152,125)

Closing Balance, as of March 31, 2018	194,960,751	1	9,389,103	405,788,421	228,319,286	1,570,370	2,350,649	—	112,072	842,490,653

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018(d)	$(5,469,751)	$74,457	$(30,173)	$1,322,415	$(4,584,813)	$8,037	$(22,178)	$—	$—	$(8,702,006)

(a) As of December 31, 2017, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2018, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b) Certain Level 3 investments were re-classified between Common Stock, Corporate Bonds, Non-Agency Mortgage-Backed Securities, Preferred Securities, and Warrants.

(c) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

(d) Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association
CDO	Collateralized Debt Obligation
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Capital
CWABS	Countrywide Asset-Backed Certificates
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
HICPXT	Harmonised European Inflation Index
IBRCOL	Colombian Overnight Interbank Reference Rate
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MIBOR	Moscow Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
NASDAQ	National Association of Securities Dealers Automated Quotations
OTC	Over-The-Counter
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SCA	Svenska Celluosa Aktiebolaget
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
TBA	To-be-announced
TOPIX	Tokyo Stock Price Index
TWCPBA	Taiwan Secondary Markets Bills Rate
UKRPI	United Kingdom Retail Price Index
VRDN	Variable Rate Demand Notes
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate

82

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 21, 2018

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: May 21, 2018